UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 94.31%

COMMON STOCKS 14.01%

Aerospace/Defense 0.72%

Kratos Defense & Security Solutions, Inc.*		213	$2,845,680
Teledyne Technologies, Inc.*		17	4,033,420
Total			6,879,100

Banking 1.14%

Bank of America Corp.		102	3,154,860
SVB Financial Group*		11	3,453,425
TriState Capital Holdings, Inc.*		141	4,194,750
Total			10,803,035

Beverages 0.35%

Treasury Wine Estates Ltd.(a)	AUD	237	3,317,285

Building Materials 0.45%

Trex Co., Inc.*		51	4,319,700

Chemicals 1.28%

Balchem Corp.		38	4,213,820
CF Industries Holdings, Inc.		97	5,039,150
Orion Engineered Carbons SA (Luxembourg)(b)		82	2,952,000
Total			12,204,970

Diversified Capital Goods 1.07%

Applied Industrial Technologies, Inc.		43	3,313,150
Exponent, Inc.		89	4,669,620
Trinity Industries, Inc.		62	2,222,080
Total			10,204,850

Energy: Exploration & Production 0.39%

WPX Energy, Inc.*		192	3,661,440

Food: Wholesale 0.27%

Campbell Soup Co.		64	2,524,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

Investments	Shares (000)		Fair Value
Health Services 0.42%

Anthem, Inc.		15	$3,970,950

Hotels 0.43%

Wingstop, Inc.		61	4,116,822

Investments & Miscellaneous Financial Services 0.38%

Evercore, Inc. Class A		34	3,609,100

Media: Content 0.59%

Spotify Technology SA (Sweden)*(b)		17	3,221,840
Take-Two Interactive Software, Inc.*		18	2,404,080
Total			5,625,920

Medical Products 0.84%

ElectroCore LLC*		181	2,950,300
Glaukos Corp.*		73	5,005,368
Total			7,955,668

Metals/Mining (Excluding Steel) 0.28%

BHP Billiton plc(a)	GBP	125	2,663,881

Oil Refining & Marketing 0.34%

HollyFrontier Corp.		43	3,204,360

Pharmaceuticals 1.69%

Allergan plc		27	5,176,170
Biogen, Inc.*		7	2,633,501
GW Pharmaceuticals plc ADR*		33	4,843,740
Sage Therapeutics, Inc.*		21	3,449,460
Total			16,102,871

Software/Services 0.70%

Dassault Systemes SE(a)	EUR	15	2,430,610
MSCI, Inc.		23	4,200,058
Total			6,630,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

Investments			Shares (000)		Fair Value
Specialty Retail 2.35%

adidas AG(a)			EUR	11	$2,743,897
American Eagle Outfitters, Inc.				124	3,219,040
At Home Group, Inc.*				83	2,838,825
Columbia Sportswear Co.				35	3,147,290
Movado Group, Inc.				71	3,024,600
Ollie’s Bargain Outlet Holdings, Inc.*				37	3,222,700
SiteOne Landscape Supply, Inc.*				46	4,157,020
Total					22,353,372

Technology Hardware & Equipment 0.32%

nLight, Inc.*				100	3,081,000
Total Common Stocks (cost $118,153,384)					133,229,792

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 69.98%

Aerospace/Defense 0.54%

Aerojet Rocketdyne Holdings, Inc.	2.25%	12/15/2023		$3,482	5,105,608

Automakers 2.42%

Navistar International Corp.	4.50%	10/15/2018		3,000	3,020,679
Tesla, Inc.	0.25%	3/1/2019		19,420	19,984,734
Total					23,005,413

Cable & Satellite Television 0.26%

DISH Network Corp.	3.375%	8/15/2026		2,655	2,503,938

Electric: Generation 2.64%

NRG Yield, Inc.†	3.25%	6/1/2020		25,065	25,096,281

Electric: Integrated 0.76%

NextEra Energy Partners LP†	1.50%	9/15/2020		7,100	7,274,731

Electronics 7.96%

Advanced Micro Devices, Inc.	2.125%	9/1/2026		4,950	15,822,160
Electronics For Imaging, Inc.	0.75%	9/1/2019		7,757	7,720,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics (continued)

II-VI, Inc.†	0.25%	9/1/2022	$3,653	$4,429,263
Intel Corp.	3.25%	8/1/2039	4,915	11,550,250
Microchip Technology, Inc.	1.625%	2/15/2025	11,700	19,373,585
Micron Technology, Inc.	2.125%	2/15/2033	3,500	16,804,974
Total				75,700,301

Energy: Exploration & Production 3.14%

Chesapeake Energy Corp.	5.50%	9/15/2026	11,000	10,674,774
Oasis Petroleum, Inc.	2.625%	9/15/2023	3,500	4,609,790
Tesla Energy Operations, Inc.	1.625%	11/1/2019	15,936	14,595,687
Total				29,880,251

Food: Wholesale 0.65%

Herbalife Nutrition Ltd.†	2.625%	3/15/2024	5,615	6,152,120

Gas Distribution 0.71%

Cheniere Energy, Inc.	4.25%	3/15/2045	8,500	6,771,780

Health Facilities 1.16%

Teladoc Health, Inc.	3.00%	12/15/2022	5,810	11,037,414

Health Services 0.50%

Exact Sciences Corp.	1.00%	1/15/2025	4,000	4,769,580

Hotels 0.34%

Caesars Entertainment Corp.	5.00%	10/1/2024	2,000	3,266,200

Machinery 1.66%

Chart Industries, Inc.†	1.00%	11/15/2024	8,100	11,279,452
Greenbrier Cos., Inc. (The)	2.875%	2/1/2024	3,800	4,488,089
Total				15,767,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Managed Care 2.07%

Anthem, Inc.	2.75%	10/15/2042		$2,000	$7,268,584
Molina Healthcare, Inc.	1.125%	1/15/2020		3,670	12,441,223
Total					19,709,807

Medical Products 5.94%

DexCom, Inc.	0.75%	5/15/2022		8,200	12,671,796
Insulet Corp.†	1.375%	11/15/2024		7,873	9,927,853
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		5,560	9,550,245
NuVasive, Inc.	2.25%	3/15/2021		6,300	7,916,089
Quidel Corp.	3.25%	12/15/2020		2,585	6,316,261
Wright Medical Group NV (Netherlands)(b)	2.25%	11/15/2021		7,000	10,101,000
Total					56,483,244

Metals/Mining (Excluding Steel) 1.06%

Cleveland-Cliffs, Inc.	1.50%	1/15/2025		3,800	5,202,010
Gold Exchangeable Ltd. (Jersey)(b)	6.875%	5/13/2022		5,000	4,843,750
Total					10,045,760

Oil Field Equipment & Services 2.68%

Ensco Jersey Finance Ltd. (Jersey)(b)	3.00%	1/31/2024		7,355	6,757,406
Helix Energy Solutions Group, Inc.	4.125%	9/15/2023		3,300	4,148,760
Transocean, Inc.	0.50%	1/30/2023		4,115	5,444,939
Weatherford International Ltd.	5.875%	7/1/2021		9,680	9,084,477
Total					25,435,582

Pharmaceuticals 7.10%

BioMarin Pharmaceutical, Inc.	0.599%	8/1/2024		6,800	7,230,698
Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	9,250	9,427,203
Illumina, Inc.	0.50%	6/15/2021		$9,233	13,617,586
Jazz Investments I Ltd. (Ireland)(b)	1.50%	8/15/2024		8,650	8,950,207
Ligand Pharmaceuticals, Inc.†	0.75%	5/15/2023		4,000	4,712,000
Ligand Pharmaceuticals, Inc.	0.75%	8/15/2019		2,350	8,110,438
Medicines Co. (The)	2.50%	1/15/2022		4,800	6,138,000
Sarepta Therapeutics, Inc.†	1.50%	11/15/2024		4,610	9,315,081
Total					67,501,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.79%

Okta, Inc.†	0.25%	2/15/2023	$5,300	$7,473,000

Real Estate Investment Trusts 3.40%

Starwood Property Trust, Inc.	4.375%	4/1/2023	4,840	4,837,265
VEREIT, Inc.	3.75%	12/15/2020	27,133	27,470,426
Total				32,307,691

Software/Services 12.98%

Altaba, Inc.	Zero Coupon	12/1/2018	3,115	4,052,593
Atlassian, Inc.†	0.625%	5/1/2023	3,700	4,642,597
FireEye, Inc.	1.00%	6/1/2035	5,525	5,290,188
FireEye, Inc.	1.625%	6/1/2035	21,000	19,246,731
Five9, Inc.†	0.125%	5/1/2023	5,687	7,338,038
Momo, Inc. (China)†(b)	1.25%	7/1/2025	4,000	4,065,012
MongoDB, Inc.†	0.75%	6/15/2024	4,500	5,432,346
Nutanix, Inc.†	Zero Coupon	1/15/2023	5,800	7,624,842
Q2 Holdings, Inc.†	0.75%	2/15/2023	5,900	7,121,961
RingCentral, Inc.†	Zero Coupon	3/15/2023	7,050	8,885,503
Twilio, Inc.†	0.25%	6/1/2023	6,750	8,741,993
Twitter, Inc.†	0.25%	6/15/2024	4,000	3,819,428
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	25,000	24,468,750
Workday, Inc.	1.50%	7/15/2020	2,540	4,833,620
Zendesk, Inc.†	0.25%	3/15/2023	6,281	7,792,466
Total				123,356,068

Specialty Retail 1.18%

Etsy, Inc.†	Zero Coupon	3/1/2023	3,700	5,406,729
RH	Zero Coupon	7/15/2020	4,100	5,791,250
Total				11,197,979

Support: Services 1.75%

Chegg, Inc.†	0.25%	5/15/2023	5,500	7,278,513
Macquarie Infrastructure Co. LLC	2.875%	7/15/2019	4,840	4,827,121
ServiceNow, Inc.	Zero Coupon	6/1/2022	3,026	4,537,348
Total				16,642,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 4.33%

Palo Alto Networks, Inc.†	0.75%	7/1/2023	$8,000	$8,451,968
Square, Inc.†	0.50%	5/15/2023	12,100	15,911,669
SunPower Corp.	4.00%	1/15/2023	20,602	16,781,586
Total				41,145,223

Telecommunications: Satellite 0.91%

Intelsat SA (Luxembourg)†(b)	4.50%	6/15/2025	5,800	8,645,625

Telecommunications: Wireline Integrated & Services 0.57%

GDS Holdings Ltd. (China)†(b)	2.00%	6/1/2025	5,499	5,376,576

Theaters & Entertainment 0.71%

Live Nation Entertainment, Inc.†	2.50%	3/15/2023	6,500	6,747,773

Transportation: Infrastructure/Services 1.77%

DHT Holdings, Inc.†	4.50%	8/15/2021	5,000	4,871,525
Echo Global Logistics, Inc.	2.50%	5/1/2020	5,750	6,249,531
Scorpio Tankers, Inc. (Monaco)(b)	3.00%	5/15/2022	6,689	5,745,764
Total				16,866,820
Total Convertible Bonds (cost $598,603,645)				665,266,501

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 10.32%

Banking 2.75%

Bank of America Corp.	7.25%		3	3,926,820
Wells Fargo & Co.	7.50%		17	22,174,389
Total				26,101,209

Electric: Integrated 1.27%

NextEra Energy, Inc.	6.123%		71	4,054,100
NextEra Energy, Inc.	6.371%		106	8,006,040
Total				12,060,140

Electronics 1.41%

Fortive Corp.	5.00%		13	13,448,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

Investments	Dividend Rate		Shares (000)	Fair Value
Food: Wholesale 0.63%

Post Holdings, Inc.	2.50%		33	$6,006,000

Integrated Energy 0.79%

Hess Corp.	8.00%		101	7,534,600

Medical Products 2.08%

Becton Dickinson & Co.	6.125%		301	19,747,245

Real Estate Investment Trusts 1.39%

Crown Castle International Corp.	6.875%		12	13,236,600
Total Convertible Preferred Stocks (cost $93,343,300)				98,134,514

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BOND 0.00%

Metals/Mining (Excluding Steel) 0.00%

Peabody Energy Corp. (cost $0)	10.00%	3/15/2022	$2,785	278	(c)
Total Long-Term Investments (cost $810,100,329)				896,631,085

SHORT-TERM INVESTMENTS 4.98%

CONVERTIBLE BONDS 1.89%

Automakers 0.31%

Tesla Energy Operations, Inc.	2.75%	11/1/2018	3,000	2,962,500

Support: Services 0.50%

Ctrip.com International Ltd. (China)(b)	1.25%	10/15/2018	4,500	4,682,700

Transportation: Infrastructure/Services 1.08%

Scorpio Tankers, Inc. (Monaco)†(b)	2.375%	7/1/2019	10,643	10,289,354
Total Convertible Bonds (cost $17,972,498)				17,934,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $31,290,000 of U.S. Treasury Note at 1.125% due 9/30/2021; value: $29,963,022; proceeds: $29,375,300 (cost $29,371,874)	$29,372	$29,371,874

Total Short-Term Investments (cost $47,344,372)		47,306,428
Total Investments in Securities 99.29% (cost $857,444,701)		943,937,513
Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 0.71%		6,752,197
Net Assets 100.00%		$950,689,710

ADR	American Depositary Receipt.
AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	J.P. Morgan	9/18/2018	2,765,000	$2,089,407	$2,119,314	$29,907
British pound	Sell	J.P. Morgan	10/19/2018	2,012,000	2,659,631	2,613,280	46,351
Canadian dollar	Sell	J.P. Morgan	9/18/2018	2,153,000	1,652,063	1,650,229	1,834
euro	Sell	Toronto Dominion Bank	9/24/2018	2,330,000	2,732,556	2,708,329	24,227
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$102,319

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	J.P. Morgan	9/18/2018	1,300,000	$999,119	$996,423	$(2,696)
Canadian dollar	Sell	Barclays Bank plc	9/18/2018	725,000	552,437	555,697	(3,260)
Canadian dollar	Sell	J.P. Morgan	9/18/2018	3,398,000	2,582,500	2,604,495	(21,995)
Canadian dollar	Sell	Toronto Dominion Bank	9/18/2018	8,660,000	6,579,522	6,637,707	(58,185)
euro	Sell	Goldman Sachs	12/4/2018	2,035,000	2,366,490	2,378,510	(12,020)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(98,156)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2018

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$133,229,792	$—	$—	$133,229,792
Convertible Bonds	—	665,266,501	—	665,266,501
Convertible Preferred Stocks	98,134,514	—	—	98,134,514
Corporate Bond	—	—	278	278
Short-Term Investments
Convertible Bonds	—	17,934,554	—	17,934,554
Repurchase Agreement	—	29,371,874	—	29,371,874
Total	$231,364,306	$712,572,929	$278	$943,937,513
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$102,319	$—	$102,319
Liabilities	—	(98,156)	—	(98,156)
Total	$—	$4,163	$—	$4,163

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of December 1, 2017	$278
Accrued Discounts (Premiums)	—
Realized Gain (Loss)
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2018	$278
Change in Unrealized appreciation/depreciation for period ended August 31, 2018 related to Level 3 investments held at August 31, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 114.25%

ASSET-BACKED SECURITIES 29.61%

Automobiles 14.78%

Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	$530	$529,267
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	824	824,303
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	1,190	1,198,576
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	637	653,941
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	180	179,592
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	2,707	2,706,573
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	800	799,756
AmeriCredit Automobile Receivables Trust 2016-2 B	2.21%	5/10/2021	2,995	2,984,303
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	1,770	1,766,106
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,664	1,652,814
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	678	675,251
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	684	673,154
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	524	524,122
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,454	1,449,327
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	4,455	4,441,544
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	1,043	1,043,683
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	689	687,116
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	419	417,067
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	126	125,508
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	811	797,784
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	2,427	2,419,009
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	561,882
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	3,057	3,057,997
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	2,191	2,195,548
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	364	363,868
CarMax Auto Owner Trust 2014-3 B	2.04%	3/16/2020	1,558	1,556,957
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	977	976,702
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	68	67,845
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	908	900,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	$412	$410,720
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	4,783	4,762,350
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,391	1,378,418
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	3,010	2,976,133
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	1,022	1,023,841
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	1,095	1,093,568
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	673	672,685
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	372,924
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	564,321
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	1,492	1,486,536
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	742	736,740
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	949	952,036
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	2,045	2,045,489
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	688	688,716
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	1,451	1,451,824
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	3,100	3,141,396
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	1,529	1,532,170
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	1,561	1,565,977
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	484	485,014
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	127	126,860
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,974	1,976,028
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	652	659,604
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	714	713,237
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	964	962,228
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	4,111	4,078,667
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	541	540,684
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,159,671
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	146	146,561
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,279	1,279,150
Drive Auto Receivables Trust 2018-3 A2	2.75%	10/15/2020	6,452	6,453,413
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	2,071	2,071,848
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	818	818,903
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	1,949	1,952,894
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	937	932,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	$121	$120,803
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	1,881	1,872,771
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	1,339	1,322,919
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	510	501,664
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	916	913,433
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	744	739,459
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	836	830,224
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	745	736,702
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1,160	1,150,899
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	1,823	1,816,273
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	4,962	4,962,766
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	1,407	1,409,323
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	2,403	2,395,629
Ford Credit Auto Owner Trust 2017-1 A†	2.62%	8/15/2028	2,404	2,353,240
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	530	510,801
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	256	246,154
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	1,589	1,598,839
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	680	679,710
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	1,641	1,639,165
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	1,890	1,885,914
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	937	933,150
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	442	440,146
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	745	743,447
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	505	502,902
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	2,831	2,821,112
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%	9/23/2019	1,370	1,367,081
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	329	327,446
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%	10/15/2019	399	398,500
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	2,434	2,422,992
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	3,121	3,116,639
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	929	922,124
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	1,485	1,477,367
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	615	614,584
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	2,800	2,823,291
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	86	85,800
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	6,410	6,456,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	$3,048	$3,048,135
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	388	387,343
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	5,396	5,461,262
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	734	731,963
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	454	448,602
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	2,189	2,185,762
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	3,537	3,538,087
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	877	873,304
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	2,589	2,548,021
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,508	1,488,032
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	1,162	1,159,480
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	1,068	1,068,921
Total				163,522,220

Credit Cards 6.18%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	3,208	3,164,237
Barclays Dryrock Issuance Trust 2015-4 A	1.72%	8/16/2021	6,007	6,002,546
Barclays Dryrock Issuance Trust 2017-2 A	2.363%(1 Mo. LIBOR + .30%) #	5/15/2023	5,056	5,062,621
Capital One Multi-Asset Execution Trust 2016-A3	1.34%	4/15/2022	1,927	1,907,426
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	3,260	3,222,324
Citibank Credit Card Issuance Trust 2013-A7	2.493%(1 Mo. LIBOR + .43%) #	9/10/2020	3,602	3,602,340
Citibank Credit Card Issuance Trust 2014-A6	2.15%	7/15/2021	1,867	1,858,572
Citibank Credit Card Issuance Trust 2017-A2	1.74%	1/19/2021	5,108	5,094,768
Citibank Credit Card Issuance Trust 2018-A6	3.21%	12/7/2024	2,283	2,293,095
Discover Card Execution Note Trust 2013-A6	2.513%(1 Mo. LIBOR + .45%) #	4/15/2021	6,466	6,468,924
Discover Card Execution Note Trust 2014-A1	2.493%(1 Mo. LIBOR + .43%) #	7/15/2021	6,402	6,411,851
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	1,409	1,404,902
Master Credit Card Trust II Series 2018-1A B†	3.245%	7/22/2024	1,758	1,734,452
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	3,048	3,038,806
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	1,940	1,891,300
World Financial Network Credit Card Master Trust 2012-C A	2.23%	8/15/2022	4,402	4,400,180
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	747	724,053
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	3,031	3,009,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	$5,031	$4,949,233
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	2,213	2,180,130
Total				68,420,997

Other 8.65%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	573	569,422
Apidos CLO XVI 2013-16A CR†	5.342%(3 Mo. LIBOR + 3.00%) #	1/19/2025	500	500,433
Ares XXIX CLO Ltd. 2014-1A A1R†	3.526%(3 Mo. LIBOR + 1.19%) #	4/17/2026	1,715	1,716,797
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.668%(3 Mo. LIBOR + 1.35%) #	12/5/2025	300	300,627
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	758	753,645
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	506	500,883
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	585	584,685
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	487	482,276
Avery Point IV CLO Ltd. 2014-1A BR†	3.935%(3 Mo. LIBOR + 1.60%) #	4/25/2026	731	731,944
Avery Point VII CLO Ltd. 2015-7A A1†	3.839%(3 Mo. LIBOR + 1.50%) #	1/15/2028	2,694	2,700,370
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	3.838%(3 Mo. LIBOR + 1.49%) #	1/20/2029	1,164	1,167,906
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.398%(3 Mo. LIBOR + 2.05%) #	1/20/2029	1,525	1,530,658
Benefit Street Partners CLO IV Ltd. 2014-IVA BR†	5.248%(3 Mo. LIBOR + 2.90%) #	1/20/2029	632	634,864
Birchwood Park CLO Ltd. 2014-1A AR†	3.519%(3 Mo. LIBOR + 1.18%) #	7/15/2026	3,000	3,000,696
CNH Equipment Trust 2014-C A4	1.65%	9/15/2021	914	912,463
Conn's Receivables Funding LLC 2017-B A†	2.73%	7/15/2020	794	794,088
Crestline Denali CLO XIV Ltd. 2016-1A A†	3.917%(3 Mo. LIBOR + 1.57%) #	10/23/2028	2,096	2,099,877
Daimler Trucks Retail Trust 2018-1 A2†	2.60%	5/15/2020	3,901	3,901,708
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	62	61,513
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	104	103,609
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	274	273,020
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	186	185,732
Diamond Resorts Owner Trust 2017-1A B†	4.11%	10/22/2029	1,212	1,184,239
DLL LLC 2018-1 A3†	3.10%	4/18/2022	3,303	3,308,689
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	2,187	2,184,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	$399	$398,761
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	3,060	3,056,997
Galaxy XXI CLO Ltd. 2015-21A AR†	3.368%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	485	482,807
Hardee's Funding LLC 2018-1A AII†	4.959%		6/20/2048	2,542	2,567,420
ICG US CLO Ltd. 2015-2A AR†	3.189%(3 Mo. LIBOR + .85%)	#	1/16/2028	2,795	2,795,552
Jamestown CLO VII Ltd. 2015-7A CR†	4.935%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	1,431	1,425,088
Jefferson Mill CLO Ltd. 2015-1A B1†	4.498%(3 Mo. LIBOR + 2.15%)	#	7/20/2027	1,250	1,251,537
JFIN CLO Ltd. 2014-1A B1R†	3.798%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	2,500	2,503,504
KVK CLO Ltd. 2016-1A C†	5.489%(3 Mo. LIBOR + 3.15%)	#	1/15/2029	1,564	1,594,503
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	13	12,600
Madison Park Funding XXI Ltd. 2016-21A A1†	3.865%(3 Mo. LIBOR + 1.53%)	#	7/25/2029	639	642,565
Massachusetts Educational Financing Authority 2008-1 A1	3.285%(3 Mo. LIBOR + .95%)	#	4/25/2038	1,138	1,145,189
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	575	575,269
Mountain View CLO X Ltd. 2015-10A BR†	3.687%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	1,449	1,450,415
Navient Student Loan Trust 2016-7A A†	3.215%(1 Mo. LIBOR + 1.15%)	#	3/25/2066	1,570	1,598,085
Navient Student Loan Trust 2017-2A A†	3.115%(1 Mo. LIBOR + 1.05%)	#	12/27/2066	3,053	3,092,314
OHA Loan Funding Ltd. 2016-1A B1†	4.148%(3 Mo. LIBOR + 1.80%)	#	1/20/2028	4,200	4,212,124
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	453	453,962
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,105,883
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	118	120,839
Palmer Square Loan Funding Ltd. 2017-1A B†	4.039%(3 Mo. LIBOR + 1.70%)	#	10/15/2025	1,246	1,234,946
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.939%(3 Mo. LIBOR + .60%)	#	4/15/2026	2,631	2,627,883
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.389%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	946	922,761
Palmer Square Loan Funding Ltd. 2018-1A B†	3.739%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	716	691,895
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.605%(3 Mo. LIBOR + .27%)	#	4/25/2038	715	693,482
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	1,069	1,057,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Regatta IV Funding Ltd. 2014-1A DR†	5.635%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	$1,500	$1,504,366
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	804	796,889
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,893	2,896,250
Shackleton CLO Ltd. 2016-9A B†	4.248%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	1,070	1,073,369
SLC Student Loan Trust 2008-1 A4A	3.941%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	3,158	3,280,742
SLM Private Education Loan Trust 2010-A 2A†	5.313%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	448	456,067
SoFi Professional Loan Program LLC 2017-E A1†	2.565%(1 Mo. LIBOR + .50%)	#	11/26/2040	1,503	1,508,206
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	1,889	1,837,335
SoFi Professional Loan Program LLC 2018-A A2B†	2.95%		2/25/2042	2,633	2,583,866
Sound Point CLO XI Ltd. 2016-1A A†	3.998%(3 Mo. LIBOR + 1.65%)	#	7/20/2028	250	250,363
THL Credit Wind River CLO Ltd. 2014-3A BR†	3.947%(3 Mo. LIBOR + 1.60%)	#	1/22/2027	486	486,807
Towd Point Asset Trust 2018-SL1 A†	2.665%(1 Mo. LIBOR + .60%)	#	1/25/2046	2,429	2,418,345
Tralee CLO III Ltd. 2014-3A AR†	3.378%(3 Mo. LIBOR + 1.03%)	#	10/20/2027	3,556	3,558,899
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	504	503,505
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,072	1,070,007
WhiteHorse VIII Ltd. 2014-1A AR†	3.243%(3 Mo. LIBOR + .90%)	#	5/1/2026	3,593	3,584,910
Total					95,709,213
Total Asset-Backed Securities (cost $328,417,505)					327,652,430

CORPORATE BONDS 22.79%

Automotive 0.81%

Daimler Finance North America LLC†	3.75%		2/22/2028	1,675	1,653,774
Ford Motor Co.	7.45%		7/16/2031	2,559	2,842,289
General Motors Co.	6.60%		4/1/2036	4,111	4,424,670
Total					8,920,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 5.82%

Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027	$1,290	$1,185,349
Bank of America Corp.	3.593	% #(b)	7/21/2028	2,140	2,050,495
Bank of America Corp.	3.824	% #(b)	1/20/2028	5,073	4,961,063
Bank of America Corp.	4.00%		1/22/2025	1,716	1,697,785
Bank of America Corp.	4.45%		3/3/2026	940	943,481
Citigroup, Inc.	3.668	% #(b)	7/24/2028	2,377	2,276,659
Citigroup, Inc.	3.887	% #(b)	1/10/2028	2,574	2,509,381
Citigroup, Inc.	4.45%		9/29/2027	1,374	1,362,587
Commonwealth Bank of Australia (Australia)†(a)	4.50%		12/9/2025	1,622	1,620,445
Goldman Sachs Group, Inc. (The)	4.223	% #(b)	5/1/2029	1,158	1,146,201
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	2,388	2,886,733
Intesa Sanpaolo SpA (Italy)†(a)	3.875%		1/12/2028	1,443	1,228,491
JPMorgan Chase & Co.	3.54	% #(b)	5/1/2028	1,452	1,394,279
JPMorgan Chase & Co.	3.782	% #(b)	2/1/2028	5,750	5,625,689
Macquarie Group Ltd. (Australia)†(a)	4.654	% #(b)	3/27/2029	3,121	3,149,170
Morgan Stanley	3.625%		1/20/2027	1,528	1,472,201
Morgan Stanley	3.875%		1/27/2026	2,306	2,276,316
Morgan Stanley	4.00%		7/23/2025	2,870	2,883,100
Royal Bank of Scotland Group plc (United Kingdom)(a)	4.892	% #(b)	5/18/2029	1,505	1,507,744
Santander UK plc (United Kingdom)†(a)	5.00%		11/7/2023	575	584,751
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029	2,280	2,794,124
Toronto-Dominion Bank (The) (Canada)(a)	3.625%(5 Yr Swap rate + 2.21%)	#	9/15/2031	3,505	3,327,228
UBS AG	7.625%		8/17/2022	2,826	3,147,458
Wells Fargo & Co.	3.00%		10/23/2026	2,539	2,374,309
Wells Fargo Bank NA	5.85%		2/1/2037	5,025	5,883,526
Wells Fargo Bank NA	6.60%		1/15/2038	1,583	2,014,979
Westpac Banking Corp. (Australia)(a)	4.322%(USISDA05 + 2.24%)	#	11/23/2031	2,122	2,061,154
Total					64,364,698

Beverages 0.78%

Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	5,425	5,515,397
Bacardi Ltd.†	4.70%		5/15/2028	2,370	2,366,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)

Becle SAB de CV (Mexico)†(a)	3.75%	5/13/2025	$800	$769,327
Total				8,651,145

Building Materials 0.18%

CRH America Finance, Inc.†	4.50%	4/4/2048	2,172	2,051,607

Business Services 0.06%

Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%	7/30/2027	704	647,923

Chemicals 0.20%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%	7/19/2022	1,270	1,234,981
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	550	564,014
Syngenta Finance NV (Netherlands)†(a)	4.441%	4/24/2023	400	401,524
Total				2,200,519

Computer Hardware 0.45%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	656	658,287
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	592	621,960
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,950	2,068,905
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,308	1,606,448
Total				4,955,600

Computer Software 0.18%

Oracle Corp.	6.125%	7/8/2039	1,557	1,941,455

Drugs 0.20%

Bayer Corp.†	6.65%	2/15/2028	629	736,441
CVS Health Corp.	4.30%	3/25/2028	1,534	1,525,392
Total				2,261,833

Electric: Power 2.47%

Appalachian Power Co.	7.00%	4/1/2038	1,098	1,460,558
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	2,282	2,301,873
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	733	671,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Dominion Energy, Inc.	7.00%	6/15/2038	$468	$598,713
Edison International	4.125%	3/15/2028	1,149	1,153,609
Entergy Louisiana LLC	4.00%	3/15/2033	934	951,018
Exelon Generation Co. LLC	5.60%	6/15/2042	2,000	2,050,543
Massachusetts Electric Co.†	4.004%	8/15/2046	1,317	1,272,383
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	700	651,591
Ohio Edison Co.	8.25%	10/15/2038	1,725	2,490,761
Pacific Gas & Electric Co.	3.30%	12/1/2027	3,473	3,193,431
Pacific Gas & Electric Co.	6.05%	3/1/2034	2,801	3,155,603
PPL Electric Utilities Corp.	5.20%	7/15/2041	554	625,199
Progress Energy, Inc.	7.75%	3/1/2031	1,547	2,069,400
South Carolina Electric & Gas Co.	6.05%	1/15/2038	1,988	2,290,984
South Carolina Electric & Gas Co.	6.625%	2/1/2032	581	695,500
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,711,592
Total				27,344,488

Electrical Equipment 0.33%

Marvell Technology Group Ltd.	4.20%	6/22/2023	808	811,925
Xilinx, Inc.	2.95%	6/1/2024	2,949	2,833,038
Total				3,644,963

Electronics 0.24%

Trimble, Inc.	4.90%	6/15/2028	2,633	2,689,366

Financial Services 0.95%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	360,462
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	728,366
Discover Financial Services	4.10%	2/9/2027	1,087	1,055,014
E*TRADE Financial Corp.	3.80%	8/24/2027	540	520,016
E*TRADE Financial Corp.	4.50%	6/20/2028	978	990,460
GE Capital International Funding Co. Unlimited Co. (Ireland)(a)	4.418%	11/15/2035	1,075	1,036,123
International Lease Finance Corp.	5.875%	4/1/2019	1,876	1,906,615
International Lease Finance Corp.	5.875%	8/15/2022	353	376,384
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,051	1,059,020
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	690	658,111
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	1,835	1,860,250
Total				10,550,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.50%

Ascension Health	3.945%	11/15/2046	$681	$679,472
HCA, Inc.	5.50%	6/15/2047	2,364	2,375,820
Kaiser Foundation Hospitals	4.15%	5/1/2047	962	988,461
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,286	1,273,159
NYU Langone Hospitals	4.368%	7/1/2047	217	219,368
Total				5,536,280

Insurance 0.97%

Assurant, Inc.	4.90%	3/27/2028	1,190	1,197,143
Lincoln National Corp.	6.30%	10/9/2037	502	602,602
Securian Financial Group, Inc.†	4.80%	4/15/2048	1,423	1,435,170
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,629	4,995,259
Unum Group	5.75%	8/15/2042	713	763,011
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,739,229
Total				10,732,414

Leisure 0.14%

Carnival plc	7.875%	6/1/2027	1,230	1,546,626

Machinery: Industrial/Specialty 0.28%

Nvent Finance Sarl (Luxembourg)†(a)	4.55%	4/15/2028	3,150	3,116,117

Manufacturing 0.52%

General Electric Co.	6.15%	8/7/2037	2,988	3,503,190
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	2.35%	10/15/2026	2,448	2,230,150
Total				5,733,340

Media 1.26%

21st Century Fox America, Inc.	6.20%	12/15/2034	284	346,038
21st Century Fox America, Inc.	7.75%	12/1/2045	634	937,075
Comcast Corp.	3.969%	11/1/2047	4,136	3,753,247
Cox Communications, Inc.†	4.50%	6/30/2043	324	280,503
Cox Communications, Inc.†	8.375%	3/1/2039	4,104	5,398,737
Time Warner Cable LLC	6.55%	5/1/2037	229	247,969
Time Warner Cable LLC	7.30%	7/1/2038	2,015	2,347,696
Time Warner Entertainment Co. LP	8.375%	7/15/2033	532	669,633
Total				13,980,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.48%

Anglo American Capital plc (United Kingdom)†(a)	4.00%	9/11/2027	$3,306	$3,051,483
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	2,270	2,257,170
Total				5,308,653

Natural Gas 0.16%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	1,720,646

Oil 1.42%

Eni SpA (Italy)†(a)	5.70%	10/1/2040	5,053	5,411,861
Equinor ASA (Norway)(a)	7.15%	11/15/2025	1,354	1,635,861
Kerr-McGee Corp.	7.875%	9/15/2031	1,678	2,117,338
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	2,600	2,411,500
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	1,603	2,084,871
Valero Energy Corp.	10.50%	3/15/2039	1,308	2,084,761
Total				15,746,192

Oil: Crude Producers 0.94%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	770	750,380
Colonial Pipeline Co.†	4.25%	4/15/2048	1,599	1,568,260
Energy Transfer Partners LP	7.50%	7/1/2038	2,143	2,564,940
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,877,487
Kinder Morgan, Inc.	7.75%	1/15/2032	1,172	1,457,674
Northern Natural Gas Co.†	4.30%	1/15/2049	771	768,323
Peru LNG Srl (Peru)†(a)	5.375%	3/22/2030	370	378,094
Total				10,365,158

Oil: Integrated Domestic 0.49%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	2,559	2,423,077
Halliburton Co.	7.45%	9/15/2039	1,608	2,159,047
National Oilwell Varco, Inc.	3.95%	12/1/2042	1,012	876,147
Total				5,458,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.64%

EPR Properties	4.75%	12/15/2026	$888	$878,796
EPR Properties	4.95%	4/15/2028	3,420	3,402,441
SL Green Operating Partnership LP	3.25%	10/15/2022	877	855,841
VEREIT Operating Partnership LP	3.95%	8/15/2027	1,574	1,502,258
VEREIT Operating Partnership LP	4.875%	6/1/2026	460	467,878
Total				7,107,214

Steel 0.06%

Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	610	712,175

Technology 0.78%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	1,950	1,931,246
Alibaba Group Holding Ltd. (China)(a)	4.20%	12/6/2047	1,183	1,115,073
Baidu, Inc. (China)(a)	3.875%	9/29/2023	1,862	1,860,754
Tencent Holdings Ltd. (China)†(a)	3.595%	1/19/2028	3,868	3,677,675
Total				8,584,748

Telecommunications 0.69%

AT&T, Inc.	6.00%	8/15/2040	3,604	3,806,999
Verizon Communications, Inc.	4.862%	8/21/2046	1,814	1,799,523
Vodafone Group plc (United Kingdom)(a)	4.375%	5/30/2028	1,151	1,143,479
Vodafone Group plc (United Kingdom)(a)	5.25%	5/30/2048	863	871,273
Total				7,621,274

Transportation: Miscellaneous 0.56%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040	5,131	6,154,505

Utilities 0.23%

Aquarion Co.†	4.00%	8/15/2024	2,500	2,538,398
Total Corporate Bonds (cost $256,483,765)				252,188,060

FOREIGN GOVERNMENT OBLIGATIONS 0.33%

Bahamas 0.06%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029	588	637,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.12%

Government of Bermuda†	3.717%		1/25/2027	$1,400	$1,326,542

Qatar 0.07%

State of Qatar†(a)	5.103%		4/23/2048	725	747,086

Uruguay 0.08%

Republic of Uruguay(a)	4.975%		4/20/2055	925	930,087
Total Foreign Government Obligations (cost $3,613,465)					3,640,960

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.32%

Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	2,364	2,371,850
Federal Home Loan Mortgage Corp. Q001 XA IO	2.28	% #(c)	2/25/2032	12,312	1,823,202
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	183	182,104
Government National Mortgage Assoc. 2015-47 AE	2.90	% #(c)	11/16/2055	4,052	3,978,097
Government National Mortgage Assoc. 2015-48 AS	2.90	% #(c)	2/16/2049	3,237	3,167,473
Government National Mortgage Assoc. 2015-73 AC	2.90	% #(c)	2/16/2053	699	682,884
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,768	3,644,029
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	3,337	3,184,246
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,777	1,709,272
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,166	1,116,380
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,309	1,267,542
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,096	1,056,121
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,530	1,472,855
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $26,503,354)					25,656,055

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 32.83%

Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	11,375	11,597,374
Federal Home Loan Mortgage Corp.	5.00%		4/1/2021 - 6/1/2026	826	853,179
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	7,732	7,774,705
Federal National Mortgage Assoc.(d)	3.50%		TBA	4,000	3,975,756
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	29,025	29,664,040
Federal National Mortgage Assoc.(d)	4.00%		TBA	158,000	160,853,722
Federal National Mortgage Assoc.(d)	4.50%		TBA	138,900	144,226,086
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2036	3,908	4,261,519
Federal National Mortgage Assoc.	6.50%		1/1/2036	33	37,587
Total Government Sponsored Enterprises Pass-Throughs (cost $364,367,924)					363,243,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.06%

Pennsylvania (cost $682,729)	5.35%		5/1/2030	$650	$670,319

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.08%

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.013%(1 Mo. LIBOR + .95%)	#	6/15/2035	1,141	1,144,268
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.922%(1 Mo. LIBOR + .85%)	#	1/15/2033	1,155	1,155,947
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	2,787	2,762,710
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	2,100	2,022,642
BX Commercial Mortgage Trust 2018-BIOA A†	2.734%(1 Mo. LIBOR + .67%)	#	3/15/2037	4,127	4,132,042
BX Trust 2018-GW A†	2.863%(1 Mo. LIBOR + .80%)	#	5/15/2035	3,064	3,069,830
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	3,550	3,575,027
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	2,164	2,180,368
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.358	%#(c)	5/10/2047	20,326	1,035,594
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,407,035
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(c)	4/15/2049	709	578,720
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.348	%#(c)	8/10/2047	4,174	180,660
Commercial Mortgage Pass-Through Certificates 2014-UBS4 AM	3.968%		8/10/2047	250	250,958
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.80	%#(c)	10/10/2048	1,183	1,182,447
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.588	%#(c)	7/10/2050	620	624,794
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588	%#(c)	7/10/2050	1,138	1,101,765
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588	%#(c)	7/10/2050	1,471	1,272,681
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.783%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	2,019	2,020,723
CSAIL Commercial Mortgage Trust 2015-C2 C	4.345	%#(c)	6/15/2057	325	307,825
DBWF Mortgage Trust 2015-LCM D†	3.535	%#(c)	6/10/2034	895	762,298
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#(c)	12/15/2034	953	948,738
GS Mortgage Securities Corp. II 2018-RIVR A†	3.013%(1 Mo. LIBOR + .95%)	#	7/15/2035	1,348	1,350,305
GS Mortgage Securities Trust 2015-GC32 C	4.558	%#(c)	7/10/2048	685	680,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hilton Orlando Trust 2018-ORL A†	2.833%(1 Mo. LIBOR + .77%)	#	12/15/2034	$4,123	$4,127,518
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,343,150
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(c)	8/5/2034	2,231	2,034,703
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.063%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	3,388	3,399,838
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	3,549	3,666,799
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.288	%#(c)	4/15/2047	4,486	88,636
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.42	%#(c)	4/15/2047	1,381	24,398
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441	%#(c)	7/15/2048	2,629	2,588,786
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.163%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	1,691	1,706,118
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.03%(1 Mo. LIBOR + .95%)	#	7/5/2033	4,859	4,852,681
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	2,083	2,153,895
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(c)	9/25/2042	396	375,862
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(c)	1/5/2043	250	243,004
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.267	%#(c)	5/15/2048	2,000	1,735,559
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(c)	7/15/2048	343	333,417
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.041	%#(c)	1/15/2059	1,524	1,271,288
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.206	%#(c)	5/15/2047	8,968	362,005
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723	%#(c)	5/15/2047	1,909	61,080
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.782	%#(c)	10/15/2057	23,862	659,796
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(c)	10/15/2057	36,416	544,612
Total Non-Agency Commercial Mortgage-Backed Securities (cost $66,769,682)					67,321,277

U.S. TREASURY OBLIGATIONS 20.23%

U.S. Treasury Bond	2.25%		8/15/2046	10,636	9,084,224
U.S. Treasury Bond	2.50%		2/15/2046	4,418	3,984,484
U.S. Treasury Bond	3.00%		5/15/2045	9,846	9,807,924
U.S. Treasury Bond	3.00%		2/15/2048	26,313	26,185,546
U.S. Treasury Bond	3.125%		11/15/2041	4,575	4,667,572
U.S. Treasury Bond	4.375%		5/15/2041	3,161	3,876,609
U.S. Treasury Note	1.625%		11/15/2022	21,224	20,288,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	1.875%	12/15/2020	$25,018	$24,585,071
U.S. Treasury Note	2.625%	7/31/2020	5,980	5,979,182
U.S. Treasury Note	2.625%	8/31/2020	13,540	13,537,356
U.S. Treasury Note	2.625%	11/15/2020	5,412	5,407,032
U.S. Treasury Note	2.625%	2/28/2023	7,626	7,589,657
U.S. Treasury Note	2.625%	8/31/2023	41,160	41,170,451
U.S. Treasury Note	2.75%	8/15/2021	15,929	15,951,400
U.S. Treasury Note	2.875%	8/15/2028	26,429	26,456,358
U.S. Treasury Note	6.25%	8/15/2023	4,587	5,329,073
Total U.S. Treasury Obligations (cost $223,963,789)				223,900,342
Total Long-Term Investments (cost $1,270,802,213)				1,264,273,411

SHORT-TERM INVESTMENTS 13.34%

REPURCHASE AGREEMENTS 7.41%

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $19,950,000 of U.S. Treasury Note at 1.875% due 1/31/2022; $7,285,000 of U.S. Treasury Note at 1.875% due 2/28/2022; value: $26,494,542; proceeds: $25,975,705			25,973	25,972,675
Repurchase Agreement dated 8/31/2018, 1.89% due 9/4/2018 with J.P. Morgan Chase & Co. collateralized by $38,745,000 of U.S. Treasury Note at 1.625% due 2/15/2026; value: $35,676,591; proceeds: $35,007,350			35,000	35,000,000
Repurchase Agreement dated 8/31/2018, 1.93% due 9/4/2018 with Toronto Dominion Grand Cayman collateralized by $21,167,900 of U.S. Treasury Note at 2.875% due 5/31/2025; value: $21,411,969; proceeds: $21,004,503			21,000	21,000,000
Total Repurchase Agreements (cost $81,972,675)				81,972,675

U.S. TREASURY OBLIGATION 5.93%

U.S. Treasury Bill (cost $65,567,423)	Zero Coupon	12/13/2018	65,951	65,571,782
Total Short Term Investments (cost $147,540,098)				147,544,457
Total Investments in Securities 127.59% (cost $1,418,342,311)				1,411,817,868
Liabilities in Excess of Other Assets(e) (27.59%)				(305,300,997)
Net Assets 100.00%				$1,106,516,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

IO	Interest Only.
LIBOR	London Interbank Offered Rate
USISDA	Mid-Market Swap Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	December 2018	255	Short	$(32,665,431)	$(32,651,953)	$13,478
U.S. 5-Year Treasury Note	December 2018	606	Long	68,603,373	68,719,453	116,080
U.S. Long Bond	December 2018	135	Long	19,431,801	19,469,531	37,730
Total Unrealized Appreciation on Open Futures Contracts						$167,288

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Ultra Long U.S. Treasury Bond	December 2018	10	Short	$(1,591,178)	$(1,593,125)	$(1,947)
U.S. 2-Year Treasury Note	December 2018	1	Short	(211,357)	(211,359)	(2)
Total Unrealized Depreciation on Open Futures Contracts						$(1,949)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2018

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$327,652,430	$—	$327,652,430
Corporate Bonds	—	252,188,060	—	252,188,060
Foreign Government Obligations	—	3,640,960	—	3,640,960
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	25,656,055	—	25,656,055
Government Sponsored Enterprises Pass-Throughs	—	363,243,968	—	363,243,968
Municipal Bond	—	670,319	—	670,319
Non-Agency Commercial Mortgage-Backed Securities	—	67,321,277	—	67,321,277
U.S. Treasury Obligations	—	223,900,342	—	223,900,342
Short-Term Investments
Repurchase Agreements	—	81,972,675	—	81,972,675
U.S. Treasury Obligation	—	65,571,782	—	65,571,782
Total	$—	$1,411,817,868	$—	$1,411,817,868
Other Financial Instruments
Futures Contracts
Assets	$167,288	$—	$—	$167,288
Liabilities	(1,949)	—	—	(1,949)
Total	$165,339	$—	$—	$165,339

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Asset-Backed Securities
Balance as of December 1, 2017	$7,265,948
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	26,444
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	(4,257,444)
Transfers into Level 3	—
Transfers out of Level 3	(3,034,948)
Balance as of August 31, 2018	$—
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 112.30%

ASSET-BACKED SECURITIES 27.97%

Automobiles 14.27%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$79	$78,746
ACC Trust 2018-1 B†	4.82%	5/20/2021	100	100,104
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	5	5,225
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	6	6,160
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	2	1,932
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	29	29,320
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	12	12,286
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	8	8,099
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	16	15,892
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	6	6,426
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	7	6,889
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	47	46,559
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	9	9,006
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43	42,740
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	25,056
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	3	2,900
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	6	5,768
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	8	7,870
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	26	26,360
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	73	71,709
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	10	9,997
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	22	21,976
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	74	73,408
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	96	95,955
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	79	78,722
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	83	82,145
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	100	99,291
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50	50,668
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	17	17,405
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1	1,195
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	18	18,018
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4	4,047
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	4	4,313
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	11	11,141
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	1	1,306
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	12	12,001
Drive Auto Receivables Trust 2018-3 A2	2.75%	10/15/2020	73	73,016
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	24	24,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	$10	$10,011
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	23	23,046
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	1	1,110
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	14	13,832
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	10	9,836
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	5	4,840
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	8	8,193
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10	9,889
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	13	13,382
Flagship Credit Auto Trust 2017-4 C†	2.92%	11/15/2023	65	63,672
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	20	19,693
Ford Credit Auto Owner Trust 2017-1 A†	2.62%	8/15/2028	100	97,888
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	35	34,732
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	99	99,043
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	8	7,607
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	5	5,239
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	4	3,584
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%	10/15/2019	29	29,410
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	86	85,770
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	33	32,954
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	1	1,466
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	9	9,375
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	12	12,064
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	7	6,981
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	5	4,941
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	23	22,892
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	10	9,854
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	29	28,890
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	11	10,854
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	13	12,693
Total				1,881,402

Credit Cards 4.84%

Chase Issuance Trust 2016-A5	1.27%	7/15/2021	100	98,844
Citibank Credit Card Issuance Trust 2017-A2	1.74%	1/19/2021	100	99,741
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	100	99,709
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	100	99,698
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	90	87,741
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	50	50,125
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	29	28,792
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	52	51,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	$23	$22,659
Total				638,464

Other 8.86%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	119	118,236
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	5	5,410
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	4	3,961
Conn’s Receivables Funding LLC 2017-B A†	2.73%	7/15/2020	20	20,414
Daimler Trucks Retail Trust 2018-1 A2†	2.60%	5/15/2020	43	43,008
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	38	38,131
Diamond Resorts Owner Trust 2017-1A B†	4.11%	10/22/2029	60	59,064
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	8	8,219
Engs Commercial Finance Trust 2018-1A A1†	2.97%	2/22/2021	80	79,485
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	22	21,645
Hardee’s Funding LLC 2018-1A AII†	4.959%	6/20/2048	28	28,280
Navient Student Loan Trust 2017-2A A†	3.115%(1 Mo. LIBOR + 1.05%) #	12/27/2066	78	79,372
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.605%(3 Mo. LIBOR + .27%) #	4/25/2038	45	43,780
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	100	99,269
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	74	73,311
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	100	100,112
Seneca Park CLO Ltd. 2014-1A AR†	3.456%(3 Mo. LIBOR + 1.12%) #	7/17/2026	250	250,088
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%	11/26/2040	100	97,265
Total				1,169,050
Total Asset-Backed Securities (cost $3,701,334)				3,688,916

CORPORATE BONDS 39.32%

Aerospace/Defense 0.25%

Bombardier, Inc.(Canada)†(a)	7.50%	3/15/2025	26	26,975
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	6	6,202
Total				33,177

Automotive 1.25%

BCD Acquisition, Inc.†	9.625%	9/15/2023	10	10,625
Ford Motor Co.	7.45%	7/16/2031	50	55,535
General Motors Co.	6.60%	4/1/2036	67	72,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Tesla, Inc.†	5.30%		8/15/2025	$31	$26,932
Total					165,204

Banks: Regional 5.02%
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%) #		1/20/2028	87	85,080
Bank of America Corp.	4.00%		1/22/2025	7	6,926
Bank of America Corp.	4.45%		3/3/2026	8	8,030
CIT Group, Inc.	6.00%		4/1/2036	15	14,400
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%)	#	1/10/2028	140	136,485
Citigroup, Inc.	4.45%		9/29/2027	13	12,892
Goldman Sachs Group, Inc. (The)	4.223	%#(b)	5/1/2029	11	10,888
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	27	32,639
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%)	#	2/1/2028	55	53,811
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021	16	17,082
Macquarie Group Ltd. (Australia)†(a)	4.654	%#(b)	3/27/2029	54	54,487
Morgan Stanley	3.625%		1/20/2027	25	24,087
Morgan Stanley	3.875%		1/27/2026	9	8,884
Morgan Stanley	4.00%		7/23/2025	17	17,078
Popular, Inc.	7.00%		7/1/2019	20	20,525
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.125%		12/15/2022	40	41,994
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029	30	36,765
Toronto-Dominion Bank (The) (Canada)(a)	3.625	%#(b)	9/15/2031	7	6,645
Wells Fargo Capital X	5.95%		12/1/2086	50	53,750
Westpac Banking Corp. (Australia)(a)	4.322	%#(b)	11/23/2031	20	19,427
Total					661,875

Beverages 0.31%

Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	40	40,667

Biotechnology Research & Production 0.15%

Amgen, Inc.	6.40%		2/1/2039	16	19,540

Building Materials 0.28%

Norbord, Inc. (Canada)†(a)	6.25%		4/15/2023	11	11,509
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025	17	16,108
Vulcan Materials Co.†	4.70%		3/1/2048	10	9,469
Total					37,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 1.01%

Ahern Rentals, Inc.†	7.375%	5/15/2023	$21	$20,765
Brink’s Co. (The)†	4.625%	10/15/2027	21	19,687
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	5	5,038
Monitronics International, Inc.	9.125%	4/1/2020	20	14,800
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	13	13,959
United Rentals North America, Inc.	4.875%	1/15/2028	40	38,225
Weight Watchers International, Inc.†	8.625%	12/1/2025	19	20,615
Total				133,089

Chemicals 0.82%

Ashland LLC	6.875%	5/15/2043	25	26,187
Chemours Co. (The)	7.00%	5/15/2025	12	12,870
Dow Chemical Co. (The)	9.40%	5/15/2039	10	15,402
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	30	30,900
Rayonier AM Products, Inc.†	5.50%	6/1/2024	18	17,241
Valvoline, Inc.	5.50%	7/15/2024	5	5,125
Total				107,725

Coal 0.23%

Peabody Energy Corp.†	6.375%	3/31/2025	10	10,175
Warrior Met Coal, Inc.†	8.00%	11/1/2024	19	19,617
Total				29,792

Computer Hardware 1.07%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	6	6,021
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	8	8,405
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	65	68,963
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	7	7,485
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	24	29,476
Leidos, Inc.	7.125%	7/1/2032	20	21,316
Total				141,666

Computer Software 0.36%

MSCI, Inc.†	5.75%	8/15/2025	25	26,250
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	20,947
Total				47,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.97%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	$21	$19,701
AV Homes, Inc.	6.625%	5/15/2022	19	19,451
PulteGroup, Inc.	5.50%	3/1/2026	20	19,925
PulteGroup, Inc.	7.875%	6/15/2032	15	16,837
TRI Pointe Group, Inc.	5.25%	6/1/2027	31	28,249
William Lyon Homes, Inc.	5.875%	1/31/2025	25	23,781
Total				127,944

Containers 0.36%

BWAY Holding Co.†	7.25%	4/15/2025	23	22,483
Sealed Air Corp.†	5.50%	9/15/2025	25	25,437
Total				47,920

Drugs 0.91%

Bausch Health Cos, Inc.†	7.50%	7/15/2021	3	3,053
Bausch Health Cos., Inc.†	5.625%	12/1/2021	11	10,931
Bayer Corp.†	6.65%	2/15/2028	7	8,196
CVS Health Corp.	4.30%	3/25/2028	91	90,489
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.20%	7/21/2021	8	7,486
Total				120,155

Electric: Power 2.14%

Appalachian Power Co.	7.00%	4/1/2038	10	13,302
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	25	25,218
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	8	7,331
Cleco Power LLC	6.00%	12/1/2040	7	8,189
Dominion Energy, Inc.	7.00%	6/15/2038	35	44,776
Edison International	4.125%	3/15/2028	13	13,052
Exelon Generation Co. LLC	5.60%	6/15/2042	45	46,137
Pacific Gas & Electric Co.	6.05%	3/1/2034	62	69,849
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	6,771
South Carolina Electric & Gas Co.	6.05%	1/15/2038	17	19,591
South Carolina Electric & Gas Co.	6.625%	2/1/2032	6	7,182
Vistra Energy Corp.	7.625%	11/1/2024	19	20,520
Total				281,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.33%

Marvell Technology Group Ltd.	4.20%	6/22/2023	$16	$16,078
Xilinx, Inc.	2.95%	6/1/2024	29	27,859
Total				43,937

Electronics 0.41%

Trimble, Inc.	4.90%	6/15/2028	53	54,135

Engineering & Contracting Services 0.30%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	22	22,688
Fluor Corp.	4.25%	9/15/2028	17	16,878
Total				39,566

Entertainment 0.46%

Eldorado Resorts, Inc.	6.00%	4/1/2025	20	20,425
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	11	11,633
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	22	20,487
Six Flags Entertainment Corp.†	5.50%	4/15/2027	8	7,960
Total				60,505

Financial Services 1.60%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	4	3,897
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,112
Ally Financial, Inc.	8.00%	11/1/2031	12	14,730
BrightSphere Investment Group plc (United Kingdom)(a)	4.80%	7/27/2026	11	10,745
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,667
E*TRADE Financial Corp.	4.50%	6/20/2028	17	17,216
International Lease Finance Corp.	5.875%	8/15/2022	4	4,265
Navient Corp.	6.625%	7/26/2021	12	12,525
Navient Corp.	6.75%	6/25/2025	35	35,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	20,153
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	18	17,168
Quicken Loans, Inc.†	5.25%	1/15/2028	24	22,080
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	37	38,202
Total				210,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.33%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	$14	$13,580
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7	5,924
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	23,620
Total				43,124

Health Care Products 0.26%

Edwards Lifesciences Corp.	4.30%	6/15/2028	19	19,292
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	15	14,794
Total				34,086

Health Care Services 2.02%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	9	9,225
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	4	4,165
Ascension Health	3.945%	11/15/2046	6	5,987
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	11	10,505
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	25	24,437
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	25,895
HCA, Inc.	5.50%	6/15/2047	25	25,125
HCA, Inc.	7.50%	11/6/2033	15	16,050
Kaiser Foundation Hospitals	4.15%	5/1/2047	9	9,248
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	2	2,075
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	12	11,880
NYU Langone Hospitals	4.368%	7/1/2047	2	2,022
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	18	18,653
Universal Health Services, Inc.†	5.00%	6/1/2026	81	81,405
WellCare Health Plans, Inc.	5.25%	4/1/2025	20	20,500
Total				267,172

Household Equipment/Products 0.05%

Central Garden & Pet Co.	5.125%	2/1/2028	7	6,606

Insurance 1.86%

American International Group, Inc.	4.70%	7/10/2035	39	38,858
Assurant, Inc.	4.90%	3/27/2028	29	29,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

CNO Financial Group, Inc.	5.25%	5/30/2025	$14	$14,280
Fidelity National Financial, Inc.†	4.50%	8/15/2028	28	27,960
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	30	29,987
Lincoln National Corp.	6.30%	10/9/2037	8	9,603
Protective Life Corp.	8.45%	10/15/2039	25	35,567
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	53,956
Unum Group	5.75%	8/15/2042	6	6,421
Total				245,806

Leisure 0.41%

Carnival plc	7.875%	6/1/2027	10	12,574
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	15	17,849
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	22	24,008
Total				54,431

Lodging 0.20%

MGM Resorts International	6.00%	3/15/2023	25	26,016

Machinery: Agricultural 0.18%

BAT Capital Corp.†	3.557%	8/15/2027	16	15,015
Reynolds American, Inc.	5.70%	8/15/2035	8	8,653
Total				23,668

Machinery: Industrial/Specialty 0.75%

Kennametal, Inc.	4.625%	6/15/2028	23	22,895
Nvent Finance Sarl (Luxembourg)†(a)	4.55%	4/15/2028	44	43,527
SPX FLOW, Inc.†	5.625%	8/15/2024	33	33,247
Total				99,669

Machinery: Oil Well Equipment & Services 0.10%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	12	12,630

Manufacturing 0.14%

General Electric Co.	6.15%	8/7/2037	12	14,069
Koppers, Inc.†	6.00%	2/15/2025	4	4,030
Total				18,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 2.88%

21st Century Fox America, Inc.	7.75%	12/1/2045	$37	$54,687
AMC Networks, Inc.	4.75%	12/15/2022	20	20,050
Cablevision Systems Corp.	5.875%	9/15/2022	20	20,400
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	21	21,053
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	28	29,948
Comcast Corp.	3.969%	11/1/2047	22	19,964
Cox Communications, Inc.†	4.50%	6/30/2043	4	3,463
Cox Communications, Inc.†	8.375%	3/1/2039	47	61,828
DISH DBS Corp.	7.75%	7/1/2026	25	22,656
Sirius XM Radio, Inc.†	5.00%	8/1/2027	30	29,137
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	20,832
Time Warner Cable LLC	6.55%	5/1/2037	55	59,556
Time Warner Cable LLC	7.30%	7/1/2038	8	9,321
Time Warner Entertainment Co. LP	8.375%	7/15/2033	6	7,552
Total				380,447

Metal Fabricating 0.28%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	4	4,209
Hillman Group, Inc. (The)†	6.375%	7/15/2022	18	17,190
Valmont Industries, Inc.	5.25%	10/1/2054	18	16,130
Total				37,529

Metals & Minerals: Miscellaneous 0.71%

Barrick North America Finance LLC	7.50%	9/15/2038	15	18,667
Freeport-McMoRan, Inc.	3.875%	3/15/2023	14	13,510
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	55	54,689
Kinross Gold Corp. (Canada)(a)	5.95%	3/15/2024	7	7,227
Total				94,093

Oil 3.23%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	23	22,684
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7	7,260
California Resources Corp.†	8.00%	12/15/2022	31	27,939
Canadian Natural Resources Ltd. (Canada)(a)	3.85%	6/1/2027	23	22,398
Citgo Holding, Inc.†	10.75%	2/15/2020	10	10,725
Continental Resources, Inc.	3.80%	6/1/2024	20	19,710
Continental Resources, Inc.	4.90%	6/1/2044	23	22,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Eni USA, Inc.	7.30%	11/15/2027	$70	$84,041
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	20	20,692
HighPoint Operating Corp.	7.00%	10/15/2022	15	15,075
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	14,569
Kerr-McGee Corp.	7.875%	9/15/2031	35	44,164
MEG Energy Corp. (Canada)(a)	6.375%	1/30/2023	25	22,813
Precision Drilling Corp. (Canada)(a)	7.75%	12/15/2023	6	6,375
SM Energy Co.	6.625%	1/15/2027	8	8,260
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	15	13,200
Valero Energy Corp.	10.50%	3/15/2039	32	51,003
WPX Energy, Inc.	5.25%	9/15/2024	12	12,150
Total				425,931

Oil: Crude Producers 2.09%

Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	29	29,616
Colonial Pipeline Co.†	4.25%	4/15/2048	18	17,654
Energy Transfer Partners LP	7.50%	7/1/2038	8	9,575
Energy Transfer Partners LP	6.125%	12/15/2045	35	37,121
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	30	30,763
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	25	25,839
Kinder Morgan, Inc.	7.75%	1/15/2032	34	42,288
Rockies Express Pipeline LLC†	6.875%	4/15/2040	20	23,300
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	55	59,556
Total				275,712

Oil: Integrated Domestic 0.76%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	26	24,619
National Oilwell Varco, Inc.	2.60%	12/1/2022	42	40,272
National Oilwell Varco, Inc.	3.95%	12/1/2042	10	8,658
Transocean Proteus Ltd.†	6.25%	12/1/2024	26	26,220
Total				99,769

Paper & Forest Products 0.06%

International Paper Co.	7.30%	11/15/2039	6	7,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.41%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	$15	$14,578
EPR Properties	4.75%	12/15/2026	10	9,896
EPR Properties	4.95%	4/15/2028	31	30,841
Equinix, Inc.	5.875%	1/15/2026	12	12,480
Goodman US Finance Four LLC†	4.50%	10/15/2037	7	6,881
Goodman US Finance Three LLC†	3.70%	3/15/2028	21	20,008
Hunt Cos., Inc.†	6.25%	2/15/2026	14	13,125
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	5	5,162
VEREIT Operating Partnership LP	3.00%	2/6/2019	40	39,996
VEREIT Operating Partnership LP	3.95%	8/15/2027	30	28,633
VEREIT Operating Partnership LP	4.875%	6/1/2026	5	5,086
Total				186,686

Retail 0.59%

CEC Entertainment, Inc.	8.00%	2/15/2022	21	19,950
Conn’s, Inc.	7.25%	7/15/2022	20	20,196
IRB Holding Corp.†	6.75%	2/15/2026	27	25,852
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	11	11,358
Total				77,356

Steel 0.18%

AK Steel Corp.	7.00%	3/15/2027	10	9,525
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	14	13,801
Total				23,326

Technology 0.28%

Expedia Group, Inc.	5.00%	2/15/2026	10	10,368
Netflix, Inc.	4.375%	11/15/2026	12	11,366
Netflix, Inc.	5.75%	3/1/2024	15	15,394
Total				37,128

Telecommunications 1.59%

AT&T, Inc.	6.00%	8/15/2040	88	92,957
Intelsat Connect Finance SA (Luxembourg)†(a)	9.50%	2/15/2023	9	8,981
T-Mobile USA, Inc.	6.50%	1/15/2026	20	21,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Verizon Communications, Inc.	4.862%	8/21/2046	$50	$49,601
Vodafone Group plc (United Kingdom)(a)	4.375%	5/30/2028	25	24,837
Vodafone Group plc (United Kingdom)(a)	5.25%	5/30/2048	12	12,115
Total				209,685

Transportation: Miscellaneous 0.54%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040	17	20,391
Canadian Pacific Railway Co. (Canada)(a)	4.00%	6/1/2028	7	7,126
Navios South American Logistics, Inc. (Uruguay)†(a)	7.25%	5/1/2022	19	18,098
XPO CNW, Inc.	6.70%	5/1/2034	25	25,125
Total				70,740

Utilities 0.19%

Aquarion Co.†	4.00%	8/15/2024	25	25,384
Total Corporate Bonds (cost $5,246,650)				5,186,606

FLOATING RATE LOANS(c) 0.95%

Building Materials 0.04%

Forterra Finance, LLC Replacement Term Loan	5.076%(1 Mo. LIBOR + 3.00%)	10/25/2023	6	5,607

Business Services 0.15%

Weight Watchers International, Inc. Term Loan	6.84%(1 Mo. LIBOR + 4.75%)	11/29/2024	20	19,762

Computer Hardware 0.10%

Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.593%(3 Mo. LIBOR + 7.25%)	8/1/2025	13	12,840

Insurance 0.15%

York Risk Services Holding Corp. Term Loan	5.826%(1 Mo. LIBOR + 3.75%)	10/1/2021	21	20,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.16%

Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.067%(1 Mo. LIBOR + 3.00%)	11/23/2020	$21	$20,630

Miscellaneous 0.16%

Utex Industries, Inc. 1st Lien Initial Term Loan	6.076%(1 Mo. LIBOR + 4.00%)	5/21/2021	21	20,743

Service 0.10%

North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.834%(3 Mo. LIBOR + 4.50%)	11/27/2020	14	13,533

Transportation: Miscellaneous 0.09%

Gruden Acquisition, Inc. 2nd Lien Term Loan	10.834%(3 Mo. LIBOR + 8.50%)	8/18/2023	12	12,000
Total Floating Rate Loans (cost $126,030)				125,398

FOREIGN GOVERNMENT OBLIGATION(a) 0.04%

Argentina

Republic of Argentina (cost $7,000)	4.625%	1/11/2023	7	5,531

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.57%

Federal Home Loan Mortgage Corp. K072 A2	3.444%	12/25/2027	25	25,083
Government National Mortgage Assoc. 2017-168 AS	2.70%	8/16/2058	38	36,316
Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2057	32	30,861
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	34	32,871
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	34	32,212
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	14	13,074
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	13	12,371
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	11	10,428
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	15	14,027
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $213,778)				207,243

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.49%

Federal Home Loan Mortgage Corp.	4.00%	8/1/2047	115	117,274
Federal National Mortgage Assoc.(d)	3.50%	TBA	100	99,394
Federal National Mortgage Assoc.(d)	4.00%	TBA	1,050	1,068,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.(d)	4.50%		TBA	$2,000	$2,076,689
Total Government Sponsored Enterprises Pass-Throughs (cost $3,358,576)					3,362,322

MUNICIPAL BOND 0.04%

Miscellaneous

Pennsylvania (cost $5,252)	5.35%		5/1/2030	5	5,156

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.36%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	53,543
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.013%(1 Mo. LIBOR + .95%)	#	6/15/2035	100	100,286
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.922%(1 Mo. LIBOR + .85%)	#	1/15/2033	13	13,011
BANK 2018-BN10 AS	3.898	%#(e)	2/15/2061	21	20,975
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	100	99,128
BBCMS Trust 2015-SRCH A2†	4.197%		8/10/2035	100	103,492
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	100	96,316
BX Commercial Mortgage Trust 2018-BIOA A†	2.734%(1 Mo. LIBOR + .67%)	#	3/15/2037	70	70,086
BX Trust 2018-GW A†	2.863%(1 Mo. LIBOR + .80%)	#	5/15/2035	36	36,068
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	35	35,247
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	22	22,166
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	25	25,211
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(e)	10/15/2034	10	10,077
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(e)	10/15/2034	27	26,681
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907	%#(e)	11/15/2050	10	9,974
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	57	45,356
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(e)	4/15/2049	25	20,406
Citigroup Commercial Mortgage Trust 2017-P8 AS	3.789	%#(e)	9/15/2050	26	25,939
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%		3/10/2047	50	50,958
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#(e)	12/10/2047	50	50,190
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.588	%#(e)	7/10/2050	50	50,387
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588	%#(e)	7/10/2050	10	9,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588	%#(e)	7/10/2050	$100	$86,518
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.938	%#(e)	11/15/2034	100	98,988
GS Mortgage Securities Corp. II 2018-RIVR A†	3.013%(1 Mo. LIBOR + .95%)	#	7/15/2035	100	100,171
GS Mortgage Securities Trust 2014-GC26 C	4.659	%#(e)	11/10/2047	50	49,146
Hilton Orlando Trust 2018-ORL A†	2.833%(1 Mo. LIBOR + .77%)	#	12/15/2034	45	45,049
Hilton Orlando Trust 2018-ORL D†	3.763%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	27	27,082
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	40	41,328
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441	%#(e)	7/15/2048	10	9,847
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.063%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	38	38,133
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.163%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	19	19,170
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.03%(1 Mo. LIBOR + .95%)	#	7/5/2033	10	9,987
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	24	24,817
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.68	%#(e)	7/5/2033	26	26,024
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,340
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,349
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	34	34,022
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.063	%#(e)	1/15/2035	65	65,600
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.423	%#(e)	7/15/2046	68	68,909
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.267	%#(e)	5/15/2048	60	52,067
WF-RBS Commercial Mortgage Trust 2012-C8 C	5.055	%#(e)	8/15/2045	50	50,531
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.487	%#(e)	3/15/2048	50	50,271
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,887,621)					1,893,528

U.S. TREASURY OBLIGATIONS 2.56%

U.S. Treasury Bond	2.25%		8/15/2046	20	17,082
U.S. Treasury Bond	2.50%		2/15/2046	8	7,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Bond	3.00%	2/15/2048	$183	$182,114
U.S. Treasury Bond	3.00%	5/15/2045	17	16,934
U.S. Treasury Bond	3.125%	11/15/2041	8	8,162
U.S. Treasury Bond	4.375%	5/15/2041	6	7,358
U.S. Treasury Note	2.625%	8/31/2023	9	9,002
U.S. Treasury Note	2.875%	8/15/2028	90	90,093
Total U.S. Treasury Obligations (cost $335,684)				337,960
Total Long-Term Investments (cost $14,881,925)				14,812,660

SHORT-TERM INVESTMENTS 10.47%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $645,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $632,050; proceeds: $616,781 (cost $616,709)			617	616,709

U.S. TREASURY OBLIGATION 5.79%

U.S. Treasury Bill (cost $763,555)	Zero Coupon	12/13/2018	768	763,584
Total Short-Term Investments (cost $1,380,264)				1,380,293
Total Investments in Securities 122.77% (cost $16,262,189)				16,192,953
Liabilities in Excess of Other Assets(f) (22.77%)				(3,003,088)
Net Assets 100.00%				$13,189,865

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2018.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at August 31, 2018(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.29(4)(5)	Credit Suisse	1.00%	6/20/2023	$1,215,000	$1,145,270	$(33,009)	$(36,721)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $36,721.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers.

Credit Default Swaps on Indexes - Buy Protection at August 31, 2018(1):

Referenced Index*	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AAA.9	Morgan Stanley	.50%	9/17/2058	$780,000	$777,260	$44,219	$(46,959)	$(2,740)

Credit Default Swaps on Indexes - Sell Protection at August 31, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable (Payable) at Fair Value(4)
Markit CDX. CMBX.NA.BBB-11	Morgan Stanley	3.00%	11/18/2054	$75,000	$69,132	$(6,571)	$703	$(5,868)
Markit CMBX.NA.A.8	Morgan Stanley	2.00%	10/17/2057	175,000	172,215	(10,059)	7,274	(2,785)
Markit CMBX.NA.AA.8	Morgan Stanley	1.50%	10/17/2057	200,000	201,041	(7,584)	8,625	1,041
						$(24,214)	$16,602	$(7,612)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities. (See Note 2(n)).
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received/paid are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $16,602. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $46,959.
(4)	Includes upfront payments received/paid.

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2018	2	Long	$422,629	$422,719	$90
U.S. 5-Year Treasury Note	December 2018	11	Long	1,244,996	1,247,383	2,387
Total Unrealized Appreciation on Open Futures Contracts						$2,477

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2018	4	Short	$(479,931)	$(481,063)	$(1,132)
U.S. 10-Year Treasury Note	December 2018	1	Long	128,096	128,047	(49)
U.S. Long Bond	December 2018	2	Short	(288,269)	(288,437)	(168)
Total Unrealized Depreciation on Open Futures Contracts						$(1,349)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2018

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$3,688,916	$—	$3,688,916
Corporate Bonds	—	5,186,606	—	5,186,606
Floating Rate Loans	—	125,398	—	125,398
Foreign Government Obligation	—	5,531	—	5,531
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	207,243	—	207,243
Government Sponsored Enterprises Pass-Throughs	—	3,362,322	—	3,362,322
Municipal Bond	—	5,156	—	5,156
Non-Agency Commercial Mortgage-Backed Securities	—	1,893,528	—	1,893,528
U.S. Treasury Obligations	—	337,960	—	337,960
Short-Term Investments
Repurchase Agreement	—	616,709	—	616,709
U.S. Treasury Obligation	—	763,584	—	763,584
Total	$—	$16,192,953	$—	$16,192,953
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$(36,721)	$—	$(36,721)
Liabilities	—	—	—	—
Credit Default Swap Contracts
Assets	—	1,041	—	1,041
Liabilities	—	(11,393)	—	(11,393)
Futures Contracts
Assets	2,477	—	—	2,477
Liabilities	(1,349)	—	—	(1,349)
Total	$1,128	$(47,073)	$—	$(45,945)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$109,984
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(109,984)
Balance as of August 31, 2018	$—
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.20%

ASSET-BACKED SECURITIES 2.85%

Automobiles 1.91%

American Credit Acceptance Receivables Trust 2015-3 C†	4.84%		10/12/2021	$17	$17,561
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	18	17,980
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	65,810
Total					101,351

Other 0.94%

Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	25	24,705
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	25	25,250
Total					49,955
Total Asset-Backed Securities (cost $152,232)					151,306

CORPORATE BONDS 90.85%

Aerospace/Defense 1.19%

Embraer SA (Brazil)(a)	5.15%		6/15/2022	34	34,977
Lockheed Martin Corp.	7.75%		5/1/2026	15	18,360
Northrop Grumman Systems Corp.	7.875%		3/1/2026	8	9,975
Total					63,312

Automotive 1.97%

Ford Motor Co.	7.45%		7/16/2031	39	43,317
General Motors Co.	6.75%		4/1/2046	42	46,254
Hyundai Capital America†	2.50%		3/18/2019	15	14,993
Total					104,564

Banks: Regional 14.77%

Bank of America Corp.	3.593	%#(b)	7/21/2028	85	81,445
Bank of Montreal (Canada)(a)	3.803	%#(b)	12/15/2032	8	7,529
Bank One Corp.	8.00%		4/29/2027	20	25,268
Barclays Bank plc (United Kingdom)†(a)	10.179%		6/12/2021	80	91,918
Citigroup, Inc.	3.668	%#(b)	7/24/2028	110	105,357
Credit Suisse AG	5.40%		1/14/2020	37	38,054
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	39	47,145
HSBC USA, Inc.	9.30%		6/1/2021	23	26,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%)	#	2/1/2028	$67	$65,552
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021	60	64,059
Macquarie Group Ltd. (Australia)†(a)	4.654	%#(b)	3/27/2029	7	7,063
Morgan Stanley	3.875%		1/27/2026	76	75,022
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029	23	28,186
Toronto-Dominion Bank (The) (Canada)(a)	3.625	%#(b)	9/15/2031	37	35,123
Wells Fargo Capital X	5.95%		12/1/2086	46	49,450
Westpac Banking Corp. (Australia)(a)	4.322	%#(b)	11/23/2031	37	35,939
Total					783,339

Beverages 1.19%

Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	40	57,227
Maple Escrow Subsidiary, Inc.†	5.085%		5/25/2048	6	6,117
Total					63,344

Biotechnology Research & Production 0.90%

Amgen, Inc.	6.40%		2/1/2039	21	25,646
Gilead Sciences, Inc.	4.60%		9/1/2035	21	21,833
Total					47,479

Building Materials 1.57%

Boral Finance Pty Ltd. (Australia)†(a)	3.00%		11/1/2022	8	7,738
Johnson Controls International plc	5.00%		3/30/2020	26	26,726
Martin Marietta Materials, Inc.	2.96%(3 Mo. LIBOR + .65%)	#	5/22/2020	12	12,052
Vulcan Materials Co.	2.934%(3 Mo. LIBOR + .60%)	#	6/15/2020	10	10,021
Vulcan Materials Co.	2.971%(3 Mo. LIBOR + .65%)	#	3/1/2021	20	20,059
Vulcan Materials Co.†	4.70%		3/1/2048	7	6,629
Total					83,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.35%

IHS Markit Ltd. (United kingdom)†(a)	4.00%	3/1/2026	$19	$18,325

Chemicals 1.32%

Dow Chemical Co. (The)	9.40%	5/15/2039	7	10,781
Yara International ASA (Norway)†(a)	4.75%	6/1/2028	7	7,123
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	50	51,831
Total				69,735

Computer Hardware 1.16%

Apple, Inc.	4.45%	5/6/2044	15	15,813
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	35	37,134
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	7	8,597
Total				61,544

Computer Software 1.65%

Microsoft Corp.	3.50%	2/12/2035	52	50,298
Oracle Corp.	6.125%	7/8/2039	30	37,408
Total				87,706

Drugs 2.76%

AbbVie, Inc.	4.70%	5/14/2045	15	14,693
Allergan Funding SCS (Luxembourg)(a)	4.85%	6/15/2044	8	7,944
Bayer Corp.†	6.65%	2/15/2028	7	8,196
CVS Health Corp.	4.30%	3/25/2028	63	62,646
Elanco Animal Health, Inc.†	4.90%	8/28/2028	2	2,019
Express Scripts Holding Co.	6.125%	11/15/2041	11	12,246
Pfizer, Inc.	7.20%	3/15/2039	10	13,904
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	3	2,913
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	1.70%	7/19/2019	22	21,632
Total				146,193

Electric: Power 10.68%

Appalachian Power Co.	7.00%	4/1/2038	7	9,311
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	16	16,139
Avista Corp.	4.35%	6/1/2048	11	11,356
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	10	9,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Cleco Power LLC	6.00%	12/1/2040	$20	$23,396
Dominion Energy, Inc.	7.00%	6/15/2038	22	28,145
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	26	27,361
Edison International	4.125%	3/15/2028	25	25,100
Entergy Arkansas, Inc.	4.95%	12/15/2044	27	27,321
Entergy Corp.	5.125%	9/15/2020	25	25,714
Entergy Louisiana LLC	4.00%	3/15/2033	5	5,091
Exelon Generation Co. LLC	5.60%	6/15/2042	31	31,783
Georgia Power Co.	4.75%	9/1/2040	22	22,560
ITC Holdings Corp.†	5.50%	1/15/2020	30	30,832
Jersey Central Power & Light Co.†	4.70%	4/1/2024	5	5,222
Mississippi Power Co.	4.25%	3/15/2042	9	8,492
Ohio Edison Co.	8.25%	10/15/2038	13	18,771
Oncor Electric Delivery Co. LLC	7.00%	5/1/2032	7	9,202
Pacific Gas & Electric Co.	6.05%	3/1/2034	34	38,304
PPL Electric Utilities Corp.	5.20%	7/15/2041	13	14,671
Progress Energy, Inc.	7.75%	3/1/2031	9	12,039
PSEG Power LLC	5.125%	4/15/2020	22	22,599
Puget Energy, Inc.	6.00%	9/1/2021	30	31,991
San Diego Gas & Electric Co.	1.914%	2/1/2022	8	7,337
SCANA Corp.	4.125%	2/1/2022	34	33,663
SCANA Corp.	4.75%	5/15/2021	8	8,087
Sempra Energy	4.00%	2/1/2048	17	15,455
South Carolina Electric & Gas Co.	6.05%	1/15/2038	7	8,067
Tampa Electric Co.	6.15%	5/15/2037	7	8,459
TransAlta Corp. (Canada)(a)	4.50%	11/15/2022	31	30,826
Total				566,458

Electrical Equipment 1.16%

Applied Materials, Inc.	3.30%	4/1/2027	9	8,803
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	8	7,576
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125%	1/15/2025	10	9,261
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	13	12,175
Marvell Technology Group Ltd.	4.20%	6/22/2023	8	8,039
Xilinx, Inc.	2.95%	6/1/2024	16	15,371
Total				61,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 1.36%

Tech Data Corp.	3.70%	2/15/2022	$41	$40,473
Trimble, Inc.	4.75%	12/1/2024	24	24,530
Trimble, Inc.	4.90%	6/15/2028	7	7,150
Total				72,153

Engineering & Contracting Services 0.13%

Fluor Corp.	4.25%	9/15/2028	7	6,950

Financial Services 3.22%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	11	10,716
BrightSphere Investment Group plc (United Kingdom)(a)	4.80%	7/27/2026	26	25,396
Discover Financial Services	4.10%	2/9/2027	18	17,470
Discover Financial Services	5.20%	4/27/2022	25	26,011
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,667
E*TRADE Financial Corp.	4.50%	6/20/2028	9	9,115
International Lease Finance Corp.	5.875%	8/15/2022	2	2,133
International Lease Finance Corp.	8.25%	12/15/2020	24	26,364
Lazard Group LLC	4.25%	11/14/2020	11	11,206
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	23,176
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	11	10,492
Total				170,746

Food 0.33%

Kraft Heinz Foods Co.	6.875%	1/26/2039	15	17,715

Health Care Products 2.02%

Abbott Laboratories	4.75%	11/30/2036	17	18,140
Edwards Lifesciences Corp.	4.30%	6/15/2028	7	7,108
Life Technologies Corp.	5.00%	1/15/2021	19	19,539
Life Technologies Corp.	6.00%	3/1/2020	48	49,888
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	11	12,465
Total				107,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 3.04%

Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	$19	$19,681
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	14	14,842
HCA, Inc.	5.50%	6/15/2047	16	16,080
Kaiser Foundation Hospitals	4.15%	5/1/2047	10	10,275
Northwell Healthcare, Inc.	3.979%	11/1/2046	12	11,007
NYU Langone Hospitals	4.368%	7/1/2047	12	12,131
NYU Langone Hospitals	4.784%	7/1/2044	7	7,520
Universal Health Services, Inc.†	3.75%	8/1/2019	35	35,131
Universal Health Services, Inc.†	4.75%	8/1/2022	34	34,340
Total				161,007

Household Equipment/Products 0.13%

Newell Brands, Inc.	3.85%	4/1/2023	7	6,878

Insurance 5.00%

American International Group, Inc.	4.80%	7/10/2045	27	26,858
Aon plc (United Kingdom)(a)	3.875%	12/15/2025	19	19,041
Assurant, Inc.	4.90%	3/27/2028	11	11,066
Fidelity National Financial, Inc.†	4.50%	8/15/2028	35	34,950
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	9	8,996
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	15	15,530
Lincoln National Corp.	6.30%	10/9/2037	19	22,808
Protective Life Corp.	8.45%	10/15/2039	15	21,340
Securian Financial Group, Inc.†	4.80%	4/15/2048	8	8,068
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	30	32,374
Transatlantic Holdings, Inc.	8.00%	11/30/2039	9	12,511
Unum Group	5.75%	8/15/2042	13	13,912
Willis North America, Inc.	7.00%	9/29/2019	7	7,268
WR Berkley Corp.	5.375%	9/15/2020	5	5,181
XLIT Ltd. (Ireland)(a)	6.25%	5/15/2027	22	25,246
Total				265,149

Leasing 0.21%

GATX Corp.	4.55%	11/7/2028	11	11,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Leisure 0.73%

Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$2	$1,876
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		27	28,521
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		7	8,329
Total					38,726

Machinery: Agricultural 0.20%

Bunge Ltd. Finance Corp.	8.50%	6/15/2019		10	10,418

Machinery: Industrial/Specialty 1.08%

CNH Industrial Capital LLC	4.375%	4/5/2022		13	13,201
CNH Industrial Capital LLC	4.875%	4/1/2021		5	5,125
Kennametal, Inc.	4.625%	6/15/2028		12	11,945
Nvent Finance Sarl (Luxembourg)†(a)	4.55%	4/15/2028		19	18,796
Roper Technologies, Inc.	4.20%	9/15/2028		8	8,007
Total					57,074

Manufacturing 0.82%

General Electric Co.	6.15%	8/7/2037		37	43,380

Media 4.28%

21st Century Fox America, Inc.	7.75%	12/1/2045		24	35,473
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		39	41,714
Comcast Corp.	3.969%	11/1/2047		18	16,334
Cox Communications, Inc.†	4.50%	6/30/2043		2	1,731
Cox Communications, Inc.†	8.375%	3/1/2039		17	22,363
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		7	7,961
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)	100	101,500
Total					227,076

Metal Fabricating 0.37%

Valmont Industries, Inc.	5.25%	10/1/2054		22	19,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.55%

Barrick North America Finance LLC	7.50%	9/15/2038	$21	$26,134
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	19	18,893
Goldcorp, Inc. (Canada)(a)	3.625%	6/9/2021	15	14,991
Goldcorp, Inc. (Canada)(a)	3.70%	3/15/2023	9	8,952
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	12	13,054
Total				82,024

Natural Gas 1.12%

National Fuel Gas Co.	3.95%	9/15/2027	8	7,500
National Fuel Gas Co.	4.90%	12/1/2021	16	16,457
National Fuel Gas Co.	7.395%	3/30/2023	15	16,994
Piedmont Natural Gas Co., Inc.	4.10%	9/18/2034	19	18,441
Total				59,392

Office Furniture & Business Equipment 0.04%

Xerox Corp.	3.625%	3/15/2023	2	1,892

Oil 6.10%

Apache Corp.	6.00%	1/15/2037	7	7,747
Canadian Natural Resources Ltd. (Canada)(a)	7.20%	1/15/2032	22	27,311
Canadian Oil Sands Ltd. (Canada)†(a)	4.50%	4/1/2022	5	5,073
ConocoPhillips Canada Funding Co. I	5.95%	10/15/2036	17	20,607
Continental Resources, Inc.	5.00%	9/15/2022	30	30,405
Encana Corp. (Canada)(a)	6.50%	5/15/2019	10	10,235
Eni USA, Inc.	7.30%	11/15/2027	22	26,413
Equinor ASA (Norway)(a)	7.15%	11/15/2025	26	31,412
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	37	38,281
Kerr-McGee Corp.	7.875%	9/15/2031	28	35,331
Motiva Enterprises LLC†	5.75%	1/15/2020	19	19,521
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	10	9,275
Shell International Finance BV (Netherlands)(a)	3.75%	9/12/2046	32	30,008
Valero Energy Corp.	10.50%	3/15/2039	20	31,877
Total				323,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 6.45%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	$28	$29,015
Colonial Pipeline Co.†	4.25%	4/15/2048	18	17,654
Enbridge Energy Partners LP	4.20%	9/15/2021	25	25,277
Enbridge Energy Partners LP	9.875%	3/1/2019	45	46,436
Energy Transfer Partners LP	7.50%	7/1/2038	24	28,725
Energy Transfer Partners LP	8.25%	11/15/2029	6	7,317
Enterprise Products Operating LLC	7.55%	4/15/2038	11	14,651
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	19	19,636
Gulf South Pipeline Co. LP	4.00%	6/15/2022	7	6,993
Kinder Morgan, Inc.	7.75%	1/15/2032	29	36,069
MPLX LP	5.50%	2/15/2023	34	34,815
Northern Natural Gas Co.†	4.25%	6/1/2021	15	15,299
Northern Natural Gas Co.†	4.30%	1/15/2049	3	2,990
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	38	41,147
TransCanada PipeLines Ltd. (Canada)(a)	7.625%	1/15/2039	12	16,074
Total				342,098

Oil: Integrated Domestic 1.43%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	13	12,309
Halliburton Co.	7.45%	9/15/2039	21	28,197
National Oilwell Varco, Inc.	2.60%	12/1/2022	10	9,589
National Oilwell Varco, Inc.	3.95%	12/1/2042	30	25,973
Total				76,068

Paper & Forest Products 0.32%

International Paper Co.	7.30%	11/15/2039	11	14,034
West Fraser Timber Co. Ltd. (Canada)†(a)	4.35%	10/15/2024	3	2,948
Total				16,982

Real Estate Investment Trusts 4.13%

Alexandria Real Estate Equities, Inc.	3.45%	4/30/2025	15	14,495
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	11	10,691
American Homes 4 Rent LP	4.25%	2/15/2028	13	12,614
EPR Properties	4.75%	12/15/2026	15	14,844
EPR Properties	4.95%	4/15/2028	6	5,969
EPR Properties	5.75%	8/15/2022	15	15,823
Goodman US Finance Three LLC†	3.70%	3/15/2028	13	12,386
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	5	4,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Healthcare Realty Trust, Inc.	3.875%	5/1/2025	$31	$30,438
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	4	3,895
Kilroy Realty LP	6.625%	6/1/2020	16	16,846
Liberty Property LP	4.75%	10/1/2020	11	11,276
Senior Housing Properties Trust	3.25%	5/1/2019	5	5,002
SL Green Operating Partnership LP	3.25%	10/15/2022	6	5,855
SL Green Realty Corp.	4.50%	12/1/2022	22	22,405
VEREIT Operating Partnership LP	3.95%	8/15/2027	12	11,453
VEREIT Operating Partnership LP	4.875%	6/1/2026	20	20,342
Total				219,055

Steel 0.62%

Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	30	33,041

Technology 0.65%

Amazon.com, Inc.	4.05%	8/22/2047	10	9,906
Amazon.com, Inc.	4.25%	8/22/2057	5	5,017
Expedia Group, Inc.	3.80%	2/15/2028	10	9,395
Expedia Group, Inc.	5.00%	2/15/2026	10	10,368
Total				34,686

Telecommunications 3.60%

AT&T, Inc.	5.35%	9/1/2040	12	11,844
AT&T, Inc.	6.00%	8/15/2040	71	74,999
Orange SA (France)(a)	9.00%	3/1/2031	11	15,561
Verizon Communications, Inc.	4.40%	11/1/2034	75	72,632
Vodafone Group plc (United Kingdom)(a)	4.375%	5/30/2028	10	9,935
Vodafone Group plc (United Kingdom)(a)	5.25%	5/30/2048	6	6,058
Total				191,029

Transportation: Miscellaneous 0.90%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	30	37,127
Canadian Pacific Railway Co. (Canada)(a)	4.00%	6/1/2028	3	3,054
Norfolk Southern Corp.	5.59%	5/17/2025	7	7,692
Total				47,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.35%

Aquarion Co.†	4.00%	8/15/2024	$18	$18,277
Total Corporate Bonds (cost $4,941,454)				4,817,581

MUNICIPAL BONDS 0.67%

Miscellaneous

California	7.60%	11/1/2040	10	15,149
Chicago, IL	6.314%	1/1/2044	15	15,410
Illinois	5.10%	6/1/2033	5	4,833
Total Municipal Bonds (cost $35,372)				35,392

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.51%

Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%	10/15/2034	17	17,120
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%	10/15/2034	10	10,076
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,783)				27,196

U.S. TREASURY OBLIGATIONS 1.32%

U.S. Treasury Bond	3.00%	2/15/2048	48	47,767
U.S. Treasury Note	2.625%	8/31/2023	15	15,004
U.S. Treasury Note	2.875%	8/15/2028	5	5,005
U.S. Treasury Note	6.25%	8/15/2023	2	2,324
Total U.S. Treasury Obligations (cost $69,598)				70,100

SHORT-TERM INVESTMENT 0.18%

Corporate Bond

Financial Services

Discover Financial Services
(cost $9,507)	10.25%	7/15/2019	9	9,496
Total				9,496
Total Investments in Securities 96.38% (cost $5,235,946)				5,111,071
Cash and Other Assets in Excess of Liabilities(d) 3.62%				191,862
Net Assets 100.00%				$5,302,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

LIBOR	London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2018	19	Long	$2,151,127	$2,154,570	$3,443

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2018	11	Short	$(1,319,809)	$(1,322,922)	$(3,113)
U.S. 2-Year Treasury Note	December 2018	2	Short	(422,715)	(422,719)	(3)
Total Unrealized Depreciation on Open Futures Contracts						$(3,116)

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$151,306	$—	$151,306
Corporate Bonds	—	4,817,581	—	4,817,581
Municipal Bonds	—	35,392	—	35,392
Non-Agency Commercial Mortgage-Backed Securities	—	27,196	—	27,196
U.S. Treasury Obligations	—	70,100	—	70,100
Short-Term Investments
Corporate Bond	—	9,496	—	9,496
Total	$—	$5,111,071	$—	$5,111,071
Other Financial Instruments
Futures Contracts
Assets	$3,443	$—	$—	$3,443
Liabilities	(3,116)	—	—	(3,116)
Total	$327	$—	$—	$327

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2017	$27,947
Accrued Discounts (Premiums)	26
Realized Gain (Loss)	372
Change in Unrealized Appreciation (Depreciation)	77
Purchases	23
Sales	(28,445)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2018	$—
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.51%

ASSET-BACKED SECURITIES 0.16%

Other
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.339%(3 Mo. LIBOR + 4.00%)	#	1/15/2029	$2,000	$2,009,835
Apidos CLO XVI 2013-16A CR†	5.342%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	3,000	3,002,598
Cent CLO 19 Ltd. 2013-19A C†	5.639%(3 Mo. LIBOR + 3.30%)	#	10/29/2025	3,700	3,719,573
Jamestown CLO VII Ltd. 2015-7A CR†	4.935%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	5,000	4,979,344
KKR CLO Ltd. 15 D†	6.333%(3 Mo. LIBOR + 4.00%)	#	10/18/2028	2,000	2,008,960
Regatta IV Funding Ltd. 2014-1A DR†	5.635%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	4,000	4,011,644
Sound Point CLO II Ltd. 2013-1A B1R†	5.035%(3 Mo. LIBOR + 2.70%)	#	1/26/2031	3,750	3,732,131
Total Asset-Backed Securities (cost $23,341,186)					23,464,085

				Shares (000)

COMMON STOCKS 0.15%

ENERGY 0.01%

Templar Energy LLC Class A Units				747	784,277
Vistra Energy Corp.				327	230,534
Total					1,014,811

Gaming/Leisure 0.14%

VICI Properties, Inc.				1,018	21,295,936
Total Common Stocks (cost $25,831,850)					22,310,747

				Principal Amount (000)
CONVERTIBLE BONDS 0.29%

Gaming/Leisure 0.07%

Ensco Jersey Finance Ltd. (Jersey)(a)	3.00%		1/31/2024	$12,195	11,204,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Healthcare 0.10%

Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	14,168	$14,439,418

Land Transportation 0.12%

Scorpio Tankers, Inc. (Monaco)(a)	3.00%	5/15/2022		$20,619	17,711,453
Total Convertible Bonds (cost $42,234,654)					43,355,027

CORPORATE BONDS 6.89%

Consumer Durables 0.13%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		17,826	18,761,865

Consumer Non-Durables 0.04%

W/S Packaging Holdings, Inc.†	9.00%	4/15/2023		6,251	6,407,275

Energy 1.04%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024		16,373	16,147,871
Apergy Corp.†	6.375%	5/1/2026		9,702	9,968,805
Calfrac Holdings LP†	8.50%	6/15/2026		14,677	13,998,189
California Resources Corp.†	8.00%	12/15/2022		13,961	12,582,351
Eclipse Resources Corp.	8.875%	7/15/2023		9,340	9,526,800
Ensco plc (United Kingdom)(a)	7.75%	2/1/2026		16,428	15,750,345
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025		21,378	15,552,495
Indigo Natural Resources LLC†	6.875%	2/15/2026		13,206	12,809,820
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025		22,277	17,487,445
Noble Holding International Ltd.	7.95%	4/1/2025		21,416	20,452,280
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022		7,331	6,451,280
WildHorse Resource Development Corp.†	6.875%	2/1/2025		4,246	4,299,075
Total					155,026,756

Financial 1.10%

ACE Cash Express, Inc.†	12.00%	12/15/2022		22,690	24,322,999
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025		19,681	18,942,962
Cedar Funding VII CLO Ltd. 2018-7A D†	4.898%(3 Mo. LIBOR + 2.55%) #	1/20/2031		5,000	4,854,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Curo Group Holdings Corp.†	8.25%	9/1/2025	$17,945	$17,810,412
Enova International, Inc.†	8.50%	9/1/2024	14,095	14,729,275
Freedom Mortgage Corp.†	8.125%	11/15/2024	16,144	15,679,860
Freedom Mortgage Corp.†	8.25%	4/15/2025	7,283	7,073,614
HUB International Ltd.†	7.00%	5/1/2026	11,091	11,047,191
Jay Park CLO Ltd. 2016-1A C†	6.198%(3 Mo. LIBOR + 3.85%) #	10/20/2027	2,200	2,212,289
LCM XXII Ltd. 22A C†	6.198%(3 Mo. LIBOR + 3.85%) #	10/20/2028	2,500	2,508,325
Palmer Square Loan Funding Ltd. 2018-1A D†	6.289%(3 Mo. LIBOR + 3.95%) #	4/15/2026	5,000	4,965,963
Symphony CLO XII Ltd. 2013-12A DR†	5.589%(3 Mo. LIBOR + 3.25%) #	10/15/2025	2,000	2,002,907
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	16,381	15,889,570
WeWork Cos., Inc.†	7.875%	5/1/2025	11,203	10,910,602
York Risk Services Holding Corp.†	8.50%	10/1/2022	11,996	10,796,400
Total				163,746,954

Food/Tobacco 0.14%

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026	9,688	9,348,920
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	11,628	11,221,020
Total				20,569,940

Gaming/Leisure 0.19%

Enterprise Development Authority (The)†	12.00%	7/15/2024	14,515	14,170,269
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	13,045	13,795,087
Total				27,965,356

Healthcare 1.01%

Bausch Health Cos, Inc.†	5.875%	5/15/2023	14,674	14,083,371
Bausch Health Cos, Inc.†	6.125%	4/15/2025	28,645	26,747,269
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	7,451	7,078,450
HLF Financing Sarl LLC/Herbalife International, Inc.†	7.25%	8/15/2026	11,545	11,722,216
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	12,122	11,955,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Polaris Intermediate Corp. PIK 8.50%†	8.50%		12/1/2022	$14,628	$15,158,265
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	8,394	8,498,925
Surgery Center Holdings, Inc.†	6.75%		7/1/2025	20,940	20,311,800
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%		7/21/2023	19,243	17,046,410
Verscend Escrow Corp.†	9.75%		8/15/2026	17,189	17,656,541
Total					150,258,569

Information Technology 0.18%

CURO Financial Technologies Corp.†	12.00%		3/1/2022	17,306	19,166,395
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	6,660	6,884,775
Total					26,051,170

Land Transportation 0.21%

Eletson Holdings, Inc. (Greece)(a)	9.625	%#(c)	1/15/2022	14,484	9,197,588
Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023	20,515	21,156,094
Total					30,353,682

Manufacturing 0.63%

Brand Industrial Services, Inc.†	8.50%		7/15/2025	13,171	13,582,594
Hillman Group, Inc. (The)†	6.375%		7/15/2022	19,540	18,660,700
JB Poindexter & Co., Inc.†	7.125%		4/15/2026	11,745	12,200,119
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%		6/1/2021	10,323	10,529,460
Tesla, Inc.†	5.30%		8/15/2025	23,381	20,312,244
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(a)	7.75%		4/15/2026	17,610	15,161,329
Titan International, Inc.	6.50%		11/30/2023	3,297	3,247,545
Total					93,693,991

Metals/Minerals 1.12%

AK Steel Corp.	6.375%		10/15/2025	12,091	11,305,085
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%		5/15/2022	16,925	16,798,062
Commercial Metals Co.†	5.75%		4/15/2026	14,555	14,081,963
Ferroglobe plc/Globe Specialty Metals, Inc. (United Kingdom)†(a)	9.375%		3/1/2022	8,225	8,615,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Minerals (continued)

First Quantum Minerals Ltd. (Canada)†(a)	6.875%	3/1/2026		$21,690	$20,280,150
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019		12,313	10,650,745
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044		51	5	(d)
Peabody Energy Corp.†	6.375%	3/31/2025		11,316	11,514,030
Peabody Energy Corp.	10.00%	3/15/2022		10,230	1,023	(d)
Taseko Mines Ltd. (Canada)†(a)	8.75%	6/15/2022		15,128	15,279,280
TMS International Corp.†	7.25%	8/15/2025		17,394	17,567,940
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025		20,427	20,324,865
Warrior Met Coal, Inc.†	8.00%	11/1/2024		19,862	20,507,515
Total					166,926,351

Service 0.69%

Ahern Rentals, Inc.†	7.375%	5/15/2023		29,040	28,714,752
APX Group, Inc.	7.625%	9/1/2023		15,752	14,275,250
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		5,279	5,358,185
Cloud Crane LLC†	10.125%	8/1/2024		19,868	21,656,120
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		21,265	20,839,700
Laureate Education, Inc.†	8.25%	5/1/2025		10,860	11,742,375
Total					102,586,382

Shipping 0.31%

Dynagas LNG Partners LP (Greece)(a)	6.25%	10/30/2019		7,342	7,378,710
Golar LNG Partners LP (United Kingdom)†(a)	8.564%(3 Mo. LIBOR + 6.25%) #	5/18/2021		7,400	7,474,000
Hoegh LNG Holdings Ltd.(b)	6.05%(3 Mo. NIBOR + 5.00%) #	2/1/2022	NOK	87,000	10,348,312
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco)†(a)	7.375%	1/15/2022		$14,310	11,948,850
Navios South American Logistics, Inc. (Uruguay)†(a)	7.25%	5/1/2022		9,820	9,353,550
Total					46,503,422

Telecommunications 0.10%

Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023		15,517	14,193,400
Total Corporate Bonds (cost $1,037,760,514)					1,023,045,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments			Shares (000)	Fair Value
EXCHANGE-TRADED FUND 0.98%

PowerShares Senior Loan Portfolio ETF (cost $146,079,228)			6,325	$145,854,292

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 88.04%

Aerospace 4.06%

Air Medical Group Holdings, Inc. 2018 Term Loan	5.321%(1 Mo. LIBOR + 3.25%)	4/28/2022	$59,357	58,416,990
American Airlines, Inc. 2017 Class B Term Loan	4.065%(1 Mo. LIBOR + 2.00%)	4/28/2023	22,487	22,367,207
American Airlines, Inc. 2017 Class B Term Loan	4.063%(1 Mo. LIBOR + 2.00%)	12/14/2023	44,920	44,667,196
American Airlines, Inc. 2017 Replacement Term Loan	4.063%(1 Mo. LIBOR + 2.00%)	10/10/2021	25,927	25,955,822
American Airlines, Inc. 2018 Replacement Term Loan	3.815%(1 Mo. LIBOR + 1.75%)	6/27/2025	44,161	43,315,795
Circor International, Inc. Initial Term Loan	5.567%(1 Mo. LIBOR + 3.50%)	12/11/2024	26,200	26,323,220
Doncasters US Finance LLC 2nd Lien Term Loan	10.584%(3 Mo. LIBOR + 8.25%)	10/9/2020	8,103	6,573,675
Doncasters US Finance LLC Term Loan B	5.834%(3 Mo. LIBOR + 3.50%)	4/9/2020	42,818	39,740,616
Gol Luxco S.A. Term Loan (Luxembourg)(a)	6.50%	8/31/2020	32,127	32,970,278
Jazz Acquisition, Inc. 1st Lien Term Loan	5.834%(3 Mo. LIBOR + 3.50%)	6/19/2021	47,341	46,216,198
Jazz Acquisition, Inc. 2nd Lien Term Loan	9.084%(3 Mo. LIBOR + 6.75%)	6/19/2022	17,386	16,734,025
MB Aerospace Holdings II Corp. 1st Lien Initial Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	1/22/2025	7,063	7,062,510	(f)
Transdigm Inc. 2018 New Tranche E Term Loan	4.576%(1 Mo. LIBOR + 2.50%)	5/30/2025	23,087	23,061,713
Transdigm Inc. 2018 New Tranche F Term Loan	4.576%(1 Mo. LIBOR + 2.50%)	6/9/2023	47,582	47,544,672
Transdigm Inc. New Tranche G Term Loan	4.576%(1 Mo. LIBOR + 2.50%)	8/22/2024	26,490	26,466,902
United AirLines, Inc. Refinanced Term Loan	3.826%(1 Mo. LIBOR + 1.75%)	4/1/2024	30,757	30,750,419
Vertex Aerospace Services Corp. Initial Term Loan	6.826%(1 Mo. LIBOR + 4.75%)	6/29/2025	16,458	16,643,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)

Wesco Aircraft Hardware Corp. New Tranche A Term Loan	5.08%(1 Mo. LIBOR + 3.00%)	11/30/2021	$4,741	$4,735,180
Wesco Aircraft Hardware Corp. Tranche B Term Loan	4.58%(1 Mo. LIBOR + 2.50%)	2/28/2021	12,857	12,808,990
WP CPP Holdings, LLC 1st Lien Initial Term Loan	6.06% (3 Mo. LIBOR +3.75%)- 6.28%	4/30/2025	46,108	46,374,735
WP CPP Holdings, LLC 2nd Lien Initial Term Loan	10.06% (3 Mo. LIBOR + 7.75%)- 10.28%	4/24/2026	24,688	24,680,347
Total				603,409,642

Chemicals 1.46%

Agro Merchants North America Holdings, Inc. 1st Lien Effective Date Term Loan	6.084%(3 Mo. LIBOR + 3.75%)	12/6/2024	25,792	25,840,652
Berry Global, Inc. Term Loan Q	4.186%(2 Mo. LIBOR + 2.00%)	10/1/2022	9,924	9,943,440
Cyanco Intermediate 2 Corp. 1st Lien Initial Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	3/17/2025	10,780	10,874,290
Cyanco Intermediate 2 Corp. 2nd Lien Initial Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	3/16/2026	3,641	3,586,460	(f)
Ineos US Finance LLC New 2024 Dollar Term Loan	4.169%(2 Mo. LIBOR + 2.00%)	4/1/2024	18,421	18,431,017
LTI Holdings, Inc. 1st Lien 2nd Amendment Incremental Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	5/16/2024	7,760	7,764,402	(f)
MacDermid, Inc. Tranche B6 Term Loan	5.076%(1 Mo. LIBOR + 3.00%)	6/7/2023	19,410	19,503,690
Tata Chemicals North America Term Loan	5.125%(3 Mo. LIBOR + 2.75%)	8/7/2020	15,576	15,634,371
Tronox Blocked Borrower LLC 1st Lien Blocked Dollar Term Loan	5.076%(1 Mo. LIBOR + 3.00%)	9/23/2024	8,971	9,016,317
Tronox Finance LLC 1st Lien Initial Dollar Term Loan	5.076%(1 Mo. LIBOR + 3.00%)	9/23/2024	20,702	20,805,501
Univar USA Inc. Term Loan B3	4.326%(1 Mo. LIBOR + 2.50%)	7/1/2024	27,965	28,063,191
Vectra Co. 1st Lien Initial Term Loan	5.326%(1 Mo. LIBOR + 3.25%)	3/8/2025	21,923	21,927,303
Vectra Co. 2nd Lien Initial Term Loan	9.326%(1 Mo. LIBOR + 7.25%)	3/8/2026	6,625	6,645,703
W.R. Grace & Co.-CONN Term Loan B1	4.084%(3 Mo. LIBOR + 1.75%)	4/3/2025	7,165	7,198,561
W.R. Grace & Co.-CONN Term Loan B2	4.084%(3 Mo. LIBOR + 1.75%)	4/3/2025	12,284	12,340,391
Total				217,575,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Consumer Durables 1.00%

G-III Apparel Group, LTD. Initial Term Loan	7.375%(1 Mo. LIBOR + 5.25%)		12/1/2022	$25,948	$26,304,640
Hamilton Holdco LLC Term Loan	4.34%(3 Mo. LIBOR + 2.00%)		7/2/2025	19,367	19,373,101
Serta Simmons Bedding, LLC 1st Lien Initial Term Loan	5.571% (1 Mo. LIBOR + 3.50%)- 5.581%		11/8/2023	28,876	24,917,685
Serta Simmons Bedding, LLC 2nd Lien Initial Term Loan	10.071%(1 Mo. LIBOR + 8.00%)		11/8/2024	6,331	4,450,852
SRAM, LLC 1st Lien 2018 New Term Loan	4.929% (Prime+ 1.75%)- 6.75%		3/15/2024	18,888	18,970,915
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.584%(3 Mo. LIBOR + 4.25%)		9/25/2024	26,873	26,705,109	(f)
TGP Holdings III LLC 2nd Lien Initial Term Loan	10.834%(3 Mo. LIBOR + 8.50%)		9/25/2025	9,333	9,333,000
Toms Shoes, LLC Initial Term Loan	—	(g)	10/30/2020	11,593	9,228,028
Tumi, Inc. Initial Tranche B Term Loan	—	(g)	4/25/2025	8,751	8,724,441
Total					148,007,771

Consumer Non-Durables 1.14%

Anastasia Parent, LLC Closing Date Term Loan	5.817%(3 Mo. LIBOR + 3.75%)		8/11/2025	38,675	38,578,506
CHG PPC Parent LLC 1st Lien Initial Term Loan	4.826%(1 Mo. LIBOR + 2.75%)		3/31/2025	11,654	11,632,149
EG Group Limited Additional Facility B Term Loan (United Kingdom)(a)	6.267%(3 Mo. LIBOR + 4.00%)		2/7/2025	1,881	1,885,988
EG Group Limited Second Lien Facility Term Loan (United Kingdom)(a)	10.221%(3 Mo. LIBOR + 8.00%)		4/20/2026	16,995	16,832,103
Foundation Building Materials Holding Co. LLC Term Loan	5.312%(3 Mo. LIBOR + 3.25%)		8/13/2025	24,097	24,172,303
H.B. Fuller Co. Commitment Loan	4.077%(1 Mo. LIBOR + 2.00%)		10/20/2024	53,304	53,337,422
Spectrum Holdings III Corp. 1st Lien Closing Date Term Loan	5.326%(1 Mo. LIBOR + 3.25%)		1/31/2025	11,578	11,561,765
Spectrum Holdings III Corp. 2nd Lien Closing Date Term Loan	9.076%(1 Mo. LIBOR + 7.00%)		1/31/2026	11,425	11,453,534	(f)
Total					169,453,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Media 0.16%

AppLovin Corp. Initial Term Loan	6.063%(3 Mo. LIBOR + 3.75%)	8/15/2025	$23,194	$23,331,772

Energy 2.86%

Apergy Corp. Initial Term Loan	4.625%(2 Mo. LIBOR + 2.50%)	5/9/2025	18,942	19,030,838
Brazos Delaware II, LLC Initial Term Loan	6.077%(1 Mo. LIBOR + 4.00%)	5/21/2025	29,065	28,865,178
California Resources Corp. Initial Term Loan	6.816%(1 Mo. LIBOR + 4.75%)	12/31/2022	38,075	38,777,103
California Resources Corp. Term Loan	12.44%(1 Mo. LIBOR + 10.38%)	12/31/2021	6,829	7,563,151
Chesapeake Energy Corp. Class A Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	8/23/2021	28,550	29,862,669
Compass Power Generation, L.L.C. Tranche B1 Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	12/20/2024	24,170	24,305,612
CONSOL Energy Inc. Initial Term Loan B	8.08%(3 Mo. LIBOR + 6.00%)	10/26/2022	22,029	22,675,982
Consolidated Energy Finance S.A. Initial Term Loan (Luxembourg)(a)	4.571%(1 Mo. LIBOR + 2.50%)	5/7/2025	14,540	14,558,175	(f)
EMG Utica, LLC Term Loan	6.084% (3 Mo. LIBOR + 3.75%)- 6.25%	3/27/2020	15,293	15,395,337
Frontera Generation Holdings LLC Initial Term Loan	6.331%(1 Mo. LIBOR + 4.25%)	5/2/2025	31,003	31,153,209
FTS International, Inc. Initial Term Loan	6.826%(1 Mo. LIBOR + 4.75%)	4/16/2021	8,875	8,905,102
Keane Group Holdings, LLC Initial Term Loan	5.875%(1 Mo. LIBOR + 3.75%)	5/25/2025	33,897	33,854,629	(f)
Lucid Energy Group II Borrower, LLC Initial Term Loan	5.077%(1 Mo. LIBOR + 3.00%)	2/17/2025	4,221	4,165,987
McDermott International, Inc. Term Loan	7.076%(1 Mo. LIBOR + 5.00%)	5/12/2025	24,217	24,502,948
Moxie Patriot LLC Construction Advances Term Loan B1	8.084%(3 Mo. LIBOR + 5.75%)	12/19/2020	16,844	16,700,977
Navitas Midstream Midland Basin, LLC Initial Term Loan	6.577%(1 Mo. LIBOR + 4.50%)	12/13/2024	23,597	23,390,586
Oryx Southern Delaware Holdings LLC Initial Term Loan	5.326%(1 Mo. LIBOR + 3.25%)	2/28/2025	28,329	27,815,537
Pioneer Energy Services Corp. Term Loan	9.817%(1 Mo. LIBOR + 7.75%)	11/8/2022	15,456	15,881,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

Seadrill Operating LP Initial Term Loan	8.334%(3 Mo. LIBOR + 6.00%)		2/21/2021	$22,863	$21,418,005
Traverse Midstream Partners LLC Advance Term Loan	6.34%(3 Mo. LIBOR + 4.00%)		9/27/2024	16,451	16,543,537
Total					425,365,602

Financial 7.32%

Acrisure, LLC 2017-2 1st Lien Refinancing Term Loan	6.592%(3 Mo. LIBOR + 4.25%)		11/22/2023	11,256	11,309,668
Acrisure, LLC 2018-1 1st Lien Additional Term Loan	6.086%(3 Mo. LIBOR + 3.75%)		11/22/2023	3,388	3,396,487
Advisor Group, Inc. Initial Term Loan	5.81%(3 Mo. LIBOR + 3.75%)		8/15/2025	30,925	31,176,420
AI Aqua Merger Sub, Inc. 1st Lien 2017 Incremental Term Loan	5.326%(1 Mo. LIBOR + 3.25%)		12/13/2023	15,127	15,051,059
AI Aqua Merger Sub, Inc. 1st Lien Tranche B1 Term Loan	5.326%(1 Mo. LIBOR + 3.25%)		12/13/2023	36,588	36,474,107
Alliant Holdings Intermediate, LLC 2018 Initial Term Loan	5.067%(1 Mo. LIBOR + 3.00%)		5/9/2025	27,192	27,223,619
BDF Acquisition Corp. Initial Term Loan	7.326%(1 Mo. LIBOR + 5.25%)		8/14/2023	22,217	22,161,160	(f)
Blackhawk Network Holdings, Inc. 1st Lien Term Loan	5.183%(1 Mo. LIBOR + 3.00%)		6/15/2025	31,303	31,453,098
Blackhawk Network Holdings, Inc. 2nd Lien Term Loan	9.188%(2 Mo. LIBOR + 7.00%)		6/15/2026	2,903	2,945,326
Carlisle FoodService Products, Inc. 1st Lien Initial Term Loan	5.066%(1 Mo. LIBOR +3.00%)		3/20/2025	4,743	4,709,392
Cetera Financial Group, Inc. Term Loan	—	(g)	8/15/2025	28,987	29,122,949
CEVA Logistics Finance B.V. Facility Term Loan B (United Kingdom)(a)	6.098%(3 Mo. LIBOR + 3.75%)		8/4/2025	22,729	22,757,411
CFSP Acquisition Corp. 2018 Delayed Draw Term Loan	—	(g)	3/20/2025	1,073	1,064,931
Clipper Acquisitions Corp. Term Loan B1	3.83%(1 Mo. LIBOR + 2.00%)		12/27/2024	7,271	7,282,840
Communications Sales & Leasing, Inc. Shortfall Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		10/24/2022	34,235	32,840,093
CRCI Longhorn Holdings, Inc. 1st Lien Closing Date Term Loan	5.583%(3 Mo. LIBOR + 3.50%)		8/8/2025	11,604	11,654,768
DG Investment Intermediate Holdings 2, Inc. 1st Lien 1st Amendment Incremental Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		2/3/2025	2,417	2,402,655
DG Investment Intermediate Holdings 2, Inc. 1st Lien Delayed Draw Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		2/3/2025	2,079	2,066,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

DG Investment Intermediate Holdings 2, Inc. 1st Lien Initial Term Loan	5.076%(1 Mo. LIBOR + 3.00%)	2/3/2025	$19,365	$19,250,562
DG Investment Intermediate Holdings 2, Inc. 2nd Lien Initial Term Loan	9.084%(3 Mo. LIBOR + 6.75%)	2/2/2026	12,906	13,018,927
EmployBridge, LLC Term Loan	7.503%(3 Mo. LIBOR + 5.00%)	4/8/2025	24,070	24,400,962
Fly Funding II S.à r.l. Term Loan (Luxembourg)(a)	4.34%(3 Mo. LIBOR + 2.00%)	2/9/2023	39,934	39,984,060
Freedom Mortgage Corp. Initial Term Loan	6.815%(1 Mo. LIBOR + 4.75%)	2/23/2022	21,726	21,907,036
Genuine Financial Holdings LLC 2nd Lien Initial Term Loan	9.442%(3 Mo. LIBOR + 7.25%)	7/10/2026	9,681	9,620,494	(f)
Genuine Financial Holdings, LLC 1st Lien Initial Term Loan	5.942%(2 Mo. LIBOR + 3.75%)	7/11/2025	33,879	34,048,395	(f)
Genworth Holdings, Inc. Initial Term Loan	6.567%(1 Mo. LIBOR + 4.50%)	3/7/2023	30,836	31,606,765
Greenhill & Co., Inc. Term Loan	5.814% (1 Mo. LIBOR + 3.75%)- 6.084%	10/12/2022	15,892	16,070,305
Hayward Industries, Inc. 1st Lien Initial Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	8/5/2024	22,383	22,483,709
Helix Gen Funding, LLC Term Loan	5.826%(1 Mo. LIBOR + 3.75%)	6/3/2024	15,988	15,452,756
Hub International Limited Initial Term Loan	5.165% (3 Mo. LIBOR + 3.00%)- 5.335%	4/25/2025	100,000	100,006,500
Janus International Group, LLC 1st Lien Initial Term Loan	5.076%(1 Mo. LIBOR + 3.00%)	2/12/2025	8,938	8,825,925
LifeMiles Ltd. Initial Term Loan	7.569% (3 Mo. LIBOR + 5.50%)- 7.811%	8/18/2022	22,022	22,270,008	(f)
Nautilus Power, LLC Term Loan	6.326%(1 Mo. LIBOR + 4.25%)	5/16/2024	17,452	17,556,005
Park Intermediate Holdings LLC Term Loan	3.626%(1 Mo. LIBOR + 1.45%)	12/24/2021	52,917	52,950,073	(f)
Perspecta, Inc. Advance Term Loan B	4.326%(1 Mo. LIBOR + 2.25%)	5/30/2025	14,543	14,579,357
PricewaterhouseCoopers Public Sector LLP 1st Lien Initial Term Loan	5.326%(1 Mo. LIBOR + 3.25%)	5/1/2025	19,961	20,060,626	(f)
Safe Fleet Holdings LLC 1st Lien Initial Term Loan	5.09%(1 Mo. LIBOR + 3.00%)	2/3/2025	27,128	26,958,896
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	8.84%(1 Mo. LIBOR + 6.75%)	2/2/2026	4,675	4,667,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	4.826%(1 Mo. LIBOR + 2.75%)	3/1/2021	$44,698	$44,660,974
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	7.826% (1 Mo. LIBOR + 5.75%)- 8.062%	2/28/2022	30,374	30,550,845
Sigma Holdco B.V. Facility Term Loan B2 (Netherlands)(a)	5.081%(1 Mo. LIBOR + 3.00%)	7/2/2025	24,352	24,329,231
SSH Group Holdings, Inc. 1st Lien Initial Term Loan	6.59%(3 Mo. LIBOR +4.25%)	7/30/2025	19,344	19,585,294	(f)
SSH Group Holdings, Inc. 2nd Lien Initial Term Loan	10.59%(3 Mo. LIBOR +8.25%)	7/30/2026	5,803	5,889,842	(f)
Tecostar Holdings, Inc. 1st Lien 2017 Term Loan	5.58%(1 Mo. LIBOR + 3.50%)	5/1/2024	21,393	21,490,142
Trans Union LLC 2017 Replacement Term Loan B3	4.076%(1 Mo. LIBOR +2.00%)	4/10/2023	11,589	11,629,891
Trans Union LLC 2018 Incremental Term Loan B4	4.076%(1 Mo. LIBOR +2.00%)	6/19/2025	32,546	32,693,596
VFH Parent LLC Term Loan B1	5.586%(3 Mo. LIBOR + 3.25%)	12/30/2021	8,521	8,606,503
Vistage International, Inc. 1st Lien Term Loan B	6.067%(3 Mo. LIBOR + 4.00%)	2/10/2025	14,213	14,280,038
Werner Finco LP Initial Term Loan	6.082%(3 Mo. LIBOR + 4.00%)	7/24/2024	17,561	17,297,550
York Risk Services Holding Corp. Term Loan	5.826%(1 Mo. LIBOR + 3.75%)	10/1/2021	47,772	46,381,782
Total				1,088,207,020

Food & Drug 2.48%

Albertson’s LLC 2017-1 Term Loan B4	4.826%(1 Mo. LIBOR + 2.75%)	8/25/2021	20,261	20,247,112
Albertson’s LLC 2017-1 Term Loan B5	5.337%(3 Mo. LIBOR + 3.00%)	12/21/2022	54,752	54,674,941
Amneal Pharmaceuticals LLC Initial Term Loan	5.625%(1 Mo. LIBOR + 3.50%)	5/4/2025	48,038	48,448,139
Herbalife Nutrition Ltd. Term Loan B	5.326%(1 Mo. LIBOR + 3.25%)	8/18/2025	28,995	29,139,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug (continued)

Mastronardi Produce Limited Initial Term Loan (Canada)(a)	5.332%(3 Mo. LIBOR + 3.25%)	5/1/2025	$6,793	$6,843,948	(f)
Miller’s Ale House, Inc. Term Loan B	6.826%(1 Mo. LIBOR +4.75%)	5/30/2025	19,373	19,227,703
Panera Bread Co. Term Loan	3.875%(1 Mo. LIBOR + 1.75%)	7/18/2022	42,665	41,758,234
Post Holdings, Inc. Series A Incremental Term Loan	4.07%(1 Mo. LIBOR + 2.00%)	5/24/2024	19,514	19,526,476
Red Lobster Management LLC 1st Lien Initial Term Loan	7.326%(1 Mo. LIBOR + 5.25%)	7/28/2021	24,036	23,945,970	(f)
Rodan & Fields, LLC Closing Date Term Loan	6.063%(1 Mo. LIBOR + 4.00%)	6/16/2025	29,043	29,288,123
Southern Graphics Inc. 1st Lien Refinancing Term Loan	5.326%(1 Mo. LIBOR + 3.25%)	12/31/2022	26,663	26,687,609
Southern Graphics Inc. 2nd Lien Initial Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	12/31/2023	9,480	9,533,325
Weight Watchers International, Inc. Term Loan	6.84% (3 Mo. LIBOR + 4.75%)- 7.09%	11/29/2024	39,180	39,706,959
Total				369,028,514

Food/Tobacco 1.22%

Aramark Intermediate HoldCo Corp. Dollar Term Loan B3	4.084%(3 Mo. LIBOR + 1.75%)	3/11/2025	28,926	29,009,823
CEC Entertainment, Inc. Term Loan B	5.326%(1 Mo. LIBOR + 3.25%)	2/12/2021	32,918	31,071,080
H-Food Holdings, LLC Initial Term Loan	5.065%(1 Mo. LIBOR + 3.00%)	5/23/2025	40,485	40,225,086
JBS USA Lux S.A. Initial Term Loan	4.834%(3 Mo. LIBOR + 2.50%)	10/30/2022	37,755	37,786,793
NPC International, Inc. 2nd Lien Initial Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	4/18/2025	9,531	9,650,137
Sunshine Investments B.V. Facility Term Loan B3 (Netherlands)(a)	5.564%(3 Mo. LIBOR + 3.25%)	3/28/2025	9,780	9,767,775	(f)
US Foods, Inc. Initial Term Loan	4.076%(1 Mo. LIBOR + 2.00%)	6/27/2023	24,168	24,167,001
Total				181,677,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Forest Products 0.68%

Berry Global, Inc. Term Loan T	3.936%(3 Mo. LIBOR + 1.75%)		1/6/2021	$13,201	$13,212,934
BWay Holding Co. Initial Term Loan	5.581%(3 Mo. LIBOR + 3.25%)		4/3/2024	51,354	51,225,835
Flex Acquisition Co., Inc. 2018 Incremental Term Loan B	5.751%(3 Mo. LIBOR + 3.25%)		6/29/2025	17,423	17,441,536
Klockner Pentaplast of America, Inc. Dollar Term Loan	6.326%(1 Mo. LIBOR + 4.25%)		6/30/2022	9,759	9,476,360
Ranpak Corp. 2nd Lien Initial Term Loan	9.31%(1 Mo. LIBOR + 7.25%)		10/3/2022	79	79,302	(f)
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.826%(1 Mo. LIBOR + 2.75%)		3/11/2022	9,945	9,993,810
Total					101,429,777

Gaming/Leisure 6.78%

24 Hour Fitness Worldwide, Inc. Term Loan	5.576%(1 Mo. LIBOR + 3.75%)		5/30/2025	30,033	30,320,866
Aristocrat Leisure Limited Term Loan B3	4.098%(3 Mo. LIBOR +1.75%)		10/19/2024	14,010	13,995,000
BC Equity Ventures LLC Delayed Term Loan	—	(g)	8/22/2025	6,810	6,767,453	(f)
BC Equity Ventures LLC Term Loan	—	(g)	8/22/2025	12,514	12,467,340	(f)
Caesars Resort Collection, LLC Term Loan B	4.826%(1 Mo. LIBOR + 2.75%)		12/23/2024	32,443	32,582,325
CCM Merger, Inc. Term Loan	4.826%(1 Mo. LIBOR + 2.75%)		8/6/2021	12,337	12,408,978
CEOC, LLC Term Loan B	4.076%(1 Mo. LIBOR + 2.00%)		10/7/2024	45,465	45,481,801
Churchill Downs Inc. Facility Term Loan B	4.08%(1 Mo. LIBOR + 2.00%)		12/27/2024	8,727	8,750,796
Cowlitz Tribal Gaming Authority Term Loan B	12.576%(1 Mo. LIBOR + 10.50%)		12/6/2021	22,503	24,134,240	(f)
Crown Finance US, Inc. Initial Dollar Tranche Term Loan	4.576%(1 Mo. LIBOR + 2.50%)		2/28/2025	43,016	42,930,158
Eldorado Resorts, Inc. Term Loan	4.375% (2 Mo. LIBOR + 2.25%)- 4.437%		4/17/2024	11,716	11,778,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Equinox Holdings Inc. 2nd Lien Initial Term Loan	9.076%(1 Mo. LIBOR + 7.00%)		9/6/2024	$8,825	$9,059,436
Equinox Holdings Inc. Term Loan B1	5.076%(1 Mo. LIBOR + 3.00%)		3/8/2024	20,901	21,018,801
ESH Hospitality, Inc. Third Repriced Term Loan	4.076%(1 Mo. LIBOR + 2.00%)		8/30/2023	25,572	25,575,625
Everi Payments Inc. Term Loan B	5.076%(1 Mo. LIBOR + 3.00%)		5/9/2024	32,812	33,000,164
Four Seasons Holdings Inc. 1st Lien 2013 Term Loan (Canada)(a)	4.076%(1 Mo. LIBOR + 2.00%)		11/30/2023	10,326	10,338,246
Gateway Casinos & Entertainment Limited Initial Term Loan (Canada)(a)	5.473%(3 Mo. LIBOR + 3.00%)		12/1/2023	15,451	15,549,964
GBT Group Services B.V. Initial Term Loan	4.838%(3 Mo. LIBOR + 2.50%)		8/13/2025	4,834	4,873,276
GLP Capital, LP Incremental Tranche A1 Term Loan	3.577%(1 Mo. LIBOR + 1.50%)		7/31/2021	41,886	41,493,409
Golden Entertainment, Inc. 1st Lien Facility Term Loan B	5.08%(1 Mo. LIBOR + 3.00%)		10/21/2024	43,800	43,891,223
Golden Entertainment, Inc. 2nd Lien Facility Term Loan B	9.07%(1 Mo. LIBOR + 7.00%)		10/20/2025	19,485	19,789,047
GVC Holdings PLC Facility Term Loan B2 (Isle of Man)(a)	4.576%(1 Mo. LIBOR + 2.50%)		3/29/2024	9,692	9,720,494
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		7/31/2024	43,641	43,767,933
Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.826% (1 Mo. LIBOR + 2.75%)- 5.063%		6/10/2022	45,657	45,728,024
MGM Growth Properties Operating Partnership LP Term Loan B	4.076%(1 Mo. LIBOR + 2.00%)		3/21/2025	13,032	13,045,393
Mohegan Tribal Gaming Authority Term Loan A	5.826%(1 Mo. LIBOR + 3.75%)		10/13/2021	15,807	15,384,456
Mohegan Tribal Gaming Authority Term Loan B	6.076%(1 Mo. LIBOR + 4.00%)		10/13/2023	15,701	14,542,911
NAI Entertainment Holdings LLC Tranche B Term Loan	4.58%(1 Mo. LIBOR + 2.50%)		5/8/2025	7,276	7,286,623
NCL Corp. Ltd. Term Loan B	3.825%(1 Mo. LIBOR + 1.75%)		10/10/2021	9,731	9,785,837
Penn National Gaming, Inc. Facility Refinancing Term Loan A	3.576%(1 Mo. LIBOR + 1.50%)		1/19/2022	17,813	17,854,270
Penn National Gaming, Inc. Term Loan B	—	(g)	8/14/2025	24,155	24,226,740
Recess Holdings, Inc. 1st Lien Delayed Draw Term Loan	5.825%(1 Mo. LIBOR + 3.75%)		9/29/2024	1,997	2,009,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Recess Holdings, Inc. 1st Lien Initial Term Loan	6.203%(3 Mo. LIBOR + 3.75%)		9/30/2024	$14,673	$14,764,542
Scientific Games International, Inc. Initial Term Loan B5	4.826%(1 Mo. LIBOR + 2.75%)		8/14/2024	85,738	85,608,018
Seminole Tribe of Florida 2018 Replacement Term Loan B	3.826%(1 Mo. LIBOR + 1.75%)		7/8/2024	40,558	40,780,352
Stars Group Holdings B.V. Dollar Term Loan (Netherlands)(a)	5.831%(3 Mo. LIBOR + 3.50%)		7/10/2025	77,440	78,147,027
Station Casinos LLC Facility Term Loan B	4.58%(1 Mo. LIBOR + 2.50%)		6/8/2023	15,105	15,159,189
Town Sports International, LLC Initial Term Loan	5.576%(1 Mo. LIBOR + 3.50%)		11/15/2020	27,373	27,270,396
Travel Leaders Group, LLC 2018 Refinancing Term Loan	6.06%(1 Mo. LIBOR + 4.00%)		1/25/2024	6,765	6,845,368
VICI Properties 1 LLC Term Loan B	4.067%(1 Mo. LIBOR + 2.00%)		12/20/2024	31,492	31,519,760
Wyndham Hotels & Resorts, Inc. Term Loan B	3.826%(1 Mo. LIBOR + 1.75%)		5/30/2025	25,113	25,178,922
Wynn America, LLC Extended Facility Term Loan	3.83%(1 Mo. LIBOR + 1.75%)		12/31/2021	13,410	13,393,238
Total					1,008,225,993

Healthcare 6.17%

Auris LuxCo 1st Lien Term Loan B(a)	—	(g)	7/24/2025	30,749	31,018,054
Bausch Health Co. Inc. Initial Term Loan (Canada)(a)	5.081%(1 Mo. LIBOR + 3.00%)		6/2/2025	33,481	33,642,232
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.326%(1 Mo. LIBOR + 2.25%)		5/20/2024	4,667	4,690,553
Change Healthcare Holdings, Inc. Closing Date Term Loan	4.826%(1 Mo. LIBOR + 2.75%)		3/1/2024	39,948	40,014,239
Concentra Inc. 1st Lien Tranche Term Loan	4.84%(1 Mo. LIBOR + 2.75%)		6/1/2022	33,180	33,387,375
CP VI Bella Midco, LLC 2nd Lien Initial Term Loan	8.826%(1 Mo. LIBOR + 6.75%)		12/29/2025	7,710	7,671,450
CP VI Bella Midco, LLC 1st Lien Initial Term Loan	4.826%(1 Mo. LIBOR + 3.00%)		12/27/2024	14,125	14,101,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Envision Healthcare Corp. Initial Term Loan	5.08%(1 Mo. LIBOR + 3.00%)	12/1/2023	$21,658	$21,680,634
FHC Health Systems, Inc. Initial Term Loan	6.076%(1 Mo. LIBOR + 4.00%)	12/23/2021	20,994	18,369,463
Genoa, a QoL Healthcare Co., LLC 1st Lien Amendment No. 1 Term Loan	5.326%(1 Mo. LIBOR + 3.25%)	10/30/2023	10,800	10,856,159
Genoa, a QoL Healthcare Co., LLC 2nd Lien Initial Term Loan	10.076%(1 Mo. LIBOR + 8.00%)	10/28/2024	2,430	2,460,375
Gentiva Health Services, Inc. 2nd Lien Initial Term Loan	9.375%(3 Mo. LIBOR + 7.00%)	7/2/2026	9,680	9,861,500
Gentiva Health Services, Inc.1st Lien Closing Date Initial Term Loan	6.125%(3 Mo. LIBOR + 3.75%)	7/2/2025	37,841	38,172,159	(f)
Grifols Worldwide Operations Limited Tranche B Term Loan	4.207%(1 Wk. LIBOR + 2.25%)	1/31/2025	29,924	30,077,305
HCA Inc. Tranche B10 Term Loan	4.076%(1 Mo. LIBOR + 2.00%)	3/13/2025	6,300	6,341,760
Heartland Dental, LLC Delayed Draw Term Loan	3.75%	4/30/2025	2,215	2,205,235
Heartland Dental, LLC Initial Term Loan	5.826%(1 Mo. LIBOR + 3.75%)	4/30/2025	14,766	14,701,549
Jaguar Holding Co. I, LLC 2018 Term Loan	4.576%(1 Mo. LIBOR + 2.50%)	8/18/2022	32,346	32,362,966
Kindred Healthcare, LLC Closing Date Term Loan	7.375%(3 Mo. LIBOR +5.00%)	7/2/2025	14,519	14,528,147
MedPlast Holdings, Inc. 1st Lien Initial Term Loan	6.087%(3 Mo. LIBOR +3.75%)	7/2/2025	9,679	9,772,789
MedPlast Holdings, Inc. 2nd Lien Initial Term Loan	10.087%(3 Mo. LIBOR +7.75%)	7/2/2026	8,165	8,317,937	(f)
MPH Acquisition Holdings LLC Initial Term Loan	5.084%(3 Mo. LIBOR + 2.75%)	6/7/2023	28,659	28,670,856
Nomad Buyer, Inc. Initial Term Loan	7.082%(3 Mo. LIBOR +5.00%)	8/1/2025	35,811	34,378,560
NVA Holdings, Inc. 1st Lien Term Loan B3	4.826%(1 Mo. LIBOR + 2.75%)	2/2/2025	36,813	36,732,456
Ortho-Clinical Diagnostics, Inc. 2nd Amendment New Term Loan	5.316%(1 Mo. LIBOR +3.25%)	6/30/2025	48,528	48,584,363
Owens & Minor, Inc. Term Loan B	6.673%(2 Mo. LIBOR + 4.50%)	5/2/2025	24,232	23,641,345
RPI Finance Trust Initial Term Loan B6	4.334%(1 Mo. LIBOR + 2.00%)	3/27/2023	43,316	43,478,893
Select Medical Corp. Tranche B Term Loan	4.82% (1 Mo. LIBOR + 2.75%)- 6.75%	3/1/2021	25,263	25,442,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Surgery Center Holdings, Inc. Initial Term Loan	5.57%(3 Mo. LIBOR + 3.25%)		9/2/2024	$33,671	$33,681,124
Team Health Holdings, Inc. Initial Term Loan	4.826%(1 Mo. LIBOR + 2.75%)		2/6/2024	30,872	29,624,054
Titan Acquisition Limited Initial Term Loan (United Kingdom)(a)	5.076%(1 Mo. LIBOR + 3.00%)		3/28/2025	41,452	39,401,741
U.S. Renal Care, Inc. 1st Lien Initial Term Loan	6.584%(3 Mo. LIBOR + 4.25%)		12/30/2022	50,550	49,444,565
Verscend Holding Corp. Term Loan B	—	(g)	8/27/2025	67,651	68,201,003
VVC Holding Corp. 1st Lien Initial Term Loan	6.317%(1 Mo. LIBOR + 4.25%)		7/9/2025	48,398	47,551,035	(f)
Wink Holdco, Inc. 1st Lien Initial Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		12/2/2024	19,475	19,455,660
Wink Holdco, Inc. 2nd Lien Initial Term Loan	8.83%(1 Mo. LIBOR + 6.75%)		12/1/2025	4,485	4,477,510
Total					916,998,624

Housing 1.31%

Builders FirstSource, Inc. Refinancing Term Loan	5.334%(3 Mo. LIBOR + 3.00%)		2/29/2024	19,863	19,850,711
C.H.I. Overhead Doors, Inc. 1st Lien Initial Term Loan	5.326%(1 Mo. LIBOR + 3.25%)		7/29/2022	11,887	11,919,979
CPG International LLC New Term Loan	6.251%(3 Mo. LIBOR + 3.75%)		5/5/2024	36,271	36,576,896
Invitation Homes Operating Partnership LP Initial Term Loan	3.777%(1 Mo. LIBOR + 1.70%)		2/6/2022	45,346	44,552,445
LBM Borrower, LLC 1st Lien Tranche C Term Loan	5.945%(1 Mo. LIBOR + 3.75%)		8/20/2022	17,613	17,726,081
NCI Building Systems, Inc. Initial Term Loan	4.076%(1 Mo. LIBOR + 2.00%)		2/7/2025	4,857	4,860,883
Realogy Group LLC 2025 Extended Term Loan	4.317%(1 Mo. LIBOR + 2.25%)		2/8/2025	9,969	10,006,073
Summit Materials, LLC New Term Loan	4.076%(1 Mo. LIBOR + 2.00%)		11/21/2024	18,263	18,297,067
USIC Holdings, Inc. 1st Lien New Term Loan	5.326%(1 Mo. LIBOR + 3.25%)		12/8/2023	30,694	30,895,386
Total					194,685,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Information Technology 12.03%

AI Ladder Subco S.a r.l. Facility Term Loan B (Luxembourg)(a)	7.02%(6 Mo. LIBOR +4.50%)		7/9/2025		$14,539	$14,557,174
Altran Technologies Facility Term Loan B(b)	2.75%		3/20/2025	EUR	9,079	10,516,584
Altran Technologies Facility Term Loan B (France)(a)	4.575%(3 Mo. LIBOR + 2.75%)		3/20/2025		$9,715	9,719,510
BMC Software Finance, Inc. Initial Dollar Term Loan B2	5.326%(1 Mo. LIBOR + 3.25%)		9/10/2022		28,523	28,583,655
BMC Software Finance, Inc. Term Loan	—	(g)	9/11/2022		67,755	67,903,383
Conduent Inc. Term Loan B	4.576%(1 Mo. LIBOR +2.50%)		12/7/2023		33,793	33,927,052
Cypress Intermediate Holdings III, Inc. 1st Lien Initial Term Loan	5.08%(1 Mo. LIBOR + 3.00%)		4/29/2024		35,455	35,490,857
Cypress Intermediate Holdings III, Inc. 2nd Lien Initial Term Loan	8.826%(1 Mo. LIBOR + 6.75%)		4/28/2025		6,303	6,364,454
Dell International L.L.C. Refinancing Term Loan B	4.08%(1 Mo. LIBOR + 2.00%)		9/7/2023		71,861	71,920,330
Dell International LLC Replacement Term Loan A2	3.83%(1 Mo. LIBOR + 1.75%)		9/7/2021		142,173	142,251,678
DigiCert, Inc. 1st Lien Term Loan	6.826%(1 Mo. LIBOR + 4.75%)		10/31/2024		9,756	9,810,474
Dynatrace LLC 1st Lien Term Loan	5.316%(1 Mo. LIBOR + 3.25%)		8/22/2025		11,597	11,659,856
Dynatrace LLC 2nd Lien Term Loan	9.066%(1 Mo. LIBOR + 7.00%)		8/21/2026		965	973,844
EagleView Technology Corp. 1st Lien Term Loan	5.567%(1 Mo. LIBOR +3.50%)		8/14/2025		12,570	12,577,944
Epicor Software Corp. Bridge Term Loan B	5.33%(1 Mo. LIBOR + 3.25%)		6/1/2022		37,686	37,762,993
First Data Corp. 2024A New Dollar Term Loan	4.066%(1 Mo. LIBOR + 2.00%)		4/26/2024		72,450	72,426,862
Gopher Resource, LLC Initial Term Loan	5.326%(1 Mo. LIBOR + 3.25%)		3/6/2025		19,946	20,083,151
Hyland Software, Inc. 1st Lien Term Loan	5.326%(1 Mo. LIBOR + 3.25%)		7/1/2022		10,645	10,723,960
Hyland Software, Inc. 2nd Lien Initial Term Loan	9.076%(1 Mo. LIBOR + 7.00%)		7/7/2025		29,561	30,069,165
I-Logic Technologies Bidco Limited Initial Dollar Term Loan (United Kingdom)(a)	6.076%(1 Mo. LIBOR + 4.00%)		12/21/2024		24,908	24,830,427
Infor (US), Inc. Tranche B6 Term Loan	4.826%(1 Mo. LIBOR + 2.75%)		2/1/2022		50,257	50,355,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

Intralinks, Inc. 1st Lien Initial Term Loan	6.08%(1 Mo. LIBOR + 4.00%)		11/14/2024	$14,906	$14,999,312
ION Trading Technologies Sarl 1st Lien 2018 Initial Dollar Term Loan (Luxembourg)(a)	—	(g)	11/21/2024	57,112	56,942,272
KeyW Corp. (The) 1st Lien Initial Term Loan	6.571%(1 Mo. LIBOR + 4.50%)		5/8/2024	13,926	13,949,606
Kronos Inc. 1st Lien Incremental Term Loan	5.162% (3 Mo. LIBOR + 3.00%)- 5.343%		11/1/2023	24,028	24,121,034
Kronos Inc. 2nd Lien Initial Term Loan	10.593%(3 Mo. LIBOR + 8.25%)		11/1/2024	5,875	6,032,891
MA FinanceCo., LLC Tranche B3 Term Loan	4.576%(1 Mo. LIBOR + 2.75%)		6/21/2024	9,101	9,100,634
MacDonald, Dettwiler and Associates Ltd. Initial Term Loan B (Canada)(a)	4.83%(1 Mo. LIBOR + 2.75%)		10/4/2024	24,702	24,203,866
Marketo, Inc. Term Loan	5.593%(3 Mo. LIBOR + 3.25%)		2/7/2025	20,951	20,898,622
McAfee, LLC Closing Date Dollar Term Loan	6.573%(1 Mo. LIBOR + 4.50%)		9/30/2024	25,482	25,723,733
Microchip Technology Inc. Initial Term Loan	4.08%(1 Mo. LIBOR + 2.00%)		5/29/2025	40,083	40,074,783
Numericable U.S. LLC Dollar Term Loan B (France)(a)	5.751%(1 Mo. LIBOR + 3.688%)		1/31/2026	7,280	7,023,659
Omnitracs, Inc. Term Loan	5.086%(3 Mo. LIBOR + 2.75%)		3/21/2025	10,688	10,664,647
ON Semiconductor Corp. 2018 New Replacement Term Loan B3	3.826%(1 Mo. LIBOR +1.75%)		3/31/2023	18,888	18,940,349
Peak 10 Holding Corp. 1st Lien Initial Term Loan	5.834%(3 Mo. LIBOR + 3.50%)		8/1/2024	36,589	36,012,243
Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.593%(3 Mo. LIBOR + 7.25%)		8/1/2025	21,748	21,422,029
Project Angel Parent, LLC 1st Lien Initial Term Loan	6.076%(1 Mo. LIBOR + 4.00%)		5/30/2025	13,552	13,585,880	(f)
Rackspace Hosting, Inc. 1st Lien Term Loan B	5.181% (3 Mo. LIBOR + 3.00%)- 5.348%		11/3/2023	60,115	59,852,591
Renaissance Holding Corp. 1st Lien Initial Term Loan	5.584%(3 Mo. LIBOR + 3.25%)		5/30/2025	11,624	11,613,132
RP Crown Parent, LLC Initial Term Loan	4.826%(1 Mo. LIBOR + 2.75%)		10/12/2023	19,760	19,834,135
Seattle SpinCo, Inc. Initial Term Loan	4.576%(1 Mo. LIBOR + 2.75%)		6/21/2024	61,556	61,555,836
Severin Acquisition, LLC 1st Lien Initial Term Loan	5.332%(1 Mo. LIBOR + 3.25%)		8/1/2025	19,363	19,338,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

SolarWinds Holdings, Inc. 1st Lien 2018 Refinancing Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		2/5/2024	$56,100	$56,362,951
Sophia, L.P. Term Loan B	5.584%(3 Mo. LIBOR + 3.25%)		9/30/2022	53,974	54,169,738
Sound Inpatient Physicians 2nd Lien Initial Term Loan	8.826%(1 Mo. LIBOR + 6.75%)		6/26/2026	7,540	7,587,125
Sound Inpatient Physicians, Inc. 1st Lien Initial Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		6/27/2025	24,199	24,304,871
SS&C Technologies Holdings, Inc. Term Loan B3	4.326%(1 Mo. LIBOR + 2.25%)		4/16/2025	69,251	69,380,781
SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(a)	4.326%(1 Mo. LIBOR + 2..25%)		4/16/2025	26,920	26,970,153
SS&C Technologies Inc.Facility Term Loan B5	—	(g)	4/16/2025	20,290	20,321,754
SuperMoose Borrower, LLC 2nd Lien Initial Term Loan	—	(g)	8/31/2026	4,831	4,855,155	(f)
TierPoint, LLC 1st Lien Initial Term Loan	5.826%(1 Mo. LIBOR + 3.75%)		5/6/2024	8,529	8,461,329
TierPoint, LLC 2nd Lien Initial Term Loan	9.326%(1 Mo. LIBOR + 7.25%)		5/5/2025	6,324	6,250,230
TriTech Software Systems 1st Lien Term Loan B	—	(g)	8/29/2025	33,818	33,934,334
Verifone Systems, Inc. 1st Lien Initial Term Loan	6.322%(3 Mo. LIBOR + 4.00%)		8/20/2025	28,994	29,095,479
Vertafore, Inc. 1st Lien Initial Term Loan	5.326%(1 Mo. LIBOR + 3.25%)		7/2/2025	51,993	51,960,914
Vertafore, Inc. 2nd Lien Initial Term Loan	9.326%(1 Mo. LIBOR + 7.25%)		7/2/2026	30,976	31,188,960
VT Topco, Inc. 1st Lien Delayed Draw Term Loan	—	(g)	8/1/2025	2,899	2,910,383
VT Topco, Inc. 1st Lien Initial Term Loan	6.093%(3 Mo. LIBOR + 3.75%)		8/1/2025	11,594	11,641,531
West Corp. Incremental Term Loan B1	5.576%(1 Mo. LIBOR + 3.50%)		10/10/2024	9,710	9,633,776
West Corp. Initial Term Loan B	6.076%(1 Mo. LIBOR + 4.00%)		10/10/2024	57,841	57,705,181
Western Digital Corp. Dollar Term Loan B4	3.816%(3 Mo. LIBOR + 1.75%)		4/29/2023	32,818	32,874,122
Zotec Partners, LLC Term Loan	7.08%(1 Mo. LIBOR + 5.00%)		2/14/2024	28,976	29,084,422	(f)
Total					1,787,092,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Manufacturing 6.24%

ABG Intermediate Holdings 2 LLC 1st Lien Initial Term Loan	5.576%(1 Mo. LIBOR + 3.50%)		9/27/2024		$27,615	$27,701,504
ABG Intermediate Holdings 2 LLC 2nd Lien Initial Term Loan	—	(g)	9/29/2025		14,379	14,468,579
Airxcel, Inc. 1st Lien Initial Term Loan	6.576%(1 Mo. LIBOR + 4.50%)		4/28/2025		4,693	4,691,029
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(a)	6.842%(3 Mo. LIBOR + 4.50%)		8/29/2021		7,619	7,399,562
American Axle & Manufacturing, Inc. Tranche B Term Loan	4.32% (1 Mo. LIBOR + 2.25%)- 4.45%		4/6/2024		11,135	11,150,184
ARVOS BidCo S.à r.l. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(a)	6.842%(3 Mo. LIBOR + 4.50%)		8/29/2021		7,619	7,399,562
Associated Asphalt Partners, LLC Tranche B Term Loan	7.326%(1 Mo. LIBOR + 5.25%)		4/5/2024		23,548	23,489,004
Boyd Corp. Term Loan B	—	(g)	9/6/2025		38,653	38,810,124
Bright Bidco B.V. 2018 Refinancing Term Loan B (Netherlands)(a)	5.576% (3 Mo. LIBOR + 3.50%)- 5.834%		6/30/2024		55,469	55,041,384
CD&R Hydra Buyer, Inc. Initial Term Loan	6.326%(1 Mo. LIBOR +4.25%)		12/11/2024		24,154	24,053,399
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.067%(1 Mo. LIBOR + 3.00%)		11/23/2020		44,712	44,153,732
Crosby US Acquisition Corp. 2nd Lien Initial Loan	8.067%(1 Mo. LIBOR + 6.00%)		11/22/2021		4,863	4,811,331
Electrical Components International, Inc. 1st Lien 2018 Term Loan	—	(g)	6/26/2025		20,338	20,465,113	(f)
Energizer Holdings, Inc. Term Loan B	—	(g)	6/20/2025		27,558	27,764,685
EXC Holdings III Corp. 1st Lien Initial Dollar Term Loan	5.834%(3 Mo. LIBOR + 3.50%)		12/2/2024		22,004	22,244,793
EXC Holdings III Corp. 2nd Lien Initial Term Loan	9.967%(3 Mo. LIBOR + 7.50%)		12/1/2025		17,968	18,271,210
Financiere Storage Term Loan B(b)	—	(g)	8/8/2025	EUR	17,383	20,227,860
Forterra Finance, LLC Replacement Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		10/25/2023		$15,267	14,340,900
FPC Holdings, Inc. 1st Lien Term Loan B1	6.576%(1 Mo. LIBOR + 4.50%)		11/18/2022		30,907	31,267,065
FPC Holdings, Inc. 2nd Lien Term Loan B1	11.076%(1 Mo. LIBOR + 9.00%)		5/19/2023		8,738	8,708,902
Gardner Denver, Inc. Tranche B1 Dollar Term Loan	4.826%(1 Mo. LIBOR + 2.75%)		7/30/2024		29,572	29,703,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)

Gates Global LLC Initial Dollar Term Loan B2	5.084%(3 Mo. LIBOR + 2.75%)	4/1/2024	$13,161	$13,240,552
GYP Holdings III Corp. 1st Lien 2018 Incremental Term Loan	4.826%(1 Mo. LIBOR + 2.75%)	6/1/2025	43,003	42,707,322
Hampton Rubber Co. 1st Lien Term Loan	6.076%(1 Mo. LIBOR + 4.00%)	3/27/2021	15,419	15,149,403
Jason Inc. 1st Lien Initial Term Loan	6.834%(3 Mo. LIBOR + 4.50%)	6/30/2021	29,760	29,437,658
Jason Inc. 2nd Lien Initial Term Loan	10.334%(3 Mo. LIBOR + 8.00%)	6/30/2022	1,088	1,047,526
KBR, Inc. Term Loan B	5.815%(1 Mo. LIBOR + 3.75%)	4/25/2025	26,703	26,936,785
LTI Holdings, Inc. 1st Lien Initial Term Loan	6.826%(1 Mo. LIBOR + 4.75%)	5/16/2024	26,984	27,009,415
LTI Holdings, Inc. 2nd Lien Initial Term Loan	10.826%(1 Mo. LIBOR + 8.75%)	5/16/2025	12,572	12,575,960
Milacron LLC Term Loan B	4.576%(1 Mo. LIBOR + 2.50%)	9/28/2023	19,702	19,677,852
Pelican Products, Inc. 1st Lien Term Loan	5.581%(1 Mo. LIBOR + 3.50%)	5/1/2025	18,118	18,089,736
Pelican Products, Inc. 2nd Lien Term Loan	9.831%(1 Mo. LIBOR + 7.75%)	5/1/2026	1,163	1,175,357
Pisces Midco, Inc. Initial Term Loan	6.087%(3 Mo. LIBOR + 3.75%)	4/12/2025	23,322	23,438,610
Plaze, Inc. Term Loan	5.834% (3 Mo. LIBOR + 3.50%)- 5.841%	7/31/2022	17,000	17,105,885
Pro Mach Group, Inc. 1st Lien Initial Term Loan	5.071%(1 Mo. LIBOR +3.00%)	3/7/2025	24,123	24,009,528
ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.56% (3 Mo. LIBOR + 3.50%)- 5.84%	11/20/2023	9,601	9,585,656
RBS Global, Inc. Refinancing Term Loan	4.065%(1 Mo. LIBOR + 2.00%)	8/21/2024	16,343	16,414,341
Shape Technologies Group, Inc. Initial Term Loan	5.066% (1 Mo. LIBOR + 3.00%)- 5.499%	4/20/2025	11,632	11,639,270	(f)
SRS Distribution Inc. Initial Term Loan	5.441%(3 Mo. LIBOR + 3.25%)	5/23/2025	23,251	22,754,824
Unifrax I LLC Initial 2nd Lien Term Loan	9.834%(3 Mo. LIBOR +7.50%)	11/7/2025	7,804	7,908,027
Unifrax I LLC Initial Dollar Term Loan	5.834%(3 Mo. LIBOR + 3.50%)	4/4/2024	25,403	25,589,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)

Utex Industries, Inc. 1st Lien Initial Term Loan	6.076%(1 Mo. LIBOR + 4.00%)	5/21/2021	$40,976	$40,685,803
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.326%(1 Mo. LIBOR + 7.25%)	5/20/2022	22,775	22,483,252
Yak Access, LLC 1st Lien Initial Term Loan	7.067%(1 Mo. LIBOR +5.00%)	7/11/2025	33,880	32,863,600	(f)
Yak Access, LLC 2nd Lien Initial Term Loan	12.067%(1 Mo. LIBOR +10.00%)	7/10/2026	9,579	9,124,093	(f)
Total				926,812,680

Media/Telecommunications 10.35%

Altice Financing S.A. March 2017 Refinancing Term Loan (Luxembourg)(a)	4.814%(3 Mo. LIBOR + 2.75%)	7/15/2025	13,442	13,057,413
Altice France S.A. Incremental Term Loan	6.067%(3 Mo. LIBOR +4.00%)	8/14/2026	23,845	23,255,194
Altice US Finance I Corp. March 2017 Refinancing Term Loan	4.326%(1 Mo. LIBOR + 2.25%)	7/28/2025	34,042	34,056,598
CBS Radio Inc. Additional Term Loan B1	4.816%(1 Mo. LIBOR + 2.75%)	11/18/2024	11,414	11,336,251
CenturyLink, Inc. Initial Term Loan B	4.826%(1 Mo. LIBOR + 2.75%)	1/31/2025	139,142	137,698,154
Charter Communications Operating, LLC Term Loan B	4.08%(1 Mo. LIBOR + 2.00%)	4/30/2025	113,036	113,177,150
Cogeco Communications (USA) II LP Term Loan B	4.451%(1 Mo. LIBOR + 2.38/%)	1/3/2025	12,850	12,839,965
Cologix Holdings, Inc. 1st Lien Initial Term Loan (Canada)(a)	5.065%(1 Mo. LIBOR + 3.00%)	3/20/2024	10,526	10,532,937
Consolidated Communications, Inc. Initial Term Loan	5.08%(1 Mo. LIBOR + 3.00%)	10/5/2023	12,094	11,918,547
CSC Holdings, LLC January 2018 Incremental Term Loan	4.564%(1 Mo. LIBOR + 2.50%)	1/25/2026	24,292	24,355,884
CSC Holdings, LLC March 2017 Refinancing Term Loan	4.314%(1 Mo. LIBOR + 2.25%)	7/17/2025	69,001	68,866,160
Cyxtera DC Holdings, Inc. 1st Lien Initial Term Loan	5.09%(3 Mo. LIBOR + 3.00%)	5/1/2024	38,998	39,241,818
Cyxtera DC Holdings, Inc. 2nd Lien Initial Term Loan	9.34%(3 Mo. LIBOR + 7.25%)	5/1/2025	26,341	26,429,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Formula One Management Limited Facility Term Loan B3 (Luxembourg)(a)	4.576%(1 Mo. LIBOR +2.50%)		2/1/2024	$39,197	$38,962,293
Frontier Communications Corp. Initial Term Loan	4.83%(1 Mo. LIBOR + 2.75%)		3/31/2021	6,779	6,600,690
Frontier Communications Corp. Term Loan B1	5.83%(1 Mo. LIBOR + 3.75%)		6/15/2024	31,028	30,084,334
Getty Images, Inc. Initial Term Loan	5.576%(1 Mo. LIBOR + 3.50%)		10/18/2019	29,294	28,622,249
Hargray Communications Group, Inc. Initial Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		5/16/2024	16,489	16,557,826
iHeartCommunications, Inc. Tranche E Term Loan	9.576%(1 Mo. LIBOR + 7.50%)		7/30/2019	82,584	61,847,684
Intelsat Jackson Holdings S.A. Tranche B3 Term Loan (Luxembourg)(a)	5.815%(1 Mo. LIBOR + 3.75%)		11/27/2023	44,713	44,983,290
Intelsat Jackson Holdings S.A. Tranche B4 Term Loan (Luxembourg)(a)	6.565%(1 Mo. LIBOR + 4.50%)		1/2/2024	4,872	5,126,781
Iqvia Inc. Term B3 Dollar Term Loan	4.084%(3 Mo. LIBOR + 1.75%)		6/11/2025	19,361	19,357,999
Level 3 Financing, Inc. 2024 Tranche B Term Loan	4.317%(1 Mo. LIBOR + 2.25%)		2/22/2024	31,473	31,547,276
Lions Gate Capital Holdings LLC Term Loan B	4.315%(1 Mo. LIBOR + 2.25%)		3/24/2025	29,089	29,107,276
MediArena Acquisition B.V. 1st Lien Dollar Term Loan B (Netherlands)(a)	8.087%(3 Mo. LIBOR + 5.75%)		8/13/2021	16,655	16,705,017
MediArena Acquisition B.V. 2nd Lien Dollar Term Loan B (Netherlands)(a)	11.336%(3 Mo. LIBOR + 9.00%)		8/13/2022	24,911	25,035,555
Meredith Corp. Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		1/31/2025	13,765	13,820,037
Mission Broadcasting, Inc. Term Loan B2	4.582%(3 Mo. LIBOR + 2.50%)		1/17/2024	3,553	3,569,936
Nexstar Broadcasting, Inc. Term Loan B2	4.582%(3 Mo. LIBOR + 2.50%)		1/17/2024	26,109	26,233,614
Nielsen Finance LLC Term Loan B4	4.071%(1 Mo. LIBOR + 2.00%)		10/4/2023	12,613	12,569,313
Radiate Holdco, LLC Closing Date Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		2/1/2024	40,686	40,502,908
RB Media, Inc. Term Loan	—	(g)	8/9/2025	14,496	14,659,080	(f)
SBA Senior Finance II LLC Initial Term Loan	4.08%(1 Mo. LIBOR + 2.00%)		4/11/2025	9,889	9,870,272
Sinclair Television Group, Inc. Tranche B Term Loan	4.33%(1 Mo. LIBOR + 2.25%)		1/3/2024	23,502	23,537,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

SMG US Midco 2, Inc. 1st Lien Initial Term Loan	5.326%(1 Mo. LIBOR + 3.25%)	1/23/2025	$23,654	$23,737,452
SMG US Midco 2, Inc. 2nd Lien Initial Term Loan	9.076%(1 Mo. LIBOR + 7.00%)	1/23/2026	9,689	9,798,134
Sprint Communications, Inc. Initial Term Loan	4.625%(1 Mo. LIBOR + 2.50%)	2/2/2024	75,699	75,824,864
Syniverse Holdings, Inc. Tranche C Term Loan	7.067%(1 Mo. LIBOR + 5.00%)	3/9/2023	24,237	24,106,737
Telenet Financing USD LLC Facility Term Loan	4.313%(1 Mo. LIBOR + 2.25%)	8/15/2026	19,362	19,157,634
Telesat Canada Term Loan B4 (Canada)(a)	4.84%(3 Mo. LIBOR + 2.50%)	11/17/2023	19,532	19,593,153
Townsquare Media, Inc. Additional Term Loan B	5.076%(1 Mo. LIBOR + 3.00%)	4/1/2022	9,426	9,446,416
Tribune Media Co. Term Loan B	5.076%(1 Mo. LIBOR + 3.00%)	12/27/2020	11,277	11,310,385
Tribune Media Co. Term Loan C	5.076%(1 Mo. LIBOR + 3.00%)	1/26/2024	12,157	12,204,534
Uber Technologies, Inc. Term Loan	6.08%(1 Mo. LIBOR + 4.00%)	4/4/2025	32,450	32,708,626
UFC Holdings, LLC 1st Lien Term Loan	5.33%(1 Mo. LIBOR + 3.25%)	8/18/2023	33,960	34,142,157
UFC Holdings, LLC 2nd Lien Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	8/18/2024	16,891	17,130,261
Unitymedia Finance LLC Facility Term Loan E (Germany)(a)	4.063%(1 Mo. LIBOR + 2.00%)	6/1/2025	12,416	12,412,524
Unitymedia Hessen GmbH & Co. KG Facility B Term Loan	4.313%(1 Mo. LIBOR + 2.25%)	9/30/2025	49,735	49,700,932
Univision Communications Inc. 2017 1st Lien Replacement Repriced Term Loan	4.826%(1 Mo. LIBOR + 2.75%)	3/15/2024	55,827	53,719,977
UPC Financing Partnership Facility Term Loan	4.563%(1 Mo. LIBOR + 2.50%)	1/15/2026	39,455	39,381,232
Virgin Media Bristol LLC Facility Term Loan	4.563%(1 Mo. LIBOR + 2.50%)	1/15/2026	26,870	26,886,794
Windstream Services, LLC 2016 Tranche B6 Term Loan	6.06%(1 Mo. LIBOR + 4.00%)	3/29/2021	30,726	28,728,608
Ziggo Secured Finance Partnership Facility Term Loan E	4.563%(1 Mo. LIBOR + 2.50%)	4/15/2025	11,885	11,701,297
Total				1,537,758,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals 2.13%

Aleris International, Inc. Initial Term Loan	6.826%(1 Mo. LIBOR +4.75%)	2/27/2023	$49,376	$50,155,400
AMG Advanced Metallurgical Group N.V. Initial Term Loan (Netherlands)(a)	5.076%(1 Mo. LIBOR + 3.00%)	2/3/2025	11,863	11,888,120
Covia Holdings Corp. Initial Term Loan	6.05%(3 Mo. LIBOR + 3.75%)	6/1/2025	15,919	15,769,759
Dynacast International LLC 1st Lien Term Loan B2	5.584%(3 Mo. LIBOR + 3.25%)	1/28/2022	17,518	17,474,230
Dynacast International LLC 2nd Lien Initial Term Loan	10.834%(3 Mo. LIBOR + 8.50%)	1/30/2023	10,530	10,424,613	(f)
Graftech International Ltd. Initial Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	2/12/2025	77,265	77,844,488	(f)
Helix Acquisition Holdings, Inc. 1st Lien 2018 New Term Loan	5.834%(3 Mo. LIBOR + 3.50%)	9/30/2024	18,572	18,649,090
Helix Acquisition Holdings, Inc. 2nd Lien Initial Term Loan	10.334%(3 Mo. LIBOR + 8.00%)	9/29/2025	9,780	9,914,524
Murray Energy Corp. Superpriority Term Loan B2	9.326%(1 Mo. LIBOR + 7.25%)	10/17/2022	29,714	27,856,857
Oxbow Carbon LLC 1st Lien Tranche B Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	1/4/2023	9,328	9,409,490
Oxbow Carbon LLC 2nd Lien Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	1/4/2024	13,932	14,210,640	(f)
Phoenix Services International LLC Term Loan B	5.83%(1 Mo. LIBOR + 3.75%)	3/1/2025	14,236	14,325,297
TMS International Corp. Term Loan B2	4.826%(1 Mo. LIBOR + 2.75%)	8/14/2024	14,036	14,071,140	(f)
U.S. Silica Co. Term Loan	6.125%(1 Mo. LIBOR + 4.00%)	5/1/2025	23,946	23,954,601
Total				315,948,249

Retail 5.17%

84 Lumber Co. Term Loan B1	7.315%(1 Mo. LIBOR + 5.25%)	10/25/2023	20,247	20,449,823
99¢ Only Stores 1st Lien Tranche B2 Term Loan	7.313% (3 Mo. LIBOR + 5.00%)- 7.334%	1/13/2022	41,549	39,354,584
Academy, LTD. Initial Term Loan	6.082%(3 Mo. LIBOR + 4.00%)	7/1/2022	46,528	38,444,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Bass Pro Group, LLC Initial Term Loan	7.076%(1 Mo. LIBOR + 5.00%)		9/25/2024	$33,859	$34,239,885
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.067%(1 Mo. LIBOR + 3.00%)		2/3/2024	37,801	37,905,823
Burlington Coat Factory Warehouse Corp. Term Loan B5	4.57%(1 Mo. LIBOR + 2.50%)		11/17/2024	20,894	21,037,474
Calceus Acquisition, Inc. Term Loan B1	6.08%(1 M0. LIBOR + 4.00%)		1/31/2020	20,434	20,242,341
Capital Automotive L.P. 2nd Lien Initial Tranche B Term Loan	8.08%(1 Mo. LIBOR + 6.00%)		3/24/2025	18,882	19,330,220	(f)
Comfort Holding, LLC 1st Lien Initial Term Loan	6.826%(1 Mo. LIBOR + 4.75%)		2/5/2024	35,185	33,645,927
Comfort Holding, LLC 2nd Lien Initial Term Loan	12.076%(1 Mo. LIBOR +10.00%)		2/3/2025	8,800	8,301,593
CVS Holdings I, LP 1st Lien Initial Term Loan	5.08%(1 Mo. LIBOR + 3.00%)		2/6/2025	20,544	20,517,936
CVS Holdings I, LP 2nd Lien Initial Term Loan	8.83%(1 Mo. LIBOR + 6.75%)		2/6/2026	15,305	15,257,658
CWGS Group, LLC Term Loan	4.826% (1 Mo. LIBOR + 2.75%)- 4.83%		11/8/2023	2,525	2,495,528
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	—	(g)	6/27/2025	21,137	20,450,419	(f)
Dhanani Group Inc. Term Loan	5.827%(3 Mo. LIBOR +3.75%)		7/20/2025	29,037	28,891,815	(f)
EG Group Limited Additional Facility Term Loan (United Kingdom)(a)	6.334%(3 Mo. LIBOR +4.00%)		2/7/2025	39,103	39,200,755
Flynn Restaurant Group LP 1st Lien Initial Term Loan	5.581%(1 Mo. LIBOR + 3.50%)		6/27/2025	26,764	26,680,362
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.081%(1 Mo. LIBOR + 7.00%)		6/29/2026	6,291	6,275,272
Harbor Freight Tools USA, Inc. 2018 Initial Term Loan	4.576%(1 Mo. LIBOR + 2.50%)		8/18/2023	38,993	38,995,865
IRB Holding Corp. Term Loan B	5.321%(1 Mo. LIBOR + 3.25%)		2/5/2025	17,718	17,825,448
Isagenix International, LLC Senior Lien Term Loan	8.084%(3 Mo. LIBOR + 5.75%)		6/14/2025	23,753	23,911,314
J. Crew Group, Inc. Amended Term Loan	5.285% (2 Mo. LIBOR + 3.22%)- 5.554%		3/5/2021	48,779	44,037,147
Jo-Ann Stores, LLC Initial Term Loan	7.509%(3 Mo. LIBOR + 5.00%)		10/20/2023	24,494	24,570,112
Lands’ End, Inc. Initial Term Loan B	5.325%(1 Mo. LIBOR + 3.25%)		4/2/2021	48,239	46,815,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.327%(1 Mo. LIBOR + 3.25%)		3/20/2025	$25,637	$25,476,776
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	5.327%(1 Mo. LIBOR + 3.25%)		3/20/2025	4,113	4,087,771
Men’s Wearhouse, Inc. (The) Tranche B2 Term Loan	5.582%(1 Mo. LIBOR + 3.50%)		4/9/2025	25,626	25,834,218
Michaels Stores, Inc. 2018 New Replacement Term Loan B	4.564% (1 Mo. LIBOR + 2.50%)- 4.574%		1/30/2023	19,353	19,318,688
Neiman Marcus Group LTD LLC Other Term Loan	5.33%(1 Mo. LIBOR + 3.25%)		10/25/2020	64,710	60,261,327
PetSmart, Inc. Tranche B2 Term Loan	—	(g)	3/11/2022	4,831	4,174,781
Total					768,030,823

Service 8.54%

American Seafoods Group LLC 1st Lien Tranche B Term Loan	4.83%(1 Mo. LIBOR + 2.75%)		8/21/2023	15,610	15,571,150
Asurion, LLC Replacement Term Loan B6	5.076%(1 Mo. LIBOR +3.00%)		11/3/2023	38,619	38,781,119
Asurion, LLC Second Lien Replacement Term Loan B2	8.576%(1 Mo. LIBOR + 6.50%)		8/4/2025	90,336	93,121,059
Avolon TLB Borrower 1 (US) LLC Term Loan B3	4.077%(1 Mo. LIBOR +2.00%)		1/15/2025	91,280	91,319,703
AVSC Holding Corp. 1st Lien Initial Term Loan	5.423% (3 Mo. LIBOR +3.25%)- 5.59%		3/3/2025	11,155	11,069,415
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.592%(3 Mo. LIBOR +7.25%)		9/1/2025	9,498	9,408,956
BCP Renaissance Parent L.L.C. Initial Term Loan	5.842%(3 Mo. LIBOR + 3.50%)		10/31/2024	14,671	14,741,347
Belron Finance US LLC Initial Term Loan B	4.843%(3 Mo. LIBOR + 2.50%)		11/7/2024	12,541	12,603,685
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	6.584% (3 Mo. LIBOR + 4.25%)- 6.597%		6/21/2024	53,205	53,542,660
Ceridian HCM Holding Inc. Initial Term Loan	5.326%(1 Mo. LIBOR +3.25%)		4/30/2025	35,926	36,023,359
CIBT Global, Inc. Initial 1st Lien Term Loan	6.084%(1 Mo. LIBOR + 3.75%)		6/3/2024	13,787	13,838,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Deliver Buyer, Inc. Term Loan	7.076% (1 Mo. LIBOR + 5.00%)- 7.312%	5/1/2024	$27,475	$27,594,982
Edelman Financial Center, LLC 1st Lien Initial Term Loan	5.592%(3 Mo. LIBOR + 3.25%)	7/21/2025	34,162	34,418,215
Edelman Financial Center, LLC, (The) 2nd Lien Initial Term Loan	9.092%(3 Mo. LIBOR + 6.75%)	7/20/2026	20,334	20,867,767	(f)
EIG Investors Corp. 2018 Refinancing Term Loan	5.815% (3 Mo. LIBOR + 3.75%)- 6.061%	2/9/2023	18,063	18,168,869
Equian Buyer Corp. 2018 Incremental Term Loan	5.316%(1 Mo. LIBOR + 3.25%)	5/20/2024	15,814	15,848,330
First Data Corp. 2020 Term Loan A	3.816%(1 Mo. LIBOR + 1.75%)	6/2/2020	13,943	13,958,640
First Data Corp. 2022D New Dollar Term Loan	4.066%(1 Mo. LIBOR + 2.00%)	7/8/2022	70,136	70,184,425
GFL Environmental Inc. Delayed Draw Term Loan (Canada)(a)	2.75%	5/30/2025	3,466	3,453,934
GFL Environmental Inc. Effective Date Incremental Term Loan (Canada)(a)	5.084%(3 Mo. LIBOR + 2.75%)	5/30/2025	27,903	27,804,147
GW Honos Security Corp. Term Loan B (Canada)(a)	5.80%(3 Mo. LIBOR + 3.50%)	5/24/2024	12,501	12,574,085
Kasima, LLC Term Loan	4.58% (3 Mo. LIBOR + 2.50%)- 4.84%	5/17/2021	8,172	8,225,978
KUEHG Corp. 2nd Lien Tranche B Term Loan	10.584%(3 Mo. LIBOR + 8.25%)	8/22/2025	13,446	13,681,305
KUEHG Corp. Term Loan B2	6.084%(3 Mo. LIBOR + 3.75%)	8/12/2022	35,079	35,158,336
Laureate Education, Inc. Series 2024 Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	4/26/2024	37,654	37,798,000
Learning Care Group (US) No. 2 Inc. 1st Lien Initial Term Loan	5.316% (3 Mo. LIBOR + 3.25%)- 5.327%	3/13/2025	18,521	18,526,416
Misys Limited 1st Lien Dollar Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	6/13/2024	55,869	55,697,248
Monitronics International, Inc. Term Loan B2	7.834%(3 Mo. LIBOR + 5.50%)	9/30/2022	23,320	22,321,653
Navicure, Inc. 1st Lien Initial Term Loan	5.826%(1 Mo. LIBOR + 3.75%)	11/1/2024	19,652	19,725,941
Navicure, Inc. 2nd Lien Initial Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	10/31/2025	9,588	9,588,000	(f)
North American Lifting Holdings, Inc. 1st Lien Term Loan	6.834%(3 Mo. LIBOR + 4.50%)	11/27/2020	33,127	32,188,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.334%(3 Mo. LIBOR + 9.00%)	11/26/2021	$12,577	$10,732,331
NRC US Holding Co., LLC Initial Term Loan	7.326%(1 Mo. LIBOR + 5.25%)	6/11/2024	22,271	22,271,000	(f)
Pike Corp. 2018 Initial Term Loan	5.58%(1 Mo. LIBOR + 3.50%)	3/23/2025	13,394	13,511,167
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(a)	4.83%(1 Mo. LIBOR + 3.25%)	4/29/2024	31,316	31,112,413
PODS, LLC Tranche B4 Term Loan	4.821%(1 Mo. LIBOR + 2.75%)	12/6/2024	33,166	33,275,188
Pre-Paid Legal Services, Inc. 1st Lien Initial Term Loan	5.326%(1 Mo. LIBOR + 3.75%)	5/1/2025	11,407	11,461,539
Press Ganey Holdings, Inc. 1st Lien 2018 Replacement Term Loan	4.826%(1 Mo. LIBOR + 2.75%)	10/23/2023	39,409	39,544,545
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.576%(1 Mo. LIBOR + 6.50%)	10/21/2024	4,960	5,028,389	(f)
Prime Security Services Borrower, LLC 1st Lien 2016 Refinancing Term Loan B1	4.826%(1 Mo. LIBOR + 2.75%)	5/2/2022	27,944	28,050,957
Robertshaw US Holding Corp. 1st Lien Initial Term Loan	5.625%(1 Mo. LIBOR + 3.50%)	2/28/2025	31,287	31,072,431
Robertshaw US Holding Corp. 2nd Lien Initial Term Loan	10.125%(1 Mo. LIBOR + 8.00%)	2/28/2026	6,808	6,637,800
St. George’s University Scholastic Services LLC Delayed Draw Term Loan	1.75%	6/21/2025	4,593	4,650,842
St. George’s University Scholastic Services LLC Term Loan	5.58%(1 Mo. LIBOR + 3.50%)	6/21/2025	14,765	14,949,135
TKC Holdings, Inc. 1st Lien Initial Term Loan	5.83%(1 Mo. LIBOR + 4.25%)	2/1/2023	21,995	22,027,869
TKC Holdings, Inc. 2nd Lien Initial Term Loan	10.08%(1 Mo. LIBOR + 8.00%)	2/1/2024	10,054	10,065,713
Trugreen Limited Partnership 1st Lien Initial Incremental Term Loan	6.067%(1 Mo. LIBOR + 4.00%)	4/13/2023	8,325	8,382,053
Wash Multifamily Parent Inc. 1st Lien Initial Canadian Term Loan (Canada)(a)	5.326%(1 Mo. LIBOR + 3.25%)	5/16/2022	2,393	2,401,980
Wash Multifamily Parent Inc. 1st Lien Initial Dollar Term Loan	5.326%(1 Mo. LIBOR + 3.25%)	5/16/2022	14,032	14,084,215
Worldpay, LLC 2018 New Term Loan A5	3.563%(1 Mo. LIBOR + 1.50%)	1/16/2023	10,695	10,710,988
Worldpay, LLC 2018 New Term Loan B4	3.813%(1 Mo. LIBOR + 1.75%)	8/9/2024	43,796	43,862,586
Wrangler Buyer LLC Initial Term Loan	4.826%(1 Mo. LIBOR + 2.75%)	9/27/2024	17,496	17,610,088
Total				1,269,248,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation 3.74%

Arctic LNG Carries LTD. Term Loan (Marshall Islands)(a)	6.576%(1 Mo. LIBOR + 4.50%)		5/18/2023	$38,989	$39,195,877
Chassix, Inc. Initial Term Loan	7.81% (3 Mo. LIBOR + 5.50%)- 9.50%		11/15/2023	27,820	28,045,982
Commercial Barge Line Co. Initial Term Loan	10.826%(1 Mo. LIBOR + 8.75%)		11/12/2020	44,213	35,701,838
Daseke Co., Inc. Replacement Term Loan	7.076%(1 Mo. LIBOR + 5.00%)		2/27/2024	17,545	17,676,609
Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	8.076%(1 Mo. LIBOR + 6.00%)		6/15/2023	30,708	30,861,540	(f)
FCA US LLC Tranche B Term Loan	4.07%(1 Mo. LIBOR + 2.00%)		12/31/2018	17,948	18,000,660
Federal-Mogul Corp. 2014 Tranche C Term Loan	5.81% (1 Mo. LIBOR + 3.75%)- 5.83%		4/15/2021	34,067	34,206,845
Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	7.834%(3 Mo. LIBOR + 5.50%)		8/18/2022	55,331	55,780,586
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.834%(3 Mo. LIBOR + 8.50%)		8/18/2023	25,179	25,179,000
Hornblower Sub, LLC 1st Lien Term Loan	6.674%(2 Mo. LIBOR + 4.50%)		4/27/2025	25,422	25,517,619	(f)
International Seaways Operating Corp. Term Loan	8.08%(1 Mo. LIBOR + 6.00%)		6/22/2022	36,681	36,727,158
Kenan Advantage Group Holdings Corp. Initial Canadian Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		7/29/2022	1,963	1,957,314
Kenan Advantage Group Holdings Corp. Initial Dollar Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		7/29/2022	12,367	12,328,367
Lakeland Tours, LLC Initial Term Loan	6.341%(3 Mo. LIBOR + 4.00%)		12/16/2024	11,510	11,584,709
Navios Maritime Partners L.P Initial Term Loan (Marshall Islands)(a)	7.33%(3 Mo. LIBOR + 5.00%)		9/14/2020	32,594	32,702,795
Navistar Financial Corp. New Term Loan B	5.875%(1 Mo. LIBOR + 3.75%)		7/30/2025	29,016	29,124,810
Octavius Corp. New Tranche B Term Loan	5.583% (1 Mo. LIBOR + 3.50%)- 5.821%		11/8/2023	13,573	13,641,267	(f)
OSG Bulk Ships, Inc. Initial Term Loan	6.77%(3 Mo. LIBOR + 4.25%)		8/5/2019	38,245	37,910,291
Stena International S.A. Term Loan (Luxembourg)(a)	5.34%(3 Mo. LIBOR + 3.00%)		3/3/2021	13,439	13,018,952
Tenneco Inc. Term Loan	—	(g)	6/18/2025	33,813	33,876,399
XPO Logistics, Inc. Refinancing Term Loan	4.065%(1 Mo. LIBOR + 2.00%)		2/24/2025	22,385	22,466,753
Total					555,505,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility 3.20%

AES Corp. (The) 2018 Other Term Loan	4.067%(3 Mo. LIBOR + 1.75%)	5/31/2022	$19,466	$19,478,259
Brookfield WEC Holdings Inc. 2nd Lien Initial Term Loan	8.826%(1 Mo. LIBOR + 6.75%)	8/3/2026	7,737	7,875,608
Brookfield WEC Holdings Inc.1st Lien Initial Term Loan	5.826%(3 Mo. LIBOR + 3.75%)	8/1/2025	55,887	56,278,209
Calpine Construction Finance Co., L.P. Term Loan B	4.576%(1 Mo. LIBOR + 2.50%)	1/15/2025	24,572	24,633,540
Calpine Corp. 2015 Term Loan	4.84%(3 Mo. LIBOR + 2.50%)	1/15/2023	3,959	3,970,873
Calpine Corp. 2016 Term Loan	4.84%(3 Mo. LIBOR + 2.50%)	5/31/2023	15,326	15,368,574
Calpine Corp. Term Loan	4.84%(3 Mo. LIBOR + 2.50%)	1/15/2024	6,069	6,084,193
Cheniere Energy Partners, L.P. CCTP Term Loan	4.326%(1 Mo. LIBOR + 2.25%)	2/25/2020	1,880	1,880,203
Cheniere Energy Partners, L.P. SPLNG Term Loan	4.326%(1 Mo. LIBOR + 2.25%)	2/25/2020	14,048	14,048,167
Dayton Power And Light Co. (The) Term Loan	4.08%(1 Mo. LIBOR + 2.00%)	8/24/2022	11,739	11,768,297
Delek US Holdings, Inc. Initial Term Loan	4.576%(1 Mo. LIBOR + 2.50%)	3/31/2025	12,114	12,159,127
Exgen Renewables IV, LLC Term Loan	5.32%(3 Mo. LIBOR + 3.00%)	11/28/2024	23,617	23,735,281	(f)
Hanjin International Corp. Initial Term Loan	4.833%(3 Mo. LIBOR + 2.50%)	10/19/2020	20,977	21,003,221
Lightstone Holdco LLC Refinancing Term Loan B	5.826%(1 Mo. LIBOR + 3.75%)	1/30/2024	27,958	27,855,276
Lightstone Holdco LLC Refinancing Term Loan C	5.826%(1 Mo. LIBOR + 3.75%)	1/30/2024	1,502	1,496,087
NRG Energy, Inc. Term Loan	4.084%(3 Mo. LIBOR + 1.75%)	6/30/2023	9,671	9,675,049
PowerTeam Services, LLC 1st Lien Initial Term Loan	5.584%(3 Mo. LIBOR + 3.25%)	3/6/2025	34,735	34,510,226
PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.584%(3 Mo. LIBOR + 7.25%)	3/6/2026	12,484	12,484,000
Sandy Creek Energy Associates, L.P. Term Loan	6.334%(3 Mo. LIBOR + 4.00%)	11/9/2020	18,073	16,287,969
Southeast PowerGen, LLC Advance Term Loan B	5.58%(1 Mo. LIBOR + 3.50%)	12/2/2021	17,370	16,588,784
Star West Generation LLC Advance Term Loan B	6.83%(1 Mo. LIBOR + 4.75%)	3/13/2020	22,350	21,344,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)

Vistra Operations Co. LLC 2016 Incremental Term Loan	4.326%(1 Mo. LIBOR + 2.25%)	12/14/2023	$24,187	$24,218,230
Vistra Operations Co. LLC 2018 Incremental Term Loan	4.06% (1 Mo. LIBOR + 2.00%)- 4.075%	12/31/2025	29,069	29,042,549
Vistra Operations Co. LLC Initial Term Loan	4.076%(1 Mo. LIBOR + 2.00%)	8/4/2023	63,102	63,075,418
Total				474,861,482
Total Floating Rate Loans (cost $13,061,291,514)				13,082,654,521
Total Long-Term Investments (cost $14,336,538,946)				14,340,683,785

SHORT-TERM INVESTMENTS 7.24%

REPURCHASE AGREEMENTS

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $32,100,000 of U.S. Treasury Note at 1.375% due 5/31/2021; $168,995,000 of U.S. Treasury Note at 2.375% due 4/15/2021; $318,505,000 of U.S. Treasury Note at 2.625% due 6/15/2021; $125,000,000 of U.S. Treasury Note at 3.125% due 5/15/2021; value: $647,183,898; proceeds: $634,564,656			634,491	634,490,632
Repurchase Agreement dated 8/31/2018, 1.89% due 9/4/2018 with J.P. Morgan Chase & Co. collateralized by $110,370,000 of Federal Farm Credit at 2.875% due 7/17/2023; value: $110,922,233; proceeds: $108,712,825, collateralized by $55,065,000 of Federal Home Loan Bank at 3.10% due 6/29/2032; value: $53,167,307; proceeds: $52,790,084, collateralized by $107,495,000 of Freddie Mac at 4.125% due 10/11/2033; value: $109,545,512; proceeds: $106,553,372			268,000	268,000,000
Repurchase Agreement dated 8/31/2018, 1.93% due 9/4/2018 with Toronto Dominion Grand Cayman collateralized by $174,382,800 of U.S. Treasury Note at 2.875% due 5/31/2025; value: $176,392,827; proceeds: $173,037,099			173,000	173,000,000
Total Repurchase Agreements (cost $1,075,490,632)				1,075,490,632
Total Investments in Securities 103.75% (cost $15,412,029,578)				15,416,174,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investments	Fair Value
Less Unfunded Loan Commitments (0.39%) (cost $57,297,976)	$(57,554,940)
Net Investment 103.36% (cost $15,354,731,602)	15,358,619,477
Liabilities in Excess of Cash, Foreign Cash and Other Assets(h) (3.75%)	(499,531,876)
Net Assets 100.00%	$14,859,087,601

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone
ETF	Exchange Traded Fund.
Euribor	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
NIBOR	Nigerian Inter-bank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(d)	Level 3 Investment as described in Note 2(p) in the Notes to to Schedule of investments. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2018.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to to Schedule of investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	9/18/2018	14,168,000	$10,764,281	$10,859,473	$(95,192)
euro	Sell	Morgan Stanley	11/16/2018	18,000,000	20,554,967	21,009,670	(454,703)
Norwegian krone	Sell	Citibank	11/20/2018	87,000,000	10,348,456	10,405,167	(56,711)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(606,606)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2018	98	Long	$14,106,048	$14,133,437	$27,389

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2018	816	Short	$(92,346,826)	$(92,533,126)	$(186,300)
U.S. 10-Year Treasury Note	December 2018	1,570	Short	(188,372,729)	(188,817,031)	(444,302)
U.S. 2-Year Treasury Note	December 2018	673	Short	(142,170,059)	(142,244,860)	(74,801)
Total Unrealized Depreciation on Open Futures Contracts						$(705,403)

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$23,464,085	$—	$23,464,085
Common Stocks
Energy(3)	230,534	784,277	—	1,014,811
Other	21,295,936	—	—	21,295,936
Convertible Bonds	—	43,355,027	—	43,355,027
Corporate Bonds
Metals/Minerals	—	57,159,238	1,028	57,160,266
Other	—	965,884,847	—	965,884,847
Exchange-Traded Fund	145,854,292	—	—	145,854,292
Floating Rate Loans
Aerospace	—	596,347,132	7,062,510	603,409,642
Chemicals	—	206,224,427	11,350,862	217,575,289
Consumer Durables	—	121,302,662	26,705,109	148,007,771
Consumer Non-Durables	—	158,000,236	11,453,534	169,453,770
Diversified Media	—	23,331,772	—	23,331,772
Energy	—	376,952,798	48,412,804	425,365,602
Financial	—	901,621,128	186,585,892	1,088,207,020
Food & Drug	—	338,238,596	30,789,918	369,028,514
Food/Tobacco	—	171,909,920	9,767,775	181,677,695
Forest Products	—	101,350,475	79,302	101,429,777
Gaming/Leisure	—	964,856,960	43,369,033	1,008,225,993
Healthcare	—	822,957,493	94,041,131	916,998,624
Housing	—	194,685,521	—	194,685,521
Information Technology	—	1,739,567,014	47,525,457	1,787,092,471
Manufacturing	—	852,720,604	74,092,076	926,812,680
Media/Telecommunications	—	1,523,099,013	14,659,080	1,537,758,093
Metals/Minerals	—	199,397,368	116,550,881	315,948,249
Retail	—	699,358,369	68,672,454	768,030,823
Service	—	1,211,493,206	57,755,156	1,269,248,362
Transportation	—	485,484,945	70,020,426	555,505,371
Utility	—	451,126,201	23,735,281	474,861,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2018

Investment Type(2)	Level 1	Level 2	Level 3	Total
Short-Term Investments
Repurchase Agreements	$—	$1,075,490,632	$—	$1,075,490,632
Total	$167,380,762	$14,306,163,946	$942,629,709	$15,416,174,417
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(606,606)	—	(606,606)
Futures Contracts
Assets	27,389	—	—	27,389
Liabilities	(705,403)	—	—	(705,403)
Total	$(678,014)	$(606,606)	$—	$(1,284,620)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $326,999 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2017	$5,025,000	$1,028	$515,380,581
Accrued Discounts (Premiums)	—	—	979,040
Realized Gain (Loss)	—	—	2,103,074
Change in Unrealized Appreciation (Depreciation)	—	—	(103,415)
Net Purchases	—	—	723,143,449
Net Sales	—	—	(275,448,192)
Transfers into Level 3	—	—	97,475,581
Transfers out of Level 3	(5,025,000)	—	(120,901,437)
Balance as of August 31, 2018	$—	$1,028	$942,628,681
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$—	$—	$(103,415)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 97.87%

COMMON STOCKS 5.04%

Aerospace/Defense 0.17%

Aerovironment, Inc.*		131	$11,489,335

Banking 0.19%

SVB Financial Group*		21	6,639,290
TCF Financial Corp.		264	6,690,093
Total			13,329,383

Beverages 0.21%

Boston Beer Co., Inc. (The) Class A*		23	7,057,635
Fevertree Drinks plc (a)	GBP	152	7,328,837
Total			14,386,472

Building & Construction 0.10%

NV5 Global, Inc.*		78	6,877,961

Building Materials 0.22%

Lennox International, Inc.		34	7,509,811
Trex Co., Inc.*		88	7,452,245
Total			14,962,056

Chemicals 0.26%

Balchem Corp.		69	7,678,024
Ingevity Corp.*		105	10,577,969
Total			18,255,993

Discount Stores 0.10%

Amazon.com, Inc.*		4	7,096,816

Diversified Capital Goods 0.32%

Acuity Brands, Inc.		49	7,516,671
Badger Meter, Inc.		132	7,261,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Shares (000)		Fair Value
Diversified Capital Goods (continued)

Comfort Systems USA, Inc.		124	$7,095,214
Total			21,872,923

Electronics 0.21%

Control4 Corp.*		206	6,678,275
Roku, Inc.*		127	7,578,134
Total			14,256,409

Energy: Exploration & Production 0.18%

Chaparral Energy, Inc. Class A*		219	4,025,718
Chaparral Energy, Inc. Class B*		65	1,193,459
MEG Energy Corp.*(a)	CAD	1,068	6,740,762
Templar Energy LLC Class A Units		191	200,107
Total			12,160,046

Environmental 0.10%

Casella Waste Systems, Inc. Class A*		243	6,905,478

Food & Drug Retailers 0.00%

Fairway Group Holdings Corp.		20	197	(b)

Health Services 0.11%

Quidel Corp.*		96	7,344,346

Investments & Miscellaneous Financial Services 0.10%

Grand Canyon Education, Inc.*		57	6,834,347

Machinery 0.24%

Proto Labs, Inc.*		61	9,525,976
Watts Water Technologies, Inc. Class A		82	6,759,498
Total			16,285,474

Medical Products 0.23%

Align Technology, Inc.*		18	6,949,863
Glaukos Corp.*		135	9,228,856
Total			16,178,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Shares (000)		Fair Value
Oil Refining & Marketing 0.10%

HollyFrontier Corp.		92	$6,871,936

Personal & Household Products 0.12%

Remington Outdoor Co., Inc.*		128	1,219,088	(c)
Sonos, Inc.*		355	6,832,581
Total			8,051,669

Pharmaceuticals 0.20%

FibroGen, Inc.*		112	6,867,695
Loxo Oncology, Inc.*		42	7,032,103
Total			13,899,798

Rail 0.10%

Genesee & Wyoming, Inc. Class A*		81	7,151,961

Recreation & Travel 0.12%

Malibu Boats, Inc. Class A*		177	8,552,068

Restaurants 0.11%

Shake Shack, Inc. Class A*		121	7,332,766

Software/Services 0.67%

Aspen Technology, Inc.*		69	7,911,735
Cargurus, Inc.*		139	6,835,012
DocuSign, Inc.*		103	6,418,332
GrubHub, Inc.*		74	10,649,441
RingCentral, Inc. Class A*		78	7,246,139
Tyler Technologies, Inc.*		28	6,979,054
Total			46,039,713

Specialty Retail 0.43%

American Eagle Outfitters, Inc.		410	10,640,770
Brunello Cucinelli SpA(a)	EUR	113	4,994,617
Columbia Sportswear Co.		78	7,038,683
Five Below, Inc.*		59	6,925,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments			Shares (000)	Fair Value
Specialty Retail (continued)

Penson Technologies Class A Units			4,881	$48,812
Total				29,648,538

Theaters & Entertainment 0.29%

Manchester United plc Class A (United Kingdom)(d)			148	3,887,215
SeaWorld Entertainment, Inc.*			547	16,032,587
Total				19,919,802

Transportation: Infrastructure/Services 0.16%

Chassix Holdings, Inc.			160	4,388,890
Kirby Corp.*			78	6,810,011
Total				11,198,901

Total Common Stocks (cost $318,268,175)				346,903,107

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.78%

Electronics 0.10%

Advanced Micro Devices, Inc.	2.125%	9/1/2026	$2,139	6,837,091

Health Services 0.36%

Illumina, Inc.	0.50%	6/15/2021	4,772	7,038,137
Insulet Corp.	1.25%	9/15/2021	3,999	7,162,425
Molina Healthcare, Inc.	1.125%	1/15/2020	3,179	10,776,743
Total				24,977,305

Machinery 0.20%

Chart Industries, Inc.†	1.00%	11/15/2024	5,010	6,976,550
Greenbrier Cos., Inc. (The)	2.875%	2/1/2024	5,547	6,551,429
Total				13,527,979

Medical Products 0.16%

DexCom, Inc.	0.75%	5/15/2022	7,205	11,134,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals 0.21%

Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	6,922	$7,054,605
Sarepta Therapeutics, Inc.†	1.50%	11/15/2024		$3,521	7,114,621
Total					14,169,226

Software/Services 0.34%

Five9, Inc.†	0.125%	5/1/2023		6,428	8,294,164
HubSpot, Inc.	0.25%	6/1/2022		4,320	6,825,030
Twilio, Inc.†	0.25%	6/1/2023		6,202	8,032,272
Total					23,151,466

Specialty Retail 0.10%

Etsy, Inc.†	Zero Coupon	3/1/2023		4,713	6,887,003

Support: Services 0.21%

Chegg, Inc.†	0.25%	5/15/2023		5,378	7,117,063
Square, Inc.	0.375%	3/1/2022		2,005	7,732,493
Total					14,849,556

Telecommunications: Satellite 0.10%

Intelsat SA (Luxembourg)†(d)	4.50%	6/15/2025		4,554	6,788,306
Total Convertible Bonds (cost $106,829,078)					122,322,114

Floating Rate Loans(e) 6.79%

Advertising 0.10%

Southern Graphics Inc. 2nd Lien Initial Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	12/31/2023		6,950	6,989,094

Aerospace/Defense 0.01%

Doncasters US Finance LLC Term Loan B	5.834%(3 Mo. LIBOR + 3.50%)	4/9/2020		1,047	971,839

Auto Parts & Equipment 0.19%

Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	8.076%(1 Mo. LIBOR + 6.00%)	6/15/2023		6,629	6,662,145	(f)
FPC Holdings, Inc. 2nd Lien Term Loan B1	11.076%(1 Mo. LIBOR + 9.00%)	5/19/2023		6,708	6,685,662
Total					13,347,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.20%

Forterra Finance, LLC Replacement Term Loan	5.076%(1 Mo. LIBOR + 3.00%)		10/25/2023	$7,103	$6,671,707
Yak Access, LLC 2nd Lien Initial Term Loan	12.067%(1 Mo. LIBOR +10.00%)		7/10/2026	7,587	7,226,617	(f)
Total					13,898,324

Consumer/Commercial/Lease Financing 0.10%
Blackhawk Network Holdings, Inc. 2nd Lien Term Loan	9.188%(2 Mo. LIBOR + 7.00%)		6/15/2026	6,968	7,069,593

Department Stores 0.29%

Belk, Inc. 1st Lien Closing Date Term Loan	—	(g)	12/12/2022	7,871	6,913,336
Neiman Marcus Group LTD LLC Other Term Loan	5.33%(1 Mo. LIBOR + 3.25%)		10/25/2020	13,662	12,722,353
Total					19,635,689

Discount Stores 0.20%

99¢ Only Stores 1st Lien Tranche B2 Term Loan	7.313%(3 Mo. LIBOR + 5.00%)		1/13/2022	14,286	13,531,965

Diversified Capital Goods 0.60%

Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.067%(1 Mo. LIBOR + 3.00%)		11/23/2020	6,898	6,811,522
EXC Holdings III Corp. 2nd Lien Initial Term Loan	9.967%(3 Mo. LIBOR + 7.50%)		12/1/2025	6,456	6,564,945
Pelican Products, Inc. 2nd Lien Term Loan	9.831%(1 Mo. LIBOR + 7.75%)		5/1/2026	5,844	5,906,093
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	8.84%(1 Mo. LIBOR + 6.75%)		2/2/2026	9,510	9,494,166
Utex Industries, Inc. 1st Lien Initial Term Loan	6.076%(1 Mo. LIBOR + 4.00%)		5/21/2021	7,973	7,916,266
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.326%(1 Mo. LIBOR + 7.25%)		5/20/2022	4,752	4,691,127
Total					41,384,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.78%

Frontera Generation Holdings LLC Initial Term Loan	6.331%(1 Mo. LIBOR + 4.25%)	5/2/2025	$6,604	$6,635,996
Longview Power LLC Advance Term Loan B	8.35%(3 Mo. LIBOR + 6.00%)	4/13/2021	7,887	6,762,822
Moxie Patriot LLC Construction Advances Term Loan B1	8.084%(3 Mo. LIBOR + 5.75%)	12/19/2020	4,995	4,952,941
Moxie Patriot LLC Construction Advances Term Loan B2	8.084%(3 Mo. LIBOR + 5.75%)	12/19/2020	4,889	4,847,125
MRP Generation Holdings, LLC Term Loan	9.334%(3 Mo. LIBOR + 7.00%)	10/18/2022	6,904	6,766,401	(f)
Sandy Creek Energy Associates, L.P. Term Loan	6.334%(3 Mo. LIBOR + 4.00%)	11/9/2020	7,443	6,708,353
Southeast PowerGen, LLC Advance Term Loan B	5.58%(1 Mo. LIBOR + 3.50%)	12/2/2021	7,013	6,697,008
Star West Generation LLC Advance Term Loan B	6.83%(1 Mo. LIBOR + 4.75%)	3/13/2020	7,215	6,890,463
Temple Generation1, LLC 2nd Lien Advance Term Loan	10.067%(1 Mo. LIBOR + 8.00%)	2/7/2023	3,570	3,611,520
Total				53,872,629

Electronics 0.10%

Vectra Co. 2nd Lien Initial Term Loan	9.326%(1 Mo. LIBOR + 7.25%)	3/8/2026	6,739	6,760,059

Energy: Exploration & Production 0.05%

California Resources Corp. Initial Term Loan	6.816%(1 Mo. LIBOR + 4.75%)	12/31/2022	3,275	3,335,391

Food & Drug Retailers 0.00%

Fairway Group Acquisition Company Last Out Term Loan	10.00%	11/24/2023	1,334	146,766	(f)
Fairway Group Acquisition Company Subordinated Holdco Term Loan	11.00%	8/24/2023	1,179	129,721	(f)
Total				276,487

Gaming 0.27%

Cowlitz Tribal Gaming Authority Term Loan B	12.576%(1 Mo. LIBOR + 10.50%)	12/6/2021	17,431	18,694,613	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.30%

Genoa, a QoL Healthcare Co., LLC 2nd Lien Initial Term Loan	10.076%(1 Mo. LIBOR + 8.00%)	10/28/2024	$6,756	$6,840,450
Navicure, Inc. 2nd Lien Initial Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	10/31/2025	7,199	7,199,000	(f)
Sound Inpatient Physicians, Inc. 2nd Lien Initial Term Loan	8.826%(1 Mo. LIBOR + 6.75%)	6/26/2026	6,720	6,762,000
Total				20,801,450

Investments & Miscellaneous Financial Services 0.10%

Edelman Financial Center, LLC, (The) 2nd Lien Initial Term Loan	9.092%(3 Mo. LIBOR + 6.75%)	7/20/2026	6,717	6,893,321	(f)

Machinery 0.27%

North American Lifting Holdings, Inc. 1st Lien Term Loan	6.834%(3 Mo. LIBOR + 4.50%)	11/27/2020	10,031	9,747,052
North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.334%(3 Mo. LIBOR + 9.00%)	11/26/2021	10,011	8,542,687
Total				18,289,739

Media: Diversified 0.24%

Getty Images, Inc. Initial Term Loan	5.576%(1 Mo. LIBOR + 3.50%)	10/18/2019	10,256	10,020,980
UFC Holdings, LLC 2nd Lien Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	8/18/2024	6,525	6,617,427
Total				16,638,407

Medical Products 0.07%

MedPlast Holdings, Inc. 2nd Lien Initial Term Loan	10.087%(3 Mo. LIBOR +7.75%)	7/2/2026	4,986	5,079,527	(f)

Metals/Mining (Excluding Steel) 0.11%

Oxbow Carbon LLC 2nd Lien Term Loan	9.576%(1 Mo. LIBOR + 7.50%)	1/4/2024	7,122	7,264,440	(f)

Oil Field Equipment & Services 0.09%

Keane Group Holdings, LLC Initial Term Loan	5.875%(1 Mo. LIBOR + 3.75%)	5/25/2025	5,815	5,807,731	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.00%

Ranpak Corp. 2nd Lien Initial Term Loan	9.31%(1 Mo. LIBOR + 7.25%)		10/3/2022	$61	$61,278	(f)

Personal & Household Products 0.52%

Britax U.S. Holdings Inc. Initial Dollar Term Loan	5.834%(3 Mo. LIBOR + 3.50%)		10/15/2020	14,470	11,503,982	(f)
Energizer Holdings, Inc. Bridge Term Loan	—	(g)	5/18/2019	5,316	5,316,000
FGI Operating Company, LLC Exit Term Loan	12.314%(3 Mo. LIBOR + 10.00%)		5/15/2022	783	782,957	(f)
Gibson Brands, Inc. Term Loan	11.07%(1 Mo. LIBOR + 9.00%)- 11.08%		5/1/2019	4,356	4,410,107	(f)
Revlon Consumer Products Corp. Initial Term Loan B	—	(g)	9/7/2023	8,349	6,252,930
TGP Holdings III LLC 2nd Lien Initial Term Loan	10.834%(3 Mo. LIBOR + 8.50%)		9/25/2025	7,243	7,243,000
Total					35,508,976

Printing & Publishing 0.10%

J.D. Power 2nd Lien Initial Term Loan	10.576%(1 Mo. LIBOR + 8.50%)		9/7/2024	6,460	6,492,300

Recreation & Travel 0.05%

Bulldog Purchaser, Inc. 2nd Lien Delayed Draw Term Loan	—	(g)	9/4/2026	1,994	1,999,243	(f)
Bulldog Purchaser, Inc. 2nd Lien Initial Term Loan	—	(g)	9/4/2026	1,037	1,042,161	(f)
Total					3,041,404

Restaurants 0.33%

Del Frisco’s Restaurant Group, Inc. Initial Term Loan	—	(g)	6/27/2025	9,880	9,558,495	(f)
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.081%(1 Mo. LIBOR + 7.00%)		6/29/2026	6,747	6,730,132
Fogo de Chao. Inc. Term Loan	6.576%(1 Mo. LIBOR + 4.50%)		4/7/2025	6,623	6,664,394
Total					22,953,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.10%

Vertafore, Inc. 2nd Lien Term Loan	9.326%(1 Mo. LIBOR + 7.25%)		7/2/2026	$6,735	$6,781,303

Specialty Retail 0.57%

Academy, LTD. Initial Term Loan	—	(g)	7/1/2022	8,111	6,701,714
Boardriders, Inc. Initial Term Loan	8.576%(1 Mo. LIBOR + 6.50%)		4/23/2024	8,150	8,231,071
Calceus Acquisition, Inc. Term Loan B1	6.08%(1 M0. LIBOR + 4.00%)		1/31/2020	7,532	7,461,857
J. Crew Group, Inc. Amended Term Loan	5.285%(2 Mo. LIBOR + 3.22%)-5.554%		3/5/2021	18,833	17,001,632
Total					39,396,274

Support: Services 0.67%

AVSC Holding Corp. 2nd Lien Initial Term Loan	9.592%(3 Mo. LIBOR +7.25%)		9/1/2025	6,875	6,810,547
CIBT Global, Inc. 2nd Lien Initial Term Loan	10.084%(3 Mo. LIBOR + 7.75%)		6/1/2025	8,131	8,131,000	(f)
DG Investment Intermediate Holdings 2, Inc. 2nd Lien Initial Term Loan	9.084%(3 Mo. LIBOR + 6.75%)		2/2/2026	9,310	9,391,462
KUEHG Corp. 2nd Lien Tranche B Term Loan	10.584%(3 Mo. LIBOR + 8.25%)		8/22/2025	7,108	7,232,390
PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.584%(3 Mo. LIBOR + 7.25%)		3/6/2026	7,286	7,286,000
SMG US Midco 2, Inc. 2nd Lien Initial Term Loan	9.076%(1 Mo. LIBOR + 7.00%)		1/23/2026	7,232	7,313,190
Total					46,164,589

Technology Hardware & Equipment 0.02%

Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.593%(3 Mo. LIBOR + 7.25%)		8/1/2025	1,309	1,289,053

Telecommunications: Satellite 0.15%

Intelsat Jackson Holdings S.A. Tranche B5 Term Loan (Luxembourg)(d)	6.625%		1/2/2024	10,038	10,547,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 0.10%

Cyxtera DC Holdings, Inc. 2nd Lien Initial Term Loan	9.34%(3 Mo. LIBOR + 7.25%)	5/1/2025		$6,610	$6,632,044

Transportation: Infrastructure/Services 0.11%

Commercial Barge Line Co. Initial Term Loan	10.826%(1 Mo. LIBOR + 8.75%)	11/12/2020		8,907	7,192,092
Total Floating Rate Loans (cost $464,666,117)					466,601,987

FOREIGN BONDS(a) 1.46%

Canada 0.34%

Bausch Health Cos., Inc.†	4.50%	5/15/2023	EUR	20,731	23,543,134

France 0.12%

CMA CGM SA†	5.25%	1/15/2025	EUR	8,299	8,482,394

Italy 0.14%

Inter Media & Communication SpA†	4.875%	12/31/2022	EUR	8,337	9,713,055

Luxembourg 0.08%

Samsonite Finco Sarl†	3.50%	5/15/2026	EUR	4,574	5,249,302

Netherlands 0.45%

Darling Global Finance BV†	3.625%	5/15/2026	EUR	6,292	7,477,260
Dutch Lion BV PIK 12.00%†	11.25%	6/15/2020	EUR	7,685	8,663,962
Hema Bondco II BV†	8.50%	1/15/2023	EUR	13,088	14,365,836
Total					30,507,058

United Kingdom 0.33%

Mclaren Finance plc	5.00%	8/1/2022	GBP	9,894	12,535,904
Stonegate Pub Co. Financing plc†	4.875%	3/15/2022	GBP	7,941	10,218,999
Total					22,754,903
Total Foreign Bonds (cost $100,197,536)					100,249,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.53%

Argentina 0.49%

City of Buenos Aires†(d)	7.50%	6/1/2027		$8,021	$6,386,801
Province of Santa Fe†(d)	6.90%	11/1/2027		9,322	6,886,721
Provincia de la Rioja†(d)	9.75%	2/24/2025		8,060	6,649,581
Provincia de Mendoza†(d)	8.375%	5/19/2024		7,232	5,930,312
Provincia de Rio Negro†(d)	7.75%	12/7/2025		11,013	7,984,535
Total					33,837,950

Dominican Republic 0.04%

Dominican Republic†(a)	8.90%	2/15/2023	DOP	120,450	2,462,338
Total Foreign Government Obligations (cost $45,403,727)					36,300,288

HIGH YIELD CORPORATE BONDS 81.85%

Advertising 0.39%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		$19,467	20,002,343
Lamar Media Corp.	5.75%	2/1/2026		6,754	7,041,045
Total					27,043,388

Aerospace/Defense 1.16%

BBA US Holdings, Inc.†	5.375%	5/1/2026		6,546	6,578,730
Bombardier, Inc.(Canada)†(d)	7.50%	3/15/2025		50,269	52,154,087
Booz Allen Hamilton, Inc.†	5.125%	5/1/2025		6,922	6,818,170
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025		6,853	7,084,289
Triumph Group, Inc.	5.25%	6/1/2022		7,203	6,788,828
Total					79,424,104

Air Transportation 0.47%

Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025		4,930	4,966,572
Azul Investments LLP†	5.875%	10/26/2024		13,439	11,567,619
GMR Hyderabad International Airport Ltd. (India)†(d)	4.25%	10/27/2027		8,319	7,330,545
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023		8,680	8,756,176
Total					32,620,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.50%

Allison Transmission, Inc.†	5.00%		10/1/2024		$10,355	$10,225,563
Navistar International Corp.†	6.625%		11/1/2025		6,506	6,798,770
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%		6/1/2021		6,684	6,817,680
Wabash National Corp.†	5.50%		10/1/2025		10,977	10,455,592
Total						34,297,605

Automakers 0.65%

Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%		4/15/2022		9,907	10,105,140
General Motors Corp.(h)	7.20%		—	(i)	8,500	850	(b)
Tesla, Inc.†	5.30%		8/15/2025		39,806	34,581,463
Total						44,687,453

Banking 1.90%

Ally Financial, Inc.	8.00%		11/1/2031		23,527	28,879,392
Banco de Galicia y Buenos Aires SA (Argentina)†(d)	8.25	%#(j)	7/19/2026		6,105	5,738,761
Banco Votorantim SA (Brazil)†(d)	8.25	%#(j)	—	(i)	6,887	6,252,363
BankUnited, Inc.	4.875%		11/17/2025		12,909	13,222,849
CIT Group, Inc.	5.25%		3/7/2025		4,114	4,193,709
CIT Group, Inc.	6.00%		4/1/2036		2,695	2,587,200
CIT Group, Inc.	6.125%		3/9/2028		9,866	10,334,635
Macquarie Bank Ltd. (Australia)†(d)	6.125	%#(j)	—	(i)	7,417	6,814,369
Popular, Inc.	7.00%		7/1/2019		12,739	13,073,399
Royal Bank of Scotland Group plc (United Kingdom)(d)	7.50	%#(j)	—	(i)	12,646	12,992,374
Royal Bank of Scotland Group plc (United Kingdom)(d)	8.625	%#(j)	—	(i)	7,700	8,261,330
Texas Capital Bank NA	5.25%		1/31/2026		10,952	10,898,472
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%		1/30/2023		9,925	7,183,179
Washington Mutual Bank(k)	6.875%		6/15/2011		10,000	1,000	(b)
Total						130,433,032

Beverages 0.11%

Central American Bottling Corp. (Guatemala)†(d)	5.75%		1/31/2027		7,306	7,251,205
Coca-Cola Icecek AS (Turkey)†(d)	4.215%		9/19/2024		540	474,928
Total						7,726,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 1.94%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	$6,688	$6,274,147
AV Homes, Inc.	6.625%	5/15/2022	6,755	6,915,431
Century Communities, Inc.	5.875%	7/15/2025	10,584	9,948,960
Lennar Corp.	4.75%	11/29/2027	2,569	2,463,029
Lennar Corp.	4.50%	4/30/2024	7,271	7,155,027
Lennar Corp.	4.75%	5/30/2025	3,436	3,393,050
New Home Co., Inc. (The)	7.25%	4/1/2022	9,477	9,666,540
PulteGroup, Inc.	5.00%	1/15/2027	12,463	11,917,744
PulteGroup, Inc.	5.50%	3/1/2026	13,107	13,057,849
PulteGroup, Inc.	6.375%	5/15/2033	8,068	7,906,640
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	11,085	10,974,150
Toll Brothers Finance Corp.	4.35%	2/15/2028	6,168	5,674,560
Toll Brothers Finance Corp.	4.875%	3/15/2027	7,695	7,387,200
TRI Pointe Group, Inc.	5.25%	6/1/2027	14,632	13,333,410
William Lyon Homes, Inc.	5.875%	1/31/2025	11,343	10,790,029
William Lyon Homes, Inc.†	6.00%	9/1/2023	6,744	6,543,703
Total				133,401,469

Building Materials 1.04%

American Woodmark Corp.†	4.875%	3/15/2026	5,572	5,376,980
BMC East LLC†	5.50%	10/1/2024	6,851	6,679,725
Builders FirstSource, Inc.†	5.625%	9/1/2024	2,219	2,163,525
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(d)	5.25%	6/23/2024	9,108	9,073,845
Hillman Group, Inc. (The)†	6.375%	7/15/2022	13,899	13,273,545
Jeld-Wen, Inc.†	4.625%	12/15/2025	2,672	2,498,320
PGT Escrow Issuer, Inc.†	6.75%	8/1/2026	13,239	13,615,517
Pisces Midco, Inc.†	8.00%	4/15/2026	11,441	11,784,230
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	7,227	6,847,583
Total				71,313,270

Cable & Satellite Television 3.17%

Altice France SA (France)†(d)	8.125%	2/1/2027	7,528	7,659,740
Altice France SA (France)†(d)	7.375%	5/1/2026	35,121	34,638,086
Altice Luxembourg SA (Luxembourg)†(d)	7.625%	2/15/2025	14,585	13,535,463
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	7,010	6,703,313
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	33,893	33,977,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Cable & Satellite Television (continued)

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024		$34,427	$35,201,607
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027		26,066	25,968,253
CSC Holdings LLC†	10.875%	10/15/2025		22,447	26,178,814
DISH DBS Corp.	7.75%	7/1/2026		15,924	14,431,125
UPCB Finance IV Ltd.†	5.375%	1/15/2025		13,500	13,366,350
Ziggo BV (Netherlands)†(d)	5.50%	1/15/2027		7,038	6,646,546
Total					218,307,030

Chemicals 2.97%

Ashland LLC	6.875%	5/15/2043		15,374	16,104,265
Blue Cube Spinco LLC	10.00%	10/15/2025		16,816	19,548,600
CF Industries, Inc.	4.95%	6/1/2043		2,544	2,243,172
CF Industries, Inc.	5.15%	3/15/2034		19,757	18,695,061
Chemours Co. (The)	5.375%	5/15/2027		10,454	10,297,190
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023		6,571	7,030,970
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (Netherlands)†(d)	7.50%	5/1/2025		6,843	6,843,000
GCP Applied Technologies, Inc.†	5.50%	4/15/2026		6,832	6,703,900
Hexion, Inc.	6.625%	4/15/2020		6,900	6,546,375
Hexion, Inc./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020		3,938	3,347,300
Ingevity Corp.†	4.50%	2/1/2026		13,929	13,093,260
Koppers, Inc.†	6.00%	2/15/2025		5,873	5,917,048
Kraton Polymers LLC/Kraton Polymers Co.†(a)	5.25%	5/15/2026	EUR	5,844	7,029,491
Mexichem SAB de CV (Mexico)†(d)	5.875%	9/17/2044		$5,222	5,022,206
Mexichem SAB de CV (Mexico)†(d)	5.50%	1/15/2048		2,128	1,963,080
Momentive Performance Materials, Inc.(k)	10.00%	10/15/2020		3,105	311	(b)
OCI NV (Netherlands)†(d)	6.625%	4/15/2023		6,646	6,903,532
Olin Corp.	5.125%	9/15/2027		8,284	8,221,870
SPCM SA (France)†(d)	4.875%	9/15/2025		11,931	11,435,028
TPC Group, Inc.†	8.75%	12/15/2020		7,299	7,335,495
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(d)	4.25%	5/9/2020		10,093	9,439,004
Valvoline, Inc.	5.50%	7/15/2024		6,003	6,153,075
Versum Materials, Inc.†	5.50%	9/30/2024		9,718	9,960,950
Yingde Gases Investment Ltd. (Hong Kong)†(d)	6.25%	1/19/2023		14,875	14,283,078
Total					204,117,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 2.52%

ACE Cash Express, Inc.†	12.00%	12/15/2022	$11,712	$12,554,913
CURO Financial Technologies Corp. †	12.00%	3/1/2022	13,544	14,988,030
Enova International, Inc.†	8.50%	9/1/2024	13,517	14,125,265
Enova International, Inc.	9.75%	6/1/2021	5,471	5,758,228
Freedom Mortgage Corp.†	8.125%	11/15/2024	8,373	8,132,276
Freedom Mortgage Corp.†	8.25%	4/15/2025	6,197	6,018,836
Hunt Cos., Inc.†	6.25%	2/15/2026	7,556	7,083,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	11,070	10,419,637
Navient Corp.	5.875%	3/25/2021	4,307	4,421,351
Navient Corp.	6.125%	3/25/2024	28,259	28,188,352
Navient Corp.	6.625%	7/26/2021	4,354	4,544,488
Navient Corp.	6.75%	6/25/2025	28,757	28,757,000
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025	6,671	6,671,000
Quicken Loans, Inc.†	5.25%	1/15/2028	14,216	13,078,720
WeWork Cos., Inc.†	7.875%	5/1/2025	9,121	8,882,942
Total				173,624,788

Diversified Capital Goods 1.69%

Apex Tool Group LLC/BC Mountain Finance, Inc.†	9.00%	2/15/2023	6,908	6,752,570
BCD Acquisition, Inc.†	9.625%	9/15/2023	9,034	9,598,625
BWX Technologies, Inc.†	5.375%	7/15/2026	9,972	10,096,650
EnerSys†	5.00%	4/30/2023	7,157	7,255,409
Griffon Corp.	5.25%	3/1/2022	5,735	5,679,371
JB Poindexter & Co., Inc.†	7.125%	4/15/2026	9,888	10,271,160
KOC Holding AS (Turkey)†(d)	5.25%	3/15/2023	4,328	3,767,844
Mueller Water Products, Inc.†	5.50%	6/15/2026	13,325	13,424,937
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025	20,921	20,241,067
SPX FLOW, Inc.†	5.625%	8/15/2024	9,223	9,292,173
SPX FLOW, Inc.†	5.875%	8/15/2026	7,252	7,360,780
Titan International, Inc.	6.50%	11/30/2023	4,403	4,336,955
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	8,291	8,042,270
Total				116,119,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Distribution/Transportation 0.09%

Cemig Geracao e Transmissao SA (Brazil)†(d)	9.25%	12/5/2024		$6,418	$6,426,023

Electric: Generation 1.72%

Calpine Corp.	5.75%	1/15/2025		25,023	22,833,487
DPL, Inc.	7.25%	10/15/2021		6,507	7,068,229
Elwood Energy LLC	8.159%	7/5/2026		7,437	8,218,265
NextEra Energy Operating Partners LP†	4.50%	9/15/2027		6,730	6,418,738
NRG Yield Operating LLC	5.00%	9/15/2026		4,331	4,168,588
NRG Yield Operating LLC	5.375%	8/15/2024		2,121	2,142,210
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		8,211	9,062,634
Red Oak Power LLC	9.20%	11/30/2029		10,062	11,483,257
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(d)	6.875%	2/1/2025		9,121	6,430,396
Talen Energy Supply LLC	4.60%	12/15/2021		7,921	6,911,072
Terraform Global Operating LLC†	6.125%	3/1/2026		6,836	6,630,920
TerraForm Power Operating LLC†	5.00%	1/31/2028		7,432	6,986,080
Vistra Energy Corp.	7.625%	11/1/2024		8,891	9,602,280
Vistra Operations Co. LLC†	5.50%	9/1/2026		10,223	10,417,748
Total					118,373,904

Electric: Integrated 0.60%

Aegea Finance Sarl (Brazil)†(d)	5.75%	10/10/2024		10,075	9,407,531
AES Corp. (The)	4.50%	3/15/2023		8,515	8,546,931
AES Corp. (The)	5.125%	9/1/2027		6,817	6,902,213
NRG Energy, Inc.†	5.75%	1/15/2028		16,504	16,710,300
Total					41,566,975

Electronics 0.64%

Blitz F18-674 GmbH †(a)	6.00%	7/30/2026	EUR	5,782	6,757,329
Entegris, Inc.†	4.625%	2/10/2026		$7,121	6,898,469
Itron, Inc.†	5.00%	1/15/2026		10,175	9,724,247
Nokia OYJ (Finland)(d)	4.375%	6/12/2027		7,116	6,858,045
Sensata Technologies BV†	5.625%	11/1/2024		13,449	13,970,149
Total					44,208,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 7.14%

Afren plc (United Kingdom)†(d)(k)	6.625%	12/9/2020	$4,806	$16,917
Afren plc (United Kingdom)†(d)(k)	10.25%	4/8/2019	3,367	11,851
Afren plc (United Kingdom)†(d)(k)	11.50%	2/1/2016	4,294	15,114
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	15,981	15,761,261
Berry Petroleum Co. LLC†	7.00%	2/15/2026	13,315	13,810,318
Bruin E&P Partners LLC†	8.875%	8/1/2023	6,648	6,897,300
California Resources Corp.†	8.00%	12/15/2022	37,257	33,577,871
Callon Petroleum Co.	6.125%	10/1/2024	13,586	13,959,615
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	8,474	9,130,735
Centennial Resource Production LLC†	5.375%	1/15/2026	15,831	15,593,535
Chaparral Energy, Inc.†	8.75%	7/15/2023	11,607	11,577,982
Denbury Resources, Inc.	4.625%	7/15/2023	9,468	8,189,820
Denbury Resources, Inc.	5.50%	5/1/2022	16,453	14,931,097
Denbury Resources, Inc.†	9.00%	5/15/2021	6,758	7,298,640
Diamondback Energy, Inc.	4.75%	11/1/2024	19,941	20,140,410
Eclipse Resources Corp.	8.875%	7/15/2023	6,980	7,119,600
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	5,614	5,628,035
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	13,141	13,239,557
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	8,581	6,242,678
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	6,902	7,057,295
Frontera Energy Corp. (Canada)†(d)	9.70%	6/25/2023	7,950	8,297,812
Gulfport Energy Corp.	6.00%	10/15/2024	3,077	3,053,923
Gulfport Energy Corp.	6.375%	5/15/2025	3,955	3,935,225
Gulfport Energy Corp.	6.375%	1/15/2026	4,209	4,114,298
HighPoint Operating Corp.	7.00%	10/15/2022	7,112	7,147,560
HighPoint Operating Corp.	8.75%	6/15/2025	3,202	3,434,145
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	10,163	9,870,814
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	8,392	8,371,020
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(d)	6.375%	6/1/2028	10,038	10,440,524
Indigo Natural Resources LLC†	6.875%	2/15/2026	7,210	6,993,700
Jagged Peak Energy LLC†	5.875%	5/1/2026	14,579	14,396,762
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	18,004	14,133,140
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	8,499	8,541,495
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025	10,802	10,788,497
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	25,073	22,910,454
Murphy Oil Corp.	6.875%	8/15/2024	6,769	7,166,281
Newfield Exploration Co.	5.75%	1/30/2022	6,239	6,613,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	$7,256	$7,582,520
PDC Energy, Inc.	6.125%	9/15/2024	4,119	4,119,000
Range Resources Corp.	4.875%	5/15/2025	7,290	7,016,625
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	7,706	8,553,660
Sanchez Energy Corp.†	7.25%	2/15/2023	9,174	8,967,585
SM Energy Co.	5.625%	6/1/2025	6,452	6,419,740
SM Energy Co.	6.625%	1/15/2027	5,218	5,387,794
SM Energy Co.	6.75%	9/15/2026	6,818	7,099,243
Southwestern Energy Co.	7.50%	4/1/2026	6,639	6,987,548
Southwestern Energy Co.	7.75%	10/1/2027	5,491	5,834,188
SRC Energy, Inc.	6.25%	12/1/2025	12,231	11,925,225
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	22,778	20,044,640
WildHorse Resource Development Corp.†	6.875%	2/1/2025	9,683	9,804,037
WPX Energy, Inc.	5.25%	9/15/2024	11,997	12,146,962
WPX Energy, Inc.	5.75%	6/1/2026	8,510	8,616,375
Total				490,913,763

Environmental 0.29%

Hulk Finance Corp. (Canada)†(d)	7.00%	6/1/2026	10,224	9,840,600
Waste Pro USA, Inc.†	5.50%	2/15/2026	10,644	10,298,070
Total				20,138,670

Food & Drug Retailers 0.54%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	20,930	20,302,100
Fresh Market, Inc. (The)†	9.75%	5/1/2023	8,995	6,206,550
Ingles Markets, Inc.	5.75%	6/15/2023	10,562	10,667,620
Total				37,176,270

Food: Wholesale 1.58%

B&G Foods, Inc.	5.25%	4/1/2025	8,617	8,390,804
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7,753	6,560,976
Dole Food Co., Inc.†	7.25%	6/15/2025	6,673	6,572,905
FAGE International SA (Luxembourg)†(d)	5.625%	8/15/2026	8,303	7,306,640
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	6,909	6,675,821
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	6,905	6,637,431
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	6,361	6,273,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food: Wholesale (continued)

Kernel Holding SA (Ukraine)†(d)	8.75%	1/31/2022		$9,796	$9,967,430
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024		8,698	8,589,275
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026		10,418	10,053,370
MHP Lux SA (Luxembourg)†(d)	6.95%	4/3/2026		9,807	9,154,580
MHP SE (Ukraine)†(d)	7.75%	5/10/2024		5,995	6,032,265
Performance Food Group, Inc.†	5.50%	6/1/2024		6,640	6,565,300
Simmons Foods, Inc.†	7.75%	1/15/2024		3,806	3,929,695
Simmons Foods, Inc.†	5.75%	11/1/2024		7,199	5,759,200
Tonon Luxembourg SA (Luxembourg)†(d)(k)	10.50%	5/14/2024		4,699	234,958
Total					108,704,186

Forestry/Paper 0.96%

Boise Cascade Co.†	5.625%	9/1/2024		11,563	11,823,168
Eldorado Intl. Finance GmbH (Austria)†(d)	8.625%	6/16/2021		6,850	7,068,412
Louisiana-Pacific Corp.	4.875%	9/15/2024		14,123	14,052,385
Mercer International, Inc. (Canada)†(d)	5.50%	1/15/2026		9,824	9,602,960
Norbord, Inc. (Canada)†(d)	6.25%	4/15/2023		12,650	13,235,062
Rayonier AM Products, Inc.†	5.50%	6/1/2024		10,344	9,907,794
Total					65,689,781

Gaming 2.89%

Boyd Gaming Corp.	6.00%	8/15/2026		7,041	7,129,013
Buena Vista Gaming Authority†	13.00%	4/1/2023		9,348	9,675,180
Churchill Downs, Inc.†	4.75%	1/15/2028		14,457	13,679,936
Eldorado Resorts, Inc.	6.00%	4/1/2025		6,073	6,202,051
Enterprise Development Authority (The)†	12.00%	7/15/2024		10,890	10,631,362
Everi Payments, Inc.†	7.50%	12/15/2025		9,796	9,977,226
Gateway Casinos & Entertainment Ltd. (Canada)†(d)	8.25%	3/1/2024		6,800	7,225,000
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026		4,415	4,595,794
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		6,485	6,905,228
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		9,358	9,896,085
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024		6,675	6,891,938
MGM Resorts International	4.625%	9/1/2026		7,386	6,998,235
MGM Resorts International	6.00%	3/15/2023		21,713	22,595,633
Mohegan Gaming & Entertainment†(l)	7.875%	10/15/2024		10,090	9,396,312
Penn National Gaming, Inc.†	5.625%	1/15/2027		13,855	13,380,743
Scientific Games International, Inc.†(a)	3.375%	2/15/2026	EUR	8,570	9,555,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Gaming (continued)

Stars Group Holdings BV (Netherlands)†(d)	7.00%		7/15/2026		$6,677	$6,960,773
Station Casinos LLC†	5.00%		10/1/2025		6,918	6,701,813
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%		5/15/2025		6,952	6,508,810
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025		20,283	20,118,708
Wynn Macau Ltd. (Macau)†(d)	5.50%		10/1/2027		3,763	3,565,443
Total						198,590,645

Gas Distribution 2.49%

Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375%		9/15/2024		8,225	8,327,812
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		25,047	25,579,249
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025		18,628	19,862,105
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024		5,664	6,287,040
Cheniere Energy Partners LP	5.25%		10/1/2025		10,042	10,067,105
Delek Logistics Partners LP/Delek Logistics Finance Corp.	6.75%		5/15/2025		6,834	6,868,170
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%		8/1/2024		7,202	7,364,045
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021		3,064	3,253,365
LBC Tank Terminals Holding Netherlands BV (Belgium)†(d)	6.875%		5/15/2023		6,105	6,120,263
NGPL PipeCo LLC†	4.875%		8/15/2027		13,645	13,801,781
Plains All American Pipeline LP	6.125	%#(j)	—	(i)	6,972	6,832,560
Rockies Express Pipeline LLC†	6.875%		4/15/2040		19,973	23,268,545
Rockpoint Gas Storage Canada Ltd. (Canada)†(d)	7.00%		3/31/2023		9,566	9,685,575
Southern Star Central Corp.†	5.125%		7/15/2022		9,846	9,870,615
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023		8,738	8,497,705
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	5.875%		4/15/2026		5,242	5,379,603
Total						171,065,538

Health Facilities 4.43%

Acadia Healthcare Co., Inc.	5.625%		2/15/2023		7,684	7,876,100
Acadia Healthcare Co., Inc.	6.50%		3/1/2024		1,901	1,979,416
AHP Health Partners, Inc.†	9.75%		7/15/2026		7,053	7,423,283
CHS/Community Health Systems, Inc.	5.125%		8/1/2021		10,133	9,829,010
CHS/Community Health Systems, Inc.	8.00%		11/15/2019		17,912	17,508,980
HCA, Inc.	5.25%		4/15/2025		11,532	11,921,205
HCA, Inc.	5.25%		6/15/2026		53,119	54,845,367
HCA, Inc.	5.375%		2/1/2025		3,457	3,505,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

HCA, Inc.	5.50%	6/15/2047	$35,235	$35,411,175
HCA, Inc.	5.875%	3/15/2022	4,361	4,644,465
HCA, Inc.	5.875%	2/15/2026	3,143	3,256,934
HCA, Inc.	7.50%	12/15/2023	10,647	11,725,009
HCA, Inc.	7.69%	6/15/2025	3,765	4,207,388
HCA, Inc.	8.36%	4/15/2024	12,701	14,383,882
Rede D’or Finance Sarl (Luxembourg)†(d)	4.95%	1/17/2028	14,866	13,035,624
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	6,220	6,639,850
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	10,275	9,966,750
Tenet Healthcare Corp.	4.625%	7/15/2024	14,970	14,700,989
Tenet Healthcare Corp.	5.125%	5/1/2025	42,856	42,695,290
Tenet Healthcare Corp.	7.00%	8/1/2025	9,673	9,691,137
Tenet Healthcare Corp.	6.75%	6/15/2023	18,399	18,467,996
Universal Health Services, Inc.†	5.00%	6/1/2026	1,247	1,253,235
Total				304,968,241

Health Services 1.35%

Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	14,187	12,839,235
ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	2,815	2,167,550
DaVita, Inc.	5.00%	5/1/2025	10,705	10,196,512
Elanco Animal Health, Inc.†	4.90%	8/28/2028	6,759	6,823,536
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	6,830	6,488,500
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	3,766	4,001,789
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	6,742	6,792,565
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	6,279	6,514,463
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	9,240	9,574,950
Service Corp. International	4.625%	12/15/2027	10,628	10,229,450
Verscend Escrow Corp.†	9.75%	8/15/2026	10,095	10,369,584
West Street Merger Sub, Inc.†	6.375%	9/1/2025	6,950	6,845,750
Total				92,843,884

Hotels 0.85%

ESH Hospitality, Inc.†	5.25%	5/1/2025	10,075	9,785,344
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	7,611	7,420,725
Hilton Domestic Operating Co., Inc.†	5.125%	5/1/2026	13,784	13,870,150
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125%	12/1/2024	6,562	6,783,468
Marriott Ownership Resorts, Inc.†	6.50%	9/15/2026	10,269	10,500,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels (continued)

Wyndham Destinations, Inc.	4.50%	4/1/2027	$4,303	$4,132,171
Wyndham Destinations, Inc.	5.10%	10/1/2025	6,014	6,115,486
Total				58,607,396

Insurance Brokerage 0.22%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	6,763	7,033,520
HUB International Ltd.†	7.00%	5/1/2026	8,005	7,973,380
Total				15,006,900

Integrated Energy 0.19%

Rio Oil Finance Trust Series 2018-1 (Brazil)†(d)	8.20%	4/6/2028	13,067	13,361,138

Investments & Miscellaneous Financial Services 1.02%

BrightSphere Investment Group plc (United Kingdom)(d)	4.80%	7/27/2026	7,100	6,935,153
Curo Group Holdings Corp.†	8.25%	9/1/2025	13,210	13,110,925
MSCI, Inc.†	5.375%	5/15/2027	2,840	2,925,200
MSCI, Inc.†	5.75%	8/15/2025	16,254	17,066,700
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	13,261	13,841,169
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	15,708	16,218,510
Total				70,097,657

Life Insurance 0.15%

CNO Financial Group, Inc.	5.25%	5/30/2025	10,168	10,371,360

Machinery 0.43%

Manitowoc Co., Inc. (The)†	12.75%	8/15/2021	5,831	6,443,255
Tennant Co.	5.625%	5/1/2025	6,678	6,762,210
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(d)	7.75%	4/15/2026	9,491	8,171,276
Welbilt, Inc.	9.50%	2/15/2024	7,122	7,834,200
Total				29,210,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Managed Care 1.25%

Centene Corp.	4.75%	1/15/2025		$15,663	$15,780,473
Centene Corp.†	5.375%	6/1/2026		18,919	19,577,949
Centene Corp.	6.125%	2/15/2024		6,349	6,690,259
Molina Healthcare, Inc.†	4.875%	6/15/2025		16,875	16,748,437
WellCare Health Plans, Inc.	5.25%	4/1/2025		26,374	27,033,350
Total					85,830,468

Media: Content 3.01%

AMC Networks, Inc.	4.75%	8/1/2025		13,580	13,138,650
AMC Networks, Inc.	5.00%	4/1/2024		4,904	4,836,570
Belo Corp.	7.25%	9/15/2027		11,082	11,552,985
EW Scripps Co. (The)†	5.125%	5/15/2025		9,223	8,831,023
Gray Television, Inc.†	5.125%	10/15/2024		2,555	2,510,288
Gray Television, Inc.†	5.875%	7/15/2026		11,267	11,295,167
iHeartCommunications, Inc.(k)	9.00%	3/1/2021		16,790	12,508,550
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	30,266	34,578,783
Netflix, Inc.	4.375%	11/15/2026		$9,444	8,945,262
Netflix, Inc.†	4.875%	4/15/2028		1,004	952,545
Netflix, Inc.	5.875%	2/15/2025		29,410	30,439,350
Salem Media Group, Inc.†	6.75%	6/1/2024		10,739	9,611,405
Sirius XM Radio, Inc.†	5.00%	8/1/2027		24,224	23,527,318
Sirius XM Radio, Inc.†	5.375%	7/15/2026		13,553	13,553,000
Sirius XM Radio, Inc.†	6.00%	7/15/2024		7,306	7,609,930
Univision Communications, Inc.†	5.125%	5/15/2023		3,030	2,886,075
Univision Communications, Inc.†	5.125%	2/15/2025		4,041	3,717,720
WMG Acquisition Corp.†	5.00%	8/1/2023		6,372	6,348,105
Total					206,842,726

Medical Products 0.70%

Charles River Laboratories International, Inc.†	5.50%	4/1/2026		6,616	6,731,780
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025		6,599	6,450,522
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023		8,123	8,407,305
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		13,560	13,373,550
Teleflex, Inc.	4.625%	11/15/2027		4,187	4,003,819
Teleflex, Inc.	4.875%	6/1/2026		9,379	9,285,210
Total					48,252,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 4.32%

Alcoa Nederland Holding BV (Netherlands)†(d)	6.125%	5/15/2028	$8,423	$8,717,805
Alcoa Nederland Holding BV (Netherlands)†(d)	6.75%	9/30/2024	18,337	19,528,905
Baffinland Iron Mines Corp. (Canada)†(d)	8.75%	7/15/2026	10,034	10,008,915
Barminco Finance Pty Ltd. (Australia)†(d)	6.625%	5/15/2022	10,650	10,570,125
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	16,994	16,752,855
Coeur Mining, Inc.	5.875%	6/1/2024	7,525	7,214,594
Compass Minerals International, Inc.†	4.875%	7/15/2024	11,102	10,338,737
CONSOL Energy, Inc.†	11.00%	11/15/2025	14,244	16,238,160
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(d)	8.00%	12/11/2022	10,645	10,194,554
First Quantum Minerals Ltd. (Canada)†(d)	6.50%	3/1/2024	6,828	6,443,925
First Quantum Minerals Ltd. (Canada)†(d)	7.25%	4/1/2023	6,747	6,612,060
Freeport-McMoRan, Inc.	3.875%	3/15/2023	55,855	53,900,075
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	5,794	6,096,389
Imperial Metals Corp. (Canada)†(d)	7.00%	3/15/2019	8,089	6,996,985
Indika Energy Capital III Pte Ltd. (Singapore)†(d)	5.875%	11/9/2024	7,874	7,283,852
Mirabela Nickel Ltd. (Australia)(d)	1.00%	9/10/2044	51	5	(b)
Nexa Resources SA (Brazil)†(d)	5.375%	5/4/2027	7,000	6,676,320
Novelis Corp.†	5.875%	9/30/2026	9,509	9,283,637
Novelis Corp.†	6.25%	8/15/2024	7,351	7,461,265
Peabody Energy Corp.†	6.375%	3/31/2025	38,165	38,832,887
Peabody Energy Corp.	10.00%	3/15/2022	7,120	712	(b)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	12,979	13,368,370
Samarco Mineracao SA (Brazil)†(d)(k)	4.125%	11/1/2022	8,980	6,353,440
Taseko Mines Ltd. (Canada)†(d)	8.75%	6/15/2022	7,011	7,081,110
Warrior Met Coal, Inc.†	8.00%	11/1/2024	10,908	11,262,510
Total				297,218,192

Monoline Insurance 0.35%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	10,754	10,350,725
MGIC Investment Corp.	5.75%	8/15/2023	12,840	13,493,556
Total				23,844,281

Multi-Line Insurance 0.29%

Genworth Holdings, Inc.	4.90%	8/15/2023	22,428	20,241,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 3.32%

Apergy Corp.†	6.375%	5/1/2026	$9,782	$10,051,005
Bristow Group, Inc.†	8.75%	3/1/2023	9,949	9,526,167
Calfrac Holdings LP†	8.50%	6/15/2026	9,793	9,340,074
CSI Compressco LP/CSI Compressco Finance, Inc.	7.25%	8/15/2022	3,172	2,953,925
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	11,534	11,678,175
Ensco plc (United Kingdom)(d)	4.50%	10/1/2024	8,401	7,004,334
Ensco plc (United Kingdom)(d)	5.20%	3/15/2025	7,739	6,500,760
Ensco plc (United kingdom)(d)	5.75%	10/1/2044	5,584	4,083,300
Ensco plc (United Kingdom)(d)	7.75%	2/1/2026	5,362	5,140,818
Exterran Energy Solutions LP/EES Finance Corp.	8.125%	5/1/2025	14,668	15,438,070
Forum Energy Technologies, Inc.	6.25%	10/1/2021	13,344	13,410,720
Noble Holding International Ltd.†	7.875%	2/1/2026	18,959	19,504,071
Oceaneering International, Inc.	6.00%	2/1/2028	4,110	4,085,645
Oceaneering International, Inc.	4.65%	11/15/2024	4,898	4,663,482
Pioneer Energy Services Corp.	6.125%	3/15/2022	7,907	6,958,160
Precision Drilling Corp. (Canada)(d)	5.25%	11/15/2024	20,251	19,390,332
Precision Drilling Corp. (Canada)(d)	7.75%	12/15/2023	4,385	4,659,063
Rowan Cos., Inc.	4.75%	1/15/2024	15,145	13,100,425
Rowan Cos., Inc.	7.375%	6/15/2025	7,004	6,758,860
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	7,132	7,559,390
Transocean Pontus Ltd.†	6.125%	8/1/2025	4,081	4,172,823
Transocean Proteus Ltd.†	6.25%	12/1/2024	7,630	7,845,781
Transocean, Inc.†	7.50%	1/15/2026	20,465	20,899,881
Trinidad Drilling Ltd. (Canada)†(d)	6.625%	2/15/2025	7,040	7,004,800
Unit Corp.	6.625%	5/15/2021	6,737	6,762,264
Total				228,492,325

Oil Refining & Marketing 0.26%

Citgo Holding, Inc.†	10.75%	2/15/2020	15,084	16,177,590
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(d)	4.50%	10/18/2024	2,119	1,673,845
Total				17,851,435

Packaging 0.98%

BWAY Holding Co.†	7.25%	4/15/2025	13,843	13,531,532
Flex Acquisition Co., Inc.†	7.875%	7/15/2026	8,562	8,594,107
Pactiv LLC	7.95%	12/15/2025	9,754	10,631,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Sealed Air Corp.†	6.875%	7/15/2033	$11,668	$12,659,780
Silgan Holdings, Inc.	4.75%	3/15/2025	6,319	6,082,038
Trident Merger Sub, Inc.†	6.625%	11/1/2025	9,073	8,608,009
W/S Packaging Holdings, Inc.†	9.00%	4/15/2023	6,783	6,952,575
Total				67,059,901

Personal & Household Products 0.85%

Central Garden & Pet Co.	5.125%	2/1/2028	9,821	9,268,569
Energizer Gamma Acquisition, Inc.†	6.375%	7/15/2026	7,865	8,150,106
Gibson Brands, Inc.†(k)	8.875%	8/1/2018	10,533	9,216,375
High Ridge Brands Co.†	8.875%	3/15/2025	9,249	4,393,275
HLF Financing Sarl LLC/Herbalife International, Inc.†	7.25%	8/15/2026	10,227	10,383,984
Mattel, Inc.	5.45%	11/1/2041	8,271	6,699,510
Mattel, Inc.†	6.75%	12/31/2025	10,283	10,097,289
Total				58,209,108

Pharmaceuticals 1.96%

Bausch Health Cos, Inc.†	5.875%	5/15/2023	28,104	26,972,814
Bausch Health Cos., Inc.†	5.50%	3/1/2023	16,666	15,793,202
Bausch Health Cos., Inc.†	5.625%	12/1/2021	23,082	22,937,737
Bausch Health Cos., Inc.†	6.50%	3/15/2022	4,119	4,273,463
Bausch Health Cos., Inc.†	7.00%	3/15/2024	6,590	6,977,162
Bausch Health Cos., Inc.†	8.50%	1/31/2027	17,681	18,211,430
Horizon Pharma, Inc./Horizon Pharma USA, Inc.†	8.75%	11/1/2024	6,136	6,565,520
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	39,606	32,883,379
Total				134,614,707

Printing & Publishing 0.14%

Meredith Corp.†	6.875%	2/1/2026	9,692	9,837,380

Rail 0.30%

Rumo Luxembourg Sarl (Luxembourg)†(d)	5.875%	1/18/2025	10,491	9,517,173
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%	2/9/2024	10,873	10,897,355
Total				20,414,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Development & Management 0.33%

China Evergrande Group (China)(d)	8.75%	6/28/2025	$14,460	$12,908,283
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	1/17/2023	1,777	1,626,870
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	9/28/2023	4,686	4,246,116
Shimao Property Holdings Ltd. (Hong Kong)(d)	5.20%	1/30/2025	4,478	4,161,472
Total				22,942,741

Recreation & Travel 0.87%

24 Hour Fitness Worldwide, Inc.†	8.00%	6/1/2022	7,771	7,812,342
Boyne USA, Inc.†	7.25%	5/1/2025	9,061	9,649,965
Merlin Entertainments plc (United Kingdom)†(d)	5.75%	6/15/2026	7,625	7,777,500
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	15,848	17,294,130
Six Flags Entertainment Corp.†	4.875%	7/31/2024	6,820	6,717,700
Six Flags Entertainment Corp.†	5.50%	4/15/2027	4,150	4,129,250
Speedway Motorsports, Inc.	5.125%	2/1/2023	6,485	6,452,575
Total				59,833,462

Restaurants 1.33%

Arcos Dorados Holdings, Inc. (Uruguay)†(d)	5.875%	4/4/2027	6,727	6,428,321
CEC Entertainment, Inc.	8.00%	2/15/2022	15,654	14,871,300
IRB Holding Corp.†	6.75%	2/15/2026	14,478	13,862,685
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	9,463	9,037,165
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	19,685	19,685,000
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	7,501	7,238,465
Wendy’s International LLC	7.00%	12/15/2025	10,154	10,763,240
Yum! Brands, Inc.	5.35%	11/1/2043	11,208	9,722,940
Total				91,609,116

Software/Services 1.19%

Fair Isaac Corp.†	5.25%	5/15/2026	9,983	10,107,788
First Data Corp.†	5.75%	1/15/2024	17,491	17,906,411
Informatica LLC†	7.125%	7/15/2023	6,566	6,713,735
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	6,912	7,145,280
Match Group, Inc.†	5.00%	12/15/2027	16,216	16,013,300
Rackspace Hosting, Inc.†	8.625%	11/15/2024	7,103	7,009,773
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	6,000	6,615,000
VeriSign, Inc.	5.25%	4/1/2025	9,788	9,972,014
Total				81,483,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail 1.39%

Asbury Automotive Group, Inc.	6.00%	12/15/2024		$1,263	$1,272,473
Claire’s Stores, Inc.†(k)	9.00%	3/15/2019		12,906	8,356,635
Conn’s, Inc.	7.25%	7/15/2022		16,927	17,092,885
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021		6,975	6,783,187
Hot Topic, Inc.†	9.25%	6/15/2021		6,853	6,681,675
Levi Strauss & Co.(a)	3.375%	3/15/2027	EUR	5,500	6,635,819
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022		$4,187	4,323,077
Murphy Oil USA, Inc.	5.625%	5/1/2027		10,080	10,092,600
PetSmart, Inc.†	5.875%	6/1/2025		8,302	6,776,507
PVH Corp.(a)	3.125%	12/15/2027	EUR	5,748	6,656,879
Under Armour, Inc.	3.25%	6/15/2026		$15,049	13,483,707
Wolverine World Wide, Inc.†	5.00%	9/1/2026		7,613	7,365,577
Total					95,521,021

Steel Producers/Products 0.65%

AK Steel Corp.	7.00%	3/15/2027		6,847	6,521,767
Allegheny Technologies, Inc.	7.875%	8/15/2023		5,161	5,541,624
Commercial Metals Co.	5.375%	7/15/2027		7,971	7,432,957
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		5,326	5,885,230
Steel Dynamics, Inc.	4.125%	9/15/2025		5,697	5,454,878
Steel Dynamics, Inc.	5.00%	12/15/2026		7,875	7,855,312
Zekelman Industries, Inc.†	9.875%	6/15/2023		5,242	5,707,228
Total					44,398,996

Support: Services 5.04%

ADT Corp. (The)†	4.875%	7/15/2032		12,655	10,377,100
AECOM	5.125%	3/15/2027		13,472	13,269,920
Ahern Rentals, Inc.†	7.375%	5/15/2023		13,935	13,778,928
APX Group, Inc.	7.625%	9/1/2023		17,702	16,042,437
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		15,621	16,441,102
Brand Industrial Services, Inc.†	8.50%	7/15/2025		14,476	14,928,375
Brink’s Co. (The)†	4.625%	10/15/2027		7,856	7,365,000
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%	5/1/2025		7,558	7,198,995
Carlson Travel, Inc.†	6.75%	12/15/2023		5,450	5,490,875
Cloud Crane LLC†	10.125%	8/1/2024		9,091	9,909,190
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023		8,764	9,333,660
Garda World Security Corp. (Canada)†(d)	8.75%	5/15/2025		6,224	6,146,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)

GEO Group, Inc. (The)	6.00%	4/15/2026		$9,941	$9,642,770
H&E Equipment Services, Inc.	5.625%	9/1/2025		10,100	10,052,530
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		11,471	11,241,580
Laureate Education, Inc.†	8.25%	5/1/2025		9,290	10,044,812
Marble II Pte Ltd. (Singapore)†(d)	5.30%	6/20/2022		10,095	9,895,715
MasTec, Inc.	4.875%	3/15/2023		8,880	8,769,000
Mobile Mini, Inc.	5.875%	7/1/2024		8,651	8,802,393
Monitronics International, Inc.	9.125%	4/1/2020		9,381	6,941,940
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023		6,002	6,444,948
Promontoria Holding 264 BV†(a)	6.75%	8/15/2023	EUR	5,784	6,727,957
Ritchie Bros Auctioneers, Inc. (Canada)†(d)	5.375%	1/15/2025		$7,406	7,368,970
ServiceMaster Co. LLC (The)†	5.125%	11/15/2024		7,023	6,917,655
Sotheby’s†	4.875%	12/15/2025		7,164	6,876,007
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025		7,651	7,459,725
TopBuild Corp.†	5.625%	5/1/2026		9,453	9,382,103
United Rentals North America, Inc.	4.625%	10/15/2025		13,976	13,696,480
United Rentals North America, Inc.	4.875%	1/15/2028		26,343	25,174,029
United Rentals North America, Inc.	5.50%	5/15/2027		8,648	8,648,000
Weight Watchers International, Inc.†	8.625%	12/1/2025		13,995	15,184,575
Williams Scotsman International, Inc.†	6.875%	8/15/2023		6,498	6,457,388
Williams Scotsman International, Inc.†	7.875%	12/15/2022		10,768	11,117,960
York Risk Services Holding Corp.†	8.50%	10/1/2022		10,840	9,756,000
Total					346,884,319

Technology Hardware & Equipment 1.07%

Banff Merger Sub, Inc.†(a)	8.375%	9/1/2026	EUR	4,838	5,545,624
Banff Merger Sub, Inc.†	9.75%	9/1/2026		$11,141	11,196,705
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024		8,825	9,222,125
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		26,451	28,063,905
Dell International LLC/EMC Corp.†	7.125%	6/15/2024		6,569	7,023,915
Western Digital Corp.	4.75%	2/15/2026		12,953	12,723,797
Total					73,776,071

Telecommunications: Satellite 0.77%

Inmarsat Finance plc (United Kingdom)†(d)	6.50%	10/1/2024		6,538	6,734,140
Intelsat Connect Finance SA (Luxembourg)†(d)	9.50%	2/15/2023		15,752	15,719,708
Intelsat Jackson Holdings SA (Luxembourg)(d)	5.50%	8/1/2023		33,573	30,709,223
Total					53,163,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless 0.91%

Qorvo, Inc.†	5.50%	7/15/2026		$17,192	$17,320,940
T-Mobile USA, Inc.	6.50%	1/15/2026		42,922	45,484,014
Total					62,804,954

Telecommunications: Wireline Integrated & Services 2.97%

CenturyLink, Inc.	5.625%	4/1/2025		17,237	16,892,260
CenturyLink, Inc.	6.75%	12/1/2023		7,024	7,340,080
CenturyLink, Inc.	7.50%	4/1/2024		32,534	34,892,715
Cogent Communications Group, Inc.†	5.375%	3/1/2022		12,907	13,197,408
DKT Finance ApS (Denmark)†(d)	9.375%	6/17/2023		13,077	13,861,620
Equinix, Inc.(a)	2.875%	2/1/2026	EUR	19,116	21,822,224
Frontier Communications Corp.	6.875%	1/15/2025		$18,822	11,104,980
Frontier Communications Corp.	7.625%	4/15/2024		8,584	5,450,840
Frontier Communications Corp.	11.00%	9/15/2025		7,232	5,568,640
GCI LLC	6.875%	4/15/2025		17,246	17,914,282
InterXion Holding NV†(a)	4.75%	6/15/2025	EUR	5,706	6,914,662
Telecom Italia Capital SA (Luxembourg)(d)	6.375%	11/15/2033		$12,021	12,261,420
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		19,969	18,914,437
Wind Tre SpA (Italy)†(d)	5.00%	1/20/2026		11,843	10,654,733
WTT Investment Ltd. (Hong Kong)†(d)	5.50%	11/21/2022		7,281	7,309,701
Total					204,100,002

Theaters & Entertainment 0.20%

AMC Entertainment Holdings, Inc.	5.875%	11/15/2026		4,722	4,615,755
AMC Entertainment Holdings, Inc.	6.125%	5/15/2027		2,253	2,219,205
Live Nation Entertainment, Inc.†	5.625%	3/15/2026		6,779	6,829,843
Total					13,664,803

Tobacco 0.10%

Alliance One International, Inc.	9.875%	7/15/2021		7,185	6,906,581

Transportation: Infrastructure/Services 0.88%

Autopistas del Sol SA (Costa Rica)†(d)	7.375%	12/30/2030		12,200	12,504,954
Delhi International Airport Ltd. (India)†(d)	6.125%	10/31/2026		7,016	7,099,490
Dynagas LNG Partners LP (Greece)(d)	6.25%	10/30/2019		7,254	7,290,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services (continued)

Eletson Holdings, Inc. (Greece)(d)	9.625	%#(j)	1/15/2022	$13,414	$8,518,142
Golar LNG Partners LP (United Kingdom)†(d)	8.564%(3 Mo. LIBOR + 6.25%)	#	5/18/2021	7,000	7,070,000
Great Lakes Dredge & Dock Corp.	8.00%		5/15/2022	6,767	6,970,010
JSL Europe SA (Luxembourg)†(d)	7.75%		7/26/2024	7,604	6,758,131
Navios South American Logistics, Inc. (Uruguay)†(d)	7.25%		5/1/2022	4,587	4,369,118
Total					60,580,115

Trucking & Delivery 0.33%

Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023	8,325	8,585,156
XPO CNW, Inc.	6.70%		5/1/2034	13,989	14,058,945
Total					22,644,101
Total High Yield Corporate Bonds (cost $5,685,450,524)					5,629,458,928

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.40%

Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(m)	10/15/2034	14,954	14,777,347
Caesars Palace Las Vegas Trust 2017-VICI F†	4.499	%#(m)	10/15/2034	13,397	12,924,237
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51	%#(m)	7/15/2056	2,000	105,000
Total Non-Agency Commercial Mortgage-Backed Securities (cost $28,412,440)					27,806,584

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.02%

Energy: Exploration & Production

Templar Energy LLC (cost $1,866,653)	Zero Coupon			187	1,218,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc.* (cost $754,851)	$35.05	5/15/2022	129	$1,294	(c)
Total Long-Term Investments (cost $6,751,849,101)				6,730,862,154

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.30%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $20,895,000 of U.S. Treasury Note at 2.375% due 4/15/2021; value: $20,907,934; proceeds: $20,500,014 (cost $20,497,623)			$20,498	20,497,623
Total Investments in Securities 98.17% (cost $6,772,346,724)				6,751,359,777
Less Unfunded Commitment (.08%) (cost $5,316,000)				(5,316,000)
Net Investment 98.09% (cost $6,767,030,724)				6,746,043,777
Cash and Other Assets in Excess Liabilities(n) 1.91%				131,407,591
Net Assets 100.00%				$6,877,451,368

CAD	Canadian dollar.
DOP	Dominican peso
EUR	euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(p) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

(c)	Level 3 Investment as described in Note 2(p) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2018.
(f)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Stub Rights issued in connection with a plan of reorganization.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(k)	Defaulted (non-income producing security).
(l)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2018 (See Note 2(k)).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on swaps, forward foreign currency exchange contracts, futures contracts and reverse repurchase agreements as follows:

Centrally Cleared Credit Default Swaps - Buy Protection at August 31, 2018(1):

Referenced Issuer	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Republc of Brazil(4)(5)	Credit Suisse	1.00%	6/20/2023	$111,100,000	$(101,774,969)	$8,174,944	$1,150,087
Replublic of Argentina(4)(5)	Credit Suisse	5.00%	6/20/2023	49,951,000	(45,056,270)	1,108,839	3,785,891
Total							$4,935,978

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at August 31, 2018(1):

Referenced Index*	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.30(4)(6)	Credit Suisse	5.00%	6/20/2023	$171,906,000	$183,715,258	$10,811,637	$997,621

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $5,933,599. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Ba2.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield issuers.

Credit Default Swaps - Sell Protection at August 31, 2018(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Tesla	J.P. Morgan	1.00%	6/20/2020	$7,938,000	$7,472,444	$606,922	$141,366	$(465,556)
Tesla	Goldman Sachs	1.00%	6/20/2020	2,476,000	2,330,785	184,091	38,876	(145,215)
								$(610,771)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $180,242. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments paid.

Open Forward Foreign Currency Exchange Contracts at August 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	J.P. Morgan	9/18/2018	1,039,000	$782,042	$796,372	$14,330
Japanese yen	Buy	State Street Bank and Trust	10/26/2018	748,159,000	6,735,445	6,758,036	22,591
British pound	Sell	J.P. Morgan	10/19/2018	23,500,000	31,064,279	30,522,904	541,375
Canadian dollar	Sell	J.P. Morgan	9/18/2018	1,769,000	1,357,398	1,355,901	1,497
euro	Sell	J.P. Morgan	9/24/2018	292,000	347,439	339,413	8,026
euro	Sell	Morgan Stanley	9/24/2018	3,868,000	4,604,143	4,496,059	108,084
euro	Sell	State Street Bank and Trust	9/24/2018	2,354,000	2,778,956	2,736,226	42,730
euro	Sell	State Street Bank and Trust	9/24/2018	3,474,000	4,111,887	4,038,084	73,803
euro	Sell	State Street Bank and Trust	9/24/2018	1,142,000	1,345,848	1,327,430	18,418
euro	Sell	State Street Bank and Trust	9/24/2018	5,103,000	6,059,111	5,931,590	127,521
euro	Sell	State Street Bank and Trust	9/24/2018	2,263,000	2,692,061	2,630,450	61,611
euro	Sell	State Street Bank and Trust	9/24/2018	5,102,000	6,074,621	5,930,427	144,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	9/24/2018	651,000	$760,632	$756,705	$3,927
euro	Sell	State Street Bank and Trust	9/24/2018	1,507,000	1,763,370	1,751,696	11,674
euro	Sell	State Street Bank and Trust	9/24/2018	5,790,000	6,808,709	6,730,140	78,569
euro	Sell	State Street Bank and Trust	9/24/2018	5,750,000	6,730,669	6,683,645	47,024
euro	Sell	Toronto Dominion Bank	9/24/2018	6,279,000	7,383,633	7,298,540	85,093
euro	Sell	Toronto Dominion Bank	9/24/2018	2,848,000	3,358,963	3,310,438	48,525
euro	Sell	Toronto Dominion Bank	9/24/2018	1,162,000	1,362,760	1,350,678	12,082
Japanese yen	Sell	State Street Bank and Trust	10/26/2018	745,000,000	6,751,064	6,729,501	21,563
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,472,637

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Citibank	9/18/2018	1,764,000	$1,366,890	$1,352,069	$(14,821)
Canadian dollar	Sell	Barclays Bank plc	9/18/2018	220,000	167,636	168,625	(989)
Canadian dollar	Sell	Toronto Dominion Bank	9/18/2018	9,817,000	7,458,565	7,524,523	(65,958)
euro	Sell	State Street Bank and Trust	9/24/2018	5,250,000	6,088,529	6,102,458	(13,929)
euro	Sell	J.P. Morgan	11/16/2018	4,800,000	5,507,276	5,602,579	(95,303)
euro	Sell	Morgan Stanley	11/16/2018	111,000,000	126,755,629	129,559,629	(2,804,000)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,995,000)

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2018	3,536	Long	$747,206,905	$747,366,753	$159,848
U.S. 5-Year Treasury Note	December 2018	415	Long	46,970,310	47,060,352	90,042
U.S. 10-Year Treasury Note	December 2018	854	Long	102,521,564	102,706,844	185,280
Total Unrealized Appreciation on Open Futures Contracts						$435,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	December 2018	33	Short	EUR	(5,068,058)	EUR	(5,041,288)	$(2,749)
Euro-Bund	December 2018	334	Short	EUR	(62,564,792)	EUR	(62,332,875)	(132,501)
U.S. Long Bond	December 2018	959	Short		$(138,224,918)		$(138,305,781)	(80,863)
Ultra Long U.S. Treasury Bond	December 2018	728	Long		116,367,575		115,979,500	(388,075)
Total Unrealized Depreciation on Open Futures Contracts								$(604,188)

Reverse Repurchase Agreement Payable as of August 31, 2018:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co.	$1,322,693	$1,700,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $1,583,125 fair value	(6.00%)	4/6/2019	On Demand	$1,290,067

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $32,626.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Energy: Exploration & Production	$11,959,939	$200,107	$—	$12,160,046
Food & Drug Retailers	—	—	197	197
Personal & Household Products	6,832,581	—	1,219,088	8,051,669
Specialty Retail	29,599,726	—	48,812	29,648,538
Transportation: Infrastructure/Services	6,810,011	4,388,890	—	11,198,901
Remaining Industries	285,843,756	—	—	285,843,756
Convertible Bonds	—	122,322,114	—	122,322,114
Floating Rate Loans
Auto Parts & Equipment	—	6,685,662	6,662,145	13,347,807
Building Materials	—	6,671,707	7,226,617	13,898,324
Electric: Generation	—	47,106,228	6,766,401	53,872,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Food & Drug Retailers	$—	$—	$276,487	$276,487
Gaming	—	—	18,694,613	18,694,613
Health Services	—	13,602,450	7,199,000	20,801,450
Investments & Miscellaneous Financial Services	—	—	6,893,321	6,893,321
Medical Products	—	—	5,079,527	5,079,527
Metals/Mining (Excluding Steel)	—	—	7,264,440	7,264,440
Oil Field Equipment & Services	—	—	5,807,731	5,807,731
Packaging	—	—	61,278	61,278
Personal & Household Products	—	18,811,930	16,697,046	35,508,976
Recreation & Travel	—	—	3,041,404	3,041,404
Restaurants	—	13,394,526	9,558,495	22,953,021
Support: Services	—	38,033,589	8,131,000	46,164,589
Remaining Industries	—	212,936,390	—	212,936,390
Foreign Bonds	—	100,249,846	—	100,249,846
Foreign Government Obligations	—	36,300,288	—	36,300,288
High Yield Corporate Bonds
Automakers	—	44,686,603	850	44,687,453
Banking	—	130,432,032	1,000	130,433,032
Chemicals	—	204,116,950	311	204,117,261
Metals/Mining (Excluding Steel)	—	297,217,475	717	297,218,192
Remaining Industries	—	4,953,002,990	—	4,953,002,990
Non-Agency Commercial Mortgage-Backed Securities	—	27,806,584	—	27,806,584
Preferred Stock	—	1,218,006	—	1,218,006
Warrant	—	—	1,294	1,294
Short-Term Investments
Repurchase Agreement	—	20,497,623	—	20,497,623
Total	$341,046,013	$6,299,681,990	$110,631,774	$6,751,359,777
Other Financial Instruments
Centrally Cleared Credit Default Swaps Contracts
Assets	$—	$5,933,599	$—	$5,933,599
Liabilities	—	—	—	—
Credit Default Swaps Contracts
Assets	—	—	—	—
Liabilities	—	(610,771)	—	(610,771)
Forward Foreign Currency Exchange Contracts
Assets	—	1,472,637	—	1,472,637
Liabilities	—	(2,995,000)	—	(2,995,000)
Futures Contracts
Assets	435,170	—	—	435,170
Liabilities	(604,188)	—	—	(604,188)
Reverse Repurchase Agreement
Assets	—	—		—
Liabilities	—	(1,290,067)	—	(1,290,067)
Total	$(169,018)	$2,510,398	$—	$2,341,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2018

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $1,569,480 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Warrants
Balance as of December 1, 2017	$49,009	$71,349,513	$2,878	$—
Accrued Discounts (Premiums)	—	576,928	—	—
Realized Gain (Loss)	(5)	536,246	—	(3)
Change in Unrealized Appreciation (Depreciation)	(7,684,677)	(3,041,786)	—	(753,557)
Purchases	9,196,640	67,334,219	—	754,854
Sales	(292,870)	(39,834,453)	—	—
Transfers into Level 3	—	12,438,838	—	—
Transfers out of Level 3	—	—	—	—
Balance as of August 31, 2018	$1,268,097	$109,359,505	$2,878	$1,294
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$(7,684,677)	$(3,041,786)	$—	$(753,557)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.64%

Asset-Backed Securities 7.67%

Automobiles 2.31%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,124	$1,125,168
ACC Trust 2018-1 C†	6.81%	2/21/2023	870	871,334
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	401	401,273
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	2,503	2,504,411
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,412	2,404,247
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	710	700,580
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	2,716	2,704,002
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,326,582
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,133,521
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,963,939
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,827	2,841,551
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	855,671
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	191	190,887
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	2,975	2,978,057
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	715,245
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	6,976	6,968,132
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	126	125,844
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	2,271	2,260,346
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,955	2,953,375
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	4,200	4,234,936
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	130	130,093
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	898,052
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	506	505,616
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,099	1,095,950
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,300	4,231,938
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	257	256,022
Total				51,376,772

Credit Cards 1.03%

Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	1,858	1,838,744
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	3,166	3,086,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	$1,844	$1,794,059
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	4,424	4,288,102
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	8,373	8,236,917
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	3,684	3,629,280
Total					22,873,625

Other 4.33%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	953	947,303
Ammc CLO 19 Ltd. 2016-19A A†	3.839%(3 Mo. LIBOR + 1.50%)	#	10/15/2028	5,000	5,012,303
Apidos CLO XVI 2013-16A CR†	5.342%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	750	750,650
Avery Point IV CLO Ltd. 2014-1A BR†	3.935%(3 Mo. LIBOR + 1.60%)	#	4/25/2026	1,294	1,295,671
Avery Point V CLO Ltd. 2014-5A AR†	3.316%(3 Mo. LIBOR + .98%)	#	7/17/2026	906	904,735
Avery Point V CLO Ltd. 2014-5A BR†	3.836%(3 Mo. LIBOR + 1.50%)	#	7/17/2026	1,505	1,505,356
Avery Point VII CLO Ltd. 2015-7A A1†	3.839%(3 Mo. LIBOR + 1.50%)	#	1/15/2028	4,768	4,779,275
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.398%(3 Mo. LIBOR + 2.05%)	#	1/20/2029	2,720	2,730,092
Birchwood Park CLO Ltd. 2014-1A AR†	3.519%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	3,500	3,500,812
Bowman Park CLO Ltd. 2014-1A AR†	3.49%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	2,500	2,500,952
Cent CLO Ltd. 2013-19A A1A†	3.669%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	2,195	2,199,002
Cent CLO Ltd. 2014-22A A1R†	3.753%(3 Mo. LIBOR + 1.41%)	#	11/7/2026	3,500	3,505,285
CIFC Funding V Ltd. 2014-5A A1R†	3.736%(3 Mo. LIBOR + 1.40%)	#	1/17/2027	2,250	2,253,075
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,221,383
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	1,329	1,328,720
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	4,151	4,214,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Crestline Denali CLO XIV Ltd. 2016-1A A†	3.917%(3 Mo. LIBOR + 1.57%)	#	10/23/2028	$3,768	$3,774,970
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	531	529,834
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	270	269,146
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	453	452,017
Galaxy XXI CLO Ltd. 2015-21A AR†	3.368%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	1,012	1,007,424
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	3.709%(3 Mo. LIBOR + 1.37%)	#	10/29/2026	5,000	5,007,700
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	4,583	4,628,830
ICG US CLO Ltd. 2015-2A AR†	3.189%(3 Mo. LIBOR + .85%)	#	1/16/2028	4,946	4,946,977
Jamestown CLO VII Ltd. 2015-7A A2R†	3.635%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	1,789	1,759,257
Madison Park Funding XXI Ltd. 2016-21A A1†	3.865%(3 Mo. LIBOR + 1.53%)	#	7/25/2029	1,255	1,262,001
Magnetite XI Ltd. 2014-11A A1R†	3.453%(3 Mo. LIBOR + 1.12%)	#	1/18/2027	2,631	2,632,985
Magnetite XVIII Ltd. 2016-18A A†	3.714%(3 Mo. LIBOR + 1.40%)	#	11/15/2028	830	831,376
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.533%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	3,070	3,071,960
Mountain View CLO X Ltd. 2015-10A BR†	3.687%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	2,400	2,402,343
OHA Loan Funding Ltd. 2016-1A B1†	4.148%(3 Mo. LIBOR + 1.80%)	#	1/20/2028	4,500	4,512,990
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	899	902,987
Palmer Square Loan Funding Ltd. 2017-1A B†	4.039%(3 Mo. LIBOR + 1.70%)	#	10/15/2025	2,079	2,060,557
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.939%(3 Mo. LIBOR + .60%)	#	4/15/2026	4,546	4,540,271
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.389%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	1,633	1,592,884
Palmer Square Loan Funding Ltd. 2018-1A B†	3.739%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	1,237	1,195,355
Regatta IV Funding Ltd. 2014-1A DR†	5.635%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	2,300	2,306,695
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,335	1,322,527
Seneca Park CLO Ltd. 2014-1A AR†	3.456%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	1,500	1,500,530
Thacher Park CLO Ltd. 2014-1A AR†	3.508%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	3,000	3,001,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

THL Credit Wind River CLO Ltd. 2014-3A BR†	3.947%(3 Mo. LIBOR + 1.60%) #	1/22/2027		$860	$861,428
Total					96,024,055
Total Asset-Backed Securities (cost $170,871,301)					170,274,452

			Shares (000)
Common Stocks 0.07%

Electric: Power 0.00%

Eneva SA(a)			BRL	3	8,122

Oil 0.07%

Chaparral Energy, Inc. Class A*				64	1,171,491
Chaparral Energy, Inc. Class B*				13	242,488
Dommo Energia SA(a)			BRL	318	132,729
Templar Energy LLC Class A Units				97	101,901
Total					1,648,609
Total Common Stocks (cost $3,332,125)					1,656,731

			Principal Amount (000)
CONVERTIBLE BOND 0.04%

Energy Equipment & Services

Tesla Energy Operations, Inc. (cost $802,273)	2.75%	11/1/2018		$805	794,938

Corporate Bonds 76.85%

Aerospace/Defense 0.57%

Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025		2,432	2,523,200
Embraer Netherlands Finance BV (Netherlands)(b)	5.05%	6/15/2025		3,622	3,635,619
Embraer Overseas Ltd.†	5.696%	9/16/2023		4,875	5,045,674
Lockheed Martin Corp.	7.75%	5/1/2026		900	1,101,581
Triumph Group, Inc.	4.875%	4/1/2021		385	370,562
Total					12,676,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Air Transportation 1.15%

Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%		6/15/2025		$2,369	$2,387,003
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%		7/15/2022		7,013	7,165,827
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022		7,798	7,964,219
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024		8,130	8,109,764
Total						25,626,813

Apparel 0.31%

PVH Corp.	7.75%		11/15/2023		5,967	6,832,215

Auto Parts: Original Equipment 0.30%

American Axle & Manufacturing, Inc.	6.50%		4/1/2027		3,875	3,850,781
Titan International, Inc.	6.50%		11/30/2023		2,919	2,875,215
Total						6,725,996

Automotive 2.37%

Fiat Chrysler Automobiles NV (United Kingdom)(b)	5.25%		4/15/2023		200	203,750
Ford Motor Co.	7.45%		7/16/2031		12,874	14,299,190
General Motors Co.	6.75%		4/1/2046		14,530	16,001,670
Hyundai Capital America†	1.75%		9/27/2019		1,755	1,725,411
Hyundai Capital America†	2.00%		7/1/2019		2,847	2,820,707
Hyundai Capital America†	2.50%		3/18/2019		17,525	17,516,339
Total						52,567,067

Banks: Regional 10.81%

Akbank Turk AS (Turkey)†(b)	7.20	%#(c)	3/16/2027		1,885	1,191,143
Banco Mercantil del Norte SA†	7.625	%#(c)	—	(d)	2,000	2,039,000
Bank of America Corp.	2.60%		1/15/2019		281	281,047
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%)	#	1/20/2028		8,949	8,751,539
Bank of America Corp.	4.45%		3/3/2026		9,494	9,529,156
Bank of Ireland Group plc (Ireland)(b)	4.125	%#(c)	9/19/2027		9,794	9,247,749
Bank of Montreal (Canada)(b)	3.803	%#(c)	12/15/2032		3,570	3,359,905
Barclays Bank plc (United Kingdom)†(b)	10.179%		6/12/2021		2,920	3,355,007
BBVA Bancomer SA†	5.125	%#(c)	1/18/2033		4,300	3,950,668
CIT Group, Inc.	5.80	%#(c)	—	(d)	619	617,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

CIT Group, Inc.	6.125%		3/9/2028		$2,428	$2,543,330
Citigroup, Inc.	3.668	%#(c)	7/24/2028		5,426	5,196,951
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%)	#	1/10/2028		22,388	21,825,962
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,183,739
Citigroup, Inc.	5.95	%#(c)	—	(d)	1,077	1,098,217
Citizens Financial Group, Inc.†	4.15%		9/28/2022		2,000	2,005,510
Commonwealth Bank of Australia (Australia)†(b)	4.50%		12/9/2025		10,500	10,489,936
Credit Suisse AG (Switzerland)†(b)	6.50%		8/8/2023		5,000	5,358,785
Credit Suisse Group AG (Switzerland)†(b)	7.50	%#(c)	—	(d)	4,800	4,975,200
Discover Bank	3.45%		7/27/2026		5,548	5,226,586
Discover Bank	4.682	%#(c)	8/9/2028		4,750	4,752,897
Discover Bank	7.00%		4/15/2020		3,000	3,155,130
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		7,767	9,389,134
Huntington Bancshares, Inc.	5.70	%#(c)	—	(d)	1,834	1,832,854
Intesa Sanpaolo SpA (Italy)†(b)	3.875%		1/12/2028		2,429	2,067,917
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026		4,200	3,816,362
Intesa Sanpaolo SpA (Italy)†(b)	6.50%		2/24/2021		538	557,861
JPMorgan Chase & Co.	3.54	%#(c)	5/1/2028		3,179	3,052,627
JPMorgan Chase & Co.	4.25%		10/15/2020		14,459	14,781,840
Macquarie Bank Ltd. (Australia)†(b)	4.875%		6/10/2025		1,850	1,852,847
Macquarie Bank Ltd. (Australia)†(b)	6.125	%#(c)	—	(d)	1,150	1,056,562
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021		4,261	4,549,265
Macquarie Group Ltd. (Australia)†(b)	4.654	%#(c)	3/27/2029		5,682	5,733,286
Morgan Stanley	3.563%(3 Mo. LIBOR + 1.22%)	#	5/8/2024		4,110	4,194,857
Morgan Stanley	3.875%		1/27/2026		7,343	7,248,478
Morgan Stanley	7.30%		5/13/2019		1,195	1,231,740
Popular, Inc.	7.00%		7/1/2019		2,476	2,540,995
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025		1,276	1,276,000
Royal Bank of Scotland Group plc (United Kingdom)(b)	3.875%		9/12/2023		5,950	5,804,192
Royal Bank of Scotland Group plc (United Kingdom)(b)	4.892	%#(c)	5/18/2029		2,707	2,711,936
Santander UK Group Holdings plc (United Kingdom)(b)	3.823	%#(c)	11/3/2028		3,815	3,543,969
Santander UK plc (United Kingdom)†(b)	5.00%		11/7/2023		900	915,262
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029		5,770	7,071,095
Sberbank of Russia Via SB Capital SA (Luxembourg)(b)	4.15%		3/6/2019		4,807	4,769,505
Toronto-Dominion Bank (The) (Canada)(b)	3.625	%#(c)	9/15/2031		1,274	1,209,383
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%		1/30/2023		2,907	2,103,930
UBS AG	7.625%		8/17/2022		8,750	9,745,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

UBS AG (Switzerland)(b)	5.125%		5/15/2024	$13,800	$14,001,287
Wells Fargo Capital X	5.95%		12/1/2086	8,224	8,840,800
Westpac Banking Corp. (Australia)(b)	4.322	%#(c)	11/23/2031	3,197	3,105,330
Total					240,139,536

Beverages 0.87%

Anheuser-Busch InBev Worldwide, Inc.	4.60%		4/15/2048	2,568	2,532,359
Bacardi Ltd.†	4.70%		5/15/2028	8,673	8,659,902
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025	5,050	4,856,375
Maple Escrow Subsidiary, Inc.†	5.085%		5/25/2048	3,241	3,304,355
Total					19,352,991

Biotechnology Research & Production 0.55%

Amgen, Inc.	6.40%		2/1/2039	8,970	10,954,434
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	1,215	1,230,187
Total					12,184,621

Building Materials 1.18%

CPG Merger Sub LLC†	8.00%		10/1/2021	1,587	1,618,740
CRH America Finance, Inc.†	3.95%		4/4/2028	7,213	7,061,190
CRH America Finance, Inc.†	4.50%		4/4/2048	4,723	4,461,206
Griffon Corp.	5.25%		3/1/2022	2,220	2,198,466
Martin Marietta Materials, Inc.	2.96%(3 Mo. LIBOR + .65%)	#	5/22/2020	1,950	1,958,397
Standard Industries, Inc.†	5.375%		11/15/2024	4,861	4,909,610
Vulcan Materials Co.	2.971%(3 Mo. LIBOR + .65%)	#	3/1/2021	3,900	3,911,552
Total					26,119,161

Business Services 0.63%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%		7/30/2027	2,200	2,024,759
APX Group, Inc.	8.75%		12/1/2020	804	806,010
Ashtead Capital, Inc.†	5.625%		10/1/2024	390	406,575
Chicago Parking Meters LLC†	5.489%		12/30/2020	3,147	3,126,371
IHS Markit Ltd. (United kingdom)†(b)	4.00%		3/1/2026	4,836	4,664,274
United Rentals North America, Inc.	4.875%		1/15/2028	3,155	3,014,997
Total					14,042,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.62%

Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%	1/10/2028	$2,140	$1,966,125
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.00%	7/19/2020	7,350	7,236,281
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.50%	7/19/2022	3,000	2,917,278
Dow Chemical Co. (The)	9.40%	5/15/2039	1,143	1,760,405
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	3.949%	4/24/2023	4,600	4,249,181
Rayonier AM Products, Inc.†	5.50%	6/1/2024	2,127	2,037,304
Syngenta Finance NV (Netherlands)†(b)	4.441%	4/24/2023	1,332	1,337,075
Yara International ASA (Norway)†(b)	4.75%	6/1/2028	3,845	3,912,472
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	8,552	8,865,218
Yingde Gases Investment Ltd. (Hong Kong)†(b)	6.25%	1/19/2023	1,800	1,728,373
Total				36,009,712

Coal 0.25%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(b)	7.50%	12/11/2022	2,326	2,327,434
Peabody Energy Corp.†	6.00%	3/31/2022	2,737	2,757,528
Peabody Energy Corp.†	6.375%	3/31/2025	506	514,855
Total				5,599,817

Computer Hardware 1.06%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026	5,465	5,798,240
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	8,225	10,101,709
GCI LLC	6.875%	4/15/2025	2,900	3,012,375
Leidos, Inc.	7.125%	7/1/2032	4,309	4,592,489
Total				23,504,813

Computer Software 0.27%

First Data Corp.†	7.00%	12/1/2023	2,922	3,047,646
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	1,070	1,083,718
TIBCO Software, Inc.†	11.375%	12/1/2021	1,737	1,860,761
Total				5,992,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.22%

Century Communities, Inc.	5.875%	7/15/2025	$1,453	$1,365,820
William Lyon Homes, Inc.	7.00%	8/15/2022	1,576	1,609,490
Williams Scotsman International, Inc.†	7.875%	12/15/2022	1,942	2,005,115
Total				4,980,425

Containers 0.29%

BWAY Holding Co.†	7.25%	4/15/2025	3,892	3,804,430
OI European Group BV (Netherlands)†(b)	4.00%	3/15/2023	704	669,680
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	234	237,129
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,621	1,625,370
Total				6,336,609

Diversified 0.08%

KOC Holding AS (Turkey)†(b)	5.25%	3/15/2023	2,000	1,741,148

Drugs 1.99%

AbbVie, Inc.	4.70%	5/14/2045	1,890	1,851,313
Allergan Funding SCS (Luxembourg)(b)	4.85%	6/15/2044	3,062	3,040,511
Bayer Corp.†	6.65%	2/15/2028	2,915	3,412,917
CVS Health Corp.	4.30%	3/25/2028	23,462	23,330,342
Elanco Animal Health, Inc.†	4.90%	8/28/2028	748	755,142
Express Scripts Holding Co.	6.125%	11/15/2041	1,310	1,458,407
Mylan, Inc.†	4.55%	4/15/2028	3,891	3,811,280
Teva Pharmaceutical Finance Co. BV (Curacao)(b)	3.65%	11/10/2021	323	313,637
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	1,437	1,450,414
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.70%	7/19/2019	4,855	4,773,806
Total				44,197,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 6.57%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(b)	4.875%	4/23/2030	$3,800	$3,819,692
Acwa Power Management & Investments One Ltd. (Sounth Africa)†(b)	5.95%	12/15/2039	2,200	2,181,025
Appalachian Power Co.	7.00%	4/1/2038	2,230	2,966,343
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	6,842	6,901,584
Avista Corp.	4.35%	6/1/2048	3,275	3,381,089
Calpine Corp.	5.50%	2/1/2024	3,885	3,580,921
Cleco Power LLC	6.00%	12/1/2040	4,723	5,524,919
Cleveland Electric Illuminating Co. (The)†	3.50%	4/1/2028	2,361	2,259,437
Dominion Energy, Inc.	7.00%	6/15/2038	4,000	5,117,206
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,073,771
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	975	1,026,022
Edison International	4.125%	3/15/2028	5,474	5,495,956
Emera US Finance LP	2.70%	6/15/2021	1,052	1,026,745
Enel Finance International NV (Netherlands)†(b)	2.75%	4/6/2023	5,440	5,151,898
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	3,024,550
Exelon Generation Co. LLC	6.25%	10/1/2039	7,125	7,723,789
Infraestructura Energetica Nova SAB de CV (Mexico)†(b)	4.875%	1/14/2048	1,954	1,690,210
Israel Electric Corp. Ltd. (Israel)†(b)	4.25%	8/14/2028	4,800	4,632,024
ITC Holdings Corp.†	5.50%	1/15/2020	750	770,810
Minejesa Capital BV (Netherlands)†(b)	5.625%	8/10/2037	1,800	1,678,945
Mississippi Power Co.	4.25%	3/15/2042	3,605	3,401,402
Oncor Electric Delivery Co. LLC	7.00%	5/1/2032	247	324,691
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	299	425,263
Origin Energy Finance Ltd. (Australia)†(b)	5.45%	10/14/2021	4,289	4,470,316
Pacific Gas & Electric Co.	3.30%	12/1/2027	4,316	3,968,572
Pacific Gas & Electric Co.	6.05%	3/1/2034	6,546	7,374,715
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	2,560	2,655,003
Progress Energy, Inc.	7.75%	3/1/2031	5,822	7,788,008
PSEG Power LLC	8.625%	4/15/2031	8,171	10,829,845
SCANA Corp.	4.125%	2/1/2022	11,685	11,569,016
SCANA Corp.	4.75%	5/15/2021	5,597	5,658,053
SCANA Corp.	6.25%	4/1/2020	1,427	1,475,641
Sempra Energy	4.00%	2/1/2048	4,594	4,176,482
TECO Finance, Inc.	5.15%	3/15/2020	983	1,009,542
TransAlta Corp. (Canada)(b)	4.50%	11/15/2022	8,265	8,218,646
Virginia Electric & Power Co.	8.875%	11/15/2038	974	1,516,521
Total				145,888,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 1.00%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125%	1/15/2025	$6,800	$6,297,898
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	3,411	3,194,506
Marvell Technology Group Ltd.	4.20%	6/22/2023	2,588	2,600,572
NXP BV/NXP Funding LLC (Netherlands)†(b)	3.875%	9/1/2022	400	397,500
NXP BV/NXP Funding LLC (Netherlands)†(b)	4.625%	6/1/2023	9,482	9,647,935
Total				22,138,411

Electronics 1.09%

Itron, Inc.†	5.00%	1/15/2026	2,428	2,320,439
Tech Data Corp.	3.70%	2/15/2022	13,967	13,787,426
Trimble, Inc.	4.90%	6/15/2028	8,013	8,184,539
Total				24,292,404

Engineering & Contracting Services 0.43%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	2,087	2,152,219
Fluor Corp.	4.25%	9/15/2028	2,881	2,860,356
Indika Energy Capital III Pte Ltd. (Singapore)†(b)	5.875%	11/9/2024	5,000	4,625,255
Total				9,637,830

Entertainment 0.32%

Mohegan Gaming & Entertainment†(e)	7.875%	10/15/2024	2,045	1,904,406
Scientific Games International, Inc.	6.625%	5/15/2021	2,493	2,480,535
Scientific Games International, Inc.	10.00%	12/1/2022	2,467	2,618,351
Total				7,003,292

Environmental Services 0.05%

Waste Pro USA, Inc.†	5.50%	2/15/2026	1,164	1,126,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.64%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	$541	$527,054
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	616,310
BrightSphere Investment Group plc (United Kingdom)(b)	4.80%	7/27/2026	3,933	3,841,684
Discover Financial Services	3.85%	11/21/2022	1,950	1,944,658
Discover Financial Services	4.10%	2/9/2027	4,115	3,993,911
E*TRADE Financial Corp.	3.80%	8/24/2027	1,448	1,394,414
E*TRADE Financial Corp.	4.50%	6/20/2028	2,713	2,747,564
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	8,202	7,905,379
International Lease Finance Corp.	5.875%	4/1/2019	5,630	5,721,879
International Lease Finance Corp.	5.875%	8/15/2022	613	653,607
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	4,054	4,231,363
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,240,093
Navient Corp.	5.875%	3/25/2021	2,405	2,468,853
Navient Corp.	6.625%	7/26/2021	7,170	7,483,687
Navient Corp.	6.75%	6/25/2025	1,950	1,950,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,123	4,154,461
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,679	5,416,542
SURA Asset Management SA (Colombia)†(b)	4.375%	4/11/2027	2,285	2,219,306
Total				58,510,765

Food 0.75%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	1,950	1,891,500
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,594	1,348,922
JBS USA LUX SA/JBS USA Finance, Inc.†	7.25%	6/1/2021	3,319	3,372,934
Kraft Heinz Foods Co.	6.875%	1/26/2039	4,606	5,439,777
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	598,954
Sigma Alimentos SA de CV (Mexico)†(b)	4.125%	5/2/2026	3,230	3,092,725
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	943,398
Total				16,688,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.64%

Edwards Lifesciences Corp.	4.30%	6/15/2028	$3,082	$3,129,367
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	414	455,400
Life Technologies Corp.	6.00%	3/1/2020	4,643	4,825,602
Zimmer Biomet Holdings, Inc.	3.375%	11/30/2021	1,950	1,936,390
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	3,372	3,821,042
Total				14,167,801

Health Care Services 2.64%

Centene Corp.†	5.375%	6/1/2026	3,240	3,352,849
Centene Corp.	5.625%	2/15/2021	3,547	3,626,808
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	3,754	3,888,467
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	6,313	6,692,516
HCA, Inc.	5.50%	6/15/2047	13,422	13,489,110
Kaiser Foundation Hospitals	4.15%	5/1/2047	1,429	1,468,306
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,472,840
NYU Langone Hospitals	4.368%	7/1/2047	652	659,115
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	1,096	961,055
Universal Health Services, Inc.†	4.75%	8/1/2022	14,038	14,178,380
Universal Health Services, Inc.†	5.00%	6/1/2026	6,807	6,841,035
Total				58,630,481

Household Equipment/Products 0.22%

Newell Brands, Inc.	3.15%	4/1/2021	4,083	4,024,595
Newell Brands, Inc.	3.85%	4/1/2023	975	958,060
Total				4,982,655

Insurance 3.21%

American International Group, Inc.	4.125%	2/15/2024	2,922	2,962,258
American International Group, Inc.	4.80%	7/10/2045	7,906	7,864,257
Aon Corp.	8.205%	1/1/2027	5,545	6,806,488
Assurant, Inc.	4.90%	3/27/2028	4,610	4,637,671
Brighthouse Financial, Inc.	3.70%	6/22/2027	5,000	4,471,865
CNO Financial Group, Inc.	5.25%	5/30/2025	4,866	4,963,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

Fidelity National Financial, Inc.†	4.50%	8/15/2028	$5,808	$5,799,762
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,458,031
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,950	2,018,917
Lincoln National Corp.	6.30%	10/9/2037	584	701,035
Lincoln National Corp.	7.00%	6/15/2040	2,218	2,860,600
Protective Life Corp.	8.45%	10/15/2039	5,103	7,259,842
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,365	12,264,230
Unum Group	5.75%	8/15/2042	2,922	3,126,953
Willis North America, Inc.	7.00%	9/29/2019	989	1,026,924
Total				71,222,153

Leasing 0.22%

GATX Corp.	4.55%	11/7/2028	4,845	4,885,287

Leisure 0.73%

Carnival plc	7.875%	6/1/2027	5,500	6,915,805
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,088	1,020,492
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	3,894	4,113,321
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,795	2,135,970
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,950	2,127,938
Total				16,313,526

Lodging 0.04%

Studio City Co., Ltd. (Macau)†(b)	7.25%	11/30/2021	913	938,108

Machinery: Agricultural 0.11%

Bunge Ltd. Finance Corp.	8.50%	6/15/2019	485	505,289
MHP Lux SA (Luxembourg)†(b)	6.95%	4/3/2026	2,000	1,866,948
Total				2,372,237

Machinery: Industrial/Specialty 1.33%

CNH Industrial Capital LLC	4.375%	4/5/2022	9,059	9,199,415
CNH Industrial Capital LLC	4.875%	4/1/2021	2,925	2,998,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)

Kennametal, Inc.	4.625%	6/15/2028		$3,818	$3,800,531
Nvent Finance Sarl (Luxembourg)†(b)	4.55%	4/15/2028		10,246	10,135,790
Roper Technologies, Inc.	4.20%	9/15/2028		3,355	3,358,005
Total					29,491,866

Machinery: Oil Well Equipment & Services 0.08%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		1,687	1,775,568

Manufacturing 0.18%

Pentair Finance Sarl (Luxembourg)(b)	2.65%	12/1/2019		4,118	4,084,939

Media 3.55%

21st Century Fox America, Inc.	7.75%	12/1/2045		7,994	11,815,419
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		1,515	1,620,416
Comcast Corp.	3.969%	11/1/2047		5,567	5,051,820
Cox Communications, Inc.†	4.50%	6/30/2043		1,190	1,030,244
Cox Communications, Inc.†	4.70%	12/15/2042		410	365,443
Cox Communications, Inc.†	8.375%	3/1/2039		7,068	9,297,825
CSC Holdings LLC†	10.125%	1/15/2023		2,458	2,697,655
Myriad International Holdings BV (Netherlands)†(b)	6.00%	7/18/2020		8,333	8,707,568
NBCUniversal Enterprise, Inc.†	5.25%	—	(d)	14,988	15,212,820
Time Warner Cable LLC	6.55%	5/1/2037		2,560	2,772,056
Time Warner Cable LLC	7.30%	7/1/2038		12,305	14,336,672
Time Warner Entertainment Co. LP	8.375%	7/15/2033		4,675	5,884,466
Total					78,792,404

Metal Fabricating 0.08%

Valmont Industries, Inc.	5.25%	10/1/2054		1,946	1,743,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 2.63%

Anglo American Capital plc (United Kingdom)†(b)	4.75%	4/10/2027	$6,235	$6,075,930
Ausdrill Finance Pty Ltd. (Australia)†(b)	6.875%	11/1/2019	3,000	3,007,500
Barrick International Barbados Corp. (Barbados)†(b)	6.35%	10/15/2036	2,799	3,234,611
Barrick North America Finance LLC	7.50%	9/15/2038	1,310	1,630,237
First Quantum Minerals Ltd. (Canada)†(b)	6.875%	3/1/2026	3,000	2,805,000
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	965	971,207
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021	767	791,697
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	5,774	5,741,366
Glencore Funding LLC†	3.00%	10/27/2022	836	802,443
Glencore Funding LLC†	4.125%	5/30/2023	836	832,430
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	1,950	1,948,799
Goldcorp, Inc. (Canada)(b)	3.70%	3/15/2023	7,259	7,220,522
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	344	351,740
Hudbay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025	576	588,240
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	927	1,024,335
Kinross Gold Corp.(Canada)(b)	4.50%	7/15/2027	5,828	5,303,480
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(b)	4.10%	4/11/2023	4,300	4,054,289
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	4,808	4,291,140
Newmont Mining Corp.	5.125%	10/1/2019	1,950	1,989,155
Southern Copper Corp. (Peru)(b)	5.25%	11/8/2042	3,885	3,906,807
Vedanta Resources plc (India)†(b)	6.125%	8/9/2024	2,000	1,819,204
Total				58,390,132

Natural Gas 0.60%

National Fuel Gas Co.	3.75%	3/1/2023	6,919	6,866,619
National Fuel Gas Co.	3.95%	9/15/2027	2,687	2,519,173
National Fuel Gas Co.	4.90%	12/1/2021	3,887	3,998,133
Total				13,383,925

Office Furniture & Business Equipment 0.01%

Xerox Corp.	3.625%	3/15/2023	232	219,468

Oil 6.36%

Afren plc (United Kingdom)†(b)(f)	6.625%	12/9/2020	976	3,435
Afren plc (United Kingdom)†(b)(f)	10.25%	4/8/2019	2,049	7,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	$2,926	$2,885,767
Antero Resources Corp.	5.125%	12/1/2022	232	235,480
Apache Corp.	5.10%	9/1/2040	3,225	3,221,952
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,941	2,013,205
Canadian Natural Resources Ltd. (Canada)(b)	7.20%	1/15/2032	1,404	1,742,968
Canadian Oil Sands Ltd. (Canada)†(b)	4.50%	4/1/2022	155	157,250
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	3,007	3,018,276
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	761	819,978
Chaparral Energy, Inc.†	8.75%	7/15/2023	4,170	4,159,575
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(b)	4.50%	10/3/2023	4,800	4,940,506
Continental Resources, Inc.	4.90%	6/1/2044	1,943	1,932,296
Continental Resources, Inc.	5.00%	9/15/2022	12,444	12,611,864
Encana Corp. (Canada)(b)	6.50%	5/15/2019	1,950	1,995,791
Eni SpA (Italy)†(b)	5.70%	10/1/2040	11,398	12,207,479
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	2/6/2028	4,000	3,803,228
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	12,536	12,969,979
HighPoint Operating Corp.	7.00%	10/15/2022	1,119	1,124,595
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	2,548	2,541,630
KazMunayGas National Co. JSC (Kazakhstan)†(b)	6.375%	10/24/2048	1,800	1,876,383
Kerr-McGee Corp.	7.875%	9/15/2031	6,505	8,208,155
Motiva Enterprises LLC†	5.75%	1/15/2020	6,412	6,587,860
Newfield Exploration Co.	5.75%	1/30/2022	975	1,033,500
Oasis Petroleum, Inc.	6.875%	3/15/2022	2,815	2,871,300
OGX Austria GmbH (Brazil)†(b)(f)	8.50%	6/1/2018	1,800	36
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	2,621	2,509,608
PT Saka Energi Indonesia (Indonesia)†(b)	4.45%	5/5/2024	4,300	4,086,389
Range Resources Corp.	5.00%	8/15/2022	957	947,430
Range Resources Corp.	5.875%	7/1/2022	486	493,290
Ras Laffan Liquefied Natural Gas Co. Ltd. 3(Qatar)†(b)	6.75%	9/30/2019	5,000	5,192,871
Resolute Energy Corp.	8.50%	5/1/2020	2,921	2,922,826
Sanchez Energy Corp.	6.125%	1/15/2023	4,236	2,413,037
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	2,545	2,659,525
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	4,967	4,370,960
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	4.00%	8/15/2026	4,975	4,720,370
Trinidad Drilling Ltd. (Canada)†(b)	6.625%	2/15/2025	2,509	2,496,455
Valero Energy Corp.	10.50%	3/15/2039	7,394	11,784,960
WildHorse Resource Development Corp.†	6.875%	2/1/2025	850	860,625
YPF SA (Argentina)†(b)	7.00%	12/15/2047	3,905	2,831,125
Total				141,259,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 4.78%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	$1,444	$1,496,345
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	2,630	2,623,059
Enable Midstream Partners LP	2.40%	5/15/2019	1,950	1,941,326
Enbridge Energy Partners LP	6.135%(3 Mo. LIBOR + 3.80%)	#	10/1/2077	4,055	4,077,431
Enbridge Energy Partners LP	9.875%	3/1/2019	1,950	2,012,212
Enbridge, Inc. (Canada)(b)	6.00	%#(c)	1/15/2077	4,462	4,361,605
Energy Transfer Partners LP	7.50%	7/1/2038	6,948	8,316,006
Energy Transfer Partners LP	6.125%	12/15/2045	1,073	1,138,028
Energy Transfer Partners LP	8.25%	11/15/2029	3,202	3,904,940
Energy Transfer Partners LP	9.00%	11/1/2024	2,110	2,428,541
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	275	285,528
Enterprise Products Operating LLC	7.55%	4/15/2038	1,199	1,596,928
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	2,805	2,826,603
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	975	1,007,620
Gulf South Pipeline Co. LP	4.00%	6/15/2022	2,241	2,238,902
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,020	6,392,056
Kinder Morgan, Inc.†	5.625%	11/15/2023	972	1,042,137
Kinder Morgan, Inc.	7.75%	1/15/2032	10,942	13,609,103
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	6,700	6,884,864
MPLX LP	5.50%	2/15/2023	874	894,945
ONEOK Partners LP	8.625%	3/1/2019	1,950	2,003,904
Sabal Trail Transmission LLC†	4.246%	5/1/2028	2,429	2,462,114
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	10,183	10,900,718
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	8,398	9,093,583
Spectra Energy Partners LP	3.021%(3 Mo. LIBOR + .70%)	#	6/5/2020	3,900	3,921,647
Texas Eastern Transmission LP†	4.125%	12/1/2020	1,950	1,975,950
Williams Cos., Inc. (The)	8.75%	3/15/2032	4,908	6,595,125
Total	106,031,220

Oil: Integrated Domestic 0.69%

Halliburton Co.	7.45%	9/15/2039	4,134	5,550,686
National Oilwell Varco, Inc.	3.95%	12/1/2042	5,377	4,655,179
SESI LLC	7.125%	12/15/2021	2,296	2,333,310
Weatherford International Ltd.	9.875%	3/1/2039	2,825	2,690,812
Total	15,229,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.28%

International Paper Co.	7.30%	11/15/2039	$4,014	$5,121,009
West Fraser Timber Co. Ltd. (Canada)†(b)	4.35%	10/15/2024	1,065	1,046,697
Total				6,167,706

Real Estate Investment Trusts 3.84%

Alexandria Real Estate Equities, Inc.	3.45%	4/30/2025	6,683	6,458,196
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	2,324	2,258,679
American Homes 4 Rent LP	4.25%	2/15/2028	5,564	5,398,627
Brixmor Operating Partnership LP	3.85%	2/1/2025	4,742	4,613,262
China Evergrande Group (China)(b)	8.75%	6/28/2025	2,000	1,785,378
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	1,700	1,778,052
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	1/17/2023	875	801,076
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	9/28/2023	3,325	3,012,876
EPR Properties	4.50%	4/1/2025	1,947	1,948,213
EPR Properties	4.95%	4/15/2028	8,000	7,958,926
Goodman US Finance Three LLC†	3.70%	3/15/2028	1,066	1,015,660
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	6,800	6,420,183
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	3,566	3,472,559
Hunt Cos., Inc.†	6.25%	2/15/2026	2,647	2,481,562
Kilroy Realty LP	6.625%	6/1/2020	6,650	7,001,548
Reckson Operating Partnership LP	7.75%	3/15/2020	7,961	8,452,372
SL Green Operating Partnership LP	3.25%	10/15/2022	2,088	2,037,625
SL Green Realty Corp.	4.50%	12/1/2022	590	600,870
VEREIT Operating Partnership LP	3.00%	2/6/2019	3,299	3,298,649
VEREIT Operating Partnership LP	3.95%	8/15/2027	4,268	4,073,467
VEREIT Operating Partnership LP	4.875%	6/1/2026	7,114	7,235,826
WeWork Cos., Inc.†	7.875%	5/1/2025	3,238	3,153,488
Total				85,257,094

Retail 0.09%

Yum! Brands, Inc.	6.875%	11/15/2037	1,949	1,934,383

Savings & Loan 0.25%

People’s United Financial, Inc.	3.65%	12/6/2022	5,613	5,595,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Steel 0.64%

Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026		$2,747	$3,025,491
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039		9,645	11,260,537
Total					14,286,028

Technology 2.25%

Alibaba Group Holding Ltd. (China)(b)	4.20%	12/6/2047		2,000	1,885,161
Alibaba Group Holding Ltd. (China)(b)	4.40%	12/6/2057		3,400	3,224,707
Alibaba Group Holding Ltd. (China)(b)	4.50%	11/28/2034		5,000	5,020,564
Baidu, Inc. (China)(b)	3.625%	7/6/2027		4,500	4,275,148
Baidu, Inc. (China)(b)	3.875%	9/29/2023		9,000	8,993,979
Expedia Group, Inc.	3.80%	2/15/2028		2,911	2,734,819
Expedia Group, Inc.	5.00%	2/15/2026		3,920	4,064,132
JD.com, Inc. (China)(b)	3.875%	4/29/2026		4,335	4,123,429
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	3,900	4,455,734
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		$11,645	11,072,007
Total					49,849,680

Telecommunications 3.54%

AT&T, Inc.	5.35%	9/1/2040		3,881	3,830,643
AT&T, Inc.	6.00%	8/15/2040		21,310	22,510,309
AT&T, Inc.	6.35%	3/15/2040		7,542	8,207,366
Level 3 Parent LLC	5.75%	12/1/2022		3,001	3,031,010
Oztel Holdings SPC Ltd. (United Arab Emirates)†(b)	6.625%	4/24/2028		1,975	1,942,302
T-Mobile USA, Inc.	6.00%	4/15/2024		2,395	2,490,800
U.S. Cellular Corp.	6.70%	12/15/2033		2,459	2,523,549
Verizon Communications, Inc.	4.862%	8/21/2046		23,857	23,666,600
Vodafone Group plc (United Kingdom)(b)	4.375%	5/30/2028		8,345	8,290,469
Vodafone Group plc (United Kingdom)(b)	5.25%	5/30/2048		2,051	2,070,662
Total					78,563,710

Toys 0.01%

Mattel, Inc.	2.35%	8/15/2021		325	294,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.48%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	$2,449	$3,030,810
Burlington Northern Santa Fe LLC	6.20%	8/15/2036	245	302,685
Canadian Pacific Railway Co. (Canada)(b)	7.125%	10/15/2031	410	519,804
Lima Metro Line 2 Finance Ltd.†	5.875%	7/5/2034	2,400	2,510,964
Navios South American Logistics, Inc. (Uruguay)†(b)	7.25%	5/1/2022	973	926,783
Norfolk Southern Corp.	5.59%	5/17/2025	2,150	2,362,589
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	1,000	1,002,240
Total				10,655,875
Total Corporate Bonds (cost $1,741,437,761)				1,706,434,930

Floating Rate Loans(g) 0.74%

Chemicals 0.12%

Mosaic Company (The) Term Loan	3.576%(1 Mo. LIBOR + 1.50%)	11/18/2021	2,588	2,581,343	(h)

Computer Hardware 0.00%

Everett SpinCo, Inc Tranche A2 Term Loan	3.326%(1 Mo. LIBOR + 1.25%)	12/16/2019	82	82,159	(h)

Electrical Equipment 0.09%

Microchip Technology Inc. Initial Term Loan	4.08%(1 Mo. LIBOR + 2.00%)	5/29/2025	2,069	2,068,576

Electrical: Household 0.08%

Energizer Holdings, Inc. Bridge Term Loan	— (i)	5/18/2019	1,667	1,667,000

Lodging 0.11%

Wyndham Hotels & Resorts, Inc. Term Loan B	3.826%(1 Mo. LIBOR + 1.75%)	5/30/2025	2,512	2,518,594

Media 0.16%

Discovery Communications, LLC Tranche 1 Term Loan	3.669%(2 Mo. LIBOR + 1.50%)	3/5/2021	3,500	3,513,125	(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metal Fabricating 0.09%

Doncasters US Finance LLC 2nd Lien Term Loan	10.584%(3 Mo. LIBOR + 8.25%)	10/9/2020		$959	$778,367
Doncasters US Finance LLC Term Loan B	5.834%(3 Mo. LIBOR + 3.50%)	4/9/2020		1,403	1,302,552
Total					2,080,919

Miscellaneous 0.09%

Utex Industries, Inc. 1st Lien Initial Term Loan	6.076%(1 Mo. LIBOR + 4.00%)	5/21/2021		725	720,088
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.326%(1 Mo. LIBOR + 7.25%)	5/20/2022		1,275	1,258,667
Total					1,978,755
Total Floating Rate Loans (cost $16,668,447)					16,490,471

FOREIGN BOND(a) 0.07%

Mexico

Red de Carreteras de Occidente S.A.P.I.B. de CV† (cost $2,515,344)	9.00%	6/10/2028	MXN	31,250	1,580,035

Foreign Government Obligations 0.86%

Argentina 0.23%

Republic of Argentina(b)	4.625%	1/11/2023		$3,736	2,951,907
Republic of Argentina(b)	5.875%	1/11/2028		2,916	2,129,409
Total					5,081,316

Brunei 0.34%

Government of Bermuda†	3.717%	1/25/2027		8,090	7,665,518

India 0.29%

Export-Import Bank of India†(b)	3.875%	2/1/2028		6,800	6,466,507
Total Foreign Government Obligations (cost $21,218,672)					19,213,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Government Sponsored Enterprises Collateralized Mortgage Obligations 0.52%

Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(j)(k)	12/15/2020	$—	(l)	$159
Federal Home Loan Mortgage Corp. 1032 O IO	544.714	%(k)	12/15/2020	—	(l)	220
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(k)	2/15/2021	—	(l)	108
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(k)	2/15/2021	—	(l)	61
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(k)	4/15/2021	—	(l)	56
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(k)	4/15/2021	—	(l)	164
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(k)	4/15/2021	—	(l)	436
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(k)	5/15/2021	—	(l)	186
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	1		821
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(k)	9/15/2021	—	(l)	159
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	1		862
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(k)	11/15/2021	—	(l)	196
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(k)	2/15/2022	—	(l)	60
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(k)	4/15/2022	—	(l)	71
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	15		14,203
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	4		4,096
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	1		595
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	1		496
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(j)(k)	12/25/2021	—	(l)	183
Federal National Mortgage Assoc. 94 2 IO	9.50	%(k)	8/25/2021	1		92
Government National Mortgage Assoc. 2013-48 IO	0.613	%#(j)(k)	7/16/2054	15,342		667,053
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	5,081		4,847,909
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	2,046		1,981,249
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,707		1,644,857
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,382		2,292,569
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,876,876)						11,456,861

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 1.70%

Government Agency

Federal National Mortgage Assoc.(m) (cost $37,680,742)	4.00%		TBA	37,000		37,668,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Municipal Bonds 0.72%

Miscellaneous

Illinois	5.10%		6/1/2033	$1,935	$1,870,565
Illinois	5.52%		4/1/2038	660	629,138
Illinois	5.877%		3/1/2019	2,915	2,952,749
North Texas Tollway Auth	8.41%		2/1/2030	1,950	2,532,251
North Texas Tollway Auth	8.91%		2/1/2030	7,500	8,086,050
Total Municipal Bonds (cost $15,456,494)					16,070,753

Non-Agency Commercial Mortgage-Backed Securities 1.63%

Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	5,744	5,784,495
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,513	3,539,572
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,103	2,120,779
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588	%#(j)	7/10/2050	1,776	1,719,451
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.783%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	2,962	2,964,417
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	2,000	1,811,457
DBWF Mortgage Trust 2015-LCM D†	3.535	%#(j)	6/10/2034	1,600	1,362,767
DBWF Mortgage Trust 2018-AMXP D†	3.917	%#(j)	5/5/2035	5,497	5,438,759
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#(j)	12/15/2034	1,472	1,465,417
GS Mortgage Securities Trust 2013-GC12 XA IO	1.576	%#(j)	6/10/2046	22,897	1,221,091
GS Mortgage Securities Trust 2013-GC12 XB IO	0.654	%#(j)	6/10/2046	47,400	1,111,108
GS Mortgage Securities Trust 2015-GC32 C	4.558	%#(j)	7/10/2048	1,022	1,015,667
GS Mortgage Securities Trust 2015-GS1 XB IO	0.331	%#(j)	11/10/2048	30,000	448,650
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723	%#(j)	8/5/2034	16,028	577,248
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665	%#(j)	8/5/2034	18,308	364,238
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.288	%#(j)	4/15/2047	6,157	121,652
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.42	%#(j)	4/15/2047	1,896	33,497
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441	%#(j)	7/15/2048	1,674	1,648,394
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	801	666,154
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(j)	9/25/2042	377	357,964
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.423	%#(j)	7/15/2046	2,256	1,916,657
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.206	%#(j)	5/15/2047	12,293	496,220
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723	%#(j)	5/15/2047	2,617	83,733
Total Non-Agency Commercial Mortgage-Backed Securities (cost $36,302,999)					36,269,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Dividend Rate			Shares (000)	Fair Value
PREFERRED STOCKS 0.17%

Electric: Power 0.14%

SCE Trust III	5.75	%#(c)		120	$3,189,732

Oil 0.03%

Templar Energy LLC	Zero Coupon			85	552,123
Total Preferred Stocks (cost $3,836,155)					3,741,855

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. Treasury Obligations 3.60%

U.S. Treasury Bond	2.25%		8/15/2046	$353	301,498
U.S. Treasury Bond	2.50%		2/15/2046	147	132,576
U.S. Treasury Bond	3.00%		5/15/2045	327	325,735
U.S. Treasury Bond	3.00%		2/15/2048	2,137	2,126,649
U.S. Treasury Bond	3.125%		11/15/2041	152	155,076
U.S. Treasury Bond	4.375%		5/15/2041	17	20,848
U.S. Treasury Note	1.625%		11/15/2022	23,639	22,596,945
U.S. Treasury Note	2.625%		2/28/2023	8,494	8,453,521
U.S. Treasury Note	2.625%		8/31/2023	29,705	29,712,542
U.S. Treasury Note	2.75%		8/15/2021	5,410	5,417,608
U.S. Treasury Note	2.875%		8/15/2028	6,761	6,767,999
U.S. Treasury Note	6.25%		8/15/2023	3,310	3,845,483
Total U.S. Treasury Obligations (cost $79,818,060)					79,856,480
Total Long-Term Investments (cost $2,141,817,249)					2,101,508,511

SHORT-TERM INVESTMENTS 5.85%

COMMERCIAL PAPER 4.20%

Automotive 0.22%

Ford Motor Credit Co.	2.333%		9/5/2018	3,000	2,999,808
General Motors Financial Co., Inc.	2.594%		9/4/2018	2,000	2,000,000
Total					4,999,808

Chemicals 0.63%

CABOT Corp.	2.211%		9/4/2018	6,163	6,163,000
CABOT Corp.	2.221%		9/4/2018	2,837	2,837,000
Sherwin Williams Co.	2.292%		9/5/2018	5,000	4,999,686
Total					13,999,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.04%

Mylan NV	2.586%	9/4/2018	$1,000	$1,000,000

Electric: Power 0.41%

Entergy Corp.	2.15%	9/4/2018	9,000	9,000,000

Electronics 0.81%

Amphenol Corp.	2.15%	9/4/2018	9,000	9,000,000
Hitachi America CP L	2.15%	9/4/2018	9,000	9,000,000
Total				18,000,000

Food 0.41%

Conagra Foods, Inc.	2.16%	9/4/2018	2,643	2,643,000
Conagra Foods, Inc.	2.17%	9/4/2018	6,357	6,357,000
Total				9,000,000

Manufacturing 0.36%

Pentair Finance	2.738%	9/4/2018	8,000	8,000,000

Media 0.41%

COX Enterprises, Inc.	2.18%	9/4/2018	9,000	9,000,000

Oil: Crude Producers 0.06%

Enbridge Energy Partners LP	3.07%	10/1/2018	250	249,434
Kinder Morgan, Inc.	2.688%	9/4/2018	1,000	1,000,000
Total				1,249,434

Retail 0.22%

Dollar General Corp.	2.18%	9/4/2018	5,000	5,000,000

Telecommunications 0.22%

Rogers Communications	2.191%	9/5/2018	5,000	4,999,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.41%

Union Pacific Corp.	2.181%	9/6/2018	$9,000	$8,998,925
Total Commercial Paper (cost $93,230,284)				93,247,553

CORPORATE BONDS 0.05%

Beverages 0.04%

Coca-Cola Icecek AS (Turkey)†(b)	4.75%	10/1/2018	825	819,811

Foreign Government 0.01%

Export Credit Bank of Turkey (Turkey)†(b)	5.875%	4/24/2019	215	205,164
Total Corporate Bonds (cost $1,018,544)				1,024,975

REPURCHASE AGREEMENTS

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $27,730,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $27,173,265; proceeds: $26,643,116			26,640	26,640,008
Repurchase Agreement dated 8/31/2018, 1.89% due 9/4/2018 with JPMorgan Chase & Co. collateralized by $9,305,000 of Federal Home Loan Mortgage Corp. at 1.50% due 1/17/2020; value: $9,188,765; proceeds: $9,001,890			9,000	9,000,000
Total Repurchase Agreements (cost $35,640,008)				35,640,008
Total Short-Term Investments (cost $129,888,836)				129,912,536
Total Investments in Securities 100.49% (cost $2,271,706,085)				2,231,421,047
Less Unfunded Commitment (.08%) (cost $1,667,000)				(1,667,000)
Net Investment 100.41% (cost $2,270,039,085)				2,229,754,047
Liabilities in Excess of Other Assets(n) (0.41%)				(9,188,857)
Net Assets 100.00%				$2,220,565,190

BRL	Brazilian real.
EUR	euro.
MXN	Mexican peso.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2018 (See Note 2(k)).
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2018.
(h)	Level 3 Investment as described in Note 2(p) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(l)	Amount is less than $1,000.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts, swaps contract and reverse repurchase agreement as follows:

Credit Default Swaps on Indexes - Buy Protection at August 31, 2018(1):

Referenced Index*	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.AAA.8	Morgan Stanley	.50%	10/17/2057	$8,877,000	$8,814,487	$411,109	$(473,622)	$(62,513)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage backed securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) recieve from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) recieve a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $473,622.
(4)	Includes upfront payments paid.

Open Forward Foreign Currency Exchange Contracts at August 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	9/24/2018	3,783,000	$4,458,268	$4,397,257	$61,011
Mexican peso	Sell	Barclays Bank plc	11/14/2018	31,000,000	1,615,745	1,604,994	10,751
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$71,762

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2018	338	Long	$71,424,189	$71,439,469	$15,280
U.S. 10-Year Ultra Treasury Bond	December 2018	584	Short	(74,810,242)	(74,779,375)	30,867
U.S. 5-Year Treasury Note	December 2018	2,594	Long	293,603,152	294,155,548	552,396
U.S. Long Bond	December 2018	376	Long	54,121,166	54,226,250	105,084
Total Unrealized Depreciation on Open Futures Contracts						$703,627

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2018	733	Short	$(87,947,268)	$(88,154,703)	$(207,435)
Ultra Long U.S. Treasury Bond	December 2018	82	Long	13,087,337	13,063,625	(23,712)
Total Unrealized Depreciation on Open Futures Contracts						$(231,147)

Reverse Repurchase Agreement Payable as of August 31, 2018:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co	$233,416	$300,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $279,375 fair value	(6.00)%	4/6/2018	On Demand	$227,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $5,758.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$170,274,452	$—	$170,274,452
Common Stocks
Electric: Power	—	8,122	—	8,122
Oil	1,413,979	234,630	—	1,648,609
Convertible Bond	—	794,938	—	794,938
Corporate Bonds	—	1,706,434,930	—	1,706,434,930
Floating Rate Loans
Chemicals	—	—	2,581,343	2,581,343
Computer Hardware	—	—	82,159	82,159
Media	—	—	3,513,125	3,513,125
Remaining Industries	—	10,313,844	—	10,313,844
Foreign Bond	—	1,580,035	—	1,580,035
Foreign Government Obligations	—	19,213,341	—	19,213,341
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,456,861	—	11,456,861
Government Sponsored Enterprises Pass-Through	—	37,668,277	—	37,668,277
Municipal Bonds	—	16,070,753	—	16,070,753
Non-Agency Commercial Mortgage-Backed Securities	—	36,269,387	—	36,269,387
Preferred Stocks	3,189,732	552,123	—	3,741,855
U.S. Treasury Obligations	—	79,856,480	—	79,856,480
Short-Term Investments
Commercial Paper	—	93,247,553	—	93,247,553
Corporate Bonds	—	1,024,975	—	1,024,975
Repurchase Agreements	—	35,640,008	—	35,640,008
Total	$4,603,711	$2,220,640,709	$6,176,627	$2,231,421,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(62,513)	(62,513)
Forward Foreign Currency Exchange Contracts
Assets	—	71,762	—	71,762
Liabilities	—	—	—	—
Futures Contracts
Assets	703,627	—	—	703,627
Liabilities	(231,147)	—	—	(231,147)
Reverse Repurchase Agreement
Assets	—	—	—	—
Liabilities	—	(227,658)	—	(227,658)

Total	$472,480	$(218,409)	$—	$254,071

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investement Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Foreign Government Obligations
Balance as of December 1, 2017	$3,592,718	$6,986	$14,922,196	$8,839	$1,051,541
Accrued Discounts (Premiums)	—	—	6,400	—	—
Realized Gain (Loss)	—	8,104	94,821	8,286	(96,398)
Change in Unrealized Appreciation (Depreciation)	—	49,389	67	64,454	(24,876)
Purchases	—	—	6,802,554	—	—
Sales	—	(64,479)	(15,649,411)	(81,578)	(930,266)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(3,592,718)	—	—	—	—
Balance as of August 31, 2018	$—	$—	$6,176,627	$—	$—
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$—	$—	$7,114	$—	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.40%

ASSET-BACKED SECURITIES 23.72%

Automobiles 9.18%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$1,031	$1,031,576
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	12	12,143
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	160	160,688
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	322	322,149
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,855	1,851,861
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,497,146
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	718	709,059
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	142	141,881
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,446,212
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	642	639,909
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	638,709
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	1,904	1,880,121
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	816	802,332
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	848	845,277
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	463	463,261
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,637	2,628,524
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	283	279,245
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	1,834	1,805,301
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	494,524
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,177,992
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	502	500,249
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	506	505,644
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	417,929
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	44	43,715
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,256	1,249,899
California Republic Auto Receivables Trust 2016-1 B	3.43%	2/15/2022	6,448	6,441,518
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	56	56,294
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	320	317,057
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	6,448	6,450,103
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	1,862	1,863,765
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	353	351,839
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	337,332
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	142	142,120
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	516	512,493
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	82,257
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	716	714,094
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	549	544,614
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	334	329,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	$1,318	$1,316,571
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	489	483,661
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	321,288
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	3,578	3,531,461
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	1,058	1,037,056
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	365,702
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	446,496
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	2,458	2,424,241
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	431	430,540
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	1,536	1,529,691
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,444	1,430,374
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	3,124	3,088,673
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	2,361	2,336,685
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	109,035
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	287	286,369
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	229,909
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	306	304,834
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	246	244,615
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	226,974
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	152	150,589
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	232	229,879
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	408	407,582
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	61	61,305
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	1,000	1,013,354
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	44	44,317
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	372	373,042
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	925,708
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	301	301,368
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	941,406
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	88	87,760
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,283	1,284,318
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	475	480,540
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	673	672,722
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	910	908,327
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,913	3,882,224
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	137	137,129
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,196	1,196,140
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	790	793,994
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	1,023	1,024,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	$2,439	$2,443,873
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	250	254,238
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	612	609,766
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	1,015	1,004,989
First Investors Auto Owner Trust 2015-1A C†	2.71%	6/15/2021	2,145	2,140,079
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	66	65,805
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	201	200,016
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	265	265,312
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	47	46,466
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	1,017	1,017,733
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	107	106,949
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1,052	1,043,839
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	6,623	6,624,022
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	3,313	3,291,830
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	235	225,962
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	1,990	2,002,322
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.972%(1 Mo. LIBOR + .90%) #	3/15/2021	259	259,946
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	301	299,671
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	1,024	1,023,638
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	943	942,481
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	700	696,473
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	129	129,321
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	1,025	1,033,526
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	842	841,843
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	472	472,443
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	156	155,690
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	1,873	1,872,597
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	282	285,514
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	2,513	2,510,337
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,646	1,641,432
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	1,365	1,360,055
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	1,733	1,725,801
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	2,007	2,005,457
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	417	412,042
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	5,642	5,643,733
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	1,235	1,235,976
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	1,876	1,877,571
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	1,127	1,128,752
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	412	410,857
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	215	214,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	$136	$136,343
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	2,369	2,354,856
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	963	952,862
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	622	608,528
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	172	166,951
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	863	855,519
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%	3/16/2020	348	346,635
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	689	684,648
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	260	260,065
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	144	144,207
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	408	407,054
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	1,011	1,008,267
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	1,494	1,485,896
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	3,512	3,511,878
Total				137,195,091

Credit Cards 7.26%

American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	3,252	3,193,291
American Express Credit Account Master Trust 2017-7 A	2.35%	5/15/2025	2,509	2,442,106
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	5,238	5,131,910
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	2,325	2,300,904
Barclays Dryrock Issuance Trust 2017-1 A	2.393%(1 Mo. LIBOR + .33%) #	3/15/2023	3,002	3,008,512
Barclays Dryrock Issuance Trust 2017-2 A	2.363%(1 Mo. LIBOR + .30%) #	5/15/2023	4,767	4,773,243
Capital One Multi-Asset Execution Trust 2015-A3	2.463%(1 Mo. LIBOR + .40%) #	3/15/2023	2,740	2,752,467
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	619	611,199
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	4,977	4,886,879
Capital One Multi-Asset Execution Trust 2017-A6	2.29%	7/15/2025	2,674	2,594,153
Chase Issuance Trust 2016-A2 A	1.37%	6/15/2021	2,943	2,913,998
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	9,717	9,604,700
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/7/2022	3,978	3,895,888
Citibank Credit Card Issuance Trust 2018-A6	3.21%	12/7/2024	5,321	5,344,527
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	5,401	5,385,291
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	3,566	3,499,069
First National Master Note Trust 2017-2 A	2.503%(1 Mo. LIBOR + .44%) #	10/16/2023	2,550	2,553,394
GE Capital Credit Card Master Note Trust 2012-2 A	2.22%	1/15/2022	1,195	1,193,636
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	3,212	3,179,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Master Credit Card Trust II Series 2018-1A A†	2.559%(1 Mo. LIBOR + .49%) #	7/22/2024	$1,254	$1,254,934
MBNA Credit Card Master Note Trust 2004-A3	2.323%(1 Mo. LIBOR + .26%) #	8/16/2021	891	892,155

Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	550	545,019
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	5,076	5,029,829
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	847	844,445
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	3,905	3,810,431
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	693	678,870
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	2,150	2,110,586
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	967	951,016
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	2,595	2,529,857
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	999	971,944
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	379	379,950
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	8,256	8,213,340
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	1,112	1,099,368
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	2,704	2,620,937
World Financial Network Credit Card Master Trust 2017-A	2.12%	3/15/2024	3,444	3,391,474
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	2,885	2,864,286
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	1,048	1,030,967
Total				108,484,076

Home Equity 0.01%

New Century Home Equity Loan Trust 2005-A A6	4.705%	8/25/2035	74	75,098

Other 7.27%

Allegro CLO IV Ltd. 2016-1A†	3.739%(3 Mo. LIBOR + 1.40%) #	1/15/2029	418	418,794
ALM XIX Ltd. 2016 19A A1†	3.889%(3 Mo. LIBOR + 1.55%) #	7/15/2028	2,728	2,736,727
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.389%(3 Mo. LIBOR + 1.05%) #	1/28/2031	970	965,962
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.389%(3 Mo. LIBOR + 1.05%) #	1/28/2031	1,212	1,208,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.213%(1 Mo. LIBOR + 1.15%) #	6/15/2028	$1,020	$1,023,556
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.668%(3 Mo. LIBOR + 1.35%) #	12/5/2025	2,250	2,254,703
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	406	403,738
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	457	452,567
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	416	413,498
Avery Point V CLO Ltd. 2014-5A AR†	3.316%(3 Mo. LIBOR + .98%) #	7/17/2026	529	528,261
Birchwood Park CLO Ltd. 2014-1A AR†	3.519%(3 Mo. LIBOR + 1.18%) #	7/15/2026	1,500	1,500,348
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.223%(3 Mo. LIBOR + .89%) #	1/18/2029	938	938,029
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	859	855,681
CNH Equipment Trust 2015-C A3	1.66%	11/16/2020	325	323,587
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	819	818,969
CoreVest American Finance Trust 2018-1 A†	3.804%	6/15/2051	1,596	1,597,104
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	25	24,704
Dell Equipment Finance Trust 2016-1 B†	2.03%	7/22/2021	100	99,866
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	97	96,938
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	345	343,798
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	824	821,730
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	99	99,017
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031	2,768	2,776,968
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	1,657	1,658,497
DLL LLC 2018-1 A3†	3.10%	4/18/2022	3,362	3,367,790
DLL LLC 2018-1 A4†	3.27%	4/17/2026	2,007	2,010,197
DLL Securitization Trust 2017-A A2†	1.89%	7/15/2020	821	817,720
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	862	850,465
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	104	104,325
Dryden 30 Senior Loan Fund 2013-30A AR†	3.134%(3 Mo. LIBOR + .82%) #	11/15/2028	2,541	2,530,917
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.689%(3 Mo. LIBOR + 1.35%) #	10/15/2027	1,000	997,000
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	337	333,050
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	2,028	1,995,312
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.613%(1 Mo. LIBOR + 1.55%) #	3/15/2027	1,680	1,692,801
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.813%(1 Mo. LIBOR + 2.75%) #	3/15/2027	200	201,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Halcyon Loan Advisors Funding Ltd. 2015-2A A†	3.725%(3 Mo. LIBOR + 1.39%)	#	7/25/2027	$729	$731,774
Jamestown CLO VII Ltd. 2015-7A A1R†	3.165%(3 Mo. LIBOR + .83%)	#	7/25/2027	1,175	1,170,290
Jamestown CLO VII Ltd. 2015-7A A2R†	3.635%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	944	928,306
Madison Park Funding XXI Ltd. 2016-21A A1†	3.865%(3 Mo. LIBOR + 1.53%)	#	7/25/2029	816	820,552
Magnetite VII Ltd. 2012-7A A1R2†	3.139%(3 Mo. LIBOR + .80%)	#	1/15/2028	3,712	3,692,511
Magnetite XI Ltd. 2014-11A A1R†	3.453%(3 Mo. LIBOR + 1.12%)	#	1/18/2027	1,674	1,675,263
Magnetite XVIII Ltd. 2016-18A A†	3.714%(3 Mo. LIBOR + 1.40%)	#	11/15/2028	2,492	2,496,132
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.533%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	1,930	1,930,946
Mountain View CLO X Ltd. 2015-10A AR†	3.157%(3 Mo. LIBOR + .82%)	#	10/13/2027	1,724	1,718,113
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	303	294,642
N-Star REL CDO VIII Ltd. 2006-8A B†	2.534%(1 Mo. LIBOR + .42%)	#	2/1/2041	1,600	1,599,788
Navient Student Loan Trust 2018-1A A1†	2.255%(1 Mo. LIBOR + .19%)	#	3/25/2067	255	255,114
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,050,334
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	365,539
Oaktree CLO Ltd. 2015-1A A1R†	3.218%(3 Mo. LIBOR + .87%)	#	10/20/2027	769	769,283
OCP CLO Ltd. 2015-10A A2AR†	3.635%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	645	645,649
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.669%(3 Mo. LIBOR + 1.35%)	#	11/14/2026	2,564	2,566,267
OHA Loan Funding Ltd. 2015-1A AR†	3.724%(3 Mo. LIBOR + 1.41%)	#	8/15/2029	847	849,312
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	509	510,495
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	79	78,621
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	4,110	4,140,239
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	116	118,791
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.939%(3 Mo. LIBOR + .60%)	#	4/15/2026	2,521	2,517,444
Parallel Ltd. 2015-1A AR†	3.198%(3 Mo. LIBOR + .85%)	#	7/20/2027	2,054	2,055,342
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626	618,932
PFS Financing Corp. 2018-A A†	2.463%(1 Mo. LIBOR + .40%)	#	2/15/2022	593	593,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	$2,372	$2,354,652
Ready Capital Mortgage Financing LLC 2018-FL2 A†	2.915%(1 Mo. LIBOR + .85%) #	6/25/2035	2,695	2,696,704
SCF Equipment Leasing LLC 2018-1A A1†	2.81%	4/20/2021	2,198	2,198,472
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	2,992	2,995,361
Seneca Park CLO Ltd. 2014-1A AR†	3.456%(3 Mo. LIBOR + 1.12%) #	7/17/2026	750	750,265
SLM Private Education Loan Trust 2010-A 2A†	5.313%(1 Mo. LIBOR + 3.25%) #	5/16/2044	278	283,333
SLM Student Loan Trust 2011-1 A1	2.585%(1 Mo. LIBOR + .52%) #	3/25/2026	76	76,654
SoFi Professional Loan Program 2017-D A1FX†	1.72%	9/25/2040	905	899,607
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%	7/25/2040	527	523,260
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%	11/26/2040	1,857	1,833,709
Springleaf Funding Trust 2015-AA A†	3.16%	11/15/2024	107	107,517
Taco Bell Funding LLC 2016-1A A2I†	3.832%	5/25/2046	418	419,043
Thacher Park CLO Ltd. 2014-1A AR†	3.508%(3 Mo. LIBOR + 1.16%) #	10/20/2026	3,500	3,502,285
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.189%(3 Mo. LIBOR + 1.85%) #	1/15/2026	3,820	3,827,634
Towd Point Asset Trust 2018-SL1 A†	2.665%(1 Mo. LIBOR + .60%) #	1/25/2046	2,516	2,504,881
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.727%(1 Mo. LIBOR + .65%) #	1/20/2022	5,923	5,961,015
West CLO Ltd. 2014-2A A1AR†	3.209%(3 Mo. LIBOR + .87%) #	1/16/2027	3,602	3,604,954
Westgate Resorts LLC 2014-1A A†	2.15%	12/20/2026	86	85,706
Westgate Resorts LLC 2014-1A B†	3.25%	12/20/2026	200	200,068
WhiteHorse VIII Ltd. 2014-1A BR†	3.793%(3 Mo. LIBOR + 1.45%) #	5/1/2026	1,501	1,499,753
Total				108,780,731
Total Asset-Backed Securities (cost $356,141,868)				354,534,996

Shares (000)
COMMON STOCKS 0.00%

Electric: Power 0.00%

Eneva SA(a)	BRL	—	(b)	1,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Shares (000)		Fair Value
COMMON STOCKS 0.00%

Oil 0.00%

Dommo Energia SA(a)	BRL	40	$16,870
Templar Energy LLC Class A Units		10	10,827
Total			27,697
Total Common Stocks (cost $121,647)			28,709

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.12%

Electric: Power 0.05%

NRG Yield, Inc.†	3.25%	6/1/2020	$807	808,007

Energy Equipment & Services 0.01%

Tesla Energy Operations, Inc.	1.625%	11/1/2019	186	170,356

Real Estate Investment Trusts 0.06%

VEREIT, Inc.	3.75%	12/15/2020	870	880,820
Total Convertible Bonds (cost $1,859,412)				1,859,183

CORPORATE BONDS 34.17%

Aerospace/Defense 0.37%

Bombardier, Inc. (Canada)†(c)	6.00%	10/15/2022	25	25,250
Bombardier, Inc. (Canada)†(c)	8.75%	12/1/2021	1,112	1,234,320
Embraer Overseas Ltd.†	5.696%	9/16/2023	587	607,551
Embraer SA (Brazil)(c)	5.15%	6/15/2022	25	25,719
KLX, Inc.†	5.875%	12/1/2022	1,595	1,654,812
L3 Technologies, Inc.	4.95%	2/15/2021	109	112,575
Triumph Group, Inc.	4.875%	4/1/2021	257	247,362
United Technologies Corp.	3.35%	8/16/2021	488	489,692
United Technologies Corp.	3.65%	8/16/2023	1,162	1,167,059
Total				5,564,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.24%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(c)	3.875%	9/15/2024	$321	$314,399
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025	181	182,733
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	353	360,531
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	1,339	1,335,857
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	54	55,207
Delta Airlines 2011-1 Class A Pass Through Trust	5.30%	10/15/2020	387	391,728
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	201	203,001
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	27	28,378
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	632	649,433
Total				3,521,267

Auto Parts: Original Equipment 0.22%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	1,252	1,284,865
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,000	1,030,000
Titan International, Inc.	6.50%	11/30/2023	303	298,455
ZF North America Capital, Inc.†	4.00%	4/29/2020	669	675,076
Total				3,288,396

Automotive 1.60%

Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	472	502,680
Fiat Chrysler Automobiles NV (United Kingdom)(c)	5.25%	4/15/2023	200	203,750
Ford Motor Credit Co. LLC	3.096%	5/4/2023	317	297,511
Ford Motor Credit Co. LLC	4.14%	2/15/2023	528	520,618
Ford Motor Credit Co. LLC	2.979%	8/3/2022	500	475,957
Ford Motor Credit Co. LLC	3.339%	3/28/2022	443	428,621
Ford Motor Credit Co. LLC	5.875%	8/2/2021	2,473	2,584,639
Ford Motor Credit Co. LLC	8.125%	1/15/2020	5,822	6,169,825
General Motors Co.	4.875%	10/2/2023	799	818,567
General Motors Financial Co., Inc.	3.15%	6/30/2022	3,577	3,487,068
General Motors Financial Co., Inc.	3.20%	7/6/2021	905	893,477
General Motors Financial Co., Inc.	4.20%	3/1/2021	2,300	2,333,167
General Motors Financial Co., Inc.	4.375%	9/25/2021	1,574	1,603,519
Hyundai Capital America†	1.75%	9/27/2019	905	889,742
Hyundai Capital America†	2.00%	7/1/2019	107	106,012
Hyundai Capital America†	2.50%	3/18/2019	473	472,766
Hyundai Capital America†	3.25%	9/20/2022	636	621,897
Hyundai Capital America†	3.45%	3/12/2021	280	278,246
Hyundai Capital Services, Inc. (South Korea)†(c)	3.00%	8/29/2022	1,287	1,245,759
Total				23,933,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 6.86%

ABN AMRO Bank NV (Netherlands)†(c)	1.80%		9/20/2019	$800	$790,760
ABN AMRO Bank NV (Netherlands)†(c)	2.10%		1/18/2019	839	837,934
ABN AMRO Bank NV (Netherlands)(c)	6.25%		4/27/2022	4,533	4,870,699
Akbank Turk AS (Turkey)†(c)	5.00%		10/24/2022	600	488,331
ASB Bank Ltd. (New Zealand)†(c)	3.75%		6/14/2023	1,018	1,017,716
Associated Banc-Corp.	2.75%		11/15/2019	496	494,186
Associated Bank NA	3.50%		8/13/2021	995	994,756
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	3.00%		10/20/2020	417	412,926
Banco de Credito del Peru (Panama)†(c)	2.25%		10/25/2019	200	197,500
Banco Santander SA (Spain)(c)	3.848%		4/12/2023	800	787,489
Bank of America Corp.	2.328	%#(d)	10/1/2021	1,205	1,180,353
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%)	#	7/21/2021	797	783,272
Bank of America Corp.	3.004%(3 Mo. LIBOR + .95%)	#	12/20/2023	3,456	3,366,441
Bank of America Corp.	5.49%		3/15/2019	5,475	5,548,972
Bank of America Corp.	6.875%		11/15/2018	309	311,690
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021	1,791	2,057,814
BNP Paribas SA (France)†(c)	3.50%		3/1/2023	590	578,075
CIT Group, Inc.	3.875%		2/19/2019	24	24,162
CIT Group, Inc.	4.125%		3/9/2021	554	557,463
Citigroup, Inc.	2.876	%#(d)	7/24/2023	1,329	1,291,535
Citigroup, Inc.	2.90%		12/8/2021	693	683,093
Citigroup, Inc.	3.027%(3 Mo. LIBOR + .69%)	#	10/27/2022	1,114	1,115,195
Citigroup, Inc.	3.295%(3 Mo. LIBOR + .96%)	#	4/25/2022	210	213,201
Citigroup, Inc.	4.05%		7/30/2022	812	821,542
Citigroup, Inc.	8.50%		5/22/2019	391	407,021
Citizens Financial Group, Inc.†	4.15%		9/28/2022	2,658	2,665,322
Compass Bank	2.75%		9/29/2019	1,250	1,246,222
Credit Suisse AG	5.40%		1/14/2020	423	435,055
Credit Suisse AG (Switzerland)†(c)	6.50%		8/8/2023	1,214	1,301,113
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(c)	3.125%		12/10/2020	1,400	1,390,731
Discover Bank	3.35%		2/6/2023	477	466,538
Discover Bank	7.00%		4/15/2020	2,941	3,093,079
Discover Bank	8.70%		11/18/2019	796	842,857
Goldman Sachs Group, Inc. (The)	2.876	%#(d)	10/31/2022	1,868	1,827,539
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%)	#	6/5/2023	1,507	1,466,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	3.445%(3 Mo. LIBOR + 1.11%)	#	4/26/2022	$1,491	$1,509,909
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	1,077	1,130,930
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	1,643	1,698,218
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	515	550,832
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	739	774,302
Huntington Bancshares, Inc.	7.00%		12/15/2020	225	242,566
Huntington National Bank (The)	2.837%(3 Mo. LIBOR + .51%)	#	3/10/2020	770	772,764
Industrial & Commercial Bank of China Ltd.	3.093%(3 Mo. LIBOR + .75%)	#	11/8/2020	623	622,573
ING Bank NV (Netherlands)†(c)	2.45%		3/16/2020	250	247,679
ING Bank NV (Netherlands)(c)	4.125	%#(d)	11/21/2023	1,903	1,910,576
ING Bank NV (Netherlands)†(c)	5.80%		9/25/2023	559	594,651
Intesa Sanpaolo SpA (Italy)†(c)	3.125%		7/14/2022	667	620,079
Intesa Sanpaolo SpA (Italy)†(c)	3.375%		1/12/2023	509	468,452
Intesa Sanpaolo SpA (Italy)(c)	3.875%		1/15/2019	3,420	3,423,984
Intesa Sanpaolo SpA (Italy)†(c)	6.50%		2/24/2021	2,138	2,216,926
Lloyds Bank plc (United Kingdom)†(c)	6.50%		9/14/2020	2,951	3,106,327
Macquarie Bank Ltd. (Australia)†(c)	6.625%		4/7/2021	320	341,649
Macquarie Group Ltd. (Australia)†(c)	4.15	%#(d)	3/27/2024	1,393	1,394,372
Macquarie Group Ltd. (Australia)†(c)	6.00%		1/14/2020	619	640,145
Macquarie Group Ltd. (Australia)†(c)	7.625%		8/13/2019	324	337,224
Manufacturers & Traders Trust Co.	3.28%(1 Mo. LIBOR + 1.22%)	#	12/28/2020	346	346,177
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	3.535%		7/26/2021	959	963,099
Morgan Stanley	3.119%(3 Mo. LIBOR + .80%)	#	2/14/2020	1,337	1,340,035
Morgan Stanley	3.528%(3 Mo. LIBOR + 1.18%)	#	1/20/2022	1,300	1,320,394
Morgan Stanley	4.875%		11/1/2022	849	885,210
Morgan Stanley	5.50%		7/24/2020	300	312,527
Morgan Stanley	5.625%		9/23/2019	1,750	1,799,442
Morgan Stanley	7.30%		5/13/2019	167	172,134
National Savings Bank (Sri Lanka)†(c)	8.875%		9/18/2018	903	903,135
NBK SPC Ltd. (United Arab Emirates)†(c)	2.75%		5/30/2022	960	925,608
Nordea Bank AB (Sweden)†(c)	4.875%		5/13/2021	1,768	1,821,427
Popular, Inc.	7.00%		7/1/2019	806	827,158
QNB Finansbank AS (Turkey)†(c)	6.25%		4/30/2019	558	548,288
Royal Bank of Scotland Group plc (United Kingdom)(c)	3.498%(3 Mo. LIBOR + 1.48%)	#	5/15/2023	1,522	1,480,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%		12/15/2022	$435	$456,683
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.40%		10/21/2019	736	760,732
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%		8/5/2021	1,791	1,750,443
Santander UK Group Holdings plc (United Kingdom)(c)	3.373	%#(d)	1/5/2024	1,011	978,419
Santander UK Group Holdings plc (United Kingdom)(c)	3.571%		1/10/2023	1,294	1,266,654
Sberbank of Russia Via SB Capital SA (Luxembourg)(c)	4.15%		3/6/2019	2,539	2,519,196
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(c)	5.875%		6/24/2020	555	578,051
SVB Financial Group	5.375%		9/15/2020	70	72,888
Synovus Financial Corp.	3.125%		11/1/2022	1,470	1,409,362
Turkiye Halk Bankasi AS (Turkey)†(c)	3.875%		2/5/2020	418	311,452
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%		6/4/2019	1,619	1,322,835
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.625%		5/30/2022	821	609,025
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%		1/30/2023	806	583,339
UBS AG	7.625%		8/17/2022	2,422	2,697,502
UBS AG (United Kingdom)†(c)	2.45%		12/1/2020	1,200	1,178,152
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.65%		2/1/2022	921	894,224
UBS Group Funding Switzerland AG (Switzerland)†(c)	3.491%		5/23/2023	971	958,868
UBS Group Funding Switzerland AG (Switzerland)†(c)	3.53%(3 Mo. LIBOR + 1.22%)	#	5/23/2023	1,085	1,100,433
Wells Fargo & Co.	3.069%		1/24/2023	1,894	1,853,999
ZB N.A.	3.50%		8/27/2021	376	375,757
Total					102,494,985

Beverages 0.16%

Keurig Dr Pepper, Inc.	3.20%		11/15/2021	880	870,668
Keurig Dr Pepper, Inc.†	4.057%		5/25/2023	1,557	1,567,434
Total					2,438,102

Biotechnology Research & Production 0.06%

Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	888	899,100

Building Materials 0.48%

Boral Finance Pty Ltd. (Australia)†(c)	3.00%		11/1/2022	374	361,773
CPG Merger Sub LLC†	8.00%		10/1/2021	955	974,100
Griffon Corp.	5.25%		3/1/2022	1,961	1,941,978
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(c)	6.00%		12/30/2019	1,781	1,842,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Martin Marietta Materials, Inc.	2.96%(3 Mo. LIBOR + .65%) #	5/22/2020	$230	$230,991
Standard Industries, Inc.†	5.375%	11/15/2024	1,341	1,354,410
Summit Materials LLC/Summit Materials Finance Corp.	8.50%	4/15/2022	30	32,213
Vulcan Materials Co.	2.971%(3 Mo. LIBOR + .65%) #	3/1/2021	363	364,075
Total				7,101,834

Business Services 0.30%

APX Group, Inc.	8.75%	12/1/2020	2,278	2,283,695
Ashtead Capital, Inc.†	5.625%	10/1/2024	316	329,430
Chicago Parking Meters LLC†	5.489%	12/30/2020	334	331,811
Equifax, Inc.	3.60%	8/15/2021	429	428,612
IHS Markit Ltd. (United Kingdom)(c)	4.125%	8/1/2023	480	481,752
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	66	70,871
Total System Services, Inc.	4.00%	6/1/2023	506	509,684
Verisk Analytics, Inc.	4.875%	1/15/2019	41	41,291
Total				4,477,146

Chemicals 0.43%

Blue Cube Spinco LLC	9.75%	10/15/2023	177	201,559
Braskem Netherlands Finance BV (Netherlands)†(c)	3.50%	1/10/2023	375	350,160
Celanese US Holdings LLC	5.875%	6/15/2021	700	739,843
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.00%	7/19/2020	200	196,906
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	600	583,456
Equate Petrochemical BV (Netherlands)†(c)	3.00%	3/3/2022	200	193,976
Rayonier AM Products, Inc.†	5.50%	6/1/2024	517	495,198
Syngenta Finance NV (Netherlands)†(c)	3.698%	4/24/2020	700	700,648
Syngenta Finance NV (Netherlands)†(c)	3.933%	4/23/2021	826	828,512
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023	250	250,952
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	1,848	1,915,683
Total				6,456,893

Coal 0.06%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%	12/11/2022	744	744,364
Peabody Energy Corp.†	6.00%	3/31/2022	202	203,515
Total				947,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.62%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	$776	$778,705
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	3,222	3,385,057
Dell International LLC/EMC Corp.†	4.42%	6/15/2021	2,358	2,399,534
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	774	798,265
GCI LLC	6.75%	6/1/2021	582	589,828
Hewlett Packard Enterprise Co.	4.267%(3 Mo. LIBOR + 1.93%) #	10/5/2018	650	651,047
HT Global IT Solutions Holdings Ltd. (Mauritius)†(c)	7.00%	7/14/2021	700	713,300
Total				9,315,736

Computer Software 0.37%
BMC Software Finance, Inc.†	8.125%	7/15/2021	1,267	1,296,724
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	63	63,674
First Data Corp.†	7.00%	12/1/2023	1,631	1,701,133
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	825	835,576
Informatica LLC†	7.125%	7/15/2023	34	34,765
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	437	457,758
TIBCO Software, Inc.†	11.375%	12/1/2021	1,100	1,178,375
Total				5,568,005

Construction/Homebuilding 0.32%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	202	205,030
Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	1,872	1,887,912
Century Communities, Inc.	6.875%	5/15/2022	400	411,520
D.R. Horton, Inc.	3.75%	3/1/2019	40	40,080
M/I Homes, Inc.	6.75%	1/15/2021	2,026	2,081,472
William Lyon Homes, Inc.	7.00%	8/15/2022	173	176,676
Total				4,802,690

Containers 0.16%

OI European Group BV (Netherlands)†(c)	4.00%	3/15/2023	387	368,134
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	84	84,664
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,875	1,879,911
Total				2,332,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.52%

AmerisourceBergen Corp.	3.50%	11/15/2021	$256	$257,165
Bausch Health Cos, Inc.†	7.50%	7/15/2021	1,274	1,296,620
Bayer US Finance II LLC†	2.75%	7/15/2021	614	598,250
Bayer US Finance II LLC†	3.875%	12/15/2023	787	787,825
Bayer US Finance LLC†	2.375%	10/8/2019	200	198,474
Elanco Animal Health, Inc.†	3.912%	8/27/2021	464	465,668
Elanco Animal Health, Inc.†	4.272%	8/28/2023	665	668,517
Express Scripts Holding Co.	4.75%	11/15/2021	451	466,484
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	1,246	1,324,012
Teva Pharmaceutical Finance Co. BV (Curacao)(c)	3.65%	11/10/2021	179	173,811
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.70%	7/19/2019	663	651,912
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	2.20%	7/21/2021	955	893,570
Total				7,782,308

Electric: Power 1.94%

AES Corp. (The)	4.875%	5/15/2023	637	648,148
Ausgrid Finance Pty Ltd. (Australia)†(c)	3.85%	5/1/2023	2,099	2,103,213
Dominion Energy, Inc.	2.962%	7/1/2019	519	519,641
Dominion Energy, Inc.	4.104%	4/1/2021	1,478	1,497,087
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	310	328,136
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	456	479,863
Enel Finance International NV (Netherlands)†(c)	2.75%	4/6/2023	1,010	956,510
Enel Finance International NV (Netherlands)†(c)	2.875%	5/25/2022	2,050	1,973,097
Exelon Generation Co. LLC	3.40%	3/15/2022	151	150,390
Exelon Generation Co. LLC	4.25%	6/15/2022	35	35,752
Jersey Central Power & Light Co.†	4.70%	4/1/2024	610	637,129
Jersey Central Power & Light Co.	7.35%	2/1/2019	1,537	1,566,051
Metropolitan Edison Co.	7.70%	1/15/2019	300	305,420
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	127	129,497
Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018	2,700	2,700,280
Origin Energy Finance Ltd. (Australia)†(c)	5.45%	10/14/2021	2,077	2,164,804
Pacific Gas & Electric Co.	2.541%(3 Mo. LIBOR + .23%) #	11/28/2018	346	345,495
Pennsylvania Electric Co.	5.20%	4/1/2020	319	326,539
PNM Resources, Inc.	3.25%	3/9/2021	546	542,826
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	2,739	2,840,646
PSEG Power LLC	3.85%	6/1/2023	1,446	1,447,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

PSEG Power LLC	5.125%	4/15/2020	$45	$46,225
Puget Energy, Inc.	6.00%	9/1/2021	759	809,365
San Diego Gas & Electric Co.	1.914%	2/1/2022	272	265,585
SCANA Corp.	4.125%	2/1/2022	1,093	1,082,151
SCANA Corp.	4.75%	5/15/2021	1,777	1,796,384
SCANA Corp.	6.25%	4/1/2020	786	812,792
Sempra Energy	2.839%(3 Mo. LIBOR + .50%) #	1/15/2021	716	716,610
South Carolina Electric & Gas Co.	6.50%	11/1/2018	207	208,140
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	1,220	1,197,920
TECO Finance, Inc.	5.15%	3/15/2020	335	344,045
Total				28,977,186

Electrical Equipment 0.67%

Analog Devices, Inc.	2.85%	3/12/2020	83	82,740
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%	1/15/2020	1,567	1,550,739
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	1,435	1,358,923
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	909	886,998
Marvell Technology Group Ltd.	4.20%	6/22/2023	953	957,630
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.875%	9/1/2022	563	559,481
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/1/2021	1,258	1,262,718
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	3,297	3,354,697
Total				10,013,926

Electronics 0.17%

PerkinElmer, Inc.	5.00%	11/15/2021	427	440,816
Tech Data Corp.	3.70%	2/15/2022	1,144	1,129,291
Trimble, Inc.	4.15%	6/15/2023	1,007	1,011,810
Total				2,581,917

Engineering & Contracting Services 0.04%

StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	515	556,200

Entertainment 0.31%

Eldorado Resorts, Inc.	7.00%	8/1/2023	500	527,900
Scientific Games International, Inc.	6.25%	9/1/2020	674	674,000
Scientific Games International, Inc.	6.625%	5/15/2021	1,149	1,143,255
Scientific Games International, Inc.	10.00%	12/1/2022	1,907	2,023,995
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	182	182,910
WMG Acquisition Corp.†	5.625%	4/15/2022	43	43,806
Total				4,595,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.49%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	5/26/2022	$273	$268,994
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.75%	5/15/2019	176	177,026
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.25%	7/1/2020	1,038	1,051,610
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.625%	10/30/2020	442	452,166
Aircastle Ltd.	5.00%	4/1/2023	1,305	1,358,375
Aircastle Ltd.	5.125%	3/15/2021	3,668	3,800,965
Aircastle Ltd.	5.50%	2/15/2022	2,548	2,675,757
Aircastle Ltd.	7.625%	4/15/2020	530	565,012
Discover Financial Services	5.20%	4/27/2022	3,557	3,700,913
E*TRADE Financial Corp.	2.95%	8/24/2022	776	755,339
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	2.342%	11/15/2020	281	275,328
General Electric Co./LJ VP Holdings LLC†	3.80%	6/18/2019	534	537,923
International Lease Finance Corp.	5.875%	4/1/2019	1,672	1,699,286
International Lease Finance Corp.	6.25%	5/15/2019	1,149	1,174,635
International Lease Finance Corp.†	7.125%	9/1/2018	1,737	1,737,000
International Lease Finance Corp.	8.25%	12/15/2020	2,944	3,234,016
International Lease Finance Corp.	8.625%	1/15/2022	2,214	2,537,844
Jefferies Financial Group, Inc.	5.50%	10/18/2023	639	664,767
Jefferies Group LLC	6.875%	4/15/2021	583	628,667
Jefferies Group LLC	8.50%	7/15/2019	4,428	4,635,513
Lazard Group LLC	4.25%	11/14/2020	764	778,329
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	1,372	1,426,880
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	920	922,300
Navient Corp.	5.00%	10/26/2020	1,338	1,344,971
Navient Corp.	5.875%	3/25/2021	228	234,053
Navient Corp.	6.625%	7/26/2021	356	371,575
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	157	162,103
Total				37,171,347

Food 0.23%

B&G Foods, Inc.	4.625%	6/1/2021	589	587,528
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	2,209	2,244,896
Smithfield Foods, Inc.†	2.70%	1/31/2020	386	380,442
Smithfield Foods, Inc.†	3.35%	2/1/2022	226	218,675
Total				3,431,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.63%

Becton Dickinson & Co.	3.209%(3 Mo. LIBOR + .88%) #	12/29/2020	$681	$682,367
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	1,564	1,618,740
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	129	141,900
Life Technologies Corp.	5.00%	1/15/2021	5,294	5,444,249
Life Technologies Corp.	6.00%	3/1/2020	1,183	1,229,526
Zimmer Biomet Holdings, Inc.	3.70%	3/19/2023	278	278,706
Total				9,395,488

Health Care Services 0.87%

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	1,796	1,818,450
Centene Corp.	5.625%	2/15/2021	2,820	2,883,450
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	474	481,110
Envision Healthcare Corp.†	6.25%	12/1/2024	435	466,537
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	123	124,271
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,234,416
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	118	123,734
Universal Health Services, Inc.†	3.75%	8/1/2019	705	707,644
Universal Health Services, Inc.†	4.75%	8/1/2022	3,104	3,135,040
Total				12,974,652

Household Equipment/Products 0.34%

Newell Brands, Inc.	3.15%	4/1/2021	659	649,573
Newell Brands, Inc.	3.85%	4/1/2023	3,887	3,819,467
Newell Brands, Inc.	2.875%	12/1/2019	139	138,442
Newell Brands, Inc.	5.00%	11/15/2023	242	244,548
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	165	168,300
Spectrum Brands, Inc.	6.625%	11/15/2022	89	91,781
Total				5,112,111

Insurance 0.40%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	920	956,800
Assurant, Inc.	4.20%	9/27/2023	838	840,860
AXA Equitable Holdings, Inc.†	3.90%	4/20/2023	1,084	1,081,608
CNA Financial Corp.	5.875%	8/15/2020	600	629,248
CNO Financial Group, Inc.	4.50%	5/30/2020	99	100,732
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	320	331,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

Protective Life Corp.	7.375%	10/15/2019	$225	$235,586
Willis North America, Inc.	7.00%	9/29/2019	1,005	1,043,538
Willis Towers Watson plc (United Kingdom)(c)	5.75%	3/15/2021	284	297,765
WR Berkley Corp.	5.375%	9/15/2020	470	486,989
Total				6,004,435

Investment Management Companies 0.02%

Huarong Finance Co. Ltd.	4.00%	7/17/2019	250	250,014

Leasing 0.11%

Aviation Capital Group LLC†	3.875%	5/1/2023	706	705,461
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%	1/15/2023	159	163,770
DAE Funding LLC†	4.00%	8/1/2020	397	395,015
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.25%	8/15/2022	333	340,493
Total				1,604,739

Leisure 0.37%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	3,364	3,523,790
NCL Corp. Ltd.†	4.75%	12/15/2021	334	336,923
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	1,107	1,169,349
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	498	543,442
Total				5,573,504

Lodging 0.10%

Hyatt Hotels Corp.†	6.875%	8/15/2019	50	51,660
Studio City Co., Ltd. (Macau)†(c)	7.25%	11/30/2021	481	494,228
Studio City Finance Ltd. (Hong Kong)†(c)	8.50%	12/1/2020	505	511,817
Wyndham Destinations, Inc.	5.625%	3/1/2021	398	408,945
Total				1,466,650

Machinery: Agricultural 0.17%

Bunge Ltd. Finance Corp.	8.50%	6/15/2019	32	33,339
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	2,394	2,488,636
Total				2,521,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.47%

CNH Industrial Capital LLC	4.20%	1/15/2024		$498	$499,761
CNH Industrial Capital LLC	4.375%	11/6/2020		289	293,335
CNH Industrial Capital LLC	4.375%	4/5/2022		1,563	1,587,226
CNH Industrial Capital LLC	4.875%	4/1/2021		1,170	1,199,250
CNH Industrial NV (United Kingdom)(c)	4.50%	8/15/2023		1,303	1,333,203
Nvent Finance Sarl (Luxembourg)†(c)	3.95%	4/15/2023		1,308	1,303,987
Roper Technologies, Inc.	3.65%	9/15/2023		833	834,537
Total					7,051,299

Manufacturing 0.21%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		859	869,738
General Electric Co.	5.50%	1/8/2020		326	336,525
Pentair Finance Sarl (Luxembourg)(c)	2.65%	12/1/2019		1,999	1,982,951
Total					3,189,214

Media 1.15%

Altice Financing SA (Luxembourg)†(c)	6.625%	2/15/2023		1,025	1,033,958
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%	2/1/2024		1,105	1,116,750
Cox Communications, Inc.†	2.95%	6/30/2023		1,607	1,524,465
Cox Communications, Inc.†	3.25%	12/15/2022		4,293	4,180,834
CSC Holdings LLC†	10.125%	1/15/2023		914	1,003,115
Myriad International Holdings BV (Netherlands)†(c)	6.00%	7/18/2020		1,825	1,907,034
NBCUniversal Enterprise, Inc.†	5.25%	—	(e)	4,180	4,242,700
Sky plc (United Kingdom)†(c)	9.50%	11/15/2018		250	253,304
Time Warner Cable LLC	8.25%	4/1/2019		963	991,845
Time Warner Cable LLC	8.75%	2/14/2019		431	442,053
Viacom, Inc.	2.75%	12/15/2019		171	169,486
Virgin Media Finance plc (United Kingdom)†(c)	6.375%	4/15/2023		318	329,130
Total					17,194,674

Metal Fabricating 0.03%

Zekelman Industries, Inc.†	9.875%	6/15/2023		423	460,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 2.02%

Anglo American Capital plc (United Kingdom)†(c)	3.75%	4/10/2022	$2,110	$2,095,033
Anglo American Capital plc (United Kingdom)†(c)	4.125%	4/15/2021	400	403,578
Anglo American Capital plc (United Kingdom)†(c)	4.125%	9/27/2022	1,289	1,294,606
Ausdrill Finance Pty Ltd. (Australia)†(c)	6.875%	11/1/2019	1,500	1,503,750
Century Aluminum Co.†	7.50%	6/1/2021	395	398,950
First Quantum Minerals Ltd. (Canada)†(c)	7.00%	2/15/2021	1,150	1,139,938
Freeport-McMoRan, Inc.	6.875%	2/15/2023	308	330,330
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022	2,555	2,571,435
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%	11/15/2021	4,581	4,728,503
Glencore Funding LLC†	2.50%	1/15/2019	213	213,094
Glencore Funding LLC†	3.00%	10/27/2022	225	215,969
Glencore Funding LLC†	3.125%	4/29/2019	2,551	2,543,013
Glencore Funding LLC†	4.125%	5/30/2023	225	224,039
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021	2,102	2,100,705
Goldcorp, Inc. (Canada)(c)	3.70%	3/15/2023	360	358,092
Hecla Mining Co.	6.875%	5/1/2021	339	342,915
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023	521	532,723
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	483	533,715
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021	257	266,481
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	1,044	1,077,930
Lundin Mining Corp. (Canada)†(c)	7.875%	11/1/2022	1,265	1,325,087
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022	1,473	1,314,652
Newmont Mining Corp.	3.50%	3/15/2022	326	324,871
Newmont Mining Corp.	5.125%	10/1/2019	1,283	1,308,762
Teck Resources Ltd. (Canada)†(c)	8.50%	6/1/2024	2,793	3,072,300
Total				30,220,471

Natural Gas 0.05%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	273	278,814
National Fuel Gas Co.	3.75%	3/1/2023	153	151,842
National Fuel Gas Co.	4.90%	12/1/2021	246	253,033
Total				683,689

Office Furniture & Business Equipment 0.02%

Xerox Corp.	3.625%	3/15/2023	127	120,140
Xerox Corp.	5.625%	12/15/2019	200	205,520
Total				325,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 3.09%

Afren plc (United Kingdom)†(c)(f)	6.625%	12/9/2020	$195	$687
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	195	687
Afren plc (United Kingdom)†(c)(f)	11.50%	2/1/2016	390	1,374
Anadarko Petroleum Corp.	4.85%	3/15/2021	488	503,438
Andeavor	5.375%	10/1/2022	113	115,393
Antero Resources Corp.	5.125%	12/1/2022	2,570	2,608,550
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	295	303,835
Canadian Oil Sands Ltd. (Canada)†(c)	9.40%	9/1/2021	125	142,345
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,580	1,623,450
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	506	507,898
Cenovus Energy, Inc. (Canada)(c)	5.70%	10/15/2019	900	921,938
Chaparral Energy, Inc.†	8.75%	7/15/2023	1,580	1,576,050
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(c)	4.50%	10/3/2023	500	514,636
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(c)	2.625%	5/5/2020	1,000	987,627
CNX Resources Corp.	5.875%	4/15/2022	520	521,274
CNX Resources Corp.	8.00%	4/1/2023	940	994,341
Continental Resources, Inc.	4.50%	4/15/2023	549	561,975
Continental Resources, Inc.	5.00%	9/15/2022	3,335	3,379,988
Devon Energy Corp.	2.25%	12/15/2018	300	299,665
Devon Energy Corp.	6.30%	1/15/2019	134	135,449
Diamondback Energy, Inc.	4.75%	11/1/2024	667	673,670
Eclipse Resources Corp.	8.875%	7/15/2023	961	980,220
Encana Corp. (Canada)(c)	6.50%	5/15/2019	3,025	3,096,035
Eni SpA (Italy)†(c)	4.15%	10/1/2020	600	606,855
Equinor ASA (Norway)†(c)	7.875%	12/9/2022	1,000	1,168,195
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(c)	6.51%	3/7/2022	700	733,587
Gulfport Energy Corp.	6.625%	5/1/2023	654	670,350
Harvest Operations Corp. (Canada)†(c)	4.20%	6/1/2023	250	253,881
HighPoint Operating Corp.	7.00%	10/15/2022	133	133,665
Motiva Enterprises LLC†	5.75%	1/15/2020	891	915,437
Newfield Exploration Co.	5.75%	1/30/2022	1,100	1,166,000
Nexen Energy ULC (Canada)(c)	6.20%	7/30/2019	74	76,036
Oasis Petroleum, Inc.	6.875%	3/15/2022	2,826	2,882,520
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	225	5
Petrobras Global Finance BV (Netherlands)(c)	6.125%	1/17/2022	202	206,747
Petroleos Mexicanos (Mexico)(c)	3.50%	1/30/2023	1,714	1,619,473
Petroleos Mexicanos (Mexico)(c)	4.625%	9/21/2023	3,045	3,000,238
Petroleos Mexicanos (Mexico)(c)	8.00%	5/3/2019	862	887,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Phillips 66	2.911%(3 Mo. LIBOR + .60%) #	2/26/2021	$362	$362,487
Phillips 66†	2.989%(3 Mo. LIBOR + .65%) #	4/15/2019	373	373,184
Pioneer Natural Resources Co.	7.50%	1/15/2020	101	106,856
Range Resources Corp.	5.00%	8/15/2022	540	534,600
Range Resources Corp.	5.75%	6/1/2021	1,133	1,164,157
Range Resources Corp.	5.875%	7/1/2022	267	271,005
Ras Laffan Liquefied Natural Gas Co. Ltd. 3(Qatar)†(c)	6.75%	9/30/2019	1,150	1,194,360
Resolute Energy Corp.	8.50%	5/1/2020	822	822,514
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	549	609,390
Sanchez Energy Corp.	6.125%	1/15/2023	492	280,268
Seven Generations Energy Ltd. (Canada)†(c)	6.75%	5/1/2023	1,660	1,722,250
Seven Generations Energy Ltd. (Canada)†(c)	6.875%	6/30/2023	1,343	1,403,435
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	2,000	1,999,120
Sinopec Group Overseas Development 2016 Ltd. (China)†(c)	2.125%	5/3/2019	561	557,219
Total				46,172,003

Oil: Crude Producers 3.80%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	709	724,846
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	982	1,017,597
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	2,501	2,657,312
Boardwalk Pipelines LP	5.75%	9/15/2019	125	128,116
Buckeye Partners LP	4.875%	2/1/2021	510	519,887
Buckeye Partners LP	5.50%	8/15/2019	75	76,595
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	1,933	1,927,899
Enable Midstream Partners LP	2.40%	5/15/2019	1,000	995,552
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	1,937	2,003,901
Enbridge Energy Partners LP	5.20%	3/15/2020	133	136,609
Enbridge Energy Partners LP	9.875%	3/1/2019	2,798	2,887,267
Energy Transfer Equity LP	4.25%	3/15/2023	2,099	2,110,125
Energy Transfer Partners LP	4.65%	6/1/2021	400	410,657
Energy Transfer Partners LP	9.00%	4/15/2019	4,327	4,492,324
Energy Transfer Partners LP	9.70%	3/15/2019	3,152	3,269,733
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	800	830,583
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	320	322,465
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	334	346,113
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	1,495	1,545,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Gulf South Pipeline Co. LP	4.00%	6/15/2022	$629	$628,411
Kinder Morgan Energy Partners LP	5.00%	10/1/2021	1,333	1,389,567
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	1,667	1,729,796
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	1,426	1,503,875
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	1,646	1,729,678
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	2,182	2,290,362
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	344	352,387
Kinder Morgan, Inc.†	5.00%	2/15/2021	283	293,239
Kinder Morgan, Inc.†	5.625%	11/15/2023	361	387,049
Kinder Morgan, Inc.	6.50%	9/15/2020	666	706,009
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	973,129
MPLX LP	5.50%	2/15/2023	3,464	3,547,012
NGPL PipeCo LLC†	4.375%	8/15/2022	203	205,284
Northern Natural Gas Co.†	4.25%	6/1/2021	276	281,503
ONEOK Partners LP	8.625%	3/1/2019	363	373,034
Rockies Express Pipeline LLC†	6.00%	1/15/2019	185	187,013
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	5,180	5,404,819
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	6,473	6,929,230
Spectra Energy Partners LP	4.60%	6/15/2021	297	305,185
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	506,654
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	738,467
Total				56,864,301

Oil: Integrated Domestic 0.19%

National Oilwell Varco, Inc.	2.60%	12/1/2022	1,645	1,577,338
SESI LLC	7.125%	12/15/2021	1,126	1,144,297
TechnipFMC plc (United Kingdom)(c)	3.45%	10/1/2022	72	70,658
Total				2,792,293

Real Estate Investment Trusts 0.79%

Agile Group Holdings Ltd. (China)(c)	9.00%	5/21/2020	500	523,631
Brixmor Operating Partnership LP	3.875%	8/15/2022	1,527	1,525,797
Country Garden Holdings Co. Ltd. (China)(c)	7.50%	3/9/2020	446	457,167
DDR Corp.	4.625%	7/15/2022	489	503,149
EPR Properties	5.25%	7/15/2023	172	178,003
EPR Properties	5.75%	8/15/2022	979	1,032,691
HCP, Inc.	4.25%	11/15/2023	111	112,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Healthcare Trust of America Holdings LP	2.95%	7/1/2022	$228	$222,026
Highwoods Realty LP	3.20%	6/15/2021	155	153,058
Kilroy Realty LP	6.625%	6/1/2020	440	463,260
Reckson Operating Partnership LP	7.75%	3/15/2020	850	902,464
Senior Housing Properties Trust	3.25%	5/1/2019	942	942,288
SL Green Operating Partnership LP	3.25%	10/15/2022	127	123,936
SL Green Realty Corp.	4.50%	12/1/2022	1,247	1,269,974
VEREIT Operating Partnership LP	3.00%	2/6/2019	2,761	2,760,706
VEREIT Operating Partnership LP	4.125%	6/1/2021	329	333,396
Weyerhaeuser Co.	4.70%	3/15/2021	292	301,209
Weyerhaeuser Co.	7.375%	10/1/2019	68	71,090
Total				11,876,051

Retail 0.02%

Dollar Tree, Inc.	3.70%	5/15/2023	334	331,860

Savings & Loan 0.02%

People’s United Financial, Inc.	3.65%	12/6/2022	370	368,837

Technology 0.27%

Alibaba Group Holding Ltd. (China)(c)	2.80%	6/6/2023	478	463,844
Baidu, Inc. (China)(c)	2.75%	6/9/2019	200	199,366
Baidu, Inc. (China)(c)	3.50%	11/28/2022	650	642,063
Baidu, Inc. (China)(c)	3.875%	9/29/2023	1,948	1,946,697
eBay, Inc.	2.823%(3 Mo. LIBOR + .48%) #	8/1/2019	640	641,360
VeriSign, Inc.	4.625%	5/1/2023	109	111,093
Total				4,004,423

Telecommunications 0.25%

GTH Finance BV (Netherlands)†(c)	6.25%	4/26/2020	200	202,901
T-Mobile USA, Inc.	6.00%	4/15/2024	1,352	1,406,080
Vodafone Group plc (United Kingdom)(c)	3.329%(3 Mo. LIBOR + .99%) #	1/16/2024	866	868,204
Vodafone Group plc (United Kingdom)(c)	3.75%	1/16/2024	1,273	1,263,696
Total				3,740,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Toys 0.01%

Mattel, Inc.	2.35%	8/15/2021	$178	$161,090

Transportation: Miscellaneous 0.12%

Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%	5/2/2023	622	621,559
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	819	840,499
XPO Logistics, Inc.†	6.50%	6/15/2022	287	297,538
Total				1,759,596

Utilities 0.02%

United Utilities plc (United Kingdom)(c)	5.375%	2/1/2019	233	235,129

Wholesale 0.01%

HD Supply, Inc.†	5.75%	4/15/2024	181	190,729
Total Corporate Bonds (cost $515,624,475)				510,779,503

FLOATING RATE LOANS(g) 2.86%

Aerospace/Defense 0.01%

Gol Luxco S.A. Term Loan (Luxembourg)(c)	6.50%(6 Mo. LIBOR + 6.50%)	8/31/2020	136	139,570

Auto Parts: Original Equipment 0.01%

Federal-Mogul Corp. 2014 Tranche C Term Loan	5.81%(1 Mo. LIBOR + 3.75%)	4/15/2021	165	166,129

Chemicals 0.16%

Celanese U.S. Holdings LLC Term Loan	3.582%(3 Mo. LIBOR + 1.50%)	7/15/2021	1,568	1,568,801
FMC Corp. Term Loan A	3.326%(1 Mo. LIBOR + 1.25%)	4/21/2020	80	80,150	(h)
Mosaic Company (The) Term Loan	3.576%(1 Mo. LIBOR + 1.50%)	11/18/2021	708	706,513	(h)
Sherwin-Williams Company (The) Term Loan A	3.321%(1 Mo. LIBOR + 1.25%)	4/13/2021	34	34,125	(h)
Total				2,389,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.35%

BMC Software Finance, Inc. Initial Dollar Term Loan B2	5.326%(1 Mo. LIBOR + 3.25%)		9/10/2022	$1,111	$1,113,303
Dell International LLC Replacement Term Loan A2	3.83%(1 Mo. LIBOR + 1.75%)		9/7/2021	1,749	1,750,026
Dell International LLC Replacement Term Loan A3	3.58%(1 Mo. LIBOR + 1.50%)		12/31/2018	2,356	2,357,746
Total					5,221,075

Containers 0.03%

Ball Corp. Dollar Term Loan A	3.576%(1 Mo. LIBOR + 1.50%)		3/18/2021	463	463,512

Electrical Equipment 0.21%

Analog Devices, Inc. Three Year Term Loan	3.205%(1 Mo. LIBOR + 1.13%)		9/23/2019	722	723,183	(h)
Marvell Technology Group Ltd Term Loan A	3.465%(1 Mo. LIBOR + 1.38%)		6/4/2021	2,428	2,435,587	(h)
Total					3,158,770

Electrical: Household 0.03%

Energizer Holdings, Inc. Bridge Term Loan	—	(i)	5/18/2019	510	510,000

Entertainment 0.03%

GLP Capital, LP Incremental Tranche A1 Term Loan	3.577%(1 Mo. LIBOR + 1.50%)		7/31/2020	136	134,275
Yonkers Racing Corp. 1st Lien Initial Term Loan	5.33%(1 Mo. LIBOR + 3.25%)		5/31/2024	236	236,826
Total					371,101

Food 0.06%

Pinnacle Foods Finance LLC Initial Term Loan B	3.832%(3 Mo. LIBOR + 1.75%)		2/2/2024	861	862,592

Health Care Products 0.13%

Zimmer Biomet Holdings, Inc. Term Loan	3.326%(1 Mo. LIBOR + 1.25%)		9/30/2019	1,412	1,415,630	(h)
Zimmer Holdings, Inc. Term Loan	3.451%(1 Mo. LIBOR + 1.38%)		5/29/2019	461	461,082	(h)
Total					1,876,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.04%

RPI Finance Trust Term Loan A4	3.834%(3 Mo. LIBOR + 1.50%)		5/4/2022	$595	$595,011

Machinery: Industrial/Specialty 0.02%

Flowserve Corp. 2012 Term Loan	3.834%(3 Mo. LIBOR + 1.50%)		10/14/2020	338	338,555	(h)

Manufacturing 0.04%

Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(c)	3.423%(2 Mo. LIBOR + 1.25%)		3/2/2020	511	510,148

Media 0.10%

Discovery Communications, LLC Tranche 1 Term Loan	3.669%(2 Mo. LIBOR + 1.50%)		3/5/2021	822	824,581	(h)
Unitymedia Hessen GmbH & Co. KG Facility B Term Loan	—	(i)	9/30/2025	670	669,541
Total					1,494,122

Metal Fabricating 0.01%

Doncasters US Finance LLC 2nd Lien Term Loan	10.584%(3 Mo. LIBOR + 8.25%)		10/9/2020	141	114,738

Miscellaneous 0.09%

Rockwell Collins, Inc. Term Loan	3.317%(1 Mo. LIBOR + 1.25%)		12/16/2019	961	959,018	(h)
Utex Industries, Inc. 1st Lien Initial Term Loan	6.076%(1 Mo. LIBOR + 4.00%)		5/21/2021	262	260,459
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.326%(1 Mo. LIBOR + 7.25%)		5/20/2022	111	109,578
Total					1,329,055

Oil 0.02%

Petroleos Mexicanos Term Loan (Mexico)(c)	2.91%(1 Mo. LIBOR + 0.85%)		2/14/2020	305	303,094	(h)

Oil: Crude Producers 0.02%

Buckeye Partners LP Delayed Draw Term Loan	3.43%(1 Mo. LIBOR + 1.35%)		9/30/2019	317	316,208	(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.48%

American Tower Corporation 2017 Term Loan	3.33%(1 Mo. LIBOR + 1.25%)	1/31/2023		$5,120	$5,120,000	(h)
Invitation Homes Operating Partnership LP Initial Term Loan	3.777%(1 Mo. LIBOR + 1.70%)	2/6/2022		2,149	2,111,392
Total					7,231,392

Retail 0.47%

Panera Bread Co. Term Loan	3.875%(1 Mo. LIBOR + 1.75%)	7/18/2022		1,794	1,755,986
PVH Corp. Tranche A Term Loan	3.56%(1 Mo. LIBOR + 1.50%)	5/19/2021		5,297	5,296,295
Total					7,052,281

Technology 0.00%

Symantec Corp. Term Loan A2	3.625%(1 Mo. LIBOR + 1.50%)	8/1/2019		38	37,406

Telecommunications 0.55%

AT&T Inc. Advance Tranche A Term Loan	3.202%(1 Mo. LIBOR + 1.13%)	12/14/2020		4,996	4,992,877
AT&T Inc. Advance Tranche B Term Loan	3.327%(3 Mo. LIBOR + 1.25%)	12/14/2022		3,271	3,268,269
Total					8,261,146
Total Floating Rate Loans (cost $42,753,315)					42,742,206

FOREIGN GOVERNMENT OBLIGATIONS 0.36%

Argentina 0.16%

Provincia de Buenos Aires†(c)	9.375%	9/14/2018		191	191,239
Republic of Argentina(a)	3.375%	1/15/2023	EUR	625	557,187
Republic of Argentina(c)	4.625%	1/11/2023		$1,053	832,002
Republic of Argentina(c)	6.25%	4/22/2019		828	811,440
Total					2,391,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Brunei 0.08%

Government of Bermuda†	4.138%		1/3/2023	$600	$608,580
Government of Bermuda†	4.854%		2/6/2024	500	519,400
Total					1,127,980

Indonesia 0.04%

Perusahaan Penerbit SBSN†(c)	3.40%		3/29/2022	270	266,085
Perusahaan Penerbit SBSN†(c)	3.75%		3/1/2023	405	399,856
Total					665,941

Qatar 0.04%

State of Qatar†(c)	5.25%		1/20/2020	516	531,093

Sri Lanka 0.04%

Republic of Sri Lanka†(c)	5.75%		4/18/2023	620	605,945
Total Foreign Government Obligations (cost $5,796,719)					5,322,827

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.22%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.542	%#(j)	10/25/2030	115	114,538
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.009	%#(j)	1/25/2047	2,032	2,031,530
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.941	%#(j)	6/25/2047	200	200,952
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.474	%#(j)	5/25/2045	360	360,576
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.089	%#(j)	10/25/2047	47	46,932
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.681	%#(j)	11/25/2047	3,624	3,579,037
Federal Home Loan Mortgage Corp. K061 X1 IO	0.304	%#(j)	11/25/2026	15,426	220,171
Federal Home Loan Mortgage Corp. Q001 XA IO	2.28	%#(j)	2/25/2032	1,411	208,907
Government National Mortgage Assoc. 2013-162 A	2.75	%#(j)	9/16/2046	91	88,350
Government National Mortgage Assoc. 2013-171 IO	0.889	%#(j)	6/16/2054	6,373	287,817
Government National Mortgage Assoc. 2013-193 IO	0.924	%#(j)	1/16/2055	2,395	109,380
Government National Mortgage Assoc. 2014-112 A	3.00	%#(j)	1/16/2048	275	266,882
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	504	493,546
Government National Mortgage Assoc. 2014-15 IO	0.761	%#(j)	8/16/2054	5,776	226,124
Government National Mortgage Assoc. 2014-64 IO	1.168	%#(j)	12/16/2054	36,143	2,078,852
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	23	21,679
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	128	127,352
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	214	211,047
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(j)	5/16/2054	300	291,649
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(j)	8/16/2055	178	174,989
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	1,041	1,001,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-168 AS	2.70%	8/16/2058	$3,393	$3,281,824
Government National Mortgage Assoc. 2017-44 AD	2.65%	11/17/2048	1,289	1,237,603
Government National Mortgage Assoc. 2017-51 AS	2.75%	4/16/2058	1,613	1,552,693
Government National Mortgage Assoc. 2017-53 B	2.75%	3/16/2050	2,005	1,936,412
Government National Mortgage Assoc. 2017-54 AD	2.75%	1/16/2057	1,898	1,835,788
Government National Mortgage Assoc. 2017-61 A	2.60%	8/16/2058	984	942,854
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	1,669	1,605,025
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	1,095	1,048,274
Government National Mortgage Assoc. 2017-72 AM	2.60%	9/16/2051	679	649,054
Government National Mortgage Assoc. 2017-74 AS	2.60%	10/16/2057	681	649,872
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	1,358	1,296,157
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	1,270	1,229,478
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	1,065	1,025,784
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	1,483	1,427,267
Government National Mortgage Assoc. 2017-92 AS	2.75%	6/16/2058	1,350	1,306,896
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $35,254,766)				33,166,570

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.54%

Federal Home Loan Mortgage Corp.	3.136%(12 Mo. LIBOR + 1.64%) #	11/1/2043	1,145	1,158,662
Federal Home Loan Mortgage Corp.	3.574%(12 Mo. LIBOR + 1.66%) #	2/1/2038	234	244,215
Federal Home Loan Mortgage Corp.	3.654%(12 Mo. LIBOR + 1.78%) #	5/1/2036	68	71,742
Federal Home Loan Mortgage Corp.	3.724%(12 Mo. LIBOR + 1.71%) #	4/1/2037	86	89,913
Federal Home Loan Mortgage Corp.	3.725%(12 Mo. LIBOR + 1.96%) #	2/1/2037	187	197,706
Federal Home Loan Mortgage Corp.	3.759%(12 Mo. LIBOR + 1.78%) #	10/1/2038	55	57,385
Federal Home Loan Mortgage Corp.	3.786%(12 Mo. LIBOR + 1.79%) #	12/1/2036	194	204,323
Federal Home Loan Mortgage Corp.	4.055%(12 Mo. LIBOR + 1.94%) #	9/1/2036	190	200,896
Federal National Mortgage Assoc.	2.58%	11/1/2018	465	463,968
Federal National Mortgage Assoc.	2.674%(12 Mo. LIBOR + 1.60%) #	12/1/2045	334	333,082
Federal National Mortgage Assoc.	2.716%(12 Mo. LIBOR + 1.60%) #	12/1/2045	1,043	1,041,058
Federal National Mortgage Assoc.	2.826%(12 Mo. LIBOR + 1.60%) #	10/1/2045	385	385,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.484%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	$1,690	$1,770,310
Federal National Mortgage Assoc.	3.514%(12 Mo. LIBOR + 1.31%)	#	6/1/2038	297	305,487
Federal National Mortgage Assoc.	3.558%(12 Mo. LIBOR + 1.54%)	#	3/1/2039	122	127,518
Federal National Mortgage Assoc.	3.631%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	68	70,412
Federal National Mortgage Assoc.	3.661%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	122	128,323
Federal National Mortgage Assoc.	3.702%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	230	241,488
Federal National Mortgage Assoc.	3.703%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	123	128,926
Federal National Mortgage Assoc.	3.748%(12 Mo. LIBOR + 1.51%)	#	10/1/2035	268	280,090
Federal National Mortgage Assoc.	3.756%(1 Yr Treasury Constant Maturity Rate + 2.19%)	#	1/1/2038	165	174,243
Federal National Mortgage Assoc.	3.814%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	150	157,150
Federal National Mortgage Assoc.	3.856%(12 Mo. LIBOR + 1.62%)	#	8/1/2037	15	16,147
Federal National Mortgage Assoc.	3.877%(1 Yr Treasury Constant Maturity Rate + 2.23%)	#	3/1/2038	62	64,762
Federal National Mortgage Assoc.	3.911%(12 Mo. LIBOR + 1.72%)	#	8/1/2038	68	71,519
Federal National Mortgage Assoc.	4.028%(12 Mo. LIBOR + 1.90%)	#	12/1/2038	75	79,183
Total Government Sponsored Enterprises Pass-Throughs (cost $8,164,248)					8,063,769

MUNICIPAL BONDS 0.17%

Miscellaneous

IL State GO	6.20%		7/1/2021	300	311,424
Illinois	4.95%		6/1/2023	79	80,828
Illinois	5.877%		3/1/2019	1,495	1,514,360
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	98,744
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	220	219,378
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	300	302,562
Total Municipal Bonds (cost $2,525,151)					2,527,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.03%

A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	$1,753	$1,753,889
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	447	450,970
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	306,342
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.563%(1 Mo. LIBOR + 1.50%)	#	12/15/2036	842	842,555
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.013%(1 Mo. LIBOR + .95%)	#	6/15/2035	1,258	1,261,603
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.493	%#(j)	6/15/2035	907	909,899
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.713	%#(j)	6/15/2035	288	289,013
Aventura Mall Trust 2013-AVM A†	3.867	%#(j)	12/5/2032	972	988,174
Aventura Mall Trust 2013-AVM D†	3.867	%#(j)	12/5/2032	500	508,320
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	1,500	1,543,264
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.922%(1 Mo. LIBOR + .85%)	#(j)	1/15/2033	1,131	1,131,927
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.502%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	579	578,804
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,527,669
BB-UBS Trust 2012-TFT B†	3.584	%#(j)	6/5/2030	2,149	2,094,183
BB-UBS Trust 2012-TFT C†	3.584	%#(j)	6/5/2030	3,000	2,910,743
BBCMS Mortgage Trust 2018-TALL A†	2.785%(1 Mo. LIBOR + .72%)	#	3/15/2037	5,850	5,853,435
BBCMS Mortgage Trust 2018-TALL E†	4.50%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	2,468	2,481,632
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	260,110
BBCMS Trust 2015-STP XB IO†	0.286	%#(j)	9/10/2028	88,000	353,760
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	407	393,569
BBCMS Trust 2015-VFM X IO†	0.563	%#(j)	3/12/2036	85,500	1,804,480
BDS 2018-FL1 A†	2.91%(1 Mo. LIBOR + .85%)	#	1/15/2035	3,000	3,011,378
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406	%#(j)	11/11/2041	595	602,830
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.861	%#(j)	11/11/2041	595	603,764
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	127	129,872
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#(j)	3/10/2033	47,800	1,160,708
BX Commercial Mortgage Trust 2018-BIOA A†	2.734%(1 Mo. LIBOR + .67%)	#	3/15/2037	4,024	4,028,916
BX Trust 2017-APPL A†	2.943%(1 Mo. LIBOR + .88%)	#	7/15/2034	1,000	1,002,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2017-APPL D†	4.113%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	$678	$682,397
BX Trust 2017-APPL E†	5.213%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	988	995,347
BX Trust 2017-SLCT A†	2.983%(1 Mo. LIBOR + .92%)	#	7/15/2034	1,180	1,181,722
BX Trust 2017-SLCT B†	3.263%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	1,018	1,018,647
BX Trust 2017-SLCT D†	4.113%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	1,573	1,576,535
BX Trust 2017-SLCT E†	5.213%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	1,379	1,385,942
BX Trust 2018-BILT A†	2.863%(1 Mo. LIBOR + .80% Floor .80%)	#	5/15/2030	857	858,636
BX Trust 2018-BILT D†	3.833%(1 Mo. LIBOR + 1.77% Floor 1.77%)	#	5/15/2030	357	359,478
BX Trust 2018-GW A†	2.863%(1 Mo. LIBOR + .80%)	#	5/15/2035	667	668,269
BX Trust 2018-GW D†	3.833%(1 Mo. LIBOR + 1.77% Floor 1.77%)	#	5/15/2035	487	490,381
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	6,350	6,394,767
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,445	3,471,057
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,701	2,723,834
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(j)	10/15/2034	4,518	4,552,671
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(j)	10/15/2034	2,450	2,421,058
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.968	%#(j)	10/15/2034	13,222	412,267
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538	%#(j)	10/15/2034	8,470	134,187
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.947	%#(j)	12/15/2047	204	214,907
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.901	%#(j)	5/10/2058	1,022	100,740
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.335	%#(j)	11/10/2049	2,826	211,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.927	%#(j)	12/10/2054	$3,752	$190,615
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,574,230
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	1,488	1,485,529
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	366,137
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	999,533
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	147	142,378
CHT Mortgage Trust 2017-CSMO D†	4.313	%#(j)	11/15/2036	300	301,431
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	2,708	2,686,272
Citigroup Commercial Mortgage Trust 2013-375P B†	3.635	%#(j)	5/10/2035	2,019	2,015,095
Citigroup Commercial Mortgage Trust 2013-375P C†	3.635	%#(j)	5/10/2035	1,350	1,336,542
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371	%#(j)	9/10/2046	2,000	2,094,286
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	555	561,143
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.323	%#(j)	7/10/2047	3,452	45,686
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.551	%#(j)	6/10/2048	6,041	136,825
Citigroup Commercial Mortgage Trust 2015-SSHP C†	4.163%(1 Mo. LIBOR + 2.10%)	#	9/15/2027	4,431	4,420,535
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	2,130	2,128,493
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.204	%#(j)	7/25/2036	225	219,826
CityLine Commercial Mortgage Trust 2016-CLNE†	2.871	%#(j)	11/10/2031	1,525	1,481,435
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.151	%#(j)	7/10/2046	100	104,139
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	610,887
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.942	%#(j)	10/15/2045	4,972	267,331
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	671	652,932
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,046,082
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	1,500	1,494,886
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.338	%#(j)	3/10/2046	8,816	365,483
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.602	%#(j)	6/10/2046	16,829	288,765
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.367	%#(j)	7/10/2045	2,138	2,231,875
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	99,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	$504	$488,928
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	991,928
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.348	%#(j)	8/10/2047	3,436	148,721
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.458%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	54	54,094
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	2,000	2,035,678
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	410	422,805
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#(j)	5/10/2048	1,300	1,299,269
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	227	222,122
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577	%#(j)	8/10/2029	3,000	2,956,748
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577	%#(j)	8/10/2029	3,000	2,889,836
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	1,845,507
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.783%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	1,463	1,464,592
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.363%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	1,010	1,016,315
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#(j)	10/15/2034	8,597	23,282	(k)
Commercial Mortgage Trust 2006-GG7 AM	5.95	%#(j)	7/10/2038	752	753,308
Commercial Mortgage Trust 2016-CD1 XA IO	1.563	%#(j)	8/10/2049	960	80,560
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.17	%#(j)	2/15/2041	149	148,275
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	412	416,997
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,794,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#(j)	9/15/2037	$40,000	$1,245,136
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	3,008,055
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.563%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	578	581,480
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.563%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	657	663,080
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.257	%#(j)	12/15/2049	20,135	330,200
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.013%(1 Mo. LIBOR + .95%)	#	2/15/2031	831	831,489
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.413%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	349	349,435
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.563%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	353	354,227
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.713%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	513	515,195
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	3,465	3,418,698
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	345,353
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	246,999
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442	%#(j)	4/5/2033	275	270,055
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	1,308	1,303,436
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(j)	7/10/2034	200	198,267
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303	%#(j)	7/10/2034	2,388	2,346,260
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303	%#(j)	7/10/2034	150	143,816
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935	%#(j)	2/15/2031	31,669	179,424	(k)
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.013%(1 Mo. LIBOR + .95%)	#	12/15/2030	502	502,315
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.663%(1 Mo. LIBOR + 1.60%)	#	12/15/2030	400	400,638
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	0.137	%#(j)	6/15/2057	82,732	259,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.223	%#(j)	11/15/2049	$4,786	$283,659
DBGS Mortgage Trust 2018-BIOD A†	2.866%(1 Mo. LIBOR + .80%)	#	5/15/2035	1,592	1,595,302
DBJPM Mortgage Trust 2016-C3 XA IO	1.646	%#(j)	9/10/2049	9,860	917,799
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	220	221,819
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(j)	7/10/2044	175	181,833
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	437	424,761
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#(j)	6/10/2034	875	15,346
DBWF Mortgage Trust 2016-85T XA IO†	0.116	%#(j)	12/10/2036	61,529	233,195
DBWF Mortgage Trust 2018-AMXP A†	3.873	%#(j)	5/5/2035	6,000	6,025,530
DBWF Mortgage Trust 2018-AMXP B†	4.122	%#(j)	5/5/2035	1,500	1,506,503
DBWF Mortgage Trust 2018-AMXP C†	3.956	%#(j)	5/5/2035	1,000	995,225
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495	%#(j)	12/15/2034	1,450	1,450,361
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495	%#(j)	12/15/2034	1,850	1,847,006
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#(j)	12/15/2034	4,728	4,706,856
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.495	%#(j)	12/15/2034	390	386,531
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	550	552,940
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	2,000	1,953,193
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,263,084
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	3,748	3,734,041
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#(j)	12/10/2027	700	696,852
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	1,300	1,301,265
GS Mortgage Securities Corp. II 2018-RIVR A†	3.013%(1 Mo. LIBOR + .95%)	#	7/15/2035	1,687	1,689,885
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,785	1,802,365
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267	%#(j)	4/10/2034	115	116,682
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	758	758,790
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	1,613	1,614,504
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,200	1,201,120
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	594	596,127
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202%(1 Mo. LIBOR + 2.30% Floor 2.30%)	#	2/10/2029	252	253,262
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,137,978
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,039,070
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	316	309,048
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.913%(1 Mo. LIBOR + .85%)	#	7/15/2032	888	889,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2017-STAY B†	3.163%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	$313	$314,709
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.413%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	225	226,391
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.013%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	531	532,790
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	67	67,907
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	265,897
GS Mortgage Securities Trust 2012-GCJ9 IO	2.124	%#(j)	11/10/2045	1,466	98,418
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(j)	6/10/2046	1,000	995,252
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(j)	4/10/2031	2,584	2,553,128
GS Mortgage Securities Trust 2013-GC12 XA IO	1.576	%#(j)	6/10/2046	19,778	1,054,763
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	2,875	2,992,259
GS Mortgage Securities Trust 2015-GS1 XA IO	0.96	%#(j)	11/10/2048	1,078	50,410
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	317	309,063	(k)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	553	551,149	(k)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	751	749,455	(k)
H/2 Asset Funding 2014-1 Ltd.	2.425%(1 Mo. LIBOR + .77%)	#	3/19/2037	318	321,301
H/2 Asset Funding 2015-1A-AFL	2.174%(1 Mo. LIBOR + 1.70%)	#	6/24/2049	176	178,522	(k)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	88	88,034	(k)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	563,901	(k)
Hilton Orlando Trust 2018-ORL A†	2.833%(1 Mo. LIBOR + .77%)	#	12/15/2034	808	808,885
Hilton Orlando Trust 2018-ORL D†	3.763%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	664	666,011
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	947,218
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	619,406
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	459,048
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	612,872
Hospitality Mortgage Trust 2017-HIT B†	3.263%(1 Mo. LIBOR + 1.18%)	#	5/8/2030	415	415,369
Hospitality Mortgage Trust 2017-HIT C†	3.433%(1 Mo. LIBOR + 1.35%)	#	5/8/2030	278	277,907
Hospitality Mortgage Trust 2017-HIT D†	4.233%(1 Mo. LIBOR + 2.15%)	#	5/8/2030	943	946,444
Hospitality Mortgage Trust 2017-HIT E†	5.633%(1 Mo. LIBOR + 3.55%)	#	5/8/2030	1,396	1,406,043
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366	2,340,872
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,166,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(j)	8/5/2034	$559	$509,816
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	4.88%(1 Mo. LIBOR + 2.55%)	#	8/5/2034	1,961	1,960,780
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,247	1,214,702
Irvine Core Office Trust 2013-IRV A2†	3.279	%#(j)	5/15/2048	732	727,311
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.639	%#(j)	7/5/2031	129,394	3,034,225
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.308	%#(j)	7/5/2031	50,413	465,085
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	1,805	1,864,912
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-LAQ E†	5.063	%#(j)	6/15/2032	159	161,082
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	75	74,573
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(j)	5/15/2045	253	259,353
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	1,119	1,101,411
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	6,125	6,187,493
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.488	%#(j)	5/5/2030	1,254	1,266,045
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.17	%#(j)	12/15/2047	9,580	345,598
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.671	%#(j)	7/15/2045	5,336	105,325
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(j)	8/15/2046	2,000	2,072,390
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.418	%#(j)	4/15/2046	1,440	67,746
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	3,000	3,106,628
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	441	441,743
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.288	%#(j)	4/15/2047	3,226	63,736
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.42	%#(j)	4/15/2047	1,000	17,667
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.116	%#(j)	11/15/2047	2,992	114,552
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	4,956,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#(j)	6/10/2027	$2,906	$6,916
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#(j)	6/10/2027	1,292	530
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	5.163%(1 Mo. LIBOR + 3.10%)	#	12/15/2030	500	500,974
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.965	%#(j)	5/15/2048	2,778	86,186
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.742	%#(j)	9/5/2032	2,025	2,019,076
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.941	%#(j)	12/15/2049	4,147	168,175
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	1,309	1,287,648
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	357	352,206
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	1,243	1,229,822
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(j)	10/5/2031	731	721,708
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143	%#(j)	10/5/2031	138	134,719
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345	%#(j)	10/5/2031	2,367	74,998
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791	%#(j)	10/5/2031	1,432	25,941
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.235	%#(j)	9/15/2050	8,402	581,438
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,482	1,469,337
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	604,256
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(j)	6/5/2032	452	449,286
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.661	%#(j)	6/5/2032	32,692	619,886
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.321%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	430	430,845
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.021%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	661	663,573
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.555	%#(j)	7/5/2033	95,152	1,858,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.063%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	$3,937	$3,950,756
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.363	%#(j)	6/15/2032	1,248	1,253,941
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.663	%#(j)	6/15/2032	1,005	1,011,686
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.263%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	1,658	1,661,109
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.963%(1 Mo. LIBOR + 1.90% Floor 1.90%)	#	4/15/2031	449	449,842
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.363	%#(j)	4/15/2031	332	332,360
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.183%(1 Mo. LIBOR + 3.12% Floor 3.12%)	#	4/15/2031	174	176,019
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.03%(1 Mo. LIBOR + .95%)	#	7/5/2033	931	929,789
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	2,606	2,694,695
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	839	867,541
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.08	%#(j)	7/5/2033	323	322,612
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	1,117	1,155,995
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.63	%#(j)	7/5/2033	323	322,795
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	1,281	1,326,859
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#(j)	11/14/2027	410	406,790
LMREC, Inc. 2015-CRE1 AR†	3.045%(1 Mo. LIBOR + .98%)	#	2/22/2032	2,281	2,285,790
LMREC, Inc. 2015-CRE1 BR†	4.315%(1 Mo. LIBOR + 2.25%)	#	2/22/2032	381	382,042	(k)
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#(j)	1/20/2041	1,303	2,574
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(j)	4/20/2048	393	389,237
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.04	%#(j)	3/10/2049	1,492	106,725
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.756	%#(j)	3/10/2049	19,753	839,601
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	413	406,626
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	800	782,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	$2,100	$2,172,230
Madison Avenue Trust 2013-650M B†	4.169	%#(j)	10/12/2032	1,423	1,437,404
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,026,820
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.303	%#(j)	8/15/2046	1,736	1,797,264
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	24	24,349
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	500	493,159
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.697	%#(j)	12/15/2048	1,000	984,562
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.841	%#(j)	7/15/2050	7,214	213,028
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.588	%#(j)	11/15/2049	4,907	408,180
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	242,393
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	485,941
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406	%#(j)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.269	%#(j)	3/15/2045	13,446	779,374
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	716	700,799
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	100	100,438
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#(j)	7/13/2029	60,000	190,200
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	101,080
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.79	%#(j)	8/15/2049	4,498	398,690
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	74	73,254
Motel 6 Trust 2017-MTL6 F†	6.313%(1 Mo. LIBOR + 4.25%)	#	8/15/2034	1,188	1,202,211
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	473	455,659
MSCG Trust 2016-SNR A†	3.46	%#(j)	11/15/2034	889	868,223
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	512	504,089
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	329	328,390
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917	%#(j)	11/15/2032	1,890	1,906,843
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917	%#(j)	11/15/2032	472	471,851
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	654	643,911
PFP Ltd. 2017-3 A†	3.113%(1 Mo. LIBOR + 1.05%)	#	1/14/2035	103	103,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PFP Ltd. 2017-3 B†	3.813%(1 Mo. LIBOR + 1.75%)	#	1/14/2035	$1,750	$1,755,696
PFP Ltd. 2017-3 D†	5.563%(1 Mo. LIBOR + 3.50%)	#	1/14/2035	2,100	2,108,852
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	2,749	2,717,515
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	2,493	2,476,139
Prima Capital Ltd.†	2.214%		10/24/2035	357	352,785	(k)
RAIT Trust 2017-FL7 A†	3.013%(1 Mo. LIBOR + .95%)	#	6/15/2037	495	494,865
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.961	%#(j)	1/13/2032	592	603,275
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01	%#(j)	6/25/2055	29	28,372
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.915%(1 Mo. LIBOR + .85%)	#	5/25/2034	205	204,920
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	1,959	1,950,923
Sequoia Mortgage Trust 2012-4 A2	3.00	%#(j)	9/25/2042	66	63,760
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.063	%#(j)	1/15/2035	1,086	1,087,785
Stonemont Portfolio Trust 2017-MONT F†	5.677%(1 Mo. LIBOR + 3.60%)	#	8/20/2030	1,812	1,830,673
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	67	67,716
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,250,519
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	630,048
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	973	966,223
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,190,315
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,000	982,887
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	2,300	2,294,300
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	2,624	2,611,392
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	4,200	4,121,072
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(j)	3/10/2046	635	629,206
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.106	%#(j)	3/10/2046	10,575	370,805
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.277	%#(j)	4/10/2046	17,724	753,306
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	9,000	8,908,913
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	121	121,463
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.563%(1 Mo. LIBOR + 2.50%)	#	6/15/2029	168	168,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.413%(1 Mo. LIBOR + 4.35%)	#	6/15/2029	$550		$552,622
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.783	%#(j)	11/15/2043	520		534,863
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218	%#(j)	7/15/2046	2,498		2,593,884
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	1,170		1,178,675
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.857	%#(j)	6/15/2048	3,866		139,010
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101	%#(j)	6/15/2048	58,000		170,155
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.93	%#(j)	8/15/2049	1,745		191,376
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.16	%#(j)	10/15/2049	7,057		494,834
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675		695,768
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	1,620		1,631,681
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679		688,387
West Town Mall Trust 2017-KNOX C†	4.491	%#(j)	7/5/2030	500		498,300
West Town Mall Trust 2017-KNOX D†	4.491	%#(j)	7/5/2030	625		611,109
West Town Mall Trust 2017-KNOX X IO†	0.521	%#(j)	7/5/2030	34,983		470,367
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(j)	2/15/2044	146		150,562
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	275		270,744
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790		794,729
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.912	%#(j)	6/15/2045	300		306,776
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.57	%#(j)	6/15/2045	10,984		441,814
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	—	(b)	20
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	201		198,089
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166		1,153,691
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.35	%#(j)	5/15/2045	10,203		471,502
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.206	%#(j)	5/15/2047	6,427		259,432
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723	%#(j)	5/15/2047	1,368		43,770
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.758	%#(j)	8/15/2047	15,000		536,451
Total Non-Agency Commercial Mortgage-Backed Securities (cost $347,492,639)						344,214,024

	Dividend Rate	Shares (000)
PREFERRED STOCK 0.01%

Oil

Templar Energy LLC
(cost $137,346)	Zero Coupon	14	89,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 5.20%

U.S. Treasury Note	2.625%	7/31/2020	$18,293	$18,290,499
U.S. Treasury Note	2.625%	8/31/2020	41,420	41,411,910
U.S. Treasury Note	2.625%	8/31/2023	15,961	15,965,053
U.S. Treasury Note	6.25%	8/15/2023	1,779	2,066,802
Total U.S. Treasury Obligations (cost $77,706,363)				77,734,264
Total Long-Term Investments (cost $1,393,577,949)				1,381,062,966

SHORT-TERM INVESTMENTS 6.04%

COMMERCIAL PAPER 1.44%

Chemicals 0.07%

Sherwin Williams Co.	2.292%	9/5/2018	1,000	999,937

Containers 0.17%

Bemis Co., Inc.	2.588%	9/13/2018	2,500	2,498,406

Drugs 0.13%

Mylan NV	2.586%	9/4/2018	2,000	2,000,000

Electronics 0.07%

Hitachi America CP L	2.15%	9/4/2018	1,000	1,000,000

Food 0.13%

Conagra Foods, Inc.	2.17%	9/4/2018	1,413	1,413,000
Conagra Foods, Inc.	2.16%	9/4/2018	587	587,000
Total				2,000,000

Machinery: Industrial/Specialty 0.06%

CHH Industrial Capital	3.212%	1/24/2019	981	970,505

Manufacturing 0.08%

Pentair Finance	2.738%	9/4/2018	1,250	1,250,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.31%

Enbridge Energy Partners LP	3.113%	9/17/2018	$4,448	$4,443,085
Enbridge Energy Partners LP	3.159%	10/2/2018	250	249,397
Total				4,692,482

Retail 0.07%

Dollar General Corp.	2.18%	9/4/2018	1,000	1,000,000

Telecommunications 0.08%

AT&T, Inc.	3.134%	5/28/2019	1,202	1,176,623

Transportation: Miscellaneous 0.27%

Union Pacific Corp.	2.181%	9/6/2018	4,000	3,999,522
Total Commercial Paper (cost $21,580,022)				21,587,475

CONVERTIBLE BONDS 0.07%

Energy Equipment & Services 0.04%

Tesla Energy Operations, Inc.	2.75%	11/1/2018	587	579,662

Technology 0.03%

Vipshop Holdings Ltd. (China)(c)	1.50%	3/15/2019	506	495,248
Total Convertible Bonds (cost $1,083,332)				1,074,910

CORPORATE BONDS 0.09%

Beverages 0.04%

Coca-Cola Icecek AS (Turkey)†(c)	4.75%	10/01/2018	550	546,540

Electric: Power 0.04%

Entergy Texas, Inc	7.125%	02/01/2019	526	535,520

Oil: Crude Producers 0.01%

Kinder Morgan Energy Partners LP	2.65%	02/01/2019	139	138,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Telecommunications 0.00%

Nortel Networks Ltd. (Canada)(c)	10.75%	07/15/2016	$1,687	$54,828
Total Corporate Bonds (cost $1,269,016)				1,275,774

REPURCHASE AGREEMENTS

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $31,850,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $31,950,519; proceeds: $31,323,215			31,320	31,319,561
Repurchase Agreement dated 8/31/2018, 1.89% due 9/4/2018 with J.P. Morgan Chase & Co. collateralized by $36,795,000 of U.S. Treasury Note at 2.250% due 11/15/2025; value: $35,690,150; proceeds: $35,007,350			35,000	35,000,000
Total Repurchase Agreements (cost $66,319,561)				$66,319,561
Total Short-Term Investments (cost $90,251,931)				90,257,720
Total Investments in Securities 98.44% (cost $1,483,829,880)				1,471,320,686
Less Unfunded Commitment (.03%) (cost $510,000)				(510,000)
Net Investment 98.41% (cost $1,483,319,880)				1,470,810,686
Cash Other Assets in Excess of Liabilities(l) 1.59%				23,804,485
Net Assets 100.00%				$1,494,615,171

BRL	Brazilian real.
EUR	euro.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Amount is less than $1,000.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

(h)	Level 3 Investment as described in Note 2(p) in the Notes to Schedule of investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Level 3 Investment as described in Note 2(p) in the Notes to Schedule of investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(l)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2018:

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	Standard Chartered Bank	12/20/2018	363,000	$438,987	$424,860	$14,127
euro	Sell	Standard Chartered Bank	12/20/2018	250,000	303,355	292,604	10,751
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$24,878

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2018	2,353	Long	$497,230,943	$497,328,612	$97,669
U.S. 10-Year Treasury Note	December 2018	145	Long	17,407,058	17,438,516	31,458
U.S. Long Bond	December 2018	72	Long	10,363,627	10,383,750	20,123
Total Unrealized Depreciation on Open Futures Contracts						$149,250

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2018	1,057	Short	$(119,620,827)	$(119,862,149)	$(241,322)

Open Consumer Price Index (“CPI”) OTC Swaps at August 31, 2018:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$15,939,504	$939,504
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	42,226,135	2,226,135
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	21,101,940	1,101,940
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	36,906,727	1,906,727
Bank of America	1.9625%	CPI Urban Consumer NSA	12/13/2019	30,000,000	30,239,308	239,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.0375%	CPI Urban Consumer NSA	1/10/2020	$20,000,000	$20,134,549	$134,549
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	10,131,566	131,566
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	10,151,263	151,263
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	5,322,304	322,304
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	20,296,038	296,038
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	10,274,037	274,037
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	10,273,540	273,540
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	5,135,186	135,186
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	20,077,379	77,379
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	5,015,822	15,822
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	5,014,459	14,459
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	30,003,398	3,398
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	5,003,700	3,700
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	5,016,882	16,882
Bank of America	2.3663%	CPI Urban Consumer NSA	2/20/2038	5,000,000	5,012,922	12,922
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	5,003,675	3,675
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	30,847,941	847,941
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,696,470	696,470
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,093,135	93,135
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,446,968	446,968
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,485,688	485,688
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	10,124,912	124,912
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	35,504,935	504,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	$10,000,000	$10,189,277	$189,277
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	10,080,046	80,046
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	10,133,570	133,570
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	15,201,314	201,314
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	15,140,228	140,228
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	20,171,744	171,744
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	30,175,379	175,379
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	15,115,467	115,467
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	10,008,338	8,338
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	30,999,558	999,558
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,047,119	47,119
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,347,236	347,236
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,275,205	275,205
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,395,114	395,114
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	20,283,323	283,323
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,101,771	1,101,771
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,084,968	84,968
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,451,493	451,493
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,249,956	249,956
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	20,076,177	76,177
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	10,072,044	72,044
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	5,009,295	9,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	$10,000,000	$10,038,801	$38,801
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,265,405	265,405
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,379,729	379,729
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	25,350,870	350,870
Unrealized Appreciation on CPI OTC Swaps						$18,123,810

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	$25,000,000	$24,883,733	$(116,267)
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	29,842,945	(157,055)
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	29,762,340	(237,660)
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	14,769,531	(230,469)
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	9,863,475	(136,525)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	9,816,088	(183,912)
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	24,417,724	(582,276)
Bank of America	CPI Urban Consumer NSA	1.835%	9/1/2019	20,000,000	19,727,099	(272,901)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,753,671	(246,329)
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	14,586,253	(413,747)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,210,234	(789,766)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,438,746	(561,254)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,372,409	(627,591)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,369,880	(630,120)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,707,001	(292,999)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	$20,000,000	$19,287,908	$(712,092)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,612,641	(387,359)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,592,357	(407,643)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,982,735	(17,265)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,985,037	(14,963)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,986,937	(13,063)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,966,958	(33,042)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,957,774	(42,226)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,959,839	(40,161)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,940,653	(59,347)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,984,973	(15,027)
Bank of America	2.409%	CPI Urban Consumer NSA	2/6/2038	5,000,000	4,972,689	(27,311)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	38,013,883	(1,986,117)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	28,470,638	(1,529,362)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	37,398,514	(2,601,486)
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	39,788,590	(211,410)
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	29,721,885	(278,115)
Barclays Bank plc	CPI Urban Consumer NSA	1.9785%	11/3/2018	25,000,000	24,791,511	(208,489)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,599,188	(400,812)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,408,583	(591,417)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,387,858	(612,142)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,524,205	(475,795)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,007,844	(992,156)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	$40,000,000	$38,239,442	$(1,760,558)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,977,450	(22,550)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,931,636	(68,364)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	28,279,493	(1,720,507)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,891,503	(1,108,497)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,419,072	(1,580,928)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,863,475	(3,136,525)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,575,766	(424,234)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,498,989	(2,501,011)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,636,900	(1,363,100)
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	9,901,232	(98,768)
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	19,754,107	(245,893)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	33,633,555	(1,366,445)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,095,508	(904,492)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,087,953	(912,047)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,402,064	(597,936)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,391,421	(608,579)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,605,442	(394,558)
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	19,573,868	(426,132)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,552,752	(447,248)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,826,337	(1,173,663)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,466,173	(533,827)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,585,939	(414,061)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	$10,000,000	$9,313,537	$(686,463)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,544,212	(455,788)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	14,078,739	(921,261)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,557,676	(442,324)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,842,922	(1,157,078)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,748,204	(1,251,796)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,193,436	(806,564)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,418,909	(581,091)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,732,993	(1,267,007)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,662,716	(1,337,284)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,609,789	(1,390,211)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	27,312,578	(2,687,422)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	27,275,106	(2,724,894)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,139,714	(860,286)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,097,572	(902,428)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,670,909	(2,329,091)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	12,077,387	(2,922,613)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	9,804,944	(195,056)
Goldman Sachs	CPI Urban Consumer NSA	1.805%	8/18/2019	10,000,000	9,862,245	(137,755)
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	19,969,396	(30,604)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	9,974,570	(25,430)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,987,384	(12,616)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,984,815	(15,185)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	$10,000,000	$9,974,744	$(25,256)
Goldman Sachs	2.387%	CPI Urban Consumer NSA	5/24/2028	5,000,000	4,982,130	(17,870)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,979,113	(20,887)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	28,503,139	(1,496,861)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	28,038,437	(1,961,563)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,376,313	(623,687)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,699,215	(1,300,785)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	18,055,720	(1,944,280)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,787,385	(3,212,615)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	8,116,385	(1,883,615)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,809,834	(190,166)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,697,349	(302,651)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	34,620,003	(379,997)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,349,490	(650,510)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,218,615	(781,385)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	28,155,440	(1,844,560)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,561,275	(438,725)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,401,064	(1,598,936)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,850,925	(1,149,075)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,640,636	(1,359,364)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	27,278,641	(2,721,359)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,898,136	(1,101,864)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,581,770	(418,230)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	$5,000,000	$4,205,955	$(794,045)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,149,332	(850,668)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,579,615	(420,385)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,341,676	(658,324)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,689,209	(1,310,791)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,319,593	(680,407)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,192,389	(807,611)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,911,111	(1,088,889)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,745,516	(1,254,484)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	18,290,283	(1,709,717)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,725,728	(2,274,272)
Unrealized Depreciation on CPI OTC Swaps						$(99,359,675)

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at August 31, 2018:

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	$10,000,000	$10,563,048	$563,048
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	36,841,168	1,841,168
Credit Suisse	1.9775%	CPI Urban Consumer NSA	12/14/2019	30,000,000	30,231,615	231,615
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	30,000,000	30,181,424	181,424
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	15,169,525	169,525
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	10,082,476	82,476
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	20,164,449	164,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	$25,000,000	$25,156,205	$156,205
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	60,971,275	971,275
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	5,138,078	138,078
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	10,179,193	179,193
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	10,127,871	127,871
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	10,067,167	67,167
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	10,044,066	44,066
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	10,074,806	74,806
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	8,060,558	60,558
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	5,004,742	4,742
Credit Suisse	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	10,000,090	90
Credit Suisse	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	10,003,036	3,036
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	5,001,509	1,509
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	5,011,147	11,147
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	5,011,276	11,276
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	10,029,825	29,825
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	5,009,759	9,759
Unrealized Appreciation on Centrally Cleared CPI Swaps						$5,124,308

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	$15,000,000	$14,887,532	$(112,468)
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	49,931,900	(68,100)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	2.250%	3/21/2024	$10,000,000	$9,961,856	$(38,144)
Credit Suisse	CPI Urban Consumer NSA	2.245%	3/2/2019	40,000,000	39,987,146	(12,854)
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	9,843,868	(156,132)
Credit Suisse	CPI Urban Consumer NSA	2.030%	10/25/2019	10,000,000	9,895,786	(104,214)
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	9,803,129	(196,871)
Credit Suisse	CPI Urban Consumer NSA	1.811%	10/3/2018	20,000,000	19,785,915	(214,085)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	28,689,257	(1,310,743)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,542,643	(457,357)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,314,619	(685,381)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,441,739	(558,261)
Credit Suisse	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	19,631,881	(368,119)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,994,057	(5,943)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,993,742	(6,258)
Credit Suisse	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	9,994,478	(5,522)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,997,809	(2,191)
Credit Suisse	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	9,984,246	(15,754)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,989,595	(10,405)
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	24,945,142	(54,858)
Credit Suisse	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	9,965,858	(34,142)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	9,972,429	(27,571)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	14,950,624	(49,376)
Credit Suisse	2.383%	CPI Urban Consumer NSA	6/13/2028	40,000,000	39,893,088	(106,912)
Credit Suisse	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	24,891,516	(108,484)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.390%	CPI Urban Consumer NSA	6/14/2028	$45,000,000	$44,849,147	$(150,853)
Credit Suisse	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	9,950,456	(49,544)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	9,948,658	(51,342)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	9,942,024	(57,976)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,971,862	(28,138)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,365,378	(634,622)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,768,291	(1,231,709)
Credit Suisse	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,883,673	(1,116,327)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,313,213	(686,787)
Unrealized Depreciation on Centrally Cleared CPI Swaps						$(8,717,443)

* Central Clearinghouse: London Clearing House (LCH)

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$354,534,996	$—	$354,534,996
Common Stocks	—	28,709	—	28,709
Convertible Bonds	—	1,859,183	—	1,859,183
Corporate Bonds	—	510,779,503	—	510,779,503
Floating Rate Loans
Chemicals	—	1,568,801	820,788	2,389,589
Electrical Equipment	—	—	3,158,770	3,158,770
Health Care Products	—	—	1,876,712	1,876,712
Machinery: Industrial/Specialty	—	—	338,555	338,555
Media	—	669,541	824,581	1,494,122
Miscellaneous	—	370,037	959,018	1,329,055
Oil	—	—	303,094	303,094
Oil: Crude Producers	—	—	316,208	316,208
Real Estate Investment Trusts	—	2,111,392	5,120,000	7,231,392
Remaining Industries	—	24,304,709	—	24,304,709
Foreign Government Obligations	—	5,322,827	—	5,322,827
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	33,166,570	—	33,166,570
Government Sponsored Enterprises Pass-Throughs	—	8,063,769	—	8,063,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,527,296	$—	$2,527,296
Non-Agency Commercial Mortgage-Backed Securities	—	340,836,367	3,377,657	344,214,024
Preferred Stock	—	89,619	—	89,619
U.S. Treasury Obligations	—	77,734,264	—	77,734,264
Short-Term Investments
Commercial Paper	—	21,587,475	—	21,587,475
Convertible Bonds	—	1,074,910	—	1,074,910
Corporate Bonds	—	1,275,774	—	1,275,774
Repurchase Agreements	—	66,319,561	—	66,319,561
Total	$—	$1,454,225,303	$17,095,383	$1,471,320,686
Other Financial Instruments
CPI Swaps
Assets	$—	$23,248,118	$—	$23,248,118
Liabilities	—	(108,077,118)	—	(108,077,118)
Forward Foreign Currency Exchange Contracts
Assets	—	24,878	—	24,878
Liabilities	—	—	—	—
Futures Contracts
Assets	149,250	—	—	149,250
Liabilities	(241,322)	—	—	(241,322)
Total	$(92,072)	$(84,804,122)	$—	$(84,896,194)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2017	$7,309,817	$849	$21,234,163	$1,119	$14,761,341
Accrued Discounts (Premiums)	—	—	5,375	—	(594,757)
Realized Gain (Loss)	—	1,065	25,824	1,202	57,696
Change in Unrealized Appreciation (Depreciation)	—	6,081	(3,097)	8,217	(10,991)
Purchases	—	—	10,754,671	—	731,172
Sales	—	(7,995)	(18,415,235)	(10,538)	(6,514,952)
Transfers into Level 3	—	—	116,025	—	—
Transfers out of Level 3	(7,309,817)	—	—	—	(5,051,852)
Balance as of August 31, 2018	$—	$—	$13,717,726	$—	$3,377,657
Change in unrealized appreciation/ depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$—	$—	$(3,097)	$—	$(10,991)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.22%

ASSET-BACKED SECURITIES 37.44%

Automobiles 20.42%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$79	$78,746
Ally Auto Receivables Trust 2014-3 C	2.14%	7/15/2020	18	17,992
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	17	17,562
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	19	18,895
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	4	3,748
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	84	82,668
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	76	75,047
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	100	98,435
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	50	49,769
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	39	38,310
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	5	4,731
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	50	48,791
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	25	24,378
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	11	10,782
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	74	73,408
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	79	78,722
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	83	82,146
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	100	99,086
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50	50,668
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	31	31,482
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	110	110,698
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	45	45,005
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	19	19,008
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	7	7,008
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	18	18,036
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	33	32,674
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	6	5,774
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	10	9,880
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	10	9,837
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10	9,889
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	7	6,691
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	35	35,058
Ford Credit Auto Owner Trust 2016-A C	2.19%	7/15/2022	50	49,533
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	100	99,784
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	100	99,589
Huntington Auto Trust 2015-1 B	1.95%	6/15/2021	65	64,923
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100	99,965
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	10	10,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	$65	$65,810
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	6	5,978
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	8	7,967
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	35	35,054
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	23	22,695
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	94	93,997
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	100	99,984
Total				2,050,232

Credit Cards 2.83%

Chase Issuance Trust 2014-A2 A2	2.77%	3/15/2023	10	9,953
Citibank Credit Card Issuance Trust 2018-A6	3.21%	12/7/2024	100	100,442
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	28	27,855
World Financial Network Credit Card Master Trust 2012-D B	3.34%	4/17/2023	42	42,063
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	48	46,526
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	16	15,885
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	29	28,529
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	13	12,807
Total				284,060

Other 14.19%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	119	118,236
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	2	2,164
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	2	1,981
CNH Equipment Trust 2014-C A4	1.65%	9/15/2021	20	19,483
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	100	99,996
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	30	30,005
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	100	100,090
DLL LLC 2018-1 A3†	3.10%	4/18/2022	100	100,172
Engs Commercial Finance Trust 2018-1A A1†	2.97%	2/22/2021	80	79,485
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 C†	2.68%	6/20/2022	50	49,995
Massachusetts Educational Financing Authority 2008-1 A1	3.285%(3 Mo. LIBOR + .95%) #	4/25/2038	146	146,857
OneMain Financial Issuance Trust 2016-1A A†	3.66%	2/20/2029	100	100,444
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	100	99,269
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	74	73,311
SCF Equipment Leasing LLC 2018-1A A1†	2.81%	4/20/2021	81	81,335
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	100	100,112
SMB Private Education Loan Trust 2018-B A1†	2.383%(1 Mo. LIBOR + .32%) #	12/16/2024	89	88,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	$39	$39,532
Towd Point Asset Trust 2018-SL1 A†	2.665%(1 Mo. LIBOR + .60%)	#	1/25/2046	93	93,049
Total					1,424,128
Total Asset-Backed Securities (cost $3,772,978)					3,758,420

CORPORATE BONDS 35.04%

Aerospace/Defense 0.03%

United Technologies Corp.	3.35%		8/16/2021	3	3,010

Automotive 2.63%

Ford Motor Credit Co. LLC	8.125%		1/15/2020	100	105,975
General Motors Financial Co., Inc.	3.15%		6/30/2022	48	46,793
General Motors Financial Co., Inc.	3.20%		7/6/2021	46	45,414
General Motors Financial Co., Inc.	4.20%		3/1/2021	40	40,577
Hyundai Capital America†	2.40%		10/30/2018	25	24,991
Total					263,750

Banks: Regional 7.35%

Associated Bank NA	3.50%		8/13/2021	7	6,998
Bank of America Corp.	2.328	%#(a)	10/1/2021	7	6,857
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%)	#	7/21/2021	4	3,931
Bank of America Corp.	3.004	%#(a)	12/20/2023	50	48,704
Barclays Bank plc (United Kingdom)†(b)	10.179%		6/12/2021	80	91,918
Compass Bank	5.50%		4/1/2020	19	19,558
Credit Suisse AG	5.40%		1/14/2020	65	66,852
Goldman Sachs Group, Inc. (The)	2.625%		1/31/2019	50	49,999
Goldman Sachs Group, Inc. (The)	2.876	%#(a)	10/31/2022	11	10,762
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%)	#	6/5/2023	50	48,671
HSBC USA, Inc.	9.30%		6/1/2021	27	30,790
Lloyds Bank plc (United Kingdom)†(b)	6.50%		9/14/2020	100	105,264
Macquarie Group Ltd. (Australia)†(b)	6.00%		1/14/2020	56	57,913
Macquarie Group Ltd. (Australia)†(b)	7.625%		8/13/2019	80	83,265
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	3.535%		7/26/2021	7	7,030
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%		1/8/2021	100	98,911
Total					737,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.17%

Keurig Dr Pepper, Inc.	3.20%	11/15/2021	$6	$5,936
Keurig Dr Pepper, Inc.†	4.057%	5/25/2023	11	11,074
Total				17,010

Building Materials 0.39%

Holcim US Finance Sarl & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	6	6,206
Johnson Controls International plc	5.00%	3/30/2020	5	5,140
Martin Marietta Materials, Inc.	2.96%(3 Mo. LIBOR + .65%) #	5/22/2020	8	8,034
Vulcan Materials Co.	2.941%(3 Mo. LIBOR + .60%) #	6/15/2020	10	10,021
Vulcan Materials Co.	2.97%(3 Mo. LIBOR + .65%) #	3/1/2021	10	10,030
Total				39,431

Business Services 0.03%

Equifax, Inc.	3.60%	8/15/2021	3	2,997

Chemicals 0.97%

Celanese US Holdings LLC	5.875%	6/15/2021	4	4,228
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	90	93,296
Total				97,524

Computer Hardware 0.94%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	13	13,045
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	77	80,897
Total				93,942

Drugs 0.35%

Bayer US Finance II LLC†	2.75%	7/15/2021	4	3,898
Express Scripts Holding Co.	4.75%	11/15/2021	3	3,103
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.70%	7/19/2019	29	28,515
Total				35,516

Electric: Power 4.01%

Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%	5/1/2023	16	16,032
Dominion Energy, Inc.†	1.50%	9/30/2018	40	39,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Dominion Energy, Inc.	2.962%	7/1/2019	$20	$20,025
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	37	38,936
Entergy Corp.	5.125%	9/15/2020	75	77,141
ITC Holdings Corp.†	5.50%	1/15/2020	30	30,832
Jersey Central Power & Light Co.†	4.70%	4/1/2024	5	5,222
NV Energy, Inc.	6.25%	11/15/2020	17	18,039
Pennsylvania Electric Co.	5.20%	4/1/2020	45	46,064
PNM Resources, Inc.	3.25%	3/9/2021	4	3,977
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	27	28,002
Puget Energy, Inc.	6.00%	9/1/2021	20	21,327
San Diego Gas & Electric Co.	1.914%	2/1/2022	18	17,119
SCANA Corp.	4.125%	2/1/2022	1	990
SCANA Corp.	4.75%	5/15/2021	29	29,316
SCANA Corp.	6.25%	4/1/2020	4	4,136
Sempra Energy	2.839%(3 Mo. LIBOR + .50%) #	1/15/2021	5	5,004
Total				402,139

Electrical Equipment 0.41%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%	1/15/2020	10	9,896
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	33	31,251
Total				41,147

Electronics 0.58%

PerkinElmer, Inc.	5.00%	11/15/2021	50	51,618
Trimble, Inc.	4.15%	6/15/2023	7	7,033
Total				58,651

Financial Services 3.25%

Aircastle Ltd.	5.00%	4/1/2023	2	2,082
Aircastle Ltd.	5.125%	3/15/2021	2	2,073
Aircastle Ltd.	5.50%	2/15/2022	5	5,251
Aircastle Ltd.	7.625%	4/15/2020	4	4,264
Discover Financial Services	5.20%	4/27/2022	65	67,630
Discover Financial Services	10.25%	7/15/2019	12	12,662
E*TRADE Financial Corp.	2.95%	8/24/2022	5	4,867
International Lease Finance Corp.	5.875%	4/1/2019	30	30,490
International Lease Finance Corp.	5.875%	8/15/2022	30	31,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Financial Services (continued)

International Lease Finance Corp.	8.25%	12/15/2020		$36	$39,546
Jefferies Group LLC	8.50%	7/15/2019		101	105,733
Lazard Group LLC	4.25%	11/14/2020		19	19,356
Total					325,941

Health Care Products 0.78%

Life Technologies Corp.	5.00%	1/15/2021		28	28,795
Life Technologies Corp.	6.00%	3/1/2020		48	49,888
Total					78,683

Household Equipment/Products 0.10%

Newell Brands, Inc.	3.85%	4/1/2023		10	9,826

Insurance 0.66%

Liberty Mutual Group, Inc.†	5.00%	6/1/2021		15	15,530
Willis North America, Inc.	7.00%	9/29/2019		42	43,610
Willis Towers Watson plc (United Kingdom)(b)	5.75%	3/15/2021		2	2,097
WR Berkley Corp.	5.375%	9/15/2020		5	5,181
Total					66,418

Machinery: Agricultural 0.26%

Bunge Ltd. Finance Corp.	8.50%	6/15/2019		25	26,046

Machinery: Industrial/Specialty 0.11%

CNH Industrial Capital LLC	4.375%	4/5/2022		3	3,047
CNH Industrial Capital LLC	4.875%	4/1/2021		2	2,050
Roper Technologies, Inc.	3.65%	9/15/2023		6	6,011
Total					11,108

Manufacturing 0.79%

General Electric Co.	5.50%	1/8/2020		77	79,486

Media 1.72%

Cox Communications, Inc.†	2.95%	6/30/2023		75	71,148
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)	100	101,500
Total					172,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.08%

Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021	$69	$71,222
Glencore Funding LLC†	4.125%	5/30/2023	3	2,987
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	25	24,985
Southern Copper Corp. (Peru)(b)	5.375%	4/16/2020	9	9,321
Total				108,515

Oil 1.34%

Continental Resources, Inc.	4.50%	4/15/2023	15	15,354
Continental Resources, Inc.	5.00%	9/15/2022	65	65,877
Encana Corp. (Canada)(b)	6.50%	5/15/2019	17	17,399
Motiva Enterprises LLC†	5.75%	1/15/2020	20	20,548
Nexen Energy ULC (Canada)(b)	6.20%	7/30/2019	9	9,248
Phillips 66	2.911%(3 Mo. LIBOR + .60%) #	2/26/2021	2	2,003
Pioneer Natural Resources Co.	7.50%	1/15/2020	4	4,232
Total				134,661

Oil: Crude Producers 5.00%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	52	53,885
Buckeye Partners LP	5.50%	8/15/2019	25	25,532
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	4	3,989
Enbridge Energy Partners LP	4.20%	9/15/2021	25	25,277
Enbridge Energy Partners LP	9.875%	3/1/2019	49	50,563
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	50	53,104
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	18	18,653
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	25	25,836
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	45	47,235
MPLX LP	5.50%	2/15/2023	31	31,743
Northern Natural Gas Co.†	4.25%	6/1/2021	25	25,499
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	100	104,340
Spectra Energy Partners LP	4.60%	6/15/2021	20	20,551
Sunoco Logistics Partners Operations LP	4.40%	4/1/2021	5	5,091
Texas Eastern Transmission LP†	4.125%	12/1/2020	10	10,133
Total				501,431

Real Estate Investment Trusts 1.93%

Healthcare Trust of America Holdings LP	3.70%	4/15/2023	50	49,278
Kilroy Realty LP	6.625%	6/1/2020	40	42,115
Liberty Property LP	4.75%	10/1/2020	25	25,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Senior Housing Properties Trust	3.25%		5/1/2019	$15	$15,005
VEREIT Operating Partnership LP	3.00%		2/6/2019	62	61,993
Total					194,017

Telecommunications 0.16%

Vodafone Group plc (United Kingdom)(b)	3.329%(3 Mo. LIBOR + .99%)	#	1/16/2024	7	7,018
Vodafone Group plc (United Kingdom)(b)	3.75%		1/16/2024	9	8,934
Total					15,952
Total Corporate Bonds (cost $3,540,142)					3,517,272

FLOATING RATE LOANS(d) 0.15%

Computer Hardware 0.11%

Dell International LLC Replacement Term Loan A3	3.58%(1 Mo. LIBOR + 1.50%)		12/31/2018	11	10,788

Investment Management Companies 0.04%

RPI Finance Trust Term Loan A4	3.834%(3 Mo. LIBOR + 1.50%)		5/4/2022	4	3,820
Total Floating Rate Loans (cost $14,612)					14,608

FOREIGN GOVERNMENT OBLIGATION(b) 1.95%

Iraq

Iraq Government AID Bond (cost $200,850)	2.149%		1/18/2022	200	195,933

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.90%

Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872	%#(e)	4/25/2045	73	73,130
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.473	%#(e)	5/25/2045	17	17,027
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.263	%#(e)	4/25/2046	20	19,984
Government National Mortgage Assoc. 2014-112 A	3.00	%#(e)	1/16/2048	16	16,013
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,673
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	21	20,069
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	15	14,088
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	14	13,805
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	6	5,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	$5	$4,740
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $192,406)					190,239

MUNICIPAL BOND 0.06%

Miscellaneous

Illinois (cost $6,015)	4.95%		6/1/2023	6	6,139

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.44%

Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.922%(1 Mo. LIBOR + .85%)	#	1/15/2033	10	10,008
BBCMS Mortgage Trust 2017-GLKS B†	3.263%(1 Mo. LIBOR + 1.20%)	#	11/15/2034	20	20,006
BBCMS Mortgage Trust 2017-GLKS C†	3.463%(1 Mo. LIBOR + 1.40%)	#	11/15/2034	20	20,006
BX Commercial Mortgage Trust 2018-BIOA A†	2.734%(1 Mo. LIBOR + .67%)	#	3/15/2037	45	45,055
BX Trust 2017-APPL D†	4.113%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	14	13,648
BX Trust 2017-SLCT C†	3.463%(1 Mo. LIBOR + 1.40%)	#	7/15/2034	34	34,530
BX Trust 2017-SLCT D†	4.113%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	15	14,808
BX Trust 2018-GW A†	2.863%(1 Mo. LIBOR + .80%)	#	5/15/2035	24	24,046
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	95	95,670
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	77	77,582
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	50	50,423
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(e)	10/15/2034	10	10,077
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538	%#(e)	10/15/2034	1,000	15,843
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	79,654
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	9,897
Commercial Mortgage Pass-Through Certificates 2013-CR8 A4	3.334%		6/10/2046	50	50,157
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	75	77,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Great Wolf Trust 2017-WOLF D†	4.313%(1 Mo. LIBOR + 2.10%)	#	9/15/2034	$30	$30,130
Hilton Orlando Trust 2018-ORL A†	2.833%(1 Mo. LIBOR + .77%)	#	12/15/2034	28	28,031
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,406
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	98,938
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.063%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	28	28,098
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.363	%#(e)	6/15/2032	10	10,048
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.663	%#(e)	6/15/2032	10	10,066
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	28	28,929
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	40	39,347
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	24	23,746
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(e)	10/5/2031	24	23,695
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	4.203%(1 Mo. LIBOR + 2.14%)	#	10/15/2032	34	34,095
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.321%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	35	35,069
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.021%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	20	20,078
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.163%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	14	14,125
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.03%(1 Mo. LIBOR + .95%)	#	7/5/2033	10	9,987
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.247%		7/5/2033	19	19,647
LSTAR Commercial Mortgage Trust 2014-2 A2†	2.767%		1/20/2041	3	3,125
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(e)	4/20/2048	21	21,116
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A5	4.064%		2/15/2047	40	41,214
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	95	92,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	$25	$25,104
Motel 6 Trust 2017-MTL6 C†	3.463%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	10	9,727
Motel 6 Trust 2017-MTL6 D†	4.213%(1 Mo. LIBOR + 2.15%)	#	8/15/2034	21	21,460
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	52	49,935
MSCG Trust 2016-SNR A†	3.46	%#(e)	11/15/2034	18	17,406
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	24	24,301
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.063	%#(e)	1/15/2035	50	49,934
Stonemont Portfolio Trust 2017-MONT D†	4.127%(1 Mo. LIBOR + 2.05%)	#	8/20/2030	20	19,978
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	50	49,144
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	10	9,952
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,038
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	10	9,901
West Town Mall Trust 2017-KNOX C†	4.491	%#(e)	7/5/2030	15	14,949
West Town Mall Trust 2017-KNOX D†	4.491	%#(e)	7/5/2030	15	14,667
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(e)	2/15/2044	39	40,150
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	9,845
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.912	%#(e)	6/15/2045	25	25,565
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	25	24,516
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	12	12,468
WFRBS Commercial Mortgage Trust 2013-C18 A4	3.896%		12/15/2046	24	24,612
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,758,873)					1,750,472

U.S. TREASURY OBLIGATIONS 1.24%

U.S. Treasury Note	2.625%		8/31/2023	34	34,009
U.S. Treasury Note	2.625%		8/31/2020	70	69,986
U.S. Treasury Note	2.75%		8/15/2021	20	20,028
Total U.S. Treasury Obligations (cost $123,972)					124,023
Total Long-Term Investments (cost $9,609,848)					9,557,106

SHORT-TERM INVESTMENTS 1.81%

Corporate Bonds

Automotive 0.15%

Nissan Motor Acceptance Corp.†	2.65%		9/26/2018	15	15,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.10%

HP, Inc.	3.279%(3 Mo. LIBOR + .94%) #	1/14/2019	$10	$10,027
Electric: Power 0.02%

South Carolina Electric & Gas Co.	6.50%	11/1/2018	2	2,011

Financial Services 0.25%

International Lease Finance Corp.	7.125%	9/1/2018	10	10,000
International Lease Finance Corp.†	7.125%	9/1/2018	15	15,000
Total				25,000

Metals & Minerals: Miscellaneous 0.57%

Glencore Funding LLC†	2.50%	1/15/2019	2	2,001
Glencore Funding LLC†	3.125%	4/29/2019	27	26,915
Glencore Funding LLC	3.699%(3 Mo. LIBOR + 1.36%) #	1/15/2019	28	28,049
Total				56,965

Oil 0.20%

Anadarko Petroleum Corp.	8.70%	3/15/2019	20	20,603

Oil: Crude Producers 0.52%

Kinder Morgan Energy Partners LP	2.65%	2/1/2019	1	999
ONEOK Partners LP	8.625%	3/1/2019	50	51,382
Total				52,381
Total Corporate Bonds (cost $182,122)				181,989
Total Investments in Securities 97.03% (cost $9,791,970)				9,739,095
Cash and Other Assets in Excess of Liabilities(f) 2.97%				298,049
Net Assets 100.00%				$10,037,144

IO	Interest Only.
LIBOR	London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2018.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Credit Default Swaps on Indexes – Sell Protection at August 31, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable (Payable) at Fair Value(4)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	$160,000	$161,600	$(1,298)	$2,898	$1,600
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	78,000	76,824	(4,139)	2,963	(1,176)
						$(5,437)	$5,861	$424

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $5,861. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2018	5	Long	$1,056,571	$1,056,797	$226

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2018	1	Long	$128,064	$128,047	$(17)
U.S. 5-Year Treasury Note	December 2018	6	Short	(679,021)	(680,391)	(1,370)
Total Unrealized Depreciation on Open Futures Contracts						$(1,387)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2018

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$3,758,420	$—	$3,758,420
Corporate Bonds	—	3,517,272	—	3,517,272
Floating Rate Loans	—	14,608	—	14,608
Foreign Government Obligation	—	195,933	—	195,933
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	190,239	—	190,239
Municipal Bond	—	6,139	—	6,139
Non-Agency Commercial Mortgage-Backed Securities	—	1,750,472	—	1,750,472
U.S. Treasury Obligations	—	124,023	—	124,023
Short-Term Investments
Corporate Bonds	—	181,989	—	181,989
Total	$—	$9,739,095	$—	$9,739,095
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$1,600	$—	$1,600
Liabilities	—	(1,176)	—	(1,176)
Futures Contracts
Assets	226	—	—	226
Liabilities	(1,387)	—	—	(1,387)
Total	$(1,161)	$424	$—	$(737)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$119,983
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(119,983)
Balance as of August 31, 2018	$—
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.78%

ASSET-BACKED SECURITIES 25.88%

Automobiles 10.01%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$33,198	$33,207,304
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	548	548,086
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	5,440	5,479,204
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,478	2,474,935
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	25,760	25,637,532
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	24,251	23,949,027
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	5,048	5,043,385
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	31,699	31,370,468
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	48,815,621
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	22,585	22,507,663
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22,616	22,257,394
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	71,384	70,488,752
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	30,598	30,085,499
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	10,106	10,071,381
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	20,660	20,671,644
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	36,257	36,140,463
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	11,729	11,573,383
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	71,411	70,293,554
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	17,867,370
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	9,433	9,392,355
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	22,514	22,442,728
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	26,134	26,115,253
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,184,886
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	2,512	2,511,141
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	8,021	7,982,037
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	3,853	3,848,054
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21,996	21,793,707
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	53,488	53,538,707
Capital Auto Receivables Asset Trust 2014-3 E	3.94%	4/20/2023	8,400	8,412,062
Capital Auto Receivables Asset Trust 2015-1 E	4.34%	9/20/2023	66,350	66,738,386
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,090,961
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	23,832,941
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,234,488
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	12,190	12,149,908
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,378,632
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	10,200	10,188,301
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	26,077	25,899,778
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,785,828
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	26,648	26,593,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	$20,450	$20,286,623
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	12,437	12,276,479
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,103,278
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	37,317	37,011,181
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	45,167	44,074,880
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	23,395	23,132,844
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	17,985,357
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	49,570	49,411,260
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	115,334	113,833,839
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	37,114	36,379,295
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	12,690,726
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	15,594,889
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	85,078	83,909,522
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	13,662	13,632,676
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	58,434	58,185,533
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	45,192	44,772,201
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	98,923	97,806,598
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	101,835	100,767,354
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,873,860
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	16,461	16,439,528
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	13,845	14,468,565
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	10,705	10,677,599
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	8,261	8,214,486
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,271,176
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	5,431	5,380,573
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	8,036	7,962,545
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	13,450	13,440,095
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	11,465	11,442,808
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	12,992	12,978,678
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	4,335	4,338,451
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,865	2,879,279
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	32,350	32,781,989
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	1,885	1,886,373
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	16,911	16,942,443
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	42,215,139
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	20,729	20,754,700
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	63,705	64,694,988
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	4,049	4,047,897
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	63,065	63,129,806
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	21,109	21,355,190
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	3,410	3,431,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	$23,796	$23,770,621
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	32,160	32,100,871
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	137,019	135,941,343
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	14,904	15,094,971
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	4,703	4,707,939
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	44,046	44,051,162
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	35,827	36,008,134
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	28,919	28,950,927
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	68,935	69,072,725
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	8,720	8,867,821
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	28,237	28,112,783
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	37,187	36,820,217
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	7,174	7,153,514
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	22,672	22,552,551
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	8,540	8,550,065
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	1,735	1,733,591
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	2,214	2,212,438
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	36,296	36,337,694
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	3,801	3,792,587
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	27,829	27,640,454
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	24,950	24,672,087
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	39,472	39,170,045
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	8,257	7,939,423
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	56,252	56,600,301
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	5,502	5,484,481
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	50,341	50,115,720
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.972%(1 Mo. LIBOR + .90%) #	3/15/2021	14,807	14,861,075
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	17,194	17,118,075
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	5,723	5,716,114
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	55,811	55,791,276
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	56,589	56,557,876
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	25,718	25,583,442
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	30,377	30,143,039
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	404	404,127
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%	7/15/2021	27,800	27,810,597
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%	9/15/2021	24,555	24,627,766
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	41,595	41,940,991
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	6,168	6,167,575
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	6,305	6,316,451
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	19,645	19,646,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	$21,232	$21,248,360
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	28,059	28,208,066
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	18,954	19,190,174
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	11,708	11,694,209
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	2,293	2,292,225
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	21,825	21,764,425
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	9,536	9,479,147
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	46,296	46,128,270
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	59,001	58,755,892
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,158	68,105,600
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	15,068	14,888,855
Santander Drive Auto Receivables Trust 2018-1 C	2.96%	3/15/2024	37,842	37,500,094
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	35,478	35,506,028
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	53,897	53,942,133
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	30,572	30,619,533
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	8,763	8,747,602
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,843,506
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,432,511
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,607,612
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	52,575	52,021,543
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	5,943	5,768,555
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	35,600	35,271,609
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%	3/16/2020	12,945	12,893,072
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	25,658	25,477,309
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	9,440	9,442,360
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	4,745	4,737,983
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	14,251	14,217,972
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	35,533	35,446,635
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	52,524	52,239,099
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	95,211	95,207,687
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	26,916	26,626,473
Total				4,026,502,480

Credit Cards 6.92%

American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	120,724	118,544,546
American Express Credit Account Master Trust 2017-7 A	2.35%	5/15/2025	93,148	90,664,516
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	186,581	182,802,007
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	35,395	35,028,170
Barclays Dryrock Issuance Trust 2017-1 A	2.393%(1 Mo. LIBOR + .33%) #	3/15/2023	101,590	101,810,379
Barclays Dryrock Issuance Trust 2017-2 A	2.363%(1 Mo. LIBOR + .30%) #	5/15/2023	168,102	168,322,146
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	21,658	21,385,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	$187,816	$184,415,122
Capital One Multi-Asset Execution Trust 2017-A6	2.29%	7/15/2025	98,364	95,426,812
Chase Issuance Trust 2012-A4	1.58%	8/15/2021	14,915	14,763,567
Chase Issuance Trust 2016-A2 A	1.37%	6/15/2021	10,161	10,060,868
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/7/2022	139,844	136,957,410
Citibank Credit Card Issuance Trust 2018-A6	3.21%	12/7/2024	144,232	144,869,736
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	9,583	9,439,941
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	107,179	105,736,392
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	125,489	123,133,659
First National Master Note Trust 2017-2 A	2.503%(1 Mo. LIBOR + .44%) #	10/16/2023	123,149	123,312,911
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	114,501	113,342,490
Master Credit Card Trust II Series 2018-1A A†	2.559%(1 Mo. LIBOR + .49%) #	7/22/2024	44,390	44,423,053
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	18,713	18,543,524
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	9,594	9,506,733
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	19,252	19,193,928
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	134,727	131,464,276
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	42,808	41,935,386
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	74,152	72,792,623
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	33,423	32,870,339
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	95,747	93,343,434
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	36,807	35,810,149
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	12,912	12,944,373
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	7,680	7,640,317
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	37,818	37,388,395
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	193,189	187,254,543
World Financial Network Credit Card Master Trust 2016-C M	1.98%	8/15/2023	7,444	7,343,816
World Financial Network Credit Card Master Trust 2017-A	2.12%	3/15/2024	116,291	114,517,399
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	101,152	100,425,729
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	34,320	33,762,211
Total				2,781,175,964

Home Equity 0.01%

Meritage Mortgage Loan Trust 2004-2 M3	3.04%(1 Mo. LIBOR + 0.98%) #	1/25/2035	2,590	2,553,113

Other 8.94%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	17,132	17,037,730
Allegro CLO IV Ltd. 2016-1A†	3.739%(3 Mo. LIBOR + 1.40%) #	1/15/2029	21,328	21,368,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ammc CLO 19 Ltd. 2016-19A A†	3.839%(3 Mo. LIBOR + 1.50%)	#	10/15/2028	$22,450	$22,505,243
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.389%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	34,008	33,866,432
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.389%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	42,636	42,529,193
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.053%(1 Mo. LIBOR + .99%)	#	12/15/2027	47,836	47,941,196
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	3.363%(1 Mo. LIBOR + 1.30%) #		4/15/2027	18,057	18,129,714
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	3.053%(1 Mo. LIBOR + .99%)	#	8/15/2027	18,704	18,751,622
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.213%(1 Mo. LIBOR + 1.15%)	#	6/15/2028	35,293	35,416,028
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.668%(3 Mo. LIBOR + 1.35%)	#	12/5/2025	46,550	46,647,308
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	22,616	22,496,883
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	15,436	15,286,263
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	15,470	15,395,012
Avery Point V CLO Ltd. 2014-5A AR†	3.316%(3 Mo. LIBOR + .98%)	#	7/17/2026	52,272	52,198,987
Avery Point VII CLO Ltd. 2015-7A A1†	3.839%(3 Mo. LIBOR + 1.50%)	#	1/15/2028	23,500	23,555,570
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	18,805	18,758,119
Birchwood Park CLO Ltd. 2014-1A AR†	3.519%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	44,750	44,760,382
Bowman Park CLO Ltd. 2014-1A AR†	3.49%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	55,500	55,521,123
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.223%(3 Mo. LIBOR + .89%)	#	1/18/2029	34,850	34,851,070
Cent CLO Ltd. 2013-19A A1A†	3.669%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	16,846	16,873,110
CIFC Funding V Ltd. 2014-5A A1R†	3.736%(3 Mo. LIBOR + 1.40%)	#	1/17/2027	19,750	19,776,988
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	35,968,475
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	12,089	12,043,181
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	22,197	22,196,154
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051	45,710	45,727,191
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	1,346	1,344,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Dell Equipment Finance Trust 2016-1 B†	2.03%	7/22/2021	$6,570	$6,561,221
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	3,218	3,215,419
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	11,474	11,434,013
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	13,405	13,374,936
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	5,384	5,366,412
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031	74,767	75,009,238
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	44,735	44,775,414
DLL LLC 2018-1 A2†	2.81%	11/17/2020	14,900	14,903,339
DLL LLC 2018-1 A3†	3.10%	4/18/2022	107,668	107,853,437
DLL LLC 2018-1 A4†	3.27%	4/17/2026	64,285	64,387,406
DLL Securitization Trust 2017-A A2†	1.89%	7/15/2020	30,715	30,609,278
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	32,196	31,765,169
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	3,550	3,545,585
Dryden 30 Senior Loan Fund 2013-30A AR†	3.134%(3 Mo. LIBOR + .82%) #	11/15/2028	94,976	94,599,107
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.689%(3 Mo. LIBOR + 1.35%) #	10/15/2027	36,320	36,211,025
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	3,520	3,513,816
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	18,813	18,607,148
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	74,609	73,406,445
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	3.709%(3 Mo. LIBOR + 1.37%) #	10/29/2026	48,850	48,925,234
GreatAmerica Leasing Receivables Funding LLC 2016-1 A3†	1.73%	6/20/2019	4,336	4,329,544
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.613%(1 Mo. LIBOR + 1.55%) #	3/15/2027	51,810	52,204,766
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.813%(1 Mo. LIBOR + 2.75%) #	3/15/2027	5,711	5,748,929
Jamestown CLO VII Ltd. 2015-7A A1R†	3.165%(3 Mo. LIBOR + .83%) #	7/25/2027	44,247	44,069,640
Jamestown CLO VII Ltd. 2015-7A A2R†	3.635%(3 Mo. LIBOR + 1.30%) #	7/25/2027	35,299	34,712,140
Jefferson Mill CLO Ltd. 2015-1A A1†	3.848%(3 Mo. LIBOR + 1.50%) #	7/20/2027	27,000	27,031,690
JFIN CLO Ltd. 2014-1A B1R†	3.798%(3 Mo. LIBOR + 1.45%) #	4/21/2025	9,500	9,513,315
M360 LLC 2018-CRE1 A†	4.395%	7/24/2028	54,900	54,977,898
Madison Park Funding XXI Ltd. 2016-21A A1†	3.865%(3 Mo. LIBOR + 1.53%) #	7/25/2029	22,700	22,826,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Magnetite VII Ltd. 2012-7A A1R2†	3.139%(3 Mo. LIBOR + .80%)	#	1/15/2028	$103,715	$103,170,465
Magnetite XI Ltd. 2014-11A A1R†	3.453%(3 Mo. LIBOR + 1.12%)	#	1/18/2027	47,816	47,852,082
Magnetite XVIII Ltd. 2016-18A A†	3.714%(3 Mo. LIBOR + 1.40%)	#	11/15/2028	14,920	14,944,739
Mercedes-Benz Master Owner Trust 2016-BA A†	2.763%(1 Mo. LIBOR + .70%)	#	5/17/2021	27,100	27,207,034
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.533%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	67,051	67,100,392
Mountain View CLO X Ltd. 2015-10A AR†	3.157%(3 Mo. LIBOR + .82%)	#	10/13/2027	61,081	60,872,433
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	10,467	10,181,785
Navient Student Loan Trust 2018-1A A1†	2.255%(1 Mo. LIBOR + .19%)	#	3/25/2067	8,854	8,854,872
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	34,216	33,935,535
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	69,577,714
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	26,669	26,418,842
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	2.474%(1 Mo. LIBOR + .36%)	#	2/1/2041	8,720	8,734,681
Oaktree CLO Ltd. 2015-1A A1R†	3.218%(3 Mo. LIBOR + .87%)	#	10/20/2027	29,033	29,043,693
OCP CLO Ltd. 2015-10A A2AR†	3.635%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	24,351	24,375,487
OCP CLO Ltd. 2015-9A A2R†	3.689%(3 Mo. LIBOR + 1.35%)	#	7/15/2027	25,719	25,566,147
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.669%(3 Mo. LIBOR + 1.35%)	#	11/14/2026	118,079	118,183,394
OHA Loan Funding Ltd. 2015-1A AR†	3.724%(3 Mo. LIBOR + 1.41%)	#	8/15/2029	24,559	24,626,041
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	34,384	34,489,231
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	2,200	2,201,997
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	36,598	36,760,308
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	2,717	2,736,420
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	2,851	2,919,602
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.939%(3 Mo. LIBOR + .60%)	#	4/15/2026	85,023	84,910,626
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.389%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	29,189	28,471,943
Parallel Ltd. 2015-1A AR†	3.198%(3 Mo. LIBOR + .85%)	#	7/20/2027	73,583	73,631,064
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,098,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

PFS Financing Corp. 2018-A A†	2.463%(1 Mo. LIBOR + .40%) #	2/15/2022	$20,037	$20,046,121
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	80,262	79,674,988
Ready Capital Mortgage Financing LLC 2018-FL2 A†	2.915%(1 Mo. LIBOR + .85%) #	6/25/2035	48,108	48,138,414
Recette CLO Ltd. 2015-1A AR†	3.268%(3 Mo. LIBOR + .92%) #	10/20/2027	8,750	8,743,497
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	25,774	25,534,159
SCF Equipment Leasing LLC 2018-1A A1†	2.81%	4/20/2021	68,659	68,665,049
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	94,412	94,518,053
Seneca Park CLO Ltd. 2014-1A AR†	3.456%(3 Mo. LIBOR + 1.12%) #	7/17/2026	23,650	23,658,351
SLM Private Education Loan Trust 2010-A 2A†	5.313%(1 Mo. LIBOR + 3.25%) #	5/16/2044	13,255	13,507,199
SLM Student Loan Trust 2011-1 A1	2.585%(1 Mo. LIBOR + .52%) #	3/25/2026	5,001	5,014,419
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%	10/27/2025	3,594	3,591,079
SoFi Professional Loan Program 2017-D A1FX†	1.72%	9/25/2040	31,964	31,762,552
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%	7/25/2040	17,919	17,776,155
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%	11/26/2040	68,322	67,478,604
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%	1/25/2041	27,954	27,716,383
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%	2/25/2042	48,369	48,005,543
Sound Point CLO IX Ltd. 2015-2A AR†	3.228%(3 Mo. LIBOR + .88%) #	7/20/2027	13,272	13,255,231
Sound Point CLO XI Ltd. 2016-1A A†	3.998%(3 Mo. LIBOR + 1.65%) #	7/20/2028	49,000	49,071,133
Springleaf Funding Trust 2015-AA A†	3.16%	11/15/2024	3,753	3,754,810
Taco Bell Funding LLC 2016-1A A2I†	3.832%	5/25/2046	28,509	28,604,636
Thacher Park CLO Ltd. 2014-1A AR†	3.508%(3 Mo. LIBOR + 1.16%) #	10/20/2026	62,950	62,991,106
Towd Point Asset Trust 2018-SL1 A†	2.665%(1 Mo. LIBOR + .60%) #	1/25/2046	79,708	79,348,531
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.727%(1 Mo. LIBOR + .65%) #	1/20/2022	14,610	14,703,770
Westgate Resorts LLC 2014-1A A†	2.15%	12/20/2026	6,129	6,108,684
Westgate Resorts LLC 2014-1A B†	3.25%	12/20/2026	2,291	2,288,582
Westgate Resorts LLC 2016-1A A†	3.50%	12/20/2028	25,237	25,156,825
WhiteHorse VIII Ltd. 2014-1A BR†	3.793%(3 Mo. LIBOR + 1.45%) #	5/1/2026	55,578	55,531,815
Total				3,594,935,451
Total Asset-Backed Securities (cost $10,471,341,524)				10,405,167,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments			Shares (000)		Fair Value
COMMON STOCKS 0.09%

Electric: Power 0.00%

Eneva SA(a)			BRL	52	$140,275

Oil 0.09%

Chaparral Energy, Inc. Class A*				1,577	29,015,273
Chaparral Energy, Inc. Class B*				329	6,006,075
Dommo Energia SA(a)			BRL	5,487	2,290,100
Templar Energy LLC Class A Units				178	186,529
Total					37,497,977
Total Common Stocks (cost $58,789,874)					37,638,252

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.16%

Electric: Power 0.07%

NRG Yield, Inc.†	3.25%	6/1/2020		$28,794	28,829,935

Energy Equipment & Services 0.02%

Tesla Energy Operations, Inc.	1.625%	11/1/2019		6,257	5,730,749

Real Estate Investment Trusts 0.07%

VEREIT, Inc.	3.75%	12/15/2020		29,318	29,682,598
Total Convertible Bonds (cost $64,242,064)					64,243,282

CORPORATE BONDS 36.52%

Aerospace/Defense 0.42%

Bombardier, Inc. (Canada)†(b)	6.00%	10/15/2022		681	687,810
Bombardier, Inc. (Canada)†(b)	8.75%	12/1/2021		43,580	48,373,800
Embraer Overseas Ltd.†	5.696%	9/16/2023		21,598	22,354,146
Embraer SA (Brazil)(b)	5.15%	6/15/2022		922	948,508
KLX, Inc.†	5.875%	12/1/2022		41,609	43,169,337
L3 Technologies, Inc.	4.95%	2/15/2021		3,507	3,622,014
Triumph Group, Inc.	4.875%	4/1/2021		6,972	6,710,550
United Technologies Corp.	3.35%	8/16/2021		13,229	13,274,874
United Technologies Corp.	3.65%	8/16/2023		31,502	31,639,140
Total					170,780,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.25%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(b)	3.875%	9/15/2024	$10,603	$10,391,154
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	6/15/2025	6,133	6,179,330
American Airlines 2011-1 Class A Pass-Through Trust	5.25%	7/31/2022	5,234	5,421,506
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	12,146	12,411,810
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	28,527	29,133,122
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	18,585	18,538,493
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	3,646	3,743,447
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	6,777	6,852,917
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	8,078	8,518,273
Total				101,190,052

Auto Parts: Original Equipment 0.25%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	47,455	48,700,694
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	18,774	19,337,220
Titan International, Inc.	6.50%	11/30/2023	9,447	9,305,295
ZF North America Capital, Inc.†	4.00%	4/29/2020	21,215	21,407,686
Total				98,750,895

Automotive 1.63%

Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	16,765	17,854,725
Fiat Chrysler Automobiles NV (United Kingdom)(b)	5.25%	4/15/2023	7,400	7,538,750
Ford Motor Credit Co. LLC	3.096%	5/4/2023	8,935	8,385,671
Ford Motor Credit Co. LLC	4.14%	2/15/2023	11,200	11,043,408
Ford Motor Credit Co. LLC	2.979%	8/3/2022	22,750	21,656,067
Ford Motor Credit Co. LLC	3.339%	3/28/2022	58,704	56,798,551
Ford Motor Credit Co. LLC	5.875%	8/2/2021	31,797	33,232,416
Ford Motor Credit Co. LLC	8.125%	1/15/2020	116,473	123,431,478
General Motors Co.	4.875%	10/2/2023	22,582	23,135,009
General Motors Financial Co., Inc.	3.15%	6/30/2022	71,100	69,312,414
General Motors Financial Co., Inc.	3.20%	7/6/2021	37,649	37,169,643
General Motors Financial Co., Inc.	4.20%	3/1/2021	56,815	57,634,299
General Motors Financial Co., Inc.	4.375%	9/25/2021	58,311	59,404,585
Hyundai Capital America†	1.75%	9/27/2019	32,216	31,672,843
Hyundai Capital America†	2.00%	7/1/2019	3,760	3,725,274
Hyundai Capital America†	2.50%	3/18/2019	15,873	15,865,155
Hyundai Capital America†	3.25%	9/20/2022	23,225	22,710,009
Hyundai Capital America†	3.45%	3/12/2021	8,901	8,845,244
Hyundai Capital Services, Inc. (South Korea)†(b)	3.00%	8/29/2022	47,447	45,926,593
Total				655,342,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 7.93%

ABN AMRO Bank NV (Netherlands)†(b)	1.80%		9/20/2019	$47,900	$47,346,755
ABN AMRO Bank NV (Netherlands)†(b)	2.10%		1/18/2019	37,572	37,524,284
ABN AMRO Bank NV (Netherlands)(b)	6.25%		4/27/2022	64,981	69,821,955
Akbank Turk AS (Turkey)†(b)	5.00%		10/24/2022	20,000	16,277,700
ASB Bank Ltd. (New Zealand)†(b)	3.75%		6/14/2023	31,956	31,947,092
Associated Banc-Corp.	2.75%		11/15/2019	14,409	14,356,310
Associated Bank NA	3.50%		8/13/2021	27,007	27,000,385
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	3.00%		10/20/2020	9,390	9,298,268
Banco de Credito del Peru (Panama)†(b)	2.25%		10/25/2019	4,200	4,147,500
Banco Santander SA (Spain)(b)	3.848%		4/12/2023	22,600	22,246,578
Bangkok Bank PCL (Hong Kong)†(b)	3.30%		10/3/2018	11,000	11,003,300
Bank of America Corp.	2.328	%#(c)	10/1/2021	44,078	43,176,444
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%)	#	7/21/2021	27,991	27,508,868
Bank of America Corp.	3.004%(3 Mo. LIBOR + .95%)	#	12/20/2023	121,834	118,676,785
Bank of America Corp.	5.49%		3/15/2019	73,252	74,241,703
Bank of China Hong Kong Ltd. (Hong Kong)†(b)	5.55%		2/11/2020	1,204	1,239,684
Barclays Bank plc (United Kingdom)†(b)	10.179%		6/12/2021	72,409	83,196,140
Barclays plc (United Kingdom)(b)	2.75%		11/8/2019	19,368	19,286,867
BNP Paribas SA (France)†(b)	3.50%		3/1/2023	23,326	22,854,524
CIT Group, Inc.	3.875%		2/19/2019	3,295	3,316,738
CIT Group, Inc.	4.125%		3/9/2021	18,321	18,435,506
Citigroup, Inc.	2.876	%#(c)	7/24/2023	46,599	45,285,363
Citigroup, Inc.	2.90%		12/8/2021	19,680	19,398,667
Citigroup, Inc.	3.027%(3 Mo. LIBOR + .69%)	#	10/27/2022	51,809	51,864,553
Citigroup, Inc.	3.295%(3 Mo. LIBOR + .96%)	#	4/25/2022	18,372	18,652,031
Citigroup, Inc.	4.05%		7/30/2022	30,148	30,502,293
Citigroup, Inc.	8.50%		5/22/2019	20,811	21,663,703
Citizens Financial Group, Inc.†	4.15%		9/28/2022	4,253	4,264,716
Compass Bank	2.75%		9/29/2019	22,590	22,521,721
Credit Suisse AG	5.40%		1/14/2020	25,975	26,715,259
Credit Suisse AG (Switzerland)†(b)	6.50%		8/8/2023	37,858	40,574,576
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(b)	3.125%		12/10/2020	44,266	43,972,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Discover Bank	3.35%		2/6/2023	$16,429	$16,068,649
Discover Bank	7.00%		4/15/2020	56,305	59,216,524
Discover Bank	8.70%		11/18/2019	24,607	26,055,493
Goldman Sachs Group, Inc. (The)	2.876	%#(c)	10/31/2022	69,717	68,206,914
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%)	#	6/5/2023	51,426	50,059,344
Goldman Sachs Group, Inc. (The)	3.445%(3 Mo. LIBOR + 1.11%)	#	4/26/2022	53,568	54,247,361
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	28,945	30,394,403
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	43,678	45,145,944
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	18,050	19,305,853
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	58,885	61,697,939
HSBC Bank USA NA	4.875%		8/24/2020	42,819	44,092,078
Huntington Bancshares, Inc.	7.00%		12/15/2020	19,171	20,667,690
Industrial & Commercial Bank of China Ltd.	3.093%(3 Mo. LIBOR + .75%)	#	11/8/2020	23,179	23,163,112
ING Bank NV (Netherlands)†(b)	2.45%		3/16/2020	8,472	8,393,352
ING Bank NV (Netherlands)(b)	4.125	%#(c)	11/21/2023	45,902	46,084,736
ING Bank NV (Netherlands)†(b)	5.80%		9/25/2023	18,400	19,573,500
Intesa Sanpaolo SpA (Italy)†(b)	3.125%		7/14/2022	21,382	19,877,864
Intesa Sanpaolo SpA (Italy)†(b)	3.375%		1/12/2023	18,204	16,753,824
Intesa Sanpaolo SpA (Italy)(b)	3.875%		1/15/2019	121,832	121,973,925
Intesa Sanpaolo SpA (Italy)†(b)	6.50%		2/24/2021	77,183	80,032,259
Lloyds Bank plc (United Kingdom)†(b)	6.50%		9/14/2020	63,110	66,431,819
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021	9,033	9,644,099
Macquarie Group Ltd. (Australia)†(b)	4.15	%#(c)	3/27/2024	45,822	45,867,124
Macquarie Group Ltd. (Australia)†(b)	6.00%		1/14/2020	23,234	24,027,684
Macquarie Group Ltd. (Australia)†(b)	7.625%		8/13/2019	15,062	15,676,740
Manufacturers & Traders Trust Co.	2.961%(3 Mo. LIBOR + .64%)	#	12/1/2021	15,000	14,970,708
Manufacturers & Traders Trust Co.	3.28%(1 Mo. LIBOR + 1.22%)	#	12/28/2020	12,384	12,390,345
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	3.535%		7/26/2021	27,095	27,210,801
Morgan Stanley	3.119%(3 Mo. LIBOR + .80%)	#	2/14/2020	46,830	46,936,304
Morgan Stanley	3.528%(3 Mo. LIBOR + 1.18%)	#	1/20/2022	47,070	47,808,417
Morgan Stanley	4.875%		11/1/2022	29,889	31,163,778
Morgan Stanley	5.50%		7/24/2020	30,665	31,945,427
Morgan Stanley	5.625%		9/23/2019	41,508	42,680,708
Morgan Stanley	7.30%		5/13/2019	21,726	22,393,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

National Savings Bank (Sri Lanka)†(b)	8.875%		9/18/2018	$37,833	$37,838,675
NBK SPC Ltd. (United Arab Emirates)†(b)	2.75%		5/30/2022	32,710	31,538,164
Nordea Bank AB (Sweden)†(b)	4.875%		5/13/2021	62,259	64,140,415
Popular, Inc.	7.00%		7/1/2019	17,102	17,550,927
QNB Finansbank AS (Turkey)†(b)	6.25%		4/30/2019	19,403	19,065,291
Royal Bank of Scotland Group plc (United Kingdom)(b)	3.498%(3 Mo. LIBOR + 1.48%)	#	5/15/2023	51,464	50,065,677
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%		12/15/2022	14,683	15,414,881
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.40%		10/21/2019	24,148	24,959,436
Santander UK Group Holdings plc (United Kingdom)(b)	2.875%		8/5/2021	82,151	80,290,691
Santander UK Group Holdings plc (United Kingdom)(b)	3.373	%#(c)	1/5/2024	36,966	35,774,704
Santander UK Group Holdings plc (United Kingdom)(b)	3.571%		1/10/2023	30,975	30,320,398
Sberbank of Russia Via SB Capital SA (Luxembourg)(b)	4.15%		3/6/2019	90,911	90,201,894
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(b)	5.875%		6/24/2020	29,122	30,331,524
SVB Financial Group	5.375%		9/15/2020	6,523	6,792,109
Turkiye Halk Bankasi AS (Turkey)†(b)	3.875%		2/5/2020	14,107	10,511,126
Turkiye Halk Bankasi AS (Turkey)†(b)	4.75%		6/4/2019	32,806	26,804,766
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.625%		5/30/2022	23,009	17,068,283
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%		1/30/2023	28,476	20,609,391
UBS AG	7.625%		8/17/2022	34,276	38,174,895
UBS AG (United Kingdom)†(b)	2.45%		12/1/2020	45,415	44,588,129
UBS Group Funding Switzerland AG (Switzerland)†(b)	2.65%		2/1/2022	42,503	41,267,342
UBS Group Funding Switzerland AG (Switzerland)†(b)	2.859	%#(c)	8/15/2023	10,282	9,931,662
UBS Group Funding Switzerland AG (Switzerland)†(b)	3.491%		5/23/2023	28,338	27,983,922
UBS Group Funding Switzerland AG (Switzerland)†(b)	3.53%(3 Mo. LIBOR + 1.22%)	#	5/23/2023	37,578	38,112,509
Wells Fargo & Co.	3.069%		1/24/2023	70,995	69,495,608
ZB N.A.	3.50%		8/27/2021	10,181	10,174,410
Total					3,187,484,686

Beverages 0.19%

Keurig Dr Pepper, Inc.	3.20%		11/15/2021	25,234	24,966,417
Keurig Dr Pepper, Inc.†	4.057%		5/25/2023	49,630	49,962,585
Total					74,929,002

Biotechnology Research & Production 0.04%

Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	17,628	17,848,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.40%

Boral Finance Pty Ltd. (Australia)†(b)	3.00%	11/1/2022	$13,924	$13,468,779
CPG Merger Sub LLC†	8.00%	10/1/2021	33,534	34,204,680
Griffon Corp.	5.25%	3/1/2022	44,219	43,790,076
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	33,267	34,411,907
Johnson Controls International plc	5.00%	3/30/2020	225	231,282
Standard Industries, Inc.†	5.375%	11/15/2024	16,710	16,877,100
Summit Materials LLC/Summit Materials Finance Corp.	8.50%	4/15/2022	930	998,587
Vulcan Materials Co.	2.971%(3 Mo. LIBOR + .65%) #	3/1/2021	14,887	14,931,096
Total				158,913,507

Business Services 0.48%

APX Group, Inc.	8.75%	12/1/2020	82,076	82,281,190
Ashtead Capital, Inc.†	5.625%	10/1/2024	8,498	8,859,165
Chicago Parking Meters LLC†	5.489%	12/30/2020	23,478	23,324,101
Equifax, Inc.	3.60%	8/15/2021	13,589	13,576,723
IHS Markit Ltd. (United Kingdom)(b)	4.125%	8/1/2023	13,549	13,598,454
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	28,667	30,782,625
Total System Services, Inc.	4.00%	6/1/2023	16,251	16,369,309
Verisk Analytics, Inc.	4.875%	1/15/2019	2,325	2,341,533
Total				191,133,100

Chemicals 0.67%

Blue Cube Spinco LLC	9.75%	10/15/2023	8,311	9,464,151
Braskem Netherlands Finance BV (Netherlands)†(b)	3.50%	1/10/2023	14,085	13,152,010
Celanese US Holdings LLC	4.625%	11/15/2022	9,901	10,178,309
Celanese US Holdings LLC	5.875%	6/15/2021	48,400	51,154,892
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.00%	7/19/2020	20,000	19,690,560
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.50%	7/19/2022	19,800	19,254,035
Equate Petrochemical BV (Netherlands)†(b)	3.00%	3/3/2022	11,400	11,056,632
Rayonier AM Products, Inc.†	5.50%	6/1/2024	2,691	2,577,521
Syngenta Finance NV (Netherlands)†(b)	3.698%	4/24/2020	21,687	21,707,063
Syngenta Finance NV (Netherlands)†(b)	3.933%	4/23/2021	25,537	25,614,649
Syngenta Finance NV (Netherlands)†(b)	4.441%	4/24/2023	9,425	9,460,910
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	71,524	74,143,577
Total				267,454,309

Coal 0.08%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(b)	7.50%	12/11/2022	25,167	25,182,969
Peabody Energy Corp.†	6.00%	3/31/2022	7,563	7,619,722
Total				32,802,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.55%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	$29,515	$29,617,896
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	55,281	58,078,632
Dell International LLC/EMC Corp.†	4.42%	6/15/2021	79,955	81,363,326
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	19,099	19,697,754
GCI LLC	6.75%	6/1/2021	19,818	20,084,552
Hewlett Packard Enterprise Co.	4.267%(3 Mo. LIBOR + 1.93%) #	10/5/2018	700	701,127
HT Global IT Solutions Holdings Ltd. (Mauritius)†(b)	7.00%	7/14/2021	9,770	9,955,630
Total				219,498,917

Computer Software 0.51%

BMC Software Finance, Inc.†	8.125%	7/15/2021	35,852	36,693,088
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	2,203	2,226,577
First Data Corp.†	5.75%	1/15/2024	29,240	29,934,450
First Data Corp.†	7.00%	12/1/2023	47,078	49,102,354
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	30,817	31,212,074
Informatica LLC†	7.125%	7/15/2023	941	962,172
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	13,156	13,780,910
TIBCO Software, Inc.†	11.375%	12/1/2021	39,604	42,425,785
Total				206,337,410

Construction/Homebuilding 0.25%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	7,197	7,304,955
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	51,305	51,741,093
Century Communities, Inc.	6.875%	5/15/2022	13,750	14,146,000
D.R. Horton, Inc.	3.75%	3/1/2019	400	400,801
D.R. Horton, Inc.	4.00%	2/15/2020	500	504,161
M/I Homes, Inc.	6.75%	1/15/2021	13,024	13,380,597
William Lyon Homes, Inc.	7.00%	8/15/2022	11,616	11,862,840
Total				99,340,447

Containers 0.25%

OI European Group BV (Netherlands)†(b)	4.00%	3/15/2023	13,628	12,963,635
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	3,029	3,070,733
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	81,189	81,391,909
WestRock RKT Co.	4.45%	3/1/2019	1,280	1,290,036
Total				98,716,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.56%

AmerisourceBergen Corp.	3.50%	11/15/2021	$8,086	$8,122,793
Bausch Health Cos, Inc.†	7.50%	7/15/2021	36,489	37,136,862
Bayer US Finance II LLC†	2.75%	7/15/2021	17,625	17,172,879
Bayer US Finance II LLC†	3.875%	12/15/2023	22,800	22,823,892
Bayer US Finance LLC†	2.375%	10/8/2019	18,242	18,102,808
Elanco Animal Health, Inc.†	3.912%	8/27/2021	10,724	10,762,555
Elanco Animal Health, Inc.†	4.272%	8/28/2023	12,506	12,572,140
Express Scripts Holding Co.	4.75%	11/15/2021	13,581	14,047,278
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	25,583	27,184,752
Teva Pharmaceutical Finance Co. BV (Curacao)(b)	3.65%	11/10/2021	6,532	6,342,641
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.70%	7/19/2019	28,375	27,900,464
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	2.20%	7/21/2021	24,065	22,517,041
Total				224,686,105

Electric: Power 2.04%

AES Corp. (The)	4.875%	5/15/2023	23,223	23,629,402
Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%	5/1/2023	68,200	68,336,894
Dominion Energy, Inc.	2.962%	7/1/2019	20,895	20,920,809
Dominion Energy, Inc.	4.104%	4/1/2021	60,731	61,515,278
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15,802	16,726,491
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	23,223	24,438,260
Emera US Finance LP	2.70%	6/15/2021	1,400	1,366,391
Enel Finance International NV (Netherlands)†(b)	2.75%	4/6/2023	37,000	35,040,480
Enel Finance International NV (Netherlands)†(b)	2.875%	5/25/2022	85,202	82,005,753
Exelon Generation Co. LLC	3.40%	3/15/2022	5,404	5,382,167
Exelon Generation Co. LLC	4.25%	6/15/2022	1,921	1,962,282
Jersey Central Power & Light Co.†	4.70%	4/1/2024	7,889	8,239,850
Jersey Central Power & Light Co.	7.35%	2/1/2019	6,525	6,648,328
Metropolitan Edison Co.	7.70%	1/15/2019	17,888	18,211,160
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	4,368	4,453,890
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	91,966	91,975,552
Origin Energy Finance Ltd. (Australia)†(b)	5.45%	10/14/2021	12,011	12,518,760
Pennsylvania Electric Co.	5.20%	4/1/2020	2,065	2,113,801
PNM Resources, Inc.	3.25%	3/9/2021	18,027	17,922,204
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	40,371	41,869,190
PSEG Power LLC	2.45%	11/15/2018	1,598	1,596,990
PSEG Power LLC	3.85%	6/1/2023	45,285	45,330,265
PSEG Power LLC	4.15%	9/15/2021	1,165	1,186,209
PSEG Power LLC	5.125%	4/15/2020	2,486	2,553,693
Puget Energy, Inc.	6.00%	9/1/2021	30,225	32,230,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

SCANA Corp.	4.125%	2/1/2022	$27,470	$27,197,335
SCANA Corp.	4.75%	5/15/2021	65,581	66,296,369
SCANA Corp.	6.25%	4/1/2020	34,506	35,682,175
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	54,420	53,435,094
TECO Finance, Inc.	5.15%	3/15/2020	9,631	9,891,045
TransAlta Corp. (Canada)(b)	4.50%	11/15/2022	1,047	1,041,128
Total				821,717,886

Electrical Equipment 0.74%

Analog Devices, Inc.	2.85%	3/12/2020	2,748	2,739,405
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%	1/15/2020	54,177	53,614,788
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	55,592	52,644,761
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	33,073	32,272,475
Marvell Technology Group Ltd.	4.20%	6/22/2023	27,368	27,500,950
NXP BV/NXP Funding LLC (Netherlands)†(b)	3.875%	9/1/2022	10,454	10,388,663
NXP BV/NXP Funding LLC (Netherlands)†(b)	4.125%	6/1/2021	88,346	88,677,297
NXP BV/NXP Funding LLC (Netherlands)†(b)	4.625%	6/1/2023	28,043	28,533,753
Total				296,372,092

Electronics 0.22%

PerkinElmer, Inc.	5.00%	11/15/2021	15,618	16,123,322
Tech Data Corp.	3.70%	2/15/2022	40,828	40,303,073
Trimble, Inc.	4.15%	6/15/2023	31,494	31,644,432
Total				88,070,827

Engineering & Contracting Services 0.04%

StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	16,611	17,939,880

Entertainment 0.33%

Eldorado Resorts, Inc.	7.00%	8/1/2023	8,846	9,339,607
Scientific Games International, Inc.	6.25%	9/1/2020	24,837	24,837,000
Scientific Games International, Inc.	6.625%	5/15/2021	26,158	26,027,210
Scientific Games International, Inc.	10.00%	12/1/2022	66,859	70,960,799
WMG Acquisition Corp.†	5.625%	4/15/2022	3,000	3,056,250
Total				134,220,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.56%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.50%	5/26/2022	$8,657	$8,529,967
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.75%	5/15/2019	10,558	10,619,547
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.25%	7/1/2020	34,082	34,528,870
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.625%	10/30/2020	14,164	14,489,774
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	5.00%	10/1/2021	1,150	1,189,112
Aircastle Ltd.	5.00%	4/1/2023	10,126	10,540,153
Aircastle Ltd.	5.125%	3/15/2021	24,570	25,460,662
Aircastle Ltd.	5.50%	2/15/2022	30,133	31,643,869
Aircastle Ltd.	7.625%	4/15/2020	15,193	16,196,649
Discover Financial Services	3.85%	11/21/2022	13,841	13,803,082
Discover Financial Services	5.20%	4/27/2022	35,645	37,087,161
E*TRADE Financial Corp.	2.95%	8/24/2022	24,782	24,122,186
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	2.342%	11/15/2020	9,293	9,105,431
General Electric Co./LJ VP Holdings LLC†	3.80%	6/18/2019	17,445	17,573,158
International Lease Finance Corp.	5.875%	4/1/2019	47,301	48,072,933
International Lease Finance Corp.	6.25%	5/15/2019	60,960	62,320,064
International Lease Finance Corp.†	7.125%	9/1/2018	80,980	80,980,000
International Lease Finance Corp.	8.25%	12/15/2020	95,118	104,488,159
International Lease Finance Corp.	8.625%	1/15/2022	1,685	1,931,467
Jefferies Financial Group, Inc.	5.50%	10/18/2023	17,993	18,718,552
Jefferies Group LLC	6.875%	4/15/2021	18,250	19,679,555
Jefferies Group LLC	8.50%	7/15/2019	173,932	182,083,097
Lazard Group LLC	4.25%	11/14/2020	28,780	29,319,787
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	39,182	40,749,280
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	54,607	54,743,517
Navient Corp.	4.875%	6/17/2019	25,980	26,187,840
Navient Corp.	5.00%	10/26/2020	48,088	48,338,538
Navient Corp.	5.875%	3/25/2021	8,583	8,810,879
Navient Corp.	6.625%	7/26/2021	41,546	43,363,637
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	5,390	5,565,175
Total				1,030,242,101

Food 0.36%

B&G Foods, Inc.	4.625%	6/1/2021	18,911	18,863,723
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	100,543	102,176,823
Smithfield Foods, Inc.†	2.70%	1/31/2020	14,159	13,955,120
Smithfield Foods, Inc.†	3.35%	2/1/2022	8,450	8,176,121
Total				143,171,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.48%

Becton Dickinson & Co.	3.209%(3 Mo. LIBOR + .88%) #	12/29/2020	$22,839	$22,884,856
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	32,784	33,931,440
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	3,481	3,829,100
Life Technologies Corp.	5.00%	1/15/2021	72,822	74,888,765
Life Technologies Corp.	6.00%	3/1/2020	45,185	46,962,056
Zimmer Biomet Holdings, Inc.	3.70%	3/19/2023	9,155	9,178,235
Total				191,674,452

Health Care Services 0.65%

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	15,207	15,397,088
Centene Corp.	5.625%	2/15/2021	81,003	82,825,567
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	18,376	18,651,640
Envision Healthcare Corp.†	6.25%	12/1/2024	13,602	14,588,145
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	16,485	16,655,298
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	25,095	26,603,627
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	4,469	4,686,180
Universal Health Services, Inc.†	3.75%	8/1/2019	15,846	15,905,422
Universal Health Services, Inc.†	4.75%	8/1/2022	63,316	63,949,160
Total				259,262,127

Household Equipment/Products 0.29%

Newell Brands, Inc.	3.15%	4/1/2021	21,787	21,475,348
Newell Brands, Inc.	3.85%	4/1/2023	77,920	76,566,213
Newell Brands, Inc.	2.875%	12/1/2019	4,575	4,556,622
Newell Brands, Inc.	5.00%	11/15/2023	6,562	6,631,093
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,828	5,944,560
Spectrum Brands, Inc.	6.625%	11/15/2022	2,960	3,052,500
Total				118,226,336

Insurance 0.37%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	22,466	23,364,640
Assurant, Inc.	4.20%	9/27/2023	27,456	27,549,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

AXA Equitable Holdings, Inc.†	3.90%	4/20/2023	$13,685	$13,654,808
CNA Financial Corp.	5.875%	8/15/2020	9,681	10,152,912
CNO Financial Group, Inc.	4.50%	5/30/2020	3,332	3,390,310
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	10,662	11,038,816
Lincoln National Corp.	4.00%	9/1/2023	1,581	1,614,855
Protective Life Corp.	7.375%	10/15/2019	12,694	13,291,244
Willis North America, Inc.	7.00%	9/29/2019	33,915	35,215,499
Willis Towers Watson plc (United Kingdom)(b)	5.75%	3/15/2021	8,037	8,426,532
WR Berkley Corp.	5.375%	9/15/2020	1,000	1,036,146
Total				148,735,469

Investment Management Companies 0.02%

Huarong Finance Co. Ltd.	4.00%	7/17/2019	8,530	8,530,478

Leasing 0.13%

Aviation Capital Group LLC†	3.875%	5/1/2023	22,760	22,742,639
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.50%	1/15/2023	4,322	4,451,660
DAE Funding LLC†	4.00%	8/1/2020	14,012	13,941,940
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.25%	8/15/2022	9,011	9,213,748
Total				50,349,987

Leisure 0.34%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	53,346	55,879,935
NCL Corp. Ltd.†	4.75%	12/15/2021	11,341	11,440,234
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	51,924	54,848,499
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	13,501	14,732,966
Total				136,901,634

Lodging 0.07%

Hyatt Hotels Corp.†	6.875%	8/15/2019	5,030	5,197,038
Studio City Co., Ltd. (Macau)†(b)	7.25%	11/30/2021	7,152	7,348,680
Studio City Co., Ltd. (Macau)(b)	7.25%	11/30/2021	1,722	1,769,355
Studio City Finance Ltd. (Hong Kong)†(b)	8.50%	12/1/2020	2,740	2,776,990
Wyndham Destinations, Inc.	5.625%	3/1/2021	11,538	11,855,295
Total				28,947,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.19%

Bunge Ltd. Finance Corp.	8.50%	6/15/2019		$1,361	$1,417,935
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020		73,339	76,238,126
Total					77,656,061

Machinery: Industrial/Specialty 0.52%

CNH Industrial Capital LLC	4.20%	1/15/2024		13,502	13,549,748
CNH Industrial Capital LLC	4.375%	11/6/2020		8,198	8,320,970
CNH Industrial Capital LLC	4.375%	4/5/2022		49,678	50,448,009
CNH Industrial Capital LLC	4.875%	4/1/2021		36,642	37,558,050
CNH Industrial NV (United Kingdom)(b)	4.50%	8/15/2023		35,149	35,963,754
Nvent Finance Sarl (Luxembourg)†(b)	3.95%	4/15/2023		42,334	42,204,103
Roper Technologies, Inc.	3.65%	9/15/2023		22,489	22,530,487
Total					210,575,121

Manufacturing 0.11%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		30,783	31,167,788
General Electric Co.	5.50%	1/8/2020		10,720	11,066,101
Pentair Finance Sarl (Luxembourg)(b)	2.65%	12/1/2019		2,245	2,226,976
Total					44,460,865

Media 1.26%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023		37,092	37,416,184
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%	2/1/2024		31,625	31,961,270
Cox Communications, Inc.†	2.95%	6/30/2023		38,120	36,162,173
Cox Communications, Inc.†	3.25%	12/15/2022		60,731	59,144,238
CSC Holdings LLC†	10.125%	1/15/2023		74,616	81,891,060
Myriad International Holdings BV (Netherlands)†(b)	6.00%	7/18/2020		44,159	46,143,947
NBCUniversal Enterprise, Inc.†	5.25%	—	(d)	112,699	114,389,485
Sky plc (United Kingdom)†(b)	9.50%	11/15/2018		15,953	16,163,824
Time Warner Cable LLC	8.25%	4/1/2019		28,012	28,851,055
Time Warner Cable LLC	8.75%	2/14/2019		25,110	25,753,942
Viacom, Inc.	2.75%	12/15/2019		9,653	9,567,534
Viacom, Inc.	5.625%	9/15/2019		3,000	3,077,074
Virgin Media Finance plc (United Kingdom)†(b)	6.375%	4/15/2023		15,131	15,660,585
Total					506,182,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.04%

Zekelman Industries, Inc.†	9.875%	6/15/2023	$14,188	$15,447,185

Metals & Minerals: Miscellaneous 1.88%

Anglo American Capital plc (United Kingdom)†(b)	3.75%	4/10/2022	16,556	16,438,565
Anglo American Capital plc (United Kingdom)†(b)	4.125%	4/15/2021	42,218	42,595,640
Anglo American Capital plc (United Kingdom)†(b)	4.125%	9/27/2022	26,353	26,467,607
Ausdrill Finance Pty Ltd. (Australia)†(b)	6.875%	11/1/2019	43,201	43,309,002
Century Aluminum Co.†	7.50%	6/1/2021	18,650	18,836,500
First Quantum Minerals Ltd. (Canada)†(b)	7.00%	2/15/2021	40,022	39,671,807
Freeport-McMoRan, Inc.	6.875%	2/15/2023	10,394	11,147,565
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	67,914	68,350,847
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021	57,630	59,485,623
Glencore Funding LLC†	3.00%	10/27/2022	8,392	8,055,145
Glencore Funding LLC†	3.125%	4/29/2019	84,871	84,605,269
Glencore Funding LLC†	4.125%	5/30/2023	8,384	8,348,201
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	61,201	61,163,306
Goldcorp, Inc. (Canada)(b)	3.70%	3/15/2023	12,379	12,313,382
Hecla Mining Co.	6.875%	5/1/2021	19,472	19,696,902
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	18,392	18,805,820
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	22,136	24,460,280
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	8,280	8,585,449
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	34,549	35,671,842
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	10,557	11,058,457
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	41,391	36,941,467
Newmont Mining Corp.	3.50%	3/15/2022	16,500	16,442,851
Newmont Mining Corp.	5.125%	10/1/2019	43,911	44,792,720
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024	34,090	37,499,000
Total				754,743,247

Natural Gas 0.11%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	20,495	20,931,484
National Fuel Gas Co.	3.75%	3/1/2023	9,674	9,600,762
National Fuel Gas Co.	4.90%	12/1/2021	10,072	10,359,966
National Fuel Gas Co.	7.395%	3/30/2023	4,000	4,531,763
Total				45,423,975

Office Furniture & Business Equipment 0.03%

Xerox Corp.	3.625%	3/15/2023	4,365	4,129,223
Xerox Corp.	5.625%	12/15/2019	6,594	6,775,987
Total				10,905,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 3.45%

Afren plc (United Kingdom)†(b)(e)	6.625%	12/9/2020	$8,099	$28,510
Afren plc (United Kingdom)†(b)(e)	10.25%	4/8/2019	11,027	38,815
Afren plc (United Kingdom)†(b)(e)	11.50%	2/1/2016	16,833	59,253
Anadarko Petroleum Corp.	4.85%	3/15/2021	41,411	42,721,080
Anadarko Petroleum Corp.	6.95%	6/15/2019	4,910	5,041,952
Anadarko Petroleum Corp.	8.70%	3/15/2019	13,782	14,197,138
Andeavor	5.375%	10/1/2022	3,165	3,232,030
Antero Resources Corp.	5.125%	12/1/2022	14,663	14,882,945
Apache Corp.	6.90%	9/15/2018	1,000	1,001,228
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	10,284	10,592,014
Canadian Oil Sands Ltd. (Canada)†(b)	9.40%	9/1/2021	2,206	2,512,099
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	28,373	29,153,257
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	20,951	21,029,566
Cenovus Energy, Inc. (Canada)(b)	5.70%	10/15/2019	4,445	4,553,348
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(b)	4.50%	10/3/2023	60,800	62,579,738
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(b)	2.625%	5/5/2020	41,367	40,855,166
CNX Resources Corp.	5.875%	4/15/2022	17,831	17,874,686
CNX Resources Corp.	8.00%	4/1/2023	27,888	29,500,205
Continental Resources, Inc.	4.50%	4/15/2023	15,437	15,801,850
Continental Resources, Inc.	5.00%	9/15/2022	116,489	118,060,382
Devon Energy Corp.	2.25%	12/15/2018	12,369	12,355,168
Devon Energy Corp.	6.30%	1/15/2019	4,694	4,744,766
Diamondback Energy, Inc.	4.75%	11/1/2024	17,996	18,175,960
Eclipse Resources Corp.	8.875%	7/15/2023	27,266	27,811,320
Encana Corp. (Canada)(b)	6.50%	5/15/2019	110,090	112,675,197
Energen Corp.	4.625%	9/1/2021	6,244	6,337,660
Eni SpA (Italy)†(b)	4.15%	10/1/2020	25,456	25,746,819
Equinor ASA (Norway)†(b)	7.875%	12/9/2022	10,000	11,681,950
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(b)	6.51%	3/7/2022	22,562	23,644,547
Gulfport Energy Corp.	6.625%	5/1/2023	29,329	30,062,225
Harvest Operations Corp. (Canada)†(b)	4.20%	6/1/2023	8,250	8,378,062
HighPoint Operating Corp.	7.00%	10/15/2022	5,560	5,587,800
Motiva Enterprises LLC†	5.75%	1/15/2020	20,582	21,146,497
Newfield Exploration Co.	5.75%	1/30/2022	33,650	35,669,000
Nexen Energy ULC (Canada)(b)	6.20%	7/30/2019	8,005	8,225,218
Oasis Petroleum, Inc.	6.875%	3/15/2022	79,960	81,559,200
OGX Austria GmbH (Brazil)†(b)(e)	8.50%	6/1/2018	31,150	623
Petrobras Global Finance BV (Netherlands)(b)	6.125%	1/17/2022	7,453	7,628,146
Petroleos Mexicanos (Mexico)(b)	3.50%	1/30/2023	54,720	51,702,192
Petroleos Mexicanos (Mexico)(b)	4.625%	9/21/2023	97,527	96,093,353
Petroleos Mexicanos (Mexico)(b)	8.00%	5/3/2019	21,800	22,448,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Pioneer Natural Resources Co.	7.50%	1/15/2020	$9,915	$10,489,918
Range Resources Corp.	5.00%	8/15/2022	18,943	18,753,570
Range Resources Corp.	5.75%	6/1/2021	41,339	42,475,822
Range Resources Corp.	5.875%	7/1/2022	9,166	9,303,490
Ras Laffan Liquefied Natural Gas Co. Ltd. 3(Qatar)†(b)	6.75%	9/30/2019	33,091	34,367,461
Resolute Energy Corp.	8.50%	5/1/2020	45,871	45,899,669
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	25,716	28,544,760
Sanchez Energy Corp.	6.125%	1/15/2023	18,634	10,614,858
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	18,088	18,766,300
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	39,254	41,020,430
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	24,600	24,589,176
Sinopec Group Overseas Development 2016 Ltd. (China)†(b)	2.125%	5/3/2019	18,174	18,051,525
Sinopec Group Overseas Development 2017 Ltd. (China)†(b)	2.25%	9/13/2020	41,600	40,615,328
Total				1,388,881,822

Oil: Crude Producers 3.75%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	22,755	23,263,574
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	33,109	34,309,201
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	64,900	68,956,250
Boardwalk Pipelines LP	5.75%	9/15/2019	4,629	4,744,399
Buckeye Partners LP	4.875%	2/1/2021	9,040	9,215,245
Buckeye Partners LP	5.50%	8/15/2019	6,313	6,447,224
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	80,538	80,325,457
Enable Midstream Partners LP	2.40%	5/15/2019	5,805	5,779,177
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	4,000	4,138,155
Enbridge Energy LP	7.00%	10/1/2018	2,745	2,751,157
Enbridge Energy Partners LP	5.20%	3/15/2020	18,376	18,874,701
Enbridge Energy Partners LP	9.875%	3/1/2019	84,062	86,743,898
Energy Transfer Equity LP	4.25%	3/15/2023	56,857	57,158,342
Energy Transfer Partners LP	9.00%	4/15/2019	142,171	147,603,003
Energy Transfer Partners LP	9.70%	3/15/2019	66,348	68,826,230
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	975	1,012,273
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	2,354	2,372,130
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	13,739	14,237,265
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	31,266	32,312,047
Gulf South Pipeline Co. LP	4.00%	6/15/2022	23,199	23,177,285
Kinder Morgan Energy Partners LP	5.00%	10/1/2021	5,770	6,014,857
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	13,997	14,524,265
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	61,669	65,036,787
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	16,763	17,615,181
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	27,917	29,303,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Kinder Morgan Energy Partners LP	9.00%	2/1/2019	$35,010	$35,863,571
Kinder Morgan, Inc.†	5.00%	2/15/2021	16,878	17,488,625
Kinder Morgan, Inc.†	5.625%	11/15/2023	14,295	15,326,493
Kinder Morgan, Inc.	6.50%	9/15/2020	6,292	6,669,979
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,892	52,296,190
MPLX LP	5.50%	2/15/2023	113,474	116,193,323
NGPL PipeCo LLC†	4.375%	8/15/2022	7,186	7,266,842
Northern Natural Gas Co.†	4.25%	6/1/2021	9,124	9,305,922
ONEOK Partners LP	8.625%	3/1/2019	11,899	12,227,925
Rockies Express Pipeline LLC†	6.00%	1/15/2019	20,767	20,992,945
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	186,425	194,516,093
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	125,991	134,871,090
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	6,800	7,327,600
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.	4.40%	6/15/2021	750	768,307
Spectra Energy Partners LP	4.60%	6/15/2021	11,937	12,265,987
Texas Eastern Transmission LP†	2.80%	10/15/2022	5,237	5,063,405
Texas Eastern Transmission LP†	4.125%	12/1/2020	18,339	18,583,049
Texas Gas Transmission LLC†	4.50%	2/1/2021	16,164	16,373,921
Total				1,508,142,778

Oil: Integrated Domestic 0.23%

National Oilwell Varco, Inc.	2.60%	12/1/2022	49,005	46,989,323
SESI LLC	7.125%	12/15/2021	42,146	42,830,873
TechnipFMC plc (United Kingdom)(b)	3.45%	10/1/2022	2,514	2,467,134
Total				92,287,330

Real Estate Investment Trusts 0.99%

Agile Group Holdings Ltd. (China)(b)	9.00%	5/21/2020	6,100	6,388,292
Alexandria Real Estate Equities, Inc.	3.90%	6/15/2023	1,000	1,010,538
Brixmor Operating Partnership LP	3.875%	8/15/2022	43,248	43,213,927
Country Garden Holdings Co. Ltd. (China)(b)	7.50%	3/9/2020	13,519	13,857,475
DDR Corp.	4.625%	7/15/2022	24,648	25,361,165
Digital Realty Trust LP	3.95%	7/1/2022	555	562,027
EPR Properties	5.25%	7/15/2023	5,410	5,598,831
EPR Properties	5.75%	8/15/2022	30,442	32,111,534
HCP, Inc.	4.25%	11/15/2023	3,085	3,118,505
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	7,782	7,578,085
Healthcare Trust of America Holdings LP	3.70%	4/15/2023	613	604,151
Highwoods Realty LP	3.20%	6/15/2021	4,257	4,203,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Kilroy Realty LP	6.625%	6/1/2020	$17,727	$18,664,128
Reckson Operating Partnership LP	7.75%	3/15/2020	40,440	42,936,055
Regency Centers LP	4.80%	4/15/2021	2,884	2,960,555
Senior Housing Properties Trust	3.25%	5/1/2019	30,756	30,765,391
SL Green Operating Partnership LP	3.25%	10/15/2022	5,685	5,547,843
SL Green Realty Corp.	4.50%	12/1/2022	9,201	9,370,514
VEREIT Operating Partnership LP	3.00%	2/6/2019	109,317	109,305,361
VEREIT Operating Partnership LP	4.125%	6/1/2021	12,830	13,001,432
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.25%	10/5/2020	3,240	3,235,870
Weyerhaeuser Co.	4.70%	3/15/2021	14,433	14,888,200
Weyerhaeuser Co.	7.375%	10/1/2019	5,227	5,464,555
Total				399,748,092

Retail 0.03%

Dollar Tree, Inc.	3.70%	5/15/2023	10,953	10,882,820

Savings & Loan 0.08%

People’s United Financial, Inc.	3.65%	12/6/2022	34,249	34,141,377

Technology 0.27%

Alibaba Group Holding Ltd. (China)(b)	2.80%	6/6/2023	21,865	21,217,484
Baidu, Inc. (China)(b)	2.75%	6/9/2019	21,550	21,481,686
Baidu, Inc. (China)(b)	3.00%	6/30/2020	1,000	992,454
Baidu, Inc. (China)(b)	3.50%	11/28/2022	8,474	8,370,524
Baidu, Inc. (China)(b)	3.875%	9/29/2023	49,957	49,923,579
eBay, Inc.	2.823%(3 Mo. LIBOR + .48%) #	8/1/2019	500	501,063
VeriSign, Inc.	4.625%	5/1/2023	5,744	5,854,285
Total				108,341,075

Telecommunications 0.32%

GTH Finance BV (Netherlands)†(b)	6.25%	4/26/2020	9,400	9,536,347
Level 3 Parent LLC	5.75%	12/1/2022	5,042	5,092,420
Nortel Networks Ltd. (Canada)(b)	10.75%	7/15/2016	60,959	1,981,168
T-Mobile USA, Inc.	6.00%	4/15/2024	42,682	44,389,280
Vodafone Group plc (United Kingdom)(b)	3.329%(3 Mo. LIBOR + .99%) #	1/16/2024	27,420	27,489,789
Vodafone Group plc (United Kingdom)(b)	3.75%	1/16/2024	40,359	40,064,010
Total				128,553,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Toys 0.01%

Mattel, Inc.	2.35%	8/15/2021	$6,114	$5,533,170

Transportation: Miscellaneous 0.11%

Pelabuhan Indonesia III Persero PT (Indonesia)†(b)	4.50%	5/2/2023	20,485	20,470,474
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	13,534	13,889,268
XPO Logistics, Inc.†	6.50%	6/15/2022	9,645	9,999,164
Total				44,358,906

Utilities 0.02%

United Utilities plc (United Kingdom)(b)	5.375%	2/1/2019	8,474	8,551,439

Wholesale 0.02%

HD Supply, Inc.†	5.75%	4/15/2024	6,085	6,412,069
Total Corporate Bonds (cost $14,873,824,574)				14,680,799,304

FLOATING RATE LOANS(f) 3.07%

Aerospace/Defense 0.01%

Gol Luxco S.A. Term Loan (Luxembourg)(b)	6.50%(6 Mo. LIBOR + 6.50%)	8/31/2020	4,615	4,736,144

Auto Parts: Original Equipment 0.01%

Federal-Mogul Corp. 2014 Tranche C Term Loan	5.81% (1 Mo. LIBOR + 3.75%)- 5.830%	4/15/2021	5,274	5,295,348

Chemicals 0.18%

Celanese U.S. Holdings LLC Term Loan	3.582%(3 Mo. LIBOR + 1.50%)	7/15/2021	44,195	44,231,632
FMC Corp. Term Loan A	3.326%(1 Mo. LIBOR + 1.25%)	4/21/2020	2,805	2,810,259	(g)
Mosaic Company (The) Term Loan	3.576%(1 Mo. LIBOR + 1.50%)	11/18/2021	24,919	24,856,937	(g)
Sherwin-Williams Company (The) Term Loan A	3.321%(1 Mo. LIBOR + 1.25%)	4/13/2021	1,168	1,168,125	(g)
Total				73,066,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.53%

BMC Software Finance, Inc. Initial Dollar Term Loan B2	5.326%(1 Mo. LIBOR + 3.25%)		9/10/2022	$31,735	$31,802,182
Dell International LLC Replacement Term Loan A2	3.83%(1 Mo. LIBOR + 1.75%)		9/7/2021	96,655	96,709,108
Dell International LLC Replacement Term Loan A3	3.58%(1 Mo. LIBOR + 1.50%)		12/31/2018	82,546	82,597,717
Everett SpinCo, Inc Tranche A2 Term Loan	3.326%(1 Mo. LIBOR + 1.25%)		12/16/2019	1,646	1,645,880	(g)
Total					212,754,887

Containers 0.03%

Ball Corp. Dollar Term Loan A	3.576%(1 Mo. LIBOR + 1.50%)		3/18/2021	12,184	12,193,923

Electrical Equipment 0.23%

Analog Devices, Inc. Three Year Term Loan	3.205%(1 Mo. LIBOR + 1.13%)		9/23/2019	24,303	24,333,619	(g)
Marvell Technology Group Ltd Term Loan A	3.465%(1 Mo. LIBOR + 1.38%)		6/4/2021	68,462	68,675,944	(g)
Total					93,009,563

Electrical: Household 0.04%

Energizer Holdings, Inc. Bridge Term Loan	—	(h)	5/18/2019	16,156	16,156,000

Entertainment 0.04%

GLP Capital, LP Incremental Tranche A1 Term Loan	3.577%(1 Mo. LIBOR + 1.50%)		7/31/2020	9,462	9,373,384
Yonkers Racing Corp. 1st Lien Initial Term Loan	5.33%(1 Mo. LIBOR + 3.25%)		5/31/2024	6,991	7,025,474
Total					16,398,858

Food 0.06%

Pinnacle Foods Finance LLC Initial Term Loan B	3.832%(3 Mo. LIBOR + 1.75%)		2/2/2024	24,627	24,663,640

Health Care Products 0.18%

Zimmer Biomet Holdings, Inc. Term Loan	3.326%(1 Mo. LIBOR + 1.25%)		9/30/2019	58,813	58,960,233	(g)
Zimmer Holdings, Inc. Term Loan	3.451%(1 Mo. LIBOR + 1.38%)		5/29/2019	13,678	13,669,068	(g)
Total					72,629,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.06%

RPI Finance Trust Term Loan A4	3.834%(3 Mo. LIBOR + 1.50%)		5/4/2022	$22,359	$22,365,938

Machinery: Industrial/Specialty 0.02%

Flowserve Corp. 2012 Term Loan	3.834%(3 Mo. LIBOR + 1.50%)		10/14/2020	8,387	8,413,084	(g)

Manufacturing 0.05%

Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(b)	3.423%(2 Mo. LIBOR + 1.25%)		3/2/2020	18,735	18,717,342

Media 0.11%

Discovery Communications, LLC Tranche 1 Term Loan	3.669%(2 Mo. LIBOR + 1.50%)		3/5/2021	26,925	27,025,969	(g)
Unitymedia Hessen GmbH & Co. KG Facility B Term Loan	—(1 Mo. LIBOR + 2.25%)	(h)	9/30/2025	18,211	18,198,525
Total					45,224,494

Metal Fabricating 0.01%

Doncasters US Finance LLC 2nd Lien Term Loan	10.584%(3 Mo. LIBOR + 8.25%)		10/9/2020	4,552	3,692,529

Miscellaneous 0.11%

Rockwell Collins, Inc. Term Loan	3.317%(1 Mo. LIBOR + 1.25%)		12/16/2019	32,126	32,045,912	(g)
Utex Industries, Inc. 1st Lien Initial Term Loan	6.076%(1 Mo. LIBOR + 4.00%)		5/21/2021	9,579	9,511,296
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.326%(1 Mo. LIBOR + 7.25%)		5/20/2022	3,938	3,887,554
Total					45,444,762

Oil 0.03%

Petroleos Mexicanos Term Loan (Mexico)(b)	2.91%(1 Mo. LIBOR + 0.85%)		2/14/2020	12,268	12,191,325	(g)

Oil: Crude Producers 0.11%

Buckeye Partners LP Delayed Draw Term Loan	3.43%(1 Mo. LIBOR + 1.35%)		9/30/2019	44,233	44,122,418	(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.35%

American Tower Corporation 2017 Term Loan	3.33%(1 Mo. LIBOR + 1.25%)	1/31/2023		$68,728	$68,728,000	(g)
Invitation Homes Operating Partnership LP Initial Term Loan	3.777%(1 Mo. LIBOR + 1.70%)	2/6/2022		71,209	69,962,842
Total					138,690,842

Retail 0.40%

Panera Bread Co. Term Loan	3.875%(1 Mo. LIBOR + 1.75%)	7/18/2022		59,253	57,994,087
PVH Corp. Tranche A Term Loan	3.56%(1 Mo. LIBOR + 1.50%)	5/19/2021		100,355	100,334,048
Total					158,328,135

Technology 0.00%

Symantec Corp. Term Loan A2	3.625%(1 Mo. LIBOR + 1.50%)	8/1/2019		1,334	1,330,166

Telecommunications 0.51%

AT&T Inc. Advance Tranche A Term Loan	3.202%(1 Mo. LIBOR + 1.13%)	12/14/2020		115,639	115,566,726
AT&T Inc. Advance Tranche B Term Loan	3.327%(3 Mo. LIBOR + 1.25%)	12/14/2022		88,625	88,550,998
Total					204,117,724
Total Floating Rate Loans (cost $1,233,240,436)					1,233,543,376

FOREIGN GOVERNMENT OBLIGATIONS 0.48%

Argentina 0.20%

Republic of Argentina(a)	3.375%	1/15/2023	EUR	23,684	21,114,288
Republic of Argentina(b)	4.625%	1/11/2023		$37,922	29,963,120
Republic of Argentina(b)	6.25%	4/22/2019		27,791	27,235,180
Total					78,312,588

Brunei 0.09%

Government of Bermuda†	4.138%	1/3/2023		18,812	19,081,012
Government of Bermuda†	4.854%	2/6/2024		16,500	17,140,200
Total					36,221,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Indonesia 0.08%

Perusahaan Penerbit SBSN†(b)	3.40%		3/29/2022	$9,330	$9,194,715
Perusahaan Penerbit SBSN†(b)	3.75%		3/1/2023	13,995	13,817,263
Republic of Indonesia†(b)	3.70%		1/8/2022	10,939	10,915,142
Total					33,927,120

Qatar 0.06%

State of Qatar†(b)	5.25%		1/20/2020	24,618	25,338,076

Sri Lanka 0.05%

Republic of Sri Lanka†(b)	5.75%		4/18/2023	21,860	21,364,434
Total Foreign Government Obligations (cost $213,067,634)					195,163,430

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.33%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.542	%#(i)	10/25/2030	10,645	10,621,826
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.009	%#(i)	1/25/2047	8,377	8,375,063
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#(i)	4/25/2045	28,081	28,167,203
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872	%#(i)	4/25/2045	10,007	10,024,857
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.941	%#(i)	6/25/2047	10,704	10,754,958
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#(i)	8/25/2045	13,308	13,341,275
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684	%#(i)	8/25/2045	15,500	15,504,607
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.473	%#(i)	5/25/2045	11,200	11,217,920
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.263	%#(i)	4/25/2046	30,870	30,844,566
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.089	%#(i)	10/25/2047	34,442	34,392,293
Federal Home Loan Mortgage Corp. K061 X1 IO	0.304	%#(i)	11/25/2026	572,742	8,174,461
Federal Home Loan Mortgage Corp. K503 X1 IO	0.527	%#(i)	8/25/2019	246,245	371,067
Federal Home Loan Mortgage Corp. K722 X1 IO	1.441	%#(i)	3/25/2023	202,123	9,620,144
Government National Mortgage Assoc. 2013-162 A	2.75	%#(i)	9/16/2046	8,822	8,540,454
Government National Mortgage Assoc. 2013-171 IO	0.889	%#(i)	6/16/2054	38,237	1,726,903
Government National Mortgage Assoc. 2013-193 IO	0.924	%#(i)	1/16/2055	87,959	4,016,919
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	31,285	30,889,423
Government National Mortgage Assoc. 2014-112 A	3.00	%#(i)	1/16/2048	15,655	15,196,273
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	15,229	14,920,076
Government National Mortgage Assoc. 2014-15 IO	0.761	%#(i)	8/16/2054	43,320	1,695,927
Government National Mortgage Assoc. 2014-164 AK	2.90	%#(i)	3/16/2055	14,135	13,591,798
Government National Mortgage Assoc. 2014-172 A	3.05	%#(i)	1/16/2049	8,539	8,341,616
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	37,200	35,902,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	$9,581	$9,460,170
Government National Mortgage Assoc. 2014-64 IO	1.168	%#(i)	12/16/2054	46,082	2,650,536
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	4,402	4,183,942
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	4,871	4,834,533
Government National Mortgage Assoc. 2014-78 IO	0.57	%#(i)	3/16/2056	44,588	1,514,304
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	21,166	20,893,678
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	33,113	32,085,095
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(i)	5/16/2054	24,972	24,265,787
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(i)	8/16/2055	14,151	13,929,499
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(i)	2/16/2049	14,807	14,487,380
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	47,442	45,111,214
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	33,302	32,015,907
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	36,770	35,353,006
Government National Mortgage Assoc. 2017-22 GA	2.60	%#(i)	8/16/2051	23,124	22,178,801
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	56,523	53,628,247
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	59,676	56,941,428
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	45,887	44,049,660
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	69,462	66,846,083
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	68,521	66,193,540
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	65,060	62,914,387
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	46,132	44,204,761
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	55,924	53,784,530
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	46,434	44,459,147
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	22,899	21,884,526
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	22,967	21,912,108
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	45,779	43,689,271
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	43,328	41,954,511
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	36,268	34,943,016
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	50,590	48,698,036
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	44,774	43,358,655
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,388,322,313)					1,338,657,664

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.21%

Federal Home Loan Mortgage Corp.	3.102%(12 Mo. LIBOR + 1.64%)	#	10/1/2043	2,966	2,998,188
Federal Home Loan Mortgage Corp.	3.136%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	3,117	3,154,261
Federal Home Loan Mortgage Corp.	3.574%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	5,003	5,218,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.647%(12 Mo. LIBOR + 1.90%)	#	12/1/2040	$2,123	$2,234,424
Federal Home Loan Mortgage Corp.	3.654%(12Mo. LIBOR + 1.78%)	#	5/1/2036	5,636	5,934,112
Federal Home Loan Mortgage Corp.	3.684%(12Mo. LIBOR + 1.89%)	#	12/1/2040	7,778	7,990,425
Federal Home Loan Mortgage Corp.	3.724%(12Mo. LIBOR + 1.71%)	#	4/1/2037	11,646	12,203,179
Federal Home Loan Mortgage Corp.	3.725%(12Mo. LIBOR + 1.96%)	#	2/1/2037	7,605	8,040,492
Federal Home Loan Mortgage Corp.	3.759%(12Mo. LIBOR + 1.78%)	#	10/1/2038	6,449	6,759,599
Federal Home Loan Mortgage Corp.	3.786%(12Mo. LIBOR + 1.79%)	#	12/1/2036	14,675	15,446,594
Federal Home Loan Mortgage Corp.	3.879%(12Mo. LIBOR + 1.83%)	#	6/1/2042	14,896	15,593,402
Federal Home Loan Mortgage Corp.	3.894%(12Mo. LIBOR + 1.88%)	#	9/1/2035	4,584	4,848,719
Federal Home Loan Mortgage Corp.	3.901%(12Mo. LIBOR + 1.81%)	#	6/1/2041	3,856	4,049,319
Federal Home Loan Mortgage Corp.	3.992%(12Mo. LIBOR + 1.80%)	#	5/1/2037	4,266	4,481,477
Federal Home Loan Mortgage Corp.	4.036%(1 Yr Treasury Constant Maturity Rate + 2.51%)	#	12/1/2035	6,128	6,525,830
Federal Home Loan Mortgage Corp.	4.055%(12Mo. LIBOR + 1.94%)	#	9/1/2036	14,263	15,114,480
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,171	14,151,014
Federal National Mortgage Assoc.	2.674%(12Mo. LIBOR + 1.60%)	#	12/1/2045	15,787	15,732,686
Federal National Mortgage Assoc.	2.716%(12Mo. LIBOR + 1.60%)	#	12/1/2045	12,704	12,676,119
Federal National Mortgage Assoc.	2.826%(12Mo. LIBOR + 1.60%)	#	10/1/2045	17,899	17,914,894
Federal National Mortgage Assoc.	2.922%(12Mo. LIBOR + 1.72%)	#	6/1/2042	11,505	11,535,560
Federal National Mortgage Assoc.	2.948%(12Mo. LIBOR + 1.74%)	#	5/1/2042	24,791	24,902,232
Federal National Mortgage Assoc.	3.226%(12Mo. LIBOR + 1.47%)	#	12/1/2035	16,306	17,035,028
Federal National Mortgage Assoc.	3.397%(12Mo. LIBOR + 1.52%)	#	2/1/2036	7,019	7,321,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.484%(12Mo. LIBOR + 1.78%)	#	3/1/2042	$14,449	$15,139,792
Federal National Mortgage Assoc.	3.514%(12Mo. LIBOR + 1.31%)	#	6/1/2038	3,707	3,812,529
Federal National Mortgage Assoc.	3.558%(12Mo. LIBOR + 1.54%)	#	3/1/2039	6,203	6,486,626
Federal National Mortgage Assoc.	3.625%(12Mo. LIBOR + 1.61%)	#	3/1/2038	8,645	9,044,932
Federal National Mortgage Assoc.	3.631%(12Mo. LIBOR + 1.80%)	#	10/1/2040	2,858	2,978,901
Federal National Mortgage Assoc.	3.658%(12Mo. LIBOR + 1.78%) #		1/1/2041	14,045	14,722,224
Federal National Mortgage Assoc.	3.661%(12Mo. LIBOR + 1.82%)	#	4/1/2040	4,399	4,617,235
Federal National Mortgage Assoc.	3.662%(12Mo. LIBOR + 1.82%)	#	1/1/2042	13,966	14,197,965
Federal National Mortgage Assoc.	3.685%(12Mo. LIBOR + 1.79%)	#	1/1/2041	6,845	7,045,403
Federal National Mortgage Assoc.	3.702%(12Mo. LIBOR + 1.82%)	#	12/1/2040	10,408	10,940,215
Federal National Mortgage Assoc.	3.703%(12Mo. LIBOR + 1.81%)	#	12/1/2040	5,387	5,646,891
Federal National Mortgage Assoc.	3.729%(12Mo. LIBOR + 1.62%)	#	1/1/2038	4,495	4,701,739
Federal National Mortgage Assoc.	3.748%(12Mo. LIBOR + 1.51%)	#	10/1/2035	13,516	14,110,102
Federal National Mortgage Assoc.	3.756%(1 Yr Treasury Constant Maturity Rate + 2.19%)	#	1/1/2038	4,472	4,712,591
Federal National Mortgage Assoc.	3.777%(12Mo. LIBOR + 1.66%)	#	12/1/2036	5,694	5,983,795
Federal National Mortgage Assoc.	3.782%(12Mo. LIBOR + 1.80%)	#	11/1/2040	16,334	17,154,116
Federal National Mortgage Assoc.	3.802%(12Mo. LIBOR + 1.58%)	#	11/1/2036	4,225	4,412,418
Federal National Mortgage Assoc.	3.812%(12Mo. LIBOR + 1.61%)	#	4/1/2038	10,423	10,920,835
Federal National Mortgage Assoc.	3.814%(12Mo. LIBOR + 1.66%)	#	9/1/2038	6,161	6,471,879
Federal National Mortgage Assoc.	3.829%(12Mo. LIBOR + 1.75%)	#	11/1/2038	9,631	10,144,202
Federal National Mortgage Assoc.	3.856%(12Mo. LIBOR + 1.62%)	#	8/1/2037	8,296	8,693,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.875%(12Mo. LIBOR + 1.78%)	#	10/1/2036	$6,171	$6,501,685
Federal National Mortgage Assoc.	3.877%(1 Yr Treasury Constant Maturity Rate + 2.23%)	#	3/1/2038	4,552	4,777,638
Federal National Mortgage Assoc.	3.911%(12Mo. LIBOR + 1.72%)	#	8/1/2038	5,062	5,296,542
Federal National Mortgage Assoc.	3.965%(12Mo. LIBOR + 1.73%)	#	10/1/2036	8,278	8,700,077
Federal National Mortgage Assoc.	3.98%(12Mo. LIBOR + 1.65%)	#	9/1/2036	5,740	6,020,682
Federal National Mortgage Assoc.	4.028%(12Mo. LIBOR + 1.90%)	#	12/1/2038	4,507	4,746,916
Federal National Mortgage Assoc.	4.13%(12Mo. LIBOR + 1.60%)	#	8/1/2034	12,143	12,734,342
Federal National Mortgage Assoc.	4.131%(12Mo. LIBOR + 1.81%)	#	8/1/2041	6,897	7,231,341
Federal National Mortgage Assoc.	4.228%(12Mo. LIBOR + 1.84%)	#	7/1/2040	3,906	4,030,024
Federal National Mortgage Assoc.	5.50%		1/1/2035	999	1,090,628
Total Government Sponsored Enterprises Pass-Throughs (cost $489,282,699)					484,929,559

MUNICIPAL BONDS 0.27%

Miscellaneous

IL State GO	6.20%		7/1/2021	174	180,626
Illinois	4.95%		6/1/2023	3,971	4,062,889
Illinois	5.877%		3/1/2019	49,485	50,125,831
New Jersey Econ Dev Auth (AGM)	—		2/15/2019	13,255	13,088,517
New Jersey Econ Dev Auth (AGM)	—		2/15/2020	7,750	7,411,015
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	1,000	1,023,320
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	14,980	14,937,606
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	10,940	11,033,428
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	6,900	7,157,853
Total Municipal Bonds (cost $108,924,582)					109,021,085

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.10%

1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38	%#(i)	8/10/2035	214,200	3,734,491
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	74,470	73,774,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	$10,289	$10,295,472
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	20,603	20,772,266
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	10,910	10,781,257
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	6,836	6,809,607
Atrium Hotel Portfolio Trust 2017-ATRM A†	2.993	%#(i)	12/15/2036	19,170	19,182,089
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.563%(1 Mo. LIBOR + 1.50%)	#	12/15/2036	31,196	31,216,564
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.013%(1 Mo. LIBOR + .95%)	#	6/15/2035	37,883	37,991,497
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.493	%#(i)	6/15/2035	28,355	28,445,614
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.713	%#(i)	6/15/2035	9,012	9,043,703
Aventura Mall Trust 2013-AVM A†	3.867	%#(i)	12/5/2032	43,213	43,932,342
Aventura Mall Trust 2013-AVM D†	3.867	%#(i)	12/5/2032	11,000	11,183,036
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,402	35,394,253
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	2.15	%#(i)	7/15/2049	87,684	8,559,195
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.922%(1 Mo. LIBOR + .85%)	#	1/15/2033	37,358	37,388,634
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.502%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	4,434	4,435,693
Bancorp Commercial Mortgage Trust 2017-CRE2 A†	2.917%(1 Mo. LIBOR + .85%)	#	8/15/2032	13,046	13,037,248
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	69,931,180
BB-UBS Trust 2012-TFT B†	3.584	%#(i)	6/5/2030	7,850	7,649,762
BB-UBS Trust 2012-TFT C†	3.584	%#(i)	6/5/2030	14,354	13,926,933
BBCMS Mortgage Trust 2017-DELC A†	2.913%(1 Mo. LIBOR + .85%)	#	8/15/2036	43,785	43,855,263
BBCMS Mortgage Trust 2017-GLKS B†	3.263%(1 Mo. LIBOR + 1.20%)	#	11/15/2034	23,607	23,614,219
BBCMS Mortgage Trust 2017-GLKS C†	3.463%(1 Mo. LIBOR + 1.40%)	#	11/15/2034	3,218	3,219,023
BBCMS Mortgage Trust 2018-TALL A†	2.785%(1 Mo. LIBOR + .72%)	#	3/15/2037	33,595	33,614,727
BBCMS Mortgage Trust 2018-TALL E†	4.50%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	49,994	50,270,147
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,477,326
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,280,105
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,450,061
BBCMS Trust 2015-STP C†	4.427	%#(i)	9/10/2028	23,900	24,017,602
BBCMS Trust 2015-STP XA IO†	1.104	%#(i)	9/10/2028	270,509	4,808,297
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	30,996	29,965,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BDS 2018-FL1 A†	2.91%(1 Mo. LIBOR + .85%)	#	1/15/2035	$56,900	$57,115,793
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	4,507	4,601,674
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#(i)	3/10/2033	103,040	2,502,079
BX Commercial Mortgage Trust 2018-BIOA A†	2.734%(1 Mo. LIBOR + .67%)	#	3/15/2037	108,469	108,601,506
BX Trust 2017-APPL A†	2.943%(1 Mo. LIBOR + .88%)	#	7/15/2034	34,693	34,768,418
BX Trust 2017-APPL D†	4.113%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	22,827	22,965,207
BX Trust 2017-APPL E†	5.213%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	35,029	35,304,723
BX Trust 2017-SLCT A†	2.983%(1 Mo. LIBOR + .92%)	#	7/15/2034	40,991	41,048,063
BX Trust 2017-SLCT B†	3.263%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	35,687	35,725,624
BX Trust 2017-SLCT C†	3.463%(1 Mo. LIBOR + 1.40%)	#	7/15/2034	21,746	21,779,381
BX Trust 2017-SLCT D†	4.113%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	85,455	85,642,265
BX Trust 2017-SLCT E†	5.213%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	64,899	65,223,406
BX Trust 2018-BILT A†	2.863%(1 Mo. LIBOR + .80% Floor .80%)	#	5/15/2030	30,399	30,457,020
BX Trust 2018-BILT D†	3.833%(1 Mo. LIBOR + 1.77% Floor 1.77%)	#	5/15/2030	11,427	11,506,329
BX Trust 2018-GW A†	2.863%(1 Mo. LIBOR + .80%)	#(i)	5/15/2035	21,579	21,620,056
BX Trust 2018-GW D†	3.833%(1 Mo. LIBOR + 1.77% Floor 1.77%)	#	5/15/2035	15,601	15,709,305
BXP Trust 2017-CQHP A†	2.913%(1 Mo. LIBOR + .85%)	#	11/15/2034	30,609	30,667,433
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	172,829	174,047,427
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	70,044	70,573,799
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	41,929	42,283,468
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(i)	10/15/2034	28,230	28,446,637
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(i)	10/15/2034	92,392	91,300,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.968	%#(i)	10/15/2034	$495,108	$15,437,665
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538	%#(i)	10/15/2034	314,538	4,983,100
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.947	%#(i)	12/15/2047	8,307	8,751,142
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.901	%#(i)	5/10/2058	70,164	6,918,797
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.335	%#(i)	11/10/2049	158,952	11,893,147
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.927	%#(i)	12/10/2054	148,975	7,569,488
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	40,657	41,519,274
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,669,288
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,200,691
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,195,650
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	10,403	10,108,870
CHT Mortgage Trust 2017-CSMO A†	2.993	%#(i)	11/15/2036	77,105	77,249,680
CHT Mortgage Trust 2017-CSMO B†	3.463	%#(i)	11/15/2036	32,200	32,301,378
CHT Mortgage Trust 2017-CSMO D†	4.313	%#(i)	11/15/2036	27,825	27,957,686
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	18,087	17,941,661
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.222	%#(i)	9/10/2045	218,445	1,406,783
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	14,500	14,441,958
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.548	%#(i)	4/10/2046	382,975	19,904,563
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371	%#(i)	9/10/2046	12,850	13,455,785
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	8,500	8,594,085
Citigroup Commercial Mortgage Trust 2014-GC19 A4	4.023%		3/10/2047	8,500	8,760,501
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.358	%#(i)	5/10/2047	223,308	11,377,118
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.323	%#(i)	7/10/2047	120,131	1,589,898
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9,186	9,091,514
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.536	%#(i)	2/10/2048	123,913	8,427,245
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.551	%#(i)	6/10/2048	249,091	5,642,170
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	1.029	%#(i)	11/10/2048	179,830	7,676,229
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.465	%#(i)	2/10/2049	101,147	7,438,879
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.954	%#(i)	4/10/2049	68,165	7,029,009
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	56,262	56,222,189
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	23,717	23,698,911
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	11,400	11,390,678
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	15,811	15,795,685
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.204	%#(i)	7/25/2036	4,599	4,491,043
CityLine Commercial Mortgage Trust 2016-CLNE†	2.871	%#(i)	11/10/2031	16,235	15,771,207
Cold Storage Trust 2017-ICE3 A†	3.063%(1 Mo. LIBOR + 1.00%)	#	4/15/2036	47,846	48,065,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.151	%#(i)	7/10/2046	$17,961	$18,704,334
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.286	%#(i)	7/10/2046	12,446	12,731,386
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,407,766
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.942	%#(i)	10/15/2045	236,159	12,697,201
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	21,708,127
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.381	%#(i)	12/10/2044	70,077	3,743,582
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	21,265	20,689,642
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21	%#(i)	8/10/2046	9,960	10,367,233
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	15,034	15,046,034
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	27,822	27,727,141
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.338	%#(i)	3/10/2046	261,160	10,826,674
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	907	906,456
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.602	%#(i)	6/10/2046	524,959	9,007,396
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.367	%#(i)	7/10/2045	30,112	31,434,152
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,303,410
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	20,062	19,458,264
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389	%#(i)	3/10/2031	265,903	3,245,000
Commercial Mortgage Pass-Through Certificates 2014 CR17 A4	3.70%		5/10/2047	60,470	61,470,077
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.348	%#(i)	8/10/2047	111,530	4,827,596
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.104	%#(i)	12/10/2047	136,074	5,682,876
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.458%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	993	991,648
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	73,105	74,409,120
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	9,632	9,932,829
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.075	%#(i)	10/10/2047	151,989	4,554,960
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	21,075	21,069,965
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.174	%#(i)	9/10/2047	257,364	9,207,998
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#(i)	5/10/2048	8,800	8,795,052
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.877	%#(i)	7/10/2050	186,921	5,964,065
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	7,414	7,254,673
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577	%#(i)	8/10/2029	7,193	7,089,412
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577	%#(i)	8/10/2029	6,850	6,598,459
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.783%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	60,683	60,733,600
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.363%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	56,507	56,860,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#(i)	10/15/2034	$482,843	$1,307,587	(j)
Commercial Mortgage Trust 2006-GG7 AM	5.95	%#(i)	7/10/2038	23,975	24,002,308
Commercial Mortgage Trust 2016-CD1 XA IO	1.563	%#(i)	8/10/2049	119,905	10,066,566
Core Industrial Trust 2015-CALW XA IO†	0.939	%#(i)	2/10/2034	88,437	2,118,895
Core Industrial Trust 2015-WEST XA IO†	1.076	%#(i)	2/10/2037	180,155	9,546,088
Core Industrial Trust 2015-WEST XB IO†	0.844	%#(i)	2/10/2037	90,323	3,661,929
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.17	%#(i)	2/15/2041	3,763	3,750,208
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	9,972,234
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,074,654
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	1.976%(1 Mo. LIBOR + .11%)	#	2/27/2037	2,991	2,937,310
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.30	%#(i)	6/26/2036	3,065	3,094,767
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#(i)	9/15/2037	115,519	3,595,920
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.563%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	32,527	32,722,858
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.563%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	36,978	37,320,224
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.013%(1 Mo. LIBOR + .95%)	#	2/15/2031	28,438	28,454,507
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.413%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	12,038	12,053,002
Credit Suisse Mortgage Capital Certificates 2017-HD C†	3.763%(1 Mo. LIBOR + 1.70%)	#	2/15/2031	6,721	6,731,741
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.563%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	12,130	12,172,154
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.713%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	17,624	17,699,758
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	64,341	63,480,999
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,000,079
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,348,564
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442	%#(i)	4/5/2033	9,850	9,672,886
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	45,816	45,656,130
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(i)	7/10/2034	8,250	8,178,499
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303	%#(i)	7/10/2034	9,093	8,717,934
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.013%(1 Mo. LIBOR + .95%)	#	12/15/2030	18,561	18,572,653
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.663%(1 Mo. LIBOR + 1.60%)	#	12/15/2030	14,832	14,855,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CSAIL Commercial Mortgage Trust 2015-C2 ASB	3.224%		6/15/2057	$15,409	$15,320,360
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	13,833,528
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.96	%#(i)	1/15/2049	210,095	19,745,506
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.223	%#(i)	11/15/2049	236,000	13,987,631
DBGS Mortgage Trust 2018 5BP A†	2.708	%#(i)	6/15/2033	35,000	34,881,728
DBGS Mortgage Trust 2018-BIOD A†	2.866%(1 Mo. LIBOR + .80%)	#	5/15/2035	50,300	50,396,184
DBJPM Mortgage Trust 2016-C3 XA IO	1.646	%#(i)	9/10/2049	197,056	18,342,582
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	9,686	9,749,469
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(i)	7/10/2044	6,825	7,091,503
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268	%#(i)	5/10/2044	9,200	9,300,786
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	18,158	17,636,685
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#(i)	6/10/2034	35,881	629,537
DBWF Mortgage Trust 2018-AMXP A†	3.873	%#(i)	5/5/2035	303,200	304,490,116
DBWF Mortgage Trust 2018-AMXP B†	4.122	%#(i)	5/5/2035	53,868	54,101,518
DBWF Mortgage Trust 2018-AMXP C†	3.956	%#(i)	5/5/2035	49,438	49,201,934
DBWF Mortgage Trust 2018-AMXP D†	3.917	%#(i)	5/5/2035	6,780	6,708,166
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495	%#(i)	12/15/2034	23,295	23,300,805
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495	%#(i)	12/15/2034	5,440	5,431,195
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.495	%#(i)	12/15/2034	16,767	16,617,859
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	37,238	37,437,204
Great Wolf Trust 2017-WOLF D†	4.313%(1 Mo. LIBOR + 2.10%)	#	9/15/2034	70,104	70,408,616
Great Wolf Trust 2017-WOLF E†	5.313%(1 Mo. LIBOR + 3.10%)	#	9/15/2034	76,090	76,643,448
Great Wolf Trust 2017-WOLF F†	6.283%(1 Mo. LIBOR + 4.07%)	#	9/15/2034	15,289	15,415,813
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	7,400	7,226,816
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	41,897,469
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	36,162	36,024,790
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,162,652
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#(i)	12/10/2027	22,300	22,199,701
GS Mortgage Securities Corp. II 2013-KING E†	3.55	%#(i)	12/10/2027	3,000	2,953,197
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	4,900	4,904,767
GS Mortgage Securities Corp. II 2018-RIVR A†	3.013%(1 Mo. LIBOR + .95%)	#	7/15/2035	47,683	47,764,547
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	35,240	35,583,165
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267	%#(i)	4/10/2034	6,779	6,878,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	$51,853	$51,900,863
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	44,905	44,946,914
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	15,450	15,505,336
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202%(1 Mo. LIBOR + 2.30% Floor 2.30%)	#	2/10/2029	13,648	13,716,360
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	36,878	36,209,103
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	35,794	35,087,247
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	11,172	10,926,200
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.913%(1 Mo. LIBOR + .85%)	#	7/15/2032	30,659	30,720,402
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.163%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	10,811	10,870,024
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.413%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	7,734	7,781,813
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.013%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	19,051	19,115,229
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	3,262	3,293,477
GS Mortgage Securities Trust 2011-GC5 B†	5.558	%#(i)	8/10/2044	39,535	41,312,863
GS Mortgage Securities Trust 2012-GC6 B†	5.84	%#(i)	1/10/2045	14,812	15,684,067
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.137	%#(i)	1/10/2045	179,079	9,350,916
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,632,738
GS Mortgage Securities Trust 2012-GCJ9 IO	2.124	%#(i)	11/10/2045	91,270	6,126,007
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.431	%#(i)	11/10/2045	92,562	1,271,361
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(i)	6/10/2046	5,809	5,781,681
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	11,942	11,663,714
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	2,959	2,957,202
GS Mortgage Securities Trust 2013-GC12 XA IO	1.576	%#(i)	6/10/2046	460,298	24,547,446
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	16,691	17,371,752
GS Mortgage Securities Trust 2014-GC26 XA IO	1.182	%#(i)	11/10/2047	102,328	4,765,249
GS Mortgage Securities Trust 2015-GS1 XA IO	0.96	%#(i)	11/10/2048	94,996	4,442,420
GS Mortgage Securities Trust 2016-GS2 XA IO	1.813	%#(i)	5/10/2049	222,476	19,982,777
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	11,930,622	(j)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,236,667	(j)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,888	28,828,396	(j)
H/2 Asset Funding 2014-1 Ltd.	3.969%(1 Mo. LIBOR + .77%)	#	3/19/2037	35,067	35,443,115
H/2 Asset Funding 2015-1A-AFL	3.716%(1 Mo. LIBOR + 1.70%)	#	6/24/2049	10,462	10,606,326	(j)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	$3,636	$3,638,858	(j)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	23,250	23,287,226	(j)
Hilton Orlando Trust 2018-ORL A†	2.833%(1 Mo. LIBOR + .77%)	#	12/15/2034	25,541	25,568,988
Hilton Orlando Trust 2018-ORL D†	3.763%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	22,717	22,785,805
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	32,760,709
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,354,258
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,774,025
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,132,182
Hospitality Mortgage Trust 2017-HIT B†	3.263%(1 Mo. LIBOR + 1.18%)	#	5/8/2030	14,008	14,020,445
Hospitality Mortgage Trust 2017-HIT C†	3.433%(1 Mo. LIBOR + 1.35%)	#	5/8/2030	9,193	9,189,794
Hospitality Mortgage Trust 2017-HIT D†	4.233%(1 Mo. LIBOR + 2.15%)	#	5/8/2030	31,875	31,991,427
Hospitality Mortgage Trust 2017-HIT E†	5.633%(1 Mo. LIBOR + 3.55%)	#	5/8/2030	47,231	47,570,770
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474	%#(i)	8/5/2034	150,785	11,896,183
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	65,151,643
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,861,307
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(i)	8/5/2034	5,000	4,560,070
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417	%#(i)	8/5/2034	171,661	7,814,867
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	36,289	35,360,318
Irvine Core Office Trust 2013-IRV A2†	3.279	%#(i)	5/15/2048	40,462	40,203,071
Irvine Core Office Trust 2013-IRV XA IO†	1.211	%#(i)	5/15/2048	73,947	1,890,182
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-LAQ E†	5.063	%#(i)	6/15/2032	7,274	7,369,262
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466	%#(i)	6/12/2047	6,684	6,698,428
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	4,724	4,709,371
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694	%#(i)	12/5/2027	5,730	6,057,173
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	5,486	5,579,334
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075	%#(i)	11/15/2043	1,710	1,747,412
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(i)	5/15/2045	9,466	9,703,687
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	75,969	76,740,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.17	%#(i)	12/15/2047	$296,975	$10,713,529
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.671	%#(i)	7/15/2045	157,366	3,106,449
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	7,934	7,921,390
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(i)	8/15/2046	15,350	15,905,596
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.418	%#(i)	4/15/2046	104,544	4,917,688
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	15,800	16,361,573
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	36,516	36,546,717
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.288	%#(i)	4/15/2047	117,780	2,326,986
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.42	%#(i)	4/15/2047	34,361	607,056
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.116	%#(i)	11/15/2047	113,832	4,358,829
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.099	%#(i)	11/15/2047	204,829	8,265,832
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.257	%#(i)	1/15/2048	200,516	8,402,891
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	162,359,609
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,545,681
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#(i)	6/10/2027	14,352	13,892,142
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#(i)	6/10/2027	20,795	17,623,405
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#(i)	6/10/2027	102,274	243,412
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#(i)	6/10/2027	45,476	18,645
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	4.263%(1 Mo. LIBOR + 2.20%)	#	12/15/2030	5,622	5,627,750
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	5.163%(1 Mo. LIBOR + 3.10%)	#	12/15/2030	29,000	29,056,504
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,966	2,956,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.965	%#(i)	5/15/2048	$100,223	$3,109,729
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.762	%#(i)	7/15/2048	144,894	4,106,419
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	4,991,388
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	15,275	15,306,521
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	12,854,365
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.742	%#(i)	9/5/2032	10,696	10,676,975
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.809	%#(i)	9/5/2032	242,750	2,860,809
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.941	%#(i)	12/15/2049	174,890	7,092,927
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	42,735	42,037,924
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	11,874,359
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	15,194,339
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(i)	10/5/2031	29,748	29,369,846
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143	%#(i)	10/5/2031	9,726	9,494,794
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345	%#(i)	10/5/2031	131,129	4,154,822
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791	%#(i)	10/5/2031	77,997	1,412,916
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	20,929	20,972,757
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.235	%#(i)	9/15/2050	295,610	20,457,778
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	51,308	50,869,534
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,006,830
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(i)	6/5/2032	15,721	15,626,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.321%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	$15,163	$15,192,786
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.021%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	23,331	23,421,818
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	20,099	20,384,466
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.063%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	117,163	117,572,368
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.363	%#(i)	6/15/2032	35,684	35,853,874
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.663	%#(i)	6/15/2032	28,722	28,913,093
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.263%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	53,048	53,147,465
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.963%(1 Mo. LIBOR + 1.90% Floor 1.90%)	#	4/15/2031	14,359	14,385,923
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.363	%#(i)	4/15/2031	10,608	10,619,510
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.183%(1 Mo. LIBOR + 3.12% Floor 3.12%)	#	4/15/2031	5,572	5,636,663
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.03%(1 Mo. LIBOR + .95%)	#	7/5/2033	27,169	27,133,667
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	73,509	76,010,886
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	23,661	24,465,895
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.08	%#(i)	7/5/2033	9,118	9,107,047
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	32,671,099
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.63	%#(i)	7/5/2033	9,118	9,112,218
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	36,128	37,421,346
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.295	%#(i)	7/5/2033	155,900	7,876,847
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	4.028	%#(i)	5/15/2031	1,896	1,851,585
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952	%#(i)	11/14/2027	190,968	189,672,148
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#(i)	11/14/2027	16,023	15,897,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LMREC, Inc. 2015-CRE1 AR†	3.045%(1 Mo. LIBOR + .98%)	#	2/22/2032	$73,866	$74,021,119
LMREC, Inc. 2015-CRE1 BR†	4.315%(1 Mo. LIBOR + 2.25%)	#	2/22/2032	12,355	12,388,802	(j)
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#(i)	1/20/2041	48,376	95,523
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(i)	4/20/2048	13,511	13,383,260
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.04	%#(i)	3/10/2049	103,977	7,435,917
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	14,731	14,516,552
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	27,394,371
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	75,148,797
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	14,222	13,836,971
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	14,900	14,449,577
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	5,829	5,822,731
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,207,763
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.215	%#(i)	5/15/2046	218,641	8,944,721
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.407	%#(i)	5/15/2046	107,177	1,517,598
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.257	%#(i)	12/15/2047	165,794	6,725,334
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	16,231	16,323,374
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.79	%#(i)	5/15/2049	131,572	11,822,417
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.588	%#(i)	11/15/2049	275,271	22,899,647
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	5,681	5,512,236
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,236,856
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,297,042
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,430,876
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.269	%#(i)	3/15/2045	183,809	10,654,113
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	20,811	20,366,965
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,259,292
Morgan Stanley Capital I Trust 2013-WLSR A†	2.695%		1/11/2032	7,744	7,685,598
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	17,225	17,300,490
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#(i)	7/13/2029	260,000	824,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	$8,445	$8,536,238
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	9,624,393
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.79	%#(i)	8/15/2049	87,764	7,778,868
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.135	%#(i)	8/15/2049	121,223	7,872,934
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	4,043	4,028,236
Motel 6 Trust 2017-MTL6 C†	3.463%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	33,519	33,594,802
Motel 6 Trust 2017-MTL6 D†	4.213%(1 Mo. LIBOR + 2.15%)	#	8/15/2034	137,709	138,404,700
Motel 6 Trust 2017-MTL6 E†	5.313%(1 Mo. LIBOR + 3.25%)	#	8/15/2034	133,468	134,787,789
Motel 6 Trust 2017-MTL6 F†	6.313%(1 Mo. LIBOR + 4.25%)	#	8/15/2034	40,207	40,689,544
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	23,377	22,513,856
MSCG Trust 2016-SNR A†	3.46	%#(i)	11/15/2034	38,944	38,014,500
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	22,587	22,251,086
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	14,521	14,495,817
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917	%#(i)	11/15/2032	68,091	68,697,813
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917	%#(i)	11/15/2032	17,029	17,023,615
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,591,674
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	39,302,527
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	24,769	24,386,813
PFP Ltd. 2017-3 A†	3.113%(1 Mo. LIBOR + 1.05%)	#	1/14/2035	3,847	3,852,019
PFP Ltd. 2017-3 AS†	3.363%(1 Mo. LIBOR + 1.30%)	#	1/14/2035	5,000	5,012,465
PFP Ltd. 2017-3 C†	4.563%(1 Mo. LIBOR + 2.50%)	#	1/14/2035	5,000	5,021,125
Prima Capital CRE Securitization 2015-5A B†	3.50%		12/24/2050	119,071	120,590,950
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	93,302	92,233,394
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	80,991	80,774,283
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	101,766	101,075,756
Prima Capital Ltd.†	2.214%		10/24/2035	10,807	10,671,747	(j)
RAIT Trust 2017-FL7 A†	3.013%(1 Mo. LIBOR + .95%)	#	6/15/2037	17,073	17,084,230
RAIT Trust 2017-FL8 A†	2.913%(1 Mo. LIBOR + .85%)	#	12/15/2037	26,123	26,140,524
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	56,875,357
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01	%#(i)	6/25/2055	1,088	1,080,315
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	20,306	20,413,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.915%(1 Mo. LIBOR + .85%)	#	5/25/2034	$7,059	$7,072,618
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	26,517	26,405,016
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	3,935	3,912,594
Sequoia Mortgage Trust 2012-4 A2	3.00	%#(i)	9/25/2042	2,576	2,486,630
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.063	%#(i)	1/15/2035	30,644	30,695,899
Shops at Crystals Trust 2016-CSTL XA IO†	0.73	%#(i)	7/5/2036	112,000	4,648,560
Stonemont Portfolio Trust 2017-MONT D†	4.127%(1 Mo. LIBOR + 2.05%)	#	8/20/2030	67,529	67,856,516
Stonemont Portfolio Trust 2017-MONT E†	4.827%(1 Mo. LIBOR + 2.75%)	#	8/20/2030	105,625	106,410,874
Stonemont Portfolio Trust 2017-MONT F†	5.677%(1 Mo. LIBOR + 3.60%)	#	8/20/2030	58,084	58,674,942
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	1,260	1,271,230
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	7,328	7,370,171
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	4,451	4,478,048
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.19	%#(i)	12/15/2050	380,440	27,407,569
UBS-BAMLL Trust 2012-WRM D†	4.379	%#(i)	6/10/2030	6,900	6,710,673
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	71,467	72,044,397
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.978	%#(i)	5/10/2063	8,100	8,270,038
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.489	%#(i)	5/10/2063	86,481	3,564,358
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	11,200	11,121,546
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	34,478,728
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	18,795	18,473,361
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	84,708	84,300,496
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	23,357,891
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(i)	3/10/2046	7,000	6,934,594
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.106	%#(i)	3/10/2046	357,314	12,528,564
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.277	%#(i)	4/10/2046	419,613	17,834,520
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,096,402
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,254,260
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	8,481	8,502,441
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	15,095,529
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,396,209
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.563%(1 Mo. LIBOR + 2.50%)	#	6/15/2029	11,999	12,023,093
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.413%(1 Mo. LIBOR + 4.35%)	#	6/15/2029	33,698	33,858,204
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	3.476	%#(i)	1/25/2036	4,275	4,307,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	$5,940	$6,070,261
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218	%#(i)	7/15/2046	22,226	23,079,132
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	19,200	19,009,041
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10,749	10,807,391
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.857	%#(i)	6/15/2048	151,226	5,438,183
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	9,850,773
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.753	%#(i)	12/15/2048	66,103	68,039,104
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.897	%#(i)	12/15/2048	82,108	84,929,440
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,675	9,775,453
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.91	%#(i)	9/15/2048	166,936	6,406,645
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.93	%#(i)	8/15/2049	198,425	21,760,020
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.332	%#(i)	6/15/2049	153,582	16,864,416
Wells Fargo Commercial Mortgage Trust 2017-SMP A†	2.813%(1 Mo. LIBOR + .75%)	#	12/15/2034	22,721	22,756,813
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	3.063%(1 Mo. LIBOR + 1.00%)	#	12/15/2034	16,322	16,331,640
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	25,972,256
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	1,612	1,672,360
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	56,515	56,922,975
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	24,116,860
West Town Mall Trust 2017-KNOX C†	4.491	%#(i)	7/5/2030	17,640	17,580,036
West Town Mall Trust 2017-KNOX D†	4.491	%#(i)	7/5/2030	21,720	21,237,260
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(i)	2/15/2044	12,059	12,462,552
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	67	66,992
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	9,498	9,557,426
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	28,068	27,633,563
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.717	%#(i)	12/15/2045	56,279	3,040,927
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,047,072
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,425,284
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.912	%#(i)	6/15/2045	17,378	17,770,526
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.57	%#(i)	6/15/2045	340,400	13,692,295
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1	1,122
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.004	%#(i)	8/15/2045	52,141	3,015,235
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	18,575	18,318,325
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543	%#(i)	11/15/2045	9,180	9,181,919
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	4,947,217
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.35	%#(i)	5/15/2045	254,867	11,778,479
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	6,313	6,464,766
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	8,758	8,748,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.206	%#(i)	5/15/2047	$238,125	$9,612,002
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723	%#(i)	5/15/2047	50,603	1,619,083
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.758	%#(i)	8/15/2047	77,369	2,766,961
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.999	%#(i)	9/15/2057	94,942	3,626,002
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.494	%#(i)	9/15/2057	37,769	878,132
WFCG Commercial Mortgage Trust 2015-BXRP A†	3.185%(1 Mo. LIBOR + 1.12%)	#	11/15/2029	2,272	2,272,603
WFCG Commercial Mortgage Trust 2015-BXRP C†	3.834%(1 Mo. LIBOR + 1.77%)	#	11/15/2029	4,747	4,746,640
WFRBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	18,448,225
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,227,044,433)					10,092,908,529

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.01%

Oil

Templar Energy LLC (cost $4,677,792)	Zero Coupon			470	3,052,297

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 1.66%

U.S. Treasury Note	2.625%		7/31/2020	$184,153	184,127,822
U.S. Treasury Note	2.625%		8/31/2020	416,800	416,718,595
U.S. Treasury Note	2.625%		8/31/2023	58,823	58,837,936
U.S. Treasury Note	6.25%		8/15/2023	6,556	7,616,612
Total U.S. Treasury Obligations (cost $667,144,572)					667,300,965
Total Long-Term Investments (cost $39,799,902,497)					39,312,424,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.56%

COMMERCIAL PAPER 0.87%

Automotive 0.06%

Ford Motor Credit Co.	2.333%	9/5/2018	$6,981	$6,980,554
General Motors Financial Co., Inc.	2.594%	9/4/2018	15,250	15,250,000
Total				22,230,554

Chemicals 0.06%

CABOT Corp.	2.211%	9/4/2018	15,440	15,440,000
CABOT Corp.	2.221%	9/4/2018	7,110	7,110,000
Sherwin Williams Co.	2.292%	9/5/2018	2,750	2,749,827
Total				25,299,827

Containers 0.01%

Bemis Co., Inc.	2.588%	9/13/2018	2,250	2,248,566

Drugs 0.01%

Mylan NV	2.586%	9/4/2018	2,500	2,500,000

Electric: Power 0.05%

Entergy Corp.	2.15%	9/4/2018	22,000	22,000,000

Electronics 0.13%

Amphenol Corp.	2.15%	9/4/2018	23,500	23,500,000
Hitachi America CP L	2.15%	9/4/2018	29,250	29,250,000
Total				52,750,000

Food 0.06%

Conagra Foods, Inc.	2.16%	9/4/2018	7,267	7,267,000
Conagra Foods, Inc.	2.17%	9/4/2018	17,483	17,483,000
Total				24,750,000

Machinery: Industrial/Specialty 0.07%

CHH Industrial Capital	3.212%	1/24/2019	27,307	27,014,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.05%

Pentair Finance	2.738%	9/4/2018	$20,500	$20,500,000

Media 0.08%

COX Enterprises, Inc.	2.18%	9/4/2018	31,750	31,750,000

Oil: Crude Producers 0.05%

Enbridge Energy Partners LP	3.113%	9/17/2018	15,000	14,983,425
Enbridge Energy Partners LP	3.159%	10/2/2018	3,000	2,992,767
Kinder Morgan, Inc.	2.688%	9/4/2018	1,500	1,500,000
Total				19,476,192

Retail 0.03%

Dollar General Corp.	2.18%	9/4/2018	12,500	12,500,000

Telecommunications 0.14%

AT&T, Inc.	3.134%	5/28/2019	37,548	36,755,268
Rogers Communications	2.191%	9/5/2018	20,000	19,998,800
Total				56,754,068

Transportation: Miscellaneous 0.07%

Union Pacific Corp.	2.181%	9/6/2018	28,750	28,746,566
Total Commercial Paper (cost $348,366,601)				348,520,627

CONVERTIBLE BONDS 0.09%

Energy Equipment & Services 0.06%

Tesla Energy Operations, Inc.	2.75%	11/1/2018	21,695	21,423,813

Technology 0.03%

Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	13,652	13,361,895
Total Convertible Bonds (cost $35,066,629)				34,785,708

CORPORATE BONDS 0.14%

Banking 0.01%

Export Credit Bank of Turkey (Turkey)†(b)	5.875%	4/24/2019	2,264	2,160,429

Beverages 0.03%

Coca-Cola Icecek AS (Turkey)†(b)	4.75%	10/1/2018	14,875	14,781,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.05%

Pacific Gas & Electric Co.	2.541%(3Mo. LIBOR + .23%) #	11/28/2018	$11,133	$11,116,739
South Carolina Electric & Gas Co.	5.25%	11/1/2018	1,985	1,992,527
South Carolina Electric & Gas Co.	6.50%	11/1/2018	6,663	6,699,693
Total				19,808,959

Gaming/Leisure 0.02%

Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	6,893	6,927,465

Metals & Minerals: Miscellaneous 0.02%

Glencore Funding LLC†	2.50%	1/15/2019	6,980	6,983,070
Glencore Funding LLC†	3.699%(3Mo. LIBOR + 1.36%) #	1/15/2019	1,320	1,322,314
Total				8,305,384

Oil: Crude Producers 0.01%

Kinder Morgan Energy Partners LP	2.65%	2/1/2019	4,575	4,571,248
Total Corporate Bonds (cost $56,503,023)				56,554,921

FOREIGN GOVERNMENT OBLIGATION 0.01%

Argentina

Provincia de Buenos Aires†(b) (cost $6,039,447)	9.375%	9/14/2018	6,034	6,041,542

REPURCHASE AGREEMENTS 0.45%

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $26,215,000 of U.S. Treasury Note at 1.375% due 3/31/2020; $65,725,000 of U.S. Treasury Bond at 8.75% due 5/15/2020; value: $100,017,693; proceeds: $98,065,289			98,054	98,053,850
Repurchase Agreement dated 8/31/2018, 1.89% due 9/4/2018 with J.P. Morgan Chase & Co. collateralized by $85,699,000 of U.S. Treasury Note at 2.25% due 11/15/2024; value: $83,637,887; proceeds: $82,017,220			82,000	82,000,000
Total Repurchase Agreements (cost $180,053,850)				180,053,850
Total Short-Term Investments (cost $611,186,752)				611,175,212
Total Investments in Securities 99.34% (cost $40,425,932,047)				39,938,381,399
Less Unfunded Commitment (.04%) (cost $16,156,000)				(16,156,000)
Net Investment 99.30% (cost $40,409,776,047)				39,922,225,399
Cash and Other Assets in Excess of Liabilities(k) 0.70%				281,175,263
Net Assets 100.00%				$40,203,400,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

BRL	Brazilian real.
EUR	euro.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2018.
(g)	Level 3 Investment as described in Note 2(p) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Level 3 Investment as described in Note 2(p) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Credit Default Swaps on Indexes - Sell Protection at August 31, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	$30,000,000	$28,768,514	$(1,231,486)	$779,058	$(452,428)
Markit CMBX. NA.AA.6	Credit Suisse	1.50%	5/11/2063	27,000,000	26,658,224	(341,776)	611,817	270,041
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	43,152,771	(1,847,229)	1,168,587	(678,642)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.AA.6	Deutsche Bank	1.50%	5/11/2063	$3,000,000	$2,962,025	$(37,975)	$67,980	$30,005
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	75,000,000	71,921,285	(3,078,715)	1,947,644	(1,131,071)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	15,000,000	14,810,124	(189,876)	339,899	150,023
						$(6,727,057)	$4,914,985	$(1,812,072)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $4,913,749. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Standard Chartered Bank	12/20/2018	13,515,000	$16,344,095	$15,818,135	$525,960
euro	Sell	Standard Chartered Bank	12/20/2018	9,513,000	11,543,264	11,134,142	409,122
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$935,082

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2018	32,170	Long	$6,798,210,785	$6,799,431,126	$1,220,341
Total Unrealized Appreciation on Open Futures Contracts						$1,220,341

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2018	5,220	Short	$(590,748,079)	$(591,939,846)	$(1,191,767)
Total Unrealized Depreciation on Open Futures Contracts						$(1,191,767)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$10,405,167,008	$—	$10,405,167,008
Common Stocks
Electric: Power	—	140,275	—	140,275
Oil(3)	35,021,348	2,476,629	—	37,497,977
Convertible Bonds	—	64,243,282	—	64,243,282
Corporate Bonds	—	14,680,799,304	—	14,680,799,304
Floating Rate Loans
Chemicals	—	44,231,632	28,835,321	73,066,953
Computer Hardware	—	211,109,007	1,645,880	212,754,887
Electrical Equipment	—	—	93,009,563	93,009,563
Health Care Products	—	—	72,629,301	72,629,301
Machinery: Industrial/Specialty	—	—	8,413,084	8,413,084
Media	—	18,198,525	27,025,969	45,224,494
Miscellaneous	—	13,398,850	32,045,912	45,444,762
Oil	—	—	12,191,325	12,191,325
Oil: Crude Producers	—	—	44,122,418	44,122,418
Real Estate Investment Trusts	—	69,962,842	68,728,000	138,690,842
Remaining Industries	—	487,995,747	—	487,995,747
Foreign Government Obligations	—	195,163,430	—	195,163,430
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,338,657,664	—	1,338,657,664
Government Sponsored Enterprises Pass-Throughs	—	484,929,559	—	484,929,559
Municipal Bonds	—	109,021,085	—	109,021,085
Non-Agency Commercial Mortgage-Backed Securities	—	9,969,012,298	123,896,231	10,092,908,529
Preferred Stock	—	3,052,297	—	3,052,297
U.S. Treasury Obligations	—	667,300,965	—	667,300,965
Short-Term Investments
Commercial Paper	—	348,520,627	—	348,520,627
Convertible Bonds	—	34,785,708	—	34,785,708
Corporate Bonds	—	56,554,921	—	56,554,921
Foreign Government Obligation	—	6,041,542	—	6,041,542
Repurchase Agreements	—	180,053,850	—	180,053,850
Total	$35,021,348	$39,390,817,047	$512,543,004	$39,938,381,399
Other Financial Instruments
Credit Default Swaps Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(1,812,072)	—	(1,812,072)
Forward Foreign Currency Exchange Contracts
Assets	—	935,082	—	935,082
Liabilities	—	—	—	—
Futures Contracts
Assets	1,220,341	—	—	1,220,341
Liabilities	(1,191,767)	—	—	(1,191,767)
Total	$28,574	$(876,990)	$—	$(848,416)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2018

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $7,898,400 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2017	$244,625,703	$120,845	$780,139,328	$152,533	$604,932,622
Accrued Discounts (Premiums)	(3,606)	—	227,925	—	(7,648,716)
Realized Gain (Loss)	(73,432)	140,276	1,205,827	142,423	2,220,004
Change in Unrealized Appreciation (Depreciation)	71,859	852,955	(190,237)	1,111,250	(722,081)
Purchases	—	—	208,496,791	—	12,355,000
Sales	(31,990,000)	(1,114,076)	(605,204,486)	(1,406,206)	(234,090,538)
Transfers into Level 3	—	—	3,971,625	—	—
Transfers out of Level 3	(212,630,524)	—	—	—	(253,150,060)
Balance as of August 31, 2018	$—	$—	$388,646,773	$—	$123,896,231
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$—	$—	$(190,237)	$—	$(722,081)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 109.53%

ASSET-BACKED SECURITIES 24.43%

Automobiles 12.91%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,922	$1,923,997
ACC Trust 2018-1 C†	6.81%	2/21/2023	1,490	1,492,284
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	1,587	1,583,322
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	2,491	2,492,471
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	1,877	1,926,918
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	550	549,315
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	8,274	8,272,836
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	8	8,497
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	12,880	12,858,203
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	2,376	2,374,297
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	4,627	4,616,939
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	4,919	4,885,933
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	2,002	1,995,231
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	2,022	1,989,939
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	1,105	1,104,221
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	3,109	3,110,752
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	3,588	3,576,467
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	13,331	13,291,252
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	2,460	2,461,611
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	2,036	2,030,422
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,904,067
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	746,540
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	268	268,088
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	4,001	3,964,204
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	2,393	2,354,004
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	7,451	7,426,611
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,685,647
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	9,536	9,539,111
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	6,833	6,847,183
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	779	778,469
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	3,190	3,136,786
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	4,537	4,466,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	$2,950	$2,929,454
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	2,881	2,880,122
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	145	144,514
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	2,825	2,802,235
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	1,284	1,280,977
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	13,825	13,766,283
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	4,286	4,246,251
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	9,272	9,167,443
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	2,425	2,429,368
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	1,265	1,264,407
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	890,207
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,055,489
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	4,364	4,347,724
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,428	1,417,878
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	1,277	1,265,998
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,888,211
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	6,459	6,460,249
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	2,173	2,175,262
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	251	251,665
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	9,500	9,626,859
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	1,160	1,161,985
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,861,178
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	4,771	4,785,953
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	1,464	1,465,805
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	6,742	6,846,772
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	323	323,210
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	5,026	5,031,165
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,735	1,755,235
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	10,044	10,015,052
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	1,401	1,400,526
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,964	3,001,979
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	6,881	6,883,817
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	2,717	2,720,000
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	6,477	6,489,940
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,990	1,979,535
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	286	285,500
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	5,533	5,509,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	$3,932	$3,884,778
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	1,475	1,450,891
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	2,739	2,732,046
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	2,469	2,452,438
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	2,205	2,180,439
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	3,553	3,526,301
Flagship Credit Auto Trust 2017-4 C†	2.92%	11/15/2023	3,105	3,041,562
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	5,560	5,539,709
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	16,803	16,805,593
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	4,766	4,773,870
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	7,185	7,164,799
Ford Credit Auto Owner Trust 2017-1 A†	2.62%	8/15/2028	8,127	7,955,400
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,593	1,535,294
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	760	730,769
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	5,286	5,318,730
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	1,314	1,312,183
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	4,348	4,343,045
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	5,179	5,167,803
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	1,758	1,750,777
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	962	957,966
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	2,226	2,222,734
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	1,509	1,504,050
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	8,466	8,436,549
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,594	1,589,023
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%	9/23/2019	4,032	4,021,806
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	984	980,099
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	7,002	6,971,354
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	9,340	9,326,950
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	2,782	2,760,344
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	2,067	2,056,095
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	7,125	7,184,266
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	3,491	3,490,502
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	21,300	21,453,579
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	9,330	9,329,666
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	737	736,247
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	17,024	17,229,899
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,740	1,735,171
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	1,349	1,332,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	$6,556	$6,545,446
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	11,033	11,036,389
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	2,679	2,668,567
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,877	4,799,805
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	5,176	5,170,013
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	4,025	3,971,705
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	3,569	3,560,668
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	1,626	1,620,256
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	3,548	3,551,061
Total				482,379,659

Credit Cards 3.84%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	9,783	9,649,541
Citibank Credit Card Issuance Trust 2013-A7	2.493%(1 Mo. LIBOR + .43%) #	9/10/2020	10,322	10,322,973
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	1,000	998,021
Citibank Credit Card Issuance Trust 2017-A2	1.74%	1/19/2021	15,062	15,022,982
Citibank Credit Card Issuance Trust 2018-A6	3.21%	12/7/2024	7,719	7,753,130
Discover Card Execution Note Trust 2013-A6	2.513%(1 Mo. LIBOR + .45%) #	4/15/2021	18,705	18,713,458
Discover Card Execution Note Trust 2014-A1	2.493%(1 Mo. LIBOR + .43%) #	7/15/2021	18,497	18,525,463
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	2,618	2,610,386
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	11,827	11,667,811
Master Credit Card Trust II Series 2018-1A B†	3.245%	7/22/2024	5,251	5,180,666
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	7,697	7,673,783
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	5,631	5,489,643
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	8,959	8,894,674
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	14,800	14,559,462
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	6,515	6,418,231
Total				143,480,224

Home Equity 0.01%

New Century Home Equity Loan Trust 2005-A A6	4.705%	8/25/2035	418	421,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 7.67%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	$1,684	$1,675,160
Apidos CLO XVI 2013-16A CR†	5.342%(3 Mo. LIBOR + 3.00%) #	1/19/2025	1,250	1,251,083
Ares XXIX CLO Ltd. 2014-1A A1R†	3.526%(3 Mo. LIBOR + 1.19%) #	4/17/2026	4,802	4,807,032
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.668%(3 Mo. LIBOR + 1.35%) #	12/5/2025	740	741,547
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	1,807	1,797,597
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	1,200	1,187,864
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	1,473	1,471,271
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	1,226	1,214,107
Avery Point IV CLO Ltd. 2014-1A BR†	3.935%(3 Mo. LIBOR + 1.60%) #	4/25/2026	2,019	2,021,607
Avery Point V CLO Ltd. 2014-5A BR†	3.836%(3 Mo. LIBOR + 1.50%) #	7/17/2026	2,518	2,518,596
Avery Point VII CLO Ltd. 2015-7A A1†	3.839%(3 Mo. LIBOR + 1.50%) #	1/15/2028	8,181	8,200,346
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	3.838%(3 Mo. LIBOR + 1.49%) #	1/20/2029	3,581	3,593,018
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.398%(3 Mo. LIBOR + 2.05%) #	1/20/2029	4,654	4,671,267
Benefit Street Partners CLO IV Ltd. 2014-IVA BR†	5.248%(3 Mo. LIBOR + 2.90%) #	1/20/2029	1,969	1,977,922
Birchwood Park CLO Ltd. 2014-1A AR†	3.519%(3 Mo. LIBOR + 1.18%) #	7/15/2026	4,000	4,000,928
CIFC Funding V Ltd. 2014-5A A1R†	3.736%(3 Mo. LIBOR + 1.40%) #	1/17/2027	1,883	1,885,573
CNH Equipment Trust 2014-C A4	1.65%	9/15/2021	2,686	2,682,836
Conn’s Receivables Funding LLC 2017-B A†	2.73%	7/15/2020	2,304	2,303,876
Conn’s Receivables Funding LLC 2017-B C†	5.95%	11/15/2022	7,326	7,437,960
Crestline Denali CLO XIV Ltd. 2016-1A A†	3.917%(3 Mo. LIBOR + 1.57%) #	10/23/2028	6,456	6,467,943
Daimler Trucks Retail Trust 2018-1 A2†	2.60%	5/15/2020	11,969	11,971,174
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	132	131,672
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	261	260,586
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	841	839,270
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	453	451,577
Diamond Resorts Owner Trust 2017-1A B†	4.11%	10/22/2029	3,440	3,361,348
DLL LLC 2018-1 A3†	3.10%	4/18/2022	10,200	10,217,567
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	3,443	3,439,282
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	706	704,489
Engs Commercial Finance Trust 2018-1A A1†	2.97%	2/22/2021	9,116	9,107,402
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	6,558	6,452,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Galaxy XXI CLO Ltd. 2015-21A AR†	3.368%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	$1,970	$1,961,092
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	7,831	7,909,310
ICG US CLO Ltd. 2015-2A AR†	3.189%(3 Mo. LIBOR + .85%)	#	1/16/2028	8,495	8,496,678
Jamestown CLO VII Ltd. 2015-7A CR†	4.935%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	4,209	4,191,612
Jefferson Mill CLO Ltd. 2015-1A B1†	4.498%(3 Mo. LIBOR + 2.15%)	#	7/20/2027	3,719	3,723,574
JFIN CLO Ltd. 2014-1A B1R†	3.798%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	4,500	4,506,307
KVK CLO Ltd. 2016-1A C†	5.489%(3 Mo. LIBOR + 3.15%)	#	1/15/2029	4,936	5,032,269
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	37	37,167
Madison Park Funding XXI Ltd. 2016-21A A1†	3.865%(3 Mo. LIBOR + 1.53%)	#	7/25/2029	2,129	2,140,877
Massachusetts Educational Financing Authority 2008-1 A1	3.285%(3 Mo. LIBOR + .95%)	#	4/25/2038	2,953	2,972,675
Mountain View CLO X Ltd. 2015-10A BR†	3.687%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	4,300	4,304,199
Navient Student Loan Trust 2016-7A A†	3.214%(1 Mo. LIBOR + 1.15%)	#	3/25/2066	4,203	4,277,275
Navient Student Loan Trust 2017-2A A†	3.114%(1 Mo. LIBOR + 1.05%)	#	12/27/2066	8,928	9,042,796
OHA Loan Funding Ltd. 2016-1A B1†	4.148%(3 Mo. LIBOR + 1.80%)	#	1/20/2028	12,625	12,661,443
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	1,340	1,344,459
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	1,991,794
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	309	316,435
Palmer Square Loan Funding Ltd. 2017-1A B†	4.039%(3 Mo. LIBOR + 1.70%)	#	10/15/2025	3,500	3,468,951
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.939%(3 Mo. LIBOR + .60%)	#	4/15/2026	8,009	7,998,807
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.389%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	2,878	2,807,299
Palmer Square Loan Funding Ltd. 2018-1A B†	3.739%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	2,179	2,105,641
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.605%(3 Mo. LIBOR + .27%)	#	4/25/2038	1,369	1,327,422
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	3,180	3,146,858
Regatta IV Funding Ltd. 2014-1A DR†	5.635%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	4,250	4,262,372
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	2,364	2,342,281
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	8,906	8,916,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Shackleton CLO Ltd. 2016-9A B†	4.248%(3 Mo. LIBOR + 1.90%)	#	10/20/2028		$3,333	$3,343,495
SLC Student Loan Trust 2008-1 A4A	3.941%(3 Mo. LIBOR + 1.60%)	#	12/15/2032		9,433	9,799,701
SLM Private Education Loan Trust 2010-A 2A†	5.313%(1 Mo. LIBOR + 3.25%)	#	5/16/2044		763	777,379
SoFi Professional Loan Program LLC 2017-E A1†	2.564%(1 Mo. LIBOR + .50%)	#	11/26/2040		4,231	4,245,896
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040		4,694	4,565,617
SoFi Professional Loan Program LLC 2018-A A2B†	2.95%		2/25/2042		7,714	7,570,051
Sound Point CLO XI Ltd. 2016-1A A†	3.998%(3 Mo. LIBOR + 1.65%)	#	7/20/2028		550	550,798
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.189%(3 Mo. LIBOR + 1.85%)	#	1/15/2026		3,000	3,005,995
THL Credit Wind River CLO Ltd. 2014-3A BR†	3.947%(3 Mo. LIBOR + 1.60%)	#	1/22/2027		1,726	1,728,867
Towd Point Asset Trust 2018-SL1 A†	2.665%(1 Mo. LIBOR + .60%)	#	1/25/2046		7,479	7,444,857
Tralee CLO III Ltd. 2014-3A AR†	3.378%(3 Mo. LIBOR + 1.03%)	#	10/20/2027		9,817	9,825,004
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031		3,310	3,303,064
WhiteHorse VIII Ltd. 2014-1A AR†	3.243%(3 Mo. LIBOR + .90%)	#	5/1/2026		10,117	10,094,351
Total						286,384,869
Total Asset-Backed Securities (cost $915,199,602)						912,666,457

				Shares (000)
COMMON STOCKS 0.00%

Electric: Power 0.00%

Eneva SA(a)				BRL	3	7,782

Oil 0.00%

Dommo Energia SA(a)				BRL	305	127,157
Total Common Stocks (cost $139,928)						134,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 28.61%

Aerospace/Defense 0.35%

Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025	$7,404	$7,681,650
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	5,299	5,477,841
Total				13,159,491

Air Transportation 0.03%

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	1,245	1,271,257

Apparel 0.07%

PVH Corp.	7.75%	11/15/2023	2,290	2,622,050

Automotive 1.01%

Aston Martin Capital Holdings Ltd. (Jersey)†(b)	6.50%	4/15/2022	1,797	1,832,940
Daimler Finance North America LLC†	3.75%	2/22/2028	7,425	7,330,907
Ford Motor Co.	7.45%	7/16/2031	10,643	11,821,211
General Motors Co.	6.60%	4/1/2036	12,011	12,927,443
Tesla, Inc.†	5.30%	8/15/2025	4,202	3,650,488
Total				37,562,989

Banks: Regional 5.36%

Akbank Turk AS (Turkey)†(b)	4.00%	1/24/2020	2,450	2,244,126
Akbank Turk AS (Turkey)†(b)	7.20%(5 Yr Swap rate + 5.026%) #	3/16/2027	1,265	799,361
Banco de Credito e Inversiones SA (Chile)†(b)	3.50%	10/12/2027	3,725	3,422,809
Banco Nacional de Comercio Exterior SNC†	4.375%	10/14/2025	1,000	987,510
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	10,865	10,410,573
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.575%) #	1/20/2028	9,474	9,264,955
Bank of America Corp.	3.95%	4/21/2025	2,775	2,732,612
Bank of America Corp.	4.00%	1/22/2025	4,554	4,505,659
Bank of America Corp.	4.45%	3/3/2026	2,000	2,007,406
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%) #	7/24/2028	9,948	9,528,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.58%)	#	1/10/2028	$4,625	$4,508,892
Citigroup, Inc.	4.45%		9/29/2027	4,060	4,026,276
Goldman Sachs Group, Inc. (The)	4.223%	#(c)	5/1/2029	3,428	3,393,072
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	3,848	4,659,911
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	3,565	4,309,549
Intesa Sanpaolo SpA (Italy)†(b)	3.875%		1/12/2028	4,312	3,671,000
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)	#	5/1/2028	3,733	3,584,604
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%)	#	2/1/2028	21,334	20,872,773
Macquarie Group Ltd. (Australia)†(b)	4.654%	#(c)	3/27/2029	9,640	9,727,012
Morgan Stanley	3.625%		1/20/2027	3,094	2,981,014
Morgan Stanley	3.875%		1/27/2026	2,432	2,400,694
Morgan Stanley	4.00%		7/23/2025	7,227	7,259,988
Morgan Stanley	7.25%		4/1/2032	523	670,384
Popular, Inc.	7.00%		7/1/2019	1,086	1,114,508
Royal Bank of Scotland Group plc (United Kingdom)(b)	4.892%	#(c)	5/18/2029	4,628	4,636,439
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%		9/15/2025	6,755	6,668,259
Santander UK plc (United Kingdom)†(b)	5.00%		11/7/2023	1,480	1,505,098
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029	4,693	5,751,239
Toronto-Dominion Bank (The) (Canada)(b)	3.625%(5 Yr Swap rate + 2.21%)	#	9/15/2031	9,952	9,447,239
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.125%(5 Yr Swap rate + 4.22%)	#	5/24/2027	3,200	2,119,050
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.25%		4/20/2021	1,100	986,788
UBS AG	7.625%		8/17/2022	8,638	9,620,572
UBS Group Funding Switzerland AG (Switzerland)†(b)	4.253%		3/23/2028	6,992	7,009,960
Wells Fargo & Co.	3.00%		10/23/2026	3,172	2,966,249
Wells Fargo Bank NA	5.85%		2/1/2037	12,028	14,082,994
Wells Fargo Bank NA	6.60%		1/15/2038	8,839	11,251,044
Westpac Banking Corp. (Australia)(b)	4.322%(USISDA05 + 2.24%)	#	11/23/2031	5,402	5,247,104
Total					200,374,785

Beverages 0.87%

Anheuser-Busch InBev Finance, Inc.	3.65%		2/1/2026	9,260	9,067,270
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	14,245	14,482,367
Bacardi Ltd.†	4.70%		5/15/2028	7,310	7,298,960
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025	1,900	1,827,151
Total					32,675,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.15%

CRH America Finance, Inc.†	4.50%	4/4/2048	$6,080	$5,742,988

Business Services 0.64%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%	7/30/2027	2,055	1,891,309
Ahern Rentals, Inc.†	7.375%	5/15/2023	5,833	5,767,670
Ashtead Capital, Inc.†	4.375%	8/15/2027	2,043	1,974,049
Brink’s Co. (The)†	4.625%	10/15/2027	4,100	3,843,750
United Rentals North America, Inc.	4.875%	1/15/2028	4,942	4,722,699
Weight Watchers International, Inc.†	8.625%	12/1/2025	5,240	5,685,400
Total				23,884,877

Chemicals 0.96%

Ashland LLC	6.875%	5/15/2043	1,776	1,860,360
Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%	1/10/2028	3,800	3,491,250
Chemours Co. (The)	5.375%	5/15/2027	1,903	1,874,455
Chemours Co. (The)	7.00%	5/15/2025	3,411	3,658,298
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.50%	7/19/2022	4,000	3,889,704
Equate Petrochemical BV (Netherlands)†(b)	4.25%	11/3/2026	4,800	4,746,072
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	1,364	1,398,755
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	3.949%	4/24/2023	6,720	6,207,499
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	7,209	7,425,270
Syngenta Finance NV (Netherlands)†(b)	4.441%	4/24/2023	1,200	1,204,572
Total				35,756,235

Coal 0.30%

Peabody Energy Corp.†	6.375%	3/31/2025	5,444	5,539,270
Warrior Met Coal, Inc.†	8.00%	11/1/2024	5,365	5,539,363
Total				11,078,633

Computer Hardware 0.49%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	1,941	1,947,767
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	1,752	1,840,664
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	863	915,623
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	5,142	5,498,093
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	6,553	8,048,206
Total				18,250,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.09%

Oracle Corp.	6.125%	7/8/2039	$2,768	$3,451,475

Construction/Homebuilding 0.36%

AV Homes, Inc.	6.625%	5/15/2022	3,521	3,604,624
Century Communities, Inc.	5.875%	7/15/2025	2,455	2,307,700
PulteGroup, Inc.	7.875%	6/15/2032	3,136	3,520,160
TRI Pointe Group, Inc.	5.25%	6/1/2027	2,171	1,978,324
William Lyon Homes, Inc.	5.875%	1/31/2025	2,154	2,048,992
Total				13,459,800

Containers 0.05%

BWAY Holding Co.†	7.25%	4/15/2025	1,845	1,803,488

Diversified 0.01%

KOC Holding AS (Turkey)†(b)	5.25%	3/15/2023	625	544,109

Drugs 0.35%

Bausch Health Cos., Inc.†	5.625%	12/1/2021	3,583	3,560,606
Bayer Corp.†	6.65%	2/15/2028	1,881	2,202,297
CVS Health Corp.	4.30%	3/25/2028	4,684	4,657,716
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	2.20%	7/21/2021	2,645	2,474,863
Total				12,895,482

Electric: Power 1.58%

Appalachian Power Co.	7.00%	4/1/2038	3,100	4,123,615
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	7,038	7,099,291
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	2,177	1,995,029
Edison International	4.125%	3/15/2028	3,511	3,525,083
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(b)	4.45%	8/1/2035	1,845	1,765,737
Entergy Louisiana LLC	4.00%	3/15/2033	2,862	2,914,146
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,563,178
Exelon Generation Co. LLC	6.25%	10/1/2039	4,230	4,585,492
Massachusetts Electric Co.†	4.004%	8/15/2046	3,105	2,999,809
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	1,800	1,675,521
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	1,500	1,500,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Pacific Gas & Electric Co.	3.30%	12/1/2027	$12,555	$11,544,351
PSEG Power LLC	8.625%	4/15/2031	2,322	3,077,579
South Carolina Electric & Gas Co.	6.05%	1/15/2038	4,911	5,659,469
South Carolina Electric & Gas Co.	6.625%	2/1/2032	1,709	2,045,799
Vistra Energy Corp.	7.625%	11/1/2024	1,705	1,841,400
Total				58,915,655

Electrical Equipment 0.20%

Marvell Technology Group Ltd.	4.20%	6/22/2023	2,522	2,534,251
Xilinx, Inc.	2.95%	6/1/2024	5,120	4,918,668
Total				7,452,919

Electronics 0.22%

Trimble, Inc.	4.90%	6/15/2028	8,133	8,307,108

Engineering & Contracting Services 0.38%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	7,153	7,376,531
China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	2,849	2,833,117
Indika Energy Capital III Pte Ltd. (Singapore)†(b)	5.875%	11/9/2024	4,200	3,885,214
Total				14,094,862

Entertainment 0.36%

Eldorado Resorts, Inc.	6.00%	4/1/2025	3,772	3,852,155
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	2,986	3,157,695
Mohegan Gaming & Entertainment†(d)	7.875%	10/15/2024	5,045	4,698,156
Six Flags Entertainment Corp.†	5.50%	4/15/2027	1,705	1,696,475
Total				13,404,481

Financial Services 1.52%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	2,960,658
Affiliated Managers Group, Inc.	4.25%	2/15/2024	1,612	1,642,134
Ally Financial, Inc.	8.00%	11/1/2031	1,552	1,905,080
BrightSphere Investment Group plc (United Kingdom)(b)	4.80%	7/27/2026	3,066	2,994,814
Discover Financial Services	4.10%	2/9/2027	1,910	1,853,796
E*TRADE Financial Corp.	4.50%	6/20/2028	4,621	4,679,873
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	10,080	9,715,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

International Lease Finance Corp.	5.875%	4/1/2019	$8,844	$8,988,331
International Lease Finance Corp.	5.875%	8/15/2022	1,071	1,141,946
Navient Corp.	6.625%	7/26/2021	5,327	5,560,056
Navient Corp.	6.75%	6/25/2025	1,809	1,809,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	2,867	2,888,877
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780	4,559,089
Quicken Loans, Inc.†	5.25%	1/15/2028	2,012	1,851,040
SURA Asset Management SA (Colombia)†(b)	4.375%	4/11/2027	4,400	4,273,500
Total				56,823,657

Food 0.25%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	3,843	3,727,710
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	2,538	2,386,025
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,262	1,914,217
Gruma SAB de CV (Mexico)†(b)	4.875%	12/1/2024	1,100	1,127,500
Total				9,155,452

Health Care Services 1.08%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	4,692	4,809,300
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	722	751,782
Ascension Health	3.945%	11/15/2046	1,803	1,798,953
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	4,553	4,450,557
HCA, Inc.	5.50%	6/15/2047	7,559	7,596,795
HCA, Inc.	7.50%	11/6/2033	880	941,600
Kaiser Foundation Hospitals	4.15%	5/1/2047	2,452	2,519,445
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	645	669,188
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	3,330	3,296,750
NYU Langone Hospitals	4.368%	7/1/2047	578	584,308
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	5,137	5,323,216
WellCare Health Plans, Inc.	5.25%	4/1/2025	7,421	7,606,525
Total				40,348,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.59%

Assurant, Inc.	4.90%	3/27/2028	$3,627	$3,648,771
CNO Financial Group, Inc.	5.25%	5/30/2025	5,472	5,581,440
Lincoln National Corp.	6.30%	10/9/2037	1,378	1,654,154
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	7,921	8,547,731
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,652,974
Total				22,085,070

Investment Management Companies 0.02%

Grupo de Inversiones Suramericana SA (Colombia)†(b)	5.50%	4/29/2026	750	777,383

Leisure 0.32%

Carlson Travel, Inc.†	6.75%	12/15/2023	3,073	3,096,047
Carnival plc	7.875%	6/1/2027	3,957	4,975,608
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	3,480	3,797,550
Total				11,869,205

Machinery: Industrial/Specialty 0.52%

Kennametal, Inc.	4.625%	6/15/2028	3,687	3,670,131
Nvent Finance Sarl (Luxembourg)†(b)	4.55%	4/15/2028	13,974	13,823,690
SPX FLOW, Inc.†	5.625%	8/15/2024	1,847	1,860,853
Total				19,354,674

Machinery: Oil Well Equipment & Services 0.15%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	5,221	5,495,103

Manufacturing 0.36%

General Electric Co.	6.15%	8/7/2037	4,284	5,022,645
Koppers, Inc.†	6.00%	2/15/2025	2,485	2,503,637
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	2.35%	10/15/2026	6,435	5,862,344
Total				13,388,626

Media 1.52%

21st Century Fox America, Inc.	7.75%	12/1/2045	2,990	4,419,327
Cablevision Systems Corp.	5.875%	9/15/2022	3,673	3,746,460
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	1,871	1,875,678
Comcast Corp.	3.969%	11/1/2047	4,687	4,253,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Cox Communications, Inc.†	4.50%	6/30/2043	$7,931	$6,866,274
Cox Communications, Inc.†	4.70%	12/15/2042	2,680	2,388,750
Cox Communications, Inc.†	8.375%	3/1/2039	6,885	9,057,091
Myriad International Holdings BV (Netherlands)†(b)	5.50%	7/21/2025	5,300	5,480,211
Time Warner Cable LLC	6.55%	5/1/2037	725	785,055
Time Warner Cable LLC	7.30%	7/1/2038	7,595	8,849,006
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078	5,133,016
VTR Finance BV (Chile)†(b)	6.875%	1/15/2024	3,890	3,986,277
Total				56,840,402

Metal Fabricating 0.02%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	821	863,848

Metals & Minerals: Miscellaneous 0.96%

Anglo American Capital plc (United Kingdom)†(b)	4.00%	9/11/2027	10,010	9,239,366
Anglo American Capital plc (United Kingdom)†(b)	4.75%	4/10/2027	5,318	5,182,325
Barrick North America Finance LLC	7.50%	9/15/2038	711	884,808
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.50%	9/16/2025	4,400	4,482,537
Freeport-McMoRan, Inc.	3.875%	3/15/2023	1,814	1,750,510
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	9,466	9,412,499
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	1,969	2,032,992
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(b)	4.10%	4/11/2023	3,200	3,017,146
Total				36,002,183

Natural Gas 0.13%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	4,920	4,947,737

Oil 1.87%

Afren plc (United Kingdom)†(b)(e)	10.25%	4/8/2019	2,537	8,931
Berry Petroleum Co. LLC†	7.00%	2/15/2026	2,002	2,076,474
California Resources Corp.†	8.00%	12/15/2022	5,920	5,335,400
Continental Resources, Inc.	3.80%	6/1/2024	5,621	5,539,357
Ecopetrol SA (Colombia)(b)	5.875%	5/28/2045	1,866	1,856,950
Eni SpA (Italy)†(b)	5.70%	10/1/2040	12,550	13,441,293
Equinor ASA (Norway)(b)	7.15%	11/15/2025	4,060	4,905,167
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	2/6/2028	1,300	1,236,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Kerr-McGee Corp.	7.875%	9/15/2031	$1,873	$2,363,393
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	1,788	1,633,785
OGX Austria GmbH (Brazil)†(b)(e)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(b)	5.625%	5/20/2043	2,300	2,298,448
Petrobras Global Finance BV (Netherlands)(b)	4.375%	5/20/2023	2,346	2,208,759
Petrobras Global Finance BV (Netherlands)(b)	7.25%	3/17/2044	5,436	4,999,761
Petroleos Mexicanos (Mexico)(b)	4.50%	1/23/2026	6,372	5,910,030
Precision Drilling Corp. (Canada)(b)	7.75%	12/15/2023	950	1,009,375
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,585,084
SM Energy Co.	6.625%	1/15/2027	2,252	2,325,280
Valero Energy Corp.	10.50%	3/15/2039	4,131	6,584,213
WPX Energy, Inc.	5.25%	9/15/2024	2,783	2,817,787
YPF SA (Argentina)†(b)	8.50%	7/28/2025	1,787	1,597,131
Total				69,732,702

Oil: Crude Producers 0.77%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	2,240	2,182,925
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	3,802	3,882,792
Colonial Pipeline Co.†	4.25%	4/15/2048	4,898	4,803,838
Energy Transfer Partners LP	7.50%	7/1/2038	3,541	4,238,195
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	470	487,994
GNL Quintero SA (Chile)†(b)	4.634%	7/31/2029	1,650	1,635,562
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,087,943
Kinder Morgan, Inc.	7.75%	1/15/2032	3,411	4,242,428
Northern Natural Gas Co.†	4.30%	1/15/2049	2,437	2,428,539
Peru LNG Srl (Peru)†(b)	5.375%	3/22/2030	900	919,688
Total				28,909,904

Oil: Integrated Domestic 0.34%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	7,543	7,142,348
Halliburton Co.	7.45%	9/15/2039	571	766,677
National Oilwell Varco, Inc.	3.95%	12/1/2042	3,023	2,617,185
Transocean Proteus Ltd.†	6.25%	12/1/2024	2,233	2,295,964
Total				12,822,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.16%

Fibria Overseas Finance Ltd. (Brazil)(b)	4.00%	1/14/2025	$3,850	$3,549,219
International Paper Co.	7.30%	11/15/2039	1,798	2,293,865
Total				5,843,084

Real Estate Investment Trusts 1.41%

China Evergrande Group (China)(b)	8.75%	6/28/2025	7,000	6,248,823
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	1/17/2023	1,483	1,357,709
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	9/28/2023	2,517	2,280,724
EPR Properties	4.50%	6/1/2027	1,000	965,810
EPR Properties	4.75%	12/15/2026	3,792	3,752,698
EPR Properties	4.95%	4/15/2028	7,270	7,232,674
Hunt Cos., Inc.†	6.25%	2/15/2026	3,899	3,655,312
Kilroy Realty LP	6.625%	6/1/2020	517	544,331
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	1,327	1,370,127
Shimao Property Holdings Ltd. (Hong Kong)(b)	4.75%	7/3/2022	3,200	3,080,826
VEREIT Operating Partnership LP	3.00%	2/6/2019	9,292	9,291,011
VEREIT Operating Partnership LP	4.875%	6/1/2026	12,863	13,083,277
Total				52,863,322

Retail 0.20%

CEC Entertainment, Inc.	8.00%	2/15/2022	3,898	3,703,100
IRB Holding Corp.†	6.75%	2/15/2026	3,780	3,619,350
Total				7,322,450

Steel 0.23%

AK Steel Corp.	7.00%	3/15/2027	2,930	2,790,825
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	4,188	4,128,572
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	1,300	1,517,750
Total				8,437,147

Technology 1.26%

Alibaba Group Holding Ltd. (China)(b)	3.60%	11/28/2024	5,900	5,843,257
Alibaba Group Holding Ltd. (China)(b)	4.20%	12/6/2047	3,625	3,416,855
Alibaba Group Holding Ltd. (China)(b)	4.40%	12/6/2057	423	401,191
Amazon.com, Inc.	3.15%	8/22/2027	79	76,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

Amazon.com, Inc.	5.20%	12/3/2025	$9,379	$10,389,468
Baidu, Inc. (China)(b)	3.50%	11/28/2022	3,350	3,309,093
Baidu, Inc. (China)(b)	3.875%	9/29/2023	2,900	2,898,060
Netflix, Inc.	4.375%	11/15/2026	10,042	9,511,682
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028	11,728	11,150,923
Total				46,996,914

Telecommunications 0.60%

AT&T, Inc.	6.00%	8/15/2040	2,003	2,115,821
Intelsat Connect Finance SA (Luxembourg)†(b)	9.50%	2/15/2023	2,650	2,644,567
MTN Mauritius Investment Ltd. (Mauritius)†(b)	4.755%	11/11/2024	1,865	1,679,703
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,723,626
T-Mobile USA, Inc.	6.50%	1/15/2026	3,524	3,734,348
VEON Holdings BV (Netherlands)†(b)	5.95%	2/13/2023	750	751,650
Verizon Communications, Inc.	4.862%	8/21/2046	3,459	3,431,394
Vodafone Group plc (United Kingdom)(b)	4.375%	5/30/2028	3,588	3,564,554
Vodafone Group plc (United Kingdom)(b)	5.25%	5/30/2048	2,653	2,678,433
Total				22,324,096

Transportation: Miscellaneous 0.27%

Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	200	207,000
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	2,380	2,854,750
Canadian Pacific Railway Co. (Canada)(b)	4.00%	6/1/2028	2,486	2,530,812
Pelabuhan Indonesia III Persero PT (Indonesia)†(b)	4.50%	5/2/2023	1,500	1,498,936
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	3,163	3,170,085
Total				10,261,583

Utilities 0.23%

Aegea Finance Sarl (Brazil)†(b)	5.75%	10/10/2024	3,936	3,675,240
Aquarion Co.†	4.00%	8/15/2024	4,791	4,864,586
Total				8,539,826
Total Corporate Bonds (cost $1,092,236,231)				1,068,713,746

FLOATING RATE LOANS(f) 0.57%

Food/Tobacco 0.10%

CEC Entertainment, Inc. Term Loan B	5.326%(1 Mo. LIBOR + 3.25%)	2/12/2021	3,979	3,756,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Insurance 0.10%

York Risk Services Holding Corp. Term Loan	5.826%(1 Mo. LIBOR + 3.75%)	10/1/2021		$3,909	$3,794,913

Manufacturing 0.10%

Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.067%(1 Mo. LIBOR + 3.00%)	11/23/2020		3,923	3,873,643

Miscellaneous 0.10%

Utex Industries, Inc. 1st Lien Initial Term Loan	6.076%(1 Mo. LIBOR + 4.00%)	5/21/2021		3,859	3,831,581

Service 0.11%

North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.834%(3 Mo. LIBOR + 4.50%)	11/27/2020		4,028	3,913,825

Transportation: Miscellaneous 0.06%

Gruden Acquisition, Inc. 2nd Lien Term Loan	10.834%(3 Mo. LIBOR + 8.50%)	8/18/2023		2,238	2,238,000
Total Floating Rate Loans (cost $21,576,753)					21,407,968

FOREIGN BOND 0.04%

Mexico

Red de Carreteras de Occidente S.A.P.I.B. de CV†(a) (cost $2,515,344)	9.00%	6/10/2028	MXN	31,250	1,580,035

FOREIGN GOVERNMENT OBLIGATIONS 2.73%

Angola 0.12%

Republic of Angola†(b)	9.50%	11/12/2025		$3,900	4,309,364

Argentina 0.79%

City of Buenos Aires(a)	37.708%(BADLAR + 3.25%) #	3/29/2024	ARS	12,100	248,181
Provincia de Buenos Aires†(b)	6.50%	2/15/2023		$1,533	1,247,494
Provincia de Mendoza†(b)	8.375%	5/19/2024		2,850	2,337,028
Republic of Argentina(b)	4.625%	1/11/2023		2,120	1,675,065
Republic of Argentina(b)	5.625%	1/26/2022		22,825	19,372,719
Republic of Argentina(b)	8.28%	12/31/2033		5,701	4,788,577
Total					29,669,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bahamas 0.13%

Commonwealth of Bahamas†(b)	6.00%	11/21/2028	$2,750	$2,831,125
Commonwealth of Bahamas†(b)	6.95%	11/20/2029	1,943	2,105,726
Total				4,936,851

Bermuda 0.08%

Government of Bermuda†	3.717%	1/25/2027	3,090	2,927,868

Colombia 0.12%

Republic of Colombia(b)	3.875%	4/25/2027	4,700	4,581,325

Dominican Republic 0.04%

Dominican Republic†(b)	6.50%	2/15/2048	1,500	1,467,188

Egypt 0.08%

Arab Republic of Egypt†(b)	6.125%	1/31/2022	1,700	1,693,992
Arab Republic of Egypt†(b)	7.903%	2/21/2048	1,560	1,446,900
Total				3,140,892

Ghana 0.04%

Republic of Ghana†(b)	7.875%	8/7/2023	1,535	1,591,549

Indonesia 0.23%

Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	1,700	1,704,250
Republic of Indonesia†(b)	4.35%	1/8/2027	6,900	6,883,606
Total				8,587,856

Latvia 0.06%

Republic of Latvia†(b)	5.25%	6/16/2021	2,047	2,161,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lithuania 0.12%

Republic of Lithuania†(b)	7.375%	2/11/2020	$4,078	$4,340,839

Mexico 0.24%

United Mexican States(b)	3.75%	1/11/2028	3,915	3,730,016
United Mexican States(b)	4.00%	10/2/2023	5,095	5,114,234
Total				8,844,250

Nigeria 0.05%

Republic of Nigeria†(b)	7.143%	2/23/2030	2,000	1,895,630

Qatar 0.20%

State of Qatar†(b)	3.25%	6/2/2026	5,701	5,451,302
State of Qatar†(b)	5.103%	4/23/2048	2,100	2,163,972
Total				7,615,274

Romania 0.01%

Republic of Romania†(b)	6.125%	1/22/2044	320	366,536

Sri Lanka 0.14%

Republic of Sri Lanka†(b)	6.20%	5/11/2027	3,400	3,225,488
Republic of Sri Lanka†(b)	6.25%	7/27/2021	1,000	1,018,836
Republic of Sri Lanka†(b)	6.85%	11/3/2025	1,100	1,097,807
Total				5,342,131

Turkey 0.20%

Republic of Turkey(b)	3.25%	3/23/2023	1,350	1,088,383
Republic of Turkey(b)	5.625%	3/30/2021	4,265	3,917,266
Republic of Turkey(b)	5.75%	3/22/2024	2,625	2,263,417
Total				7,269,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Uruguay 0.08%

Republic of Uruguay(b)	4.975%		4/20/2055	$2,852	$2,867,686
Total Foreign Government Obligations (cost $108,027,853)					101,914,422

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.60%

Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	7,090	7,113,542
Federal Home Loan Mortgage Corp. Q001 XA IO	2.279%	#(g)	2/25/2032	17,553	2,599,361
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	211	209,329
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(g)	11/16/2055	7,025	6,897,507
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(g)	2/16/2049	5,591	5,469,963
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(g)	2/16/2053	1,391	1,358,870
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	11,104	10,739,038
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	8,744	8,343,566
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,463	4,291,964
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	2,929	2,804,294
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,437	3,327,775
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,870	2,765,445
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	4,005	3,854,848
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $61,672,703)					59,775,502

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.79%

Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	33,650	34,308,483
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	1,218	1,260,124
Federal National Mortgage Assoc.(h)	3.50%		TBA	45,600	45,323,624
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	14,339	14,416,691
Federal National Mortgage Assoc.(h)	4.00%		TBA	320,900	326,695,945
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	66,482	67,822,884
Federal National Mortgage Assoc.(h)	4.50%		TBA	559,000	580,434,715
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	5,034	5,482,480
Total Government Sponsored Enterprises Pass-Throughs (cost $1,077,171,669)					1,075,744,946

MUNICIPAL BONDS 0.13%

North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,099,652
Pennsylvania	5.35%		5/1/2030	1,600	1,650,016
Total Municipal Bonds (cost $4,745,058)					4,749,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.67%

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.013%(1 Mo. LIBOR + .95%)	#	6/15/2035	$3,567	$3,577,216
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.922%(1 Mo. LIBOR + .85%)	#	1/15/2033	3,530	3,532,895
BANK 2018-BN10 AS	3.898%	#(g)	2/15/2061	5,800	5,793,234
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	8,833	8,756,018
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	6,137	5,910,930
BX Trust 2018-GW A†	2.863%	#(g)	5/15/2035	9,610	9,628,284
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	10,391	10,464,256
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	6,358	6,406,091
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907%	#(g)	11/15/2050	2,155	2,149,403
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.335%	#(g)	10/10/2047	50,626	644,915
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	7,900	6,286,140
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.348%	#(g)	8/10/2047	5,213	225,642
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.588%	#(g)	7/10/2050	1,570	1,582,139
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588%	#(g)	7/10/2050	2,684	2,598,539
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588%	#(g)	7/10/2050	7,809	6,756,198
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.783%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	4,891	4,895,330
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,717,185
DBWF Mortgage Trust 2015-LCM D†	3.535%	#(g)	6/10/2034	1,620	1,379,802
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(g)	12/15/2034	1,732	1,724,255
GS Mortgage Securities Corp. II 2018-RIVR A†	3.013%(1 Mo. LIBOR + .95%)	#	7/15/2035	4,380	4,387,491
GS Mortgage Securities Trust 2014-GC26 C	4.659%	#(g)	11/10/2047	135	132,695
GS Mortgage Securities Trust 2015-GC32 C	4.558%	#(g)	7/10/2048	1,230	1,222,378
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#(g)	8/5/2034	19,156	689,903
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,108,777
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(g)	8/5/2034	3,741	3,411,388
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#(g)	8/5/2034	22,024	438,167
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.063%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	10,567	10,603,921
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	11,067	11,434,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.288%	#(g)	4/15/2047	$5,181	$102,359
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.42%	#(g)	4/15/2047	1,595	28,179
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441%	#(g)	7/15/2048	2,500	2,461,759
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.163%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	5,278	5,325,185
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.03%(1 Mo. LIBOR + .95%)	#	7/5/2033	2,472	2,468,785
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.247%		7/5/2033	6,923	7,158,625
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.68%	#(g)	7/5/2033	7,410	7,416,779
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.548%		7/5/2033	2,228	2,303,792
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.949%		7/5/2033	2,968	3,071,615
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	751	624,186
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(g)	9/25/2042	340	322,167
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(g)	1/5/2043	695	660,517
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(g)	1/5/2043	450	437,407
UBS-BAMLL Trust 2012-WRM E†	4.379%	#(g)	6/10/2030	3,905	3,713,807
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.423%	#(g)	7/15/2046	5,195	4,413,797
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.267%	#(g)	5/15/2048	7,460	6,473,635
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.041%	#(g)	1/15/2059	2,748	2,292,323
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.206%	#(g)	5/15/2047	10,356	418,010
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723%	#(g)	5/15/2047	2,205	70,551
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.782%	#(g)	10/15/2057	66,813	1,847,429
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(g)	10/15/2057	100,000	1,495,530
Total Non-Agency Commercial Mortgage-Backed Securities (cost $172,594,214)					174,563,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 17.96%

U.S. Treasury Bond	2.25%	8/15/2046	$25,468	$21,752,259
U.S. Treasury Bond	2.50%	2/15/2046	10,793	9,733,937
U.S. Treasury Bond	3.00%	5/15/2045	24,448	24,353,455
U.S. Treasury Bond	3.00%	2/15/2048	118,414	117,840,432
U.S. Treasury Bond	3.125%	11/15/2041	11,526	11,759,221
U.S. Treasury Bond	4.375%	5/15/2041	14,769	18,112,505
U.S. Treasury Note	1.625%	11/15/2022	23,635	22,593,121
U.S. Treasury Note	2.625%	8/31/2020	40	39,992
U.S. Treasury Note	2.625%	2/28/2023	8,499	8,458,497
U.S. Treasury Note	2.625%	8/31/2023	349,594	349,682,765
U.S. Treasury Note	2.875%	8/15/2028	38,643	38,683,002
U.S. Treasury Note	6.25%	8/15/2023	41,123	47,775,770
Total U.S. Treasury Obligations (cost $669,440,345)				670,784,956
Total Long-Term Investments (cost $4,125,319,700)				4,092,036,607

SHORT-TERM INVESTMENTS 15.53%

REPURCHASE AGREEMENTS 7.71%
Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $88,620,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $86,840,776; proceeds: $85,145,872			85,136	85,135,939
Repurchase Agreement dated 8/31/2018, 1.89% due 9/4/2018 with J.P. Morgan Chase & Co. collateralized by $51,805,000 of Federal Farm Credit Bank at 2.108% due 6/15/2020; $36,360,000 of Federal Home Loan Bank at 2.118% due 4/17/2030; $51,214,000 of Federal Home Loan Mortgage Corp. at 0.00% due 12/11/2025; value: $129,200,429; proceeds: $125,026,250			125,000	125,000,000
Repurchase Agreement dated 8/31/2018, 1.93% due 9/4/2018 with Toronto Dominion Grand Cayman collateralized by $78,623,500 of U.S. Treasury Note at 2.875% due 5/31/2025; value: $79,530,170; proceeds: $78,016,727			78,000	78,000,000
Total Repurchase Agreements (cost $288,135,939)				$288,135,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 7.82%

U.S. Treasury Bill (cost $292,158,372)	Zero Coupon	12/13/2018	$293,863	$292,173,288
Total Short-Term Investments (cost $580,294,311)				580,309,227
Total Investments in Securities 125.06% (cost $4,705,614,011)				4,672,345,834
Liabilities in Excess of Foreign Cash and Other Assets(i) (25.06%)				(936,206,985)
Net Assets 100.00%				$3,736,138,849

ARS	Argentine Peso
BRL	Brazilian real.
MXN	Mexican peso.
BADLAR	Banco de la Republica Argentina
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
USISDA	Mid-Market Swap Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2018 (See Note 2(k)).
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2018.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and reverse repurchase agreements as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

Open Forward Foreign Currency Exchange Contracts at August 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Mexican peso	Sell	Barclays Bank plc	11/14/2018	31,000,000	$1,615,745	$1,604,994	$10,751

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2018	1,540	Long	$325,423,822	$325,493,439	$69,617
U.S. 10-Year Ultra Treasury Bond	December 2018	775	Short	(99,277,291)	(99,236,328)	40,963
Ultra Long U.S. Treasury Bond	December 2018	346	Short	(55,302,609)	(55,122,125)	180,484
U.S. Long Bond	December 2018	1,162	Long	167,257,432	167,582,188	324,756
Total Unrealized Appreciation on Open Futures Contracts						$615,820

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2018	538	Short	$(60,885,530)	$(61,008,360)	$(122,830)
U.S. 10-Year Treasury Note	December 2018	382	Short	(45,833,365)	(45,941,469)	(108,104)
Total Unrealized Depreciation on Open Futures Contracts						$(230,934)

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co	$466,833	$600,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $558,750 fair value	(6.00)%	4/6/2018	On Demand	455,318

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $11,515.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2018

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$912,666,457	$—	$912,666,457
Common Stocks	—	134,939	—	134,939
Corporate Bonds	—	1,068,713,746	—	1,068,713,746
Floating Rate Loans	—	21,407,968	—	21,407,968
Foreign Bond	—	1,580,035	—	1,580,035
Foreign Government Obligations	—	101,914,422	—	101,914,422
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	59,775,502	—	59,775,502
Government Sponsored Enterprises Pass-Throughs	—	1,075,744,946	—	1,075,744,946
Municipal Bonds	—	4,749,668	—	4,749,668
Non-Agency Commercial Mortgage-Backed Securities	—	174,563,968	—	174,563,968
U.S. Treasury Obligations	—	670,784,956	—	670,784,956
Short-Term Investments
Repurchase Agreements	—	288,135,939	—	288,135,939
U.S. Treasury Obligation	—	292,173,288	—	292,173,288
Total	$—	$4,672,345,834	$—	$4,672,345,834
Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$—	$10,751	$—	$10,751
Liabilities	—	—	—	—
Futures Contracts
Assets	615,820	—	—	615,820
Liabilities	(230,934)	—	—	(230,934)
Reverse Repurchase Agreements
Assets	—	—	—	—
Liabilities	—	(455,318)	—	(455,318)
Total	$384,886	$(444,567)	$—	$(59,681)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Foreign Bonds
Balance as of November 30, 2017	$21,530,439	$6,716	$8,453
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	78,944	7,758	7,885
Change in Unrealized Appreciation (Depreciation)	—	47,480	61,637
Net Purchases	—	—	—
Net Sales	(12,709,944)	(61,953)	(77,975)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(8,899,439)	—	—
Balance as of August 31, 2018	$—	$—	$—
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$—	$—	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 61.98%

ASSET-BACKED SECURITIES 20.12%

Automobiles 10.88%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$3,574	$3,575,081
Ally Auto Receivables Trust 2014-3 C	2.14%	7/15/2020	7,004	7,001,072
Ally Auto Receivables Trust 2017-3 A2	1.53%	3/16/2020	1,667	1,663,193
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	436	439,039
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	274	273,735
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	14,862	14,860,742
American Credit Acceptance Receivables Trust 2018-1 C†	3.55%	4/10/2024	3,857	3,856,589
American Credit Acceptance Receivables Trust 2018-2 A†	2.94%	1/10/2022	29,170	29,176,386
AmeriCredit Automobile Receivables 2015-4 D	3.72%	12/8/2021	12,000	12,084,744
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	246	245,728
AmeriCredit Automobile Receivables Trust 2014-2 E†	3.37%	11/8/2021	15,204	15,234,256
Americredit Automobile Receivables Trust 2014-4 C	2.47%	11/9/2020	9,699	9,693,968
AmeriCredit Automobile Receivables Trust 2015-1 C	2.51%	1/8/2021	11,249	11,244,716
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	900	898,477
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	900	898,966
AmeriCredit Automobile Receivables Trust 2015-3 C	2.73%	3/8/2021	6,497	6,494,060
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	1,486	1,479,050
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	1,200	1,185,058
AmeriCredit Automobile Receivables Trust 2016-3 C	2.24%	4/8/2022	2,481	2,442,560
Americredit Automobile Receivables Trust 2016-4 B	1.83%	12/8/2021	1,800	1,774,043
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	704	702,089
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	445	443,920
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	9,000	8,887,128
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	2,159	2,151,679
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	441	440,037
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	136	135,487
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	5,359	5,355,678
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	11	10,741
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	255	254,937
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	439	434,963
California Republic Auto Receivables Trust 2017-1 A4	2.28%	6/15/2022	11,868	11,740,932
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	15,156	15,160,944
Capital Auto Receivables Asset Trust 2014-3 D	3.14%	2/20/2020	2,444	2,444,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2015-2 B	2.29%	5/20/2020	$5,075	$5,069,894
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	11,000	10,992,077
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	2,575	2,582,966
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	288	287,600
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	1,000	991,045
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	4,730	4,720,572
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	6,740	6,686,153
Capital Auto Receivables Asset Trust 2018-1 A4†	2.93%	6/20/2022	13,907	13,884,642
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	60	59,635
CarFinance Capital Auto Trust 2015-1A C†	3.58%	6/15/2021	3,900	3,905,713
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	721	718,326
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	304	301,100
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	4,602	4,549,924
CarMax Auto Owner Trust 2017-2 A2	1.63%	6/15/2020	313	312,240
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	1,442	1,436,942
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	9,549	9,528,412
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	5,351	5,328,298
Chesapeake Funding II LLC 2016-2A A2†	3.063%(1 Mo. LIBOR + 1.00%) #	6/15/2028	1,310	1,314,508
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	4,386	4,345,440
Chesapeake Funding II LLC 2017-2A A2†	2.513%(1 Mo. LIBOR + .45%) #	5/15/2029	2,392	2,396,654
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,537	1,519,693
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	4,778	4,728,014
Chrysler Capital Auto Receivables Trust 2014-BA C†	2.70%	5/15/2020	1,897	1,897,493
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	273	273,492
Chrysler Capital Auto Receivables Trust 2015-AA D†	3.15%	1/18/2022	6,375	6,391,133
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	139	138,838
Chrysler Capital Auto Receivables Trust 2016-BA A3†	1.64%	7/15/2021	2,082	2,071,457
CPS Auto Receivables Trust 2016-B†	3.18%	9/15/2020	508	508,518
CPS Auto Receivables Trust 2016-C C†	3.27%	6/15/2022	8,759	8,770,178
CPS Auto Receivables Trust 2016-C D†	5.92%	6/15/2022	5,325	5,525,026
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	312	311,691
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	1,040	1,034,144
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	1,756	1,748,956
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	3,000	2,972,145
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,521	1,510,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	$10,806	$10,798,789
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	1,135	1,132,803
CPS Auto Trust 2017-A B†	2.68%	5/17/2021	1,300	1,298,008
CPS Auto Trust 2017-A C†	3.31%	12/15/2022	11,425	11,427,573
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	11,416	11,418,807
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	3,840	3,843,997
Credit Acceptance Auto Loan Trust 2016-2A A†	2.42%	11/15/2023	11,856	11,843,396
Credit Acceptance Auto Loan Trust 2016-3A A†	2.15%	4/15/2024	9,200	9,153,022
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	10,500	10,640,213
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,373	2,376,990
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	10,128	10,159,707
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	18,531	18,554,310
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	8,133	8,259,388
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	284	284,111
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	2,425	2,427,492
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	17,529	17,733,437
Drive Auto Receivables Trust 2017-1 B	2.36%	3/15/2021	776	775,440
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	7,972	7,963,009
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	377	376,454
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	8,250	8,234,832
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	1,940	1,934,409
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	1,044	1,043,729
Drive Auto Receivables Trust 2017-AA C†	2.98%	1/18/2022	6,550	6,547,725
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	8	7,981
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	7,324	7,324,858
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	10,187	10,238,503
Drive Auto Receivables Trust 2018-2 A3	2.88%	6/15/2021	13,500	13,498,585
Drive Auto Receivables Trust 2018-3 A2	2.75%	10/15/2020	37,688	37,696,254
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	12,608	12,613,162
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	4,980	4,985,498
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,147	1,140,749
Enterprise Fleet Financing LLC 2017-2 A2†	1.97%	1/20/2023	1,619	1,608,157
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	120	122,034
Exeter Automobile Receivables Trust 2016-3A C†	4.22%	6/15/2022	3,825	3,870,082
Exeter Automobile Receivables Trust 2017-1A C†	3.95%	12/15/2022	960	963,835
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	11,167	11,117,633
First Investors Auto Owner Trust 2015-2A A2†	2.28%	9/15/2021	1,400	1,400,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2015-2A B†	2.75%	9/15/2021	$28	$27,985
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	70	69,580
First Investors Auto Owner Trust 2016-2A A2†	1.87%	11/15/2021	289	287,234
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	21	21,178
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	1,343	1,337,693
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	1,099	1,093,534
Flagship Credit Auto Trust 2014-1 C†	3.34%	4/15/2020	1,767	1,769,001
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	958	957,875
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	2,109	2,106,825
Flagship Credit Auto Trust 2016-1 A†	2.77%	12/15/2020	104	103,548
Flagship Credit Auto Trust 2016-1 B†	3.91%	6/15/2022	4,000	4,028,193
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	8,518	8,527,369
Flagship Credit Auto Trust 2016-3 B†	2.43%	6/15/2021	8,375	8,335,431
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	173	172,764
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	2,658	2,651,157
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	571	567,643
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	3,476	3,451,984
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1,914	1,898,983
Flagship Credit Auto Trust 2018-2 A†	2.97%	10/17/2022	24,440	24,427,904
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	37,470	37,475,782
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	40,578	40,318,703
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	4,125	4,078,287
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	3,000	2,990,448
Foursight Capital Automobile Receivables Trust 2015-1 B†	4.12%	9/15/2022	1,750	1,762,462
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	17,743	17,723,785
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	5,444	5,432,230
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%	9/20/2021	10,229	10,091,208
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%	10/15/2019	8,703	8,694,659
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	1,145	1,139,944
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	5,650	5,642,106
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	1,847	1,846,347
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,100	2,098,845
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	163	161,369
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%	4/18/2022	2,624	2,587,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

OSCAR US Funding Trust 2014-1A A4†	2.55%	12/15/2021	$5,604	$5,596,560
OSCAR US Funding Trust VII LLC 2017-2A A2B†	2.713%(1 Mo. LIBOR + .65%) #	11/10/2020	11,102	11,123,146
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%	7/15/2021	1,100	1,100,419
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%	9/15/2021	985	987,919
Santander Drive Auto Receivables Trust 2014-5 C	2.46%	6/15/2020	389	388,836
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	28	27,857
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	1,450	1,452,633
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	2,694	2,696,378
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	40,950	41,245,260
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	716	716,385
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	17,338	17,430,110
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	53	52,686
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,332	1,328,303
Santander Drive Auto Receivables Trust 2016-3 C	2.46%	3/15/2022	5,000	4,964,206
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	3,160	3,148,551
Santander Drive Auto Receivables Trust 2017-3 A3	1.87%	6/15/2021	6,275	6,251,312
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	17,540	17,545,388
Santander Drive Auto Receivables Trust 2018-4 B	3.27%	1/17/2023	38,275	38,265,806
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	430	428,030
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	2,793	2,787,956
TCF Auto Receivables Owner Trust 2015-2A A4†	2.55%	4/15/2021	6,761	6,754,390
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	705	698,128
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	12,388	12,300,900
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	1,255	1,255,314
Westlake Automobile Receivables Trust 2016-2A D†	4.10%	6/15/2021	3,610	3,644,170
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	8	8,336
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	100	99,768
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	611	609,265
Westlake Automobile Receivables Trust 2018-1A C†	2.92%	5/15/2023	2,745	2,724,536
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	19,518	19,517,321
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	23,532	23,528,282
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	172	171,395
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	6,502	6,507,609
Total				995,550,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 3.80%

Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	$6,901	$6,873,607
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	4,683	4,634,466
Barclays Dryrock Issuance Trust 2017-1 A	2.393%(1 Mo. LIBOR + .33%) #	3/15/2023	616	617,336
Barclays Dryrock Issuance Trust 2017-2 A	2.363%(1 Mo. LIBOR + .30%) #	5/15/2023	2,626	2,629,439
Cabela’s Credit Card Master Note Trust 2014-2 A	2.513%(1 Mo. LIBOR + .45%) #	7/15/2022	15,912	15,946,885
Cabela’s Credit Card Master Note Trust 2016-1 A1	1.78%	6/15/2022	19,690	19,544,731
Cabela’s Credit Card Master Note Trust 2016-1 A2	2.913%(1 Mo. LIBOR + .85%) #	6/15/2022	60,021	60,334,832
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	8,348	8,242,798
Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	11,702	11,552,707
Chase Issuance Trust 2014-A5	2.433%(1 Mo. LIBOR + .37%) #	4/15/2021	3,826	3,834,149
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	15,479	15,300,108
Chase Issuance Trust 2018-A1	2.263%(1 Mo. LIBOR + .20%) #	4/17/2023	12,755	12,774,456
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	16,314	16,071,859
Citibank Credit Card Issuance Trust 2017-A9	1.80%	9/20/2021	8,730	8,646,061
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	7,113	7,092,312
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	1,836	1,811,288
First National Master Note Trust 2017-2 A	2.503%(1 Mo. LIBOR + .44%) #	10/16/2023	3,500	3,504,659
Gracechurch Card Funding plc 2018-1 A†	2.486%(1 Mo. LIBOR + .40%) #	7/15/2022	19,202	19,214,001	(a)
Master Credit Card Trust II 2017-1A A†	2.26%	7/21/2021	53,055	52,517,686
Master Credit Card Trust II 2017-1A B†	2.56%	7/21/2021	932	925,021
Master Credit Card Trust II 2018-3A B†	3.40%	1/21/2022	9,053	9,087,890
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	12,745	12,629,574
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	2,625	2,617,082
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	1,310	1,313,284
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	1,180	1,173,903
World Financial Network Credit Card Master Trust 2012-D B	3.34%	4/17/2023	7,119	7,129,727
World Financial Network Credit Card Master Trust 2012-D M	3.09%	4/17/2023	4,437	4,433,687
World Financial Network Credit Card Master Trust 2016-C M	1.98%	8/15/2023	9,066	8,943,987
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	28,821	28,614,065
Total				348,011,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 5.44%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	$3,805	$3,783,535
Ally Master Owner Trust 2017-1 A	2.463%(1 Mo. LIBOR + .40%) #	2/15/2021	200	200,243
Ally Master Owner Trust 2017-2 A	2.403%(1 Mo. LIBOR + .34%) #	6/15/2021	20,628	20,639,362
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%	7/10/2020	250	249,957
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	94	93,420
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	6,871	6,838,338
CCG Receivables Trust 2018-1 A2†	2.50%	6/16/2025	2,500	2,487,484
CNH Equipment Trust 2015-A A4	1.85%	4/15/2021	340	339,029
Conn’s Receivables Funding LLC 2017-B A†	2.73%	7/15/2020	2,889	2,888,521
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	47,122	47,120,205
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	21	20,847
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	100	99,651
Dell Equipment Finance Trust 2018-1 A2A†	2.97%	10/22/2020	8,200	8,209,240
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	59	59,103
DLL LLC 2018-1 A2†	2.81%	11/17/2020	33,120	33,127,422
DLL Securitization Trust 2017-A A2†	1.89%	7/15/2020	4,165	4,150,861
DRB Prime Student Loan Trust 2017-A A2A†	1.75%	5/27/2042	314	312,741
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	184	182,074
Engs Commercial Finance Trust 2018-1A A1†	2.97%	2/22/2021	9,062	9,054,147
Ford Credit Floorplan Master Owner Trust A 2015-2 A1	1.98%	1/15/2022	11,437	11,296,380
Ford Credit Floorplan Master Owner Trust A 2016-1 A1	1.76%	2/15/2021	292	290,701
FREED ABS TRUST 2018-1 A†	3.61%	7/18/2024	15,608	15,601,292
GMF Floorplan Owner Revolving Trust 2017-1 B†	2.58%	1/18/2022	22,234	22,064,277
GMF Floorplan Owner Revolving Trust 2018-1 A†	2.614%(1 Mo. LIBOR + .30%) #	3/15/2022	24,856	24,879,693
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A2†	2.35%	5/15/2020	2,000	1,995,404
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%	8/25/2042	125	125,366
Marlette Funding Trust 2018-3 A†	3.20%	9/15/2028	38,368	38,415,730
Mercedes-Benz Master Owner Trust 2016-BA A†	2.763%(1 Mo. LIBOR + .70%) #	5/17/2021	150	150,592
Mercedes-Benz Master Owner Trust 2018-BA A†	2.412%(1 Mo. LIBOR + .34%) #	5/15/2023	6,500	6,516,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

MMAF Equipment Finance LLC 2012-AA A5†	1.98%	6/10/2032	$649	$648,513
MMAF Equipment Finance LLC 2014-AA A4†	1.59%	2/8/2022	10,392	10,309,980
Navient Student Loan Trust 2018-1A A1†	2.255%(1 Mo. LIBOR + .19%) #	3/25/2067	5,246	5,246,554
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%	9/15/2021	23,069	22,879,906
Nissan Master Owner Trust Receivables 2017-B A	2.493%(1 Mo. LIBOR + .43%) #	4/18/2022	23,819	23,919,564
OneMain Financial Issuance Trust 2015-1A A†	3.19%	3/18/2026	11,424	11,459,572
OneMain Financial Issuance Trust 2015-2A A†	2.57%	7/18/2025	41	41,477
OneMain Financial Issuance Trust 2016-1A A†	3.66%	2/20/2029	7,062	7,093,319
OneMain Financial Issuance Trust 2016-2A A†	4.10%	3/20/2028	4,854	4,889,365
PFS Financing Corp. 2016-BA A†	1.87%	10/15/2021	7,379	7,295,683
PFS Financing Corp. 2018-A A†	2.463%(1 Mo. LIBOR + .40%) #	2/15/2022	17,400	17,407,920
PFS Financing Corp. 2018-A B†	2.179%(1 Mo. LIBOR + .60%) #	2/15/2022	6,000	5,992,214
SCF Equipment Leasing LLC 2018-1A A1†	2.81%	4/20/2021	8,391	8,392,097
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	11,420	11,432,828
SMB Private Education Loan Trust 2018-B A1†	2.383%(1 Mo. LIBOR + .32%) #	12/16/2024	22,131	22,142,374
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%	10/27/2025	2,267	2,265,480
SoFi Professional Loan Program 2017-D A1FX†	1.72%	9/25/2040	609	605,136
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%	7/25/2040	3,878	3,847,188
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%	11/26/2040	2,278	2,249,967
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%	1/25/2041	7,314	7,251,611
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%	2/25/2042	12,163	12,071,805
SoFi Professional Loan Program Trust 2018-B A1FX†	2.64%	8/25/2047	17,419	17,344,555
Springleaf Funding Trust 2015-AA A†	3.16%	11/15/2024	49	48,650
Springleaf Funding Trust 2016-AA A†	2.90%	11/15/2029	22,225	22,231,543
Volvo Financial Equipment LLC 2015-1A A4†	1.91%	1/15/2020	3,263	3,258,932
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.727%(1 Mo. LIBOR + .65%) #	1/20/2022	2,200	2,214,120
Westgate Resorts LLC 2018-1A A†	3.38%	12/20/2031	3,636	3,628,718
Total				497,360,755
Total Asset-Backed Securities (cost $1,842,922,254)				1,840,922,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 41.86%

Aerospace/Defense 0.41%

General Dynamics Corp.	2.628%(3 Mo. LIBOR + .29%)	#	5/11/2020	$9,860	$9,901,344
Harris Corp.	2.819%(3 Mo. LIBOR + .48%)	#	4/30/2020	3,732	3,735,742
Spirit AeroSystems, Inc.	3.118%(3 Mo. LIBOR + .80%)	#	6/15/2021	9,600	9,625,557
United Technologies Corp.	2.965%(3 Mo. LIBOR + .65%)	#	8/16/2021	14,252	14,284,131
Total					37,546,774

Automotive 5.88%

American Honda Finance Corp.	2.46%(3 Mo. LIBOR + .15%)	#	2/21/2020	47,455	47,444,686
American Honda Finance Corp.	2.599%(3 Mo. LIBOR + .26%)	#	6/16/2020	33,623	33,725,902
BMW US Capital LLC†	2.689%(3 Mo. LIBOR + .37%)	#	8/14/2020	23,743	23,792,991
BMW US Capital LLC†	2.819%(3 Mo. LIBOR + .50%)	#	8/13/2021	23,743	23,837,326
Daimler Finance North America LLC†	2.591%(3 Mo. LIBOR + .25%)	#	11/5/2018	4,150	4,152,372
Daimler Finance North America LLC†	2.731%(3 Mo. LIBOR + .39%)	#	5/4/2020	14,850	14,889,650
Daimler Finance North America LLC†	2.768%(3 Mo. LIBOR + .43%)	#	2/12/2021	10,800	10,806,647
Daimler Finance North America LLC†	2.871%(3 Mo. LIBOR + .53%)	#	5/5/2020	3,400	3,412,104
Daimler Finance North America LLC†	2.959%(3 Mo. LIBOR + .62%)	#	10/30/2019	21,909	22,022,068
Daimler Finance North America LLC†	2.967%(3 Mo. LIBOR + .63%)	#	1/6/2020	5,000	5,020,148
Ford Motor Credit Co. LLC	2.779%(3 Mo. LIBOR + .43%)	#	11/2/2020	5,384	5,356,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Ford Motor Credit Co. LLC	3.147%(3 Mo. LIBOR + .81%)	#	4/5/2021	$14,800	$14,774,875
Ford Motor Credit Co. LLC	3.156%(3 Mo. LIBOR + .83%)	#	3/12/2019	8,693	8,704,500
Ford Motor Credit Co. LLC	3.168%(3 Mo. LIBOR + .83%)	#	8/12/2019	15,607	15,657,107
Ford Motor Credit Co. LLC	3.221%(3 Mo. LIBOR + .88%)	#	10/12/2021	33,232	32,916,183
Ford Motor Credit Co. LLC	3.271%(3 Mo. LIBOR + .93%)	#	11/4/2019	400	402,153
Ford Motor Credit Co. LLC	3.339%(3 Mo. LIBOR + 1.00%)	#	1/9/2020	36,146	36,230,437
Ford Motor Credit Co. LLC	3.919%(3 Mo. LIBOR + 1.58%)	#	1/8/2019	39,507	39,645,505
General Motors Co.	3.143%(3 Mo. LIBOR + .80%)	#	8/7/2020	5,000	5,024,188
General Motors Co.	3.50%		10/2/2018	5,200	5,203,895
General Motors Financial Co., Inc.	3.267%(3 Mo. LIBOR + .93%)	#	4/13/2020	8,000	8,058,030
General Motors Financial Co., Inc.	3.613%(3 Mo. LIBOR + 1.27%)	#	10/4/2019	18,000	18,161,788
General Motors Financial Co., Inc.	3.791%(3 Mo. LIBOR + 1.45%)	#	5/9/2019	18,687	18,828,878
General Motors Financial Co., Inc.	3.899%(3 Mo. LIBOR + 1.56%)	#	1/15/2020	7,891	8,006,206
General Motors Financial Co., Inc.	4.399%(3 Mo. LIBOR + 2.06%)	#	1/15/2019	5,000	5,031,187
Harley-Davidson Financial Services, Inc.†	2.671%(3 Mo. LIBOR + .35%)	#	3/8/2019	2,310	2,313,219
Harley-Davidson Financial Services, Inc.†	2.812%(3 Mo. LIBOR + .50%)	#	5/21/2020	19,333	19,398,869
Hyundai Capital America†	2.40%		10/30/2018	6,302	6,299,733
Nissan Motor Acceptance Corp.†	2.726%(3 Mo. LIBOR + .39%)	#	9/28/2020	7,534	7,547,120
Nissan Motor Acceptance Corp.†	2.853%(3 Mo. LIBOR + .52%)	#	9/13/2019	1,500	1,503,862
Nissan Motor Acceptance Corp.†	2.861%(3 Mo. LIBOR + .52%)	#	3/15/2021	32,286	32,372,984
Nissan Motor Acceptance Corp.†	2.917%(3 Mo. LIBOR + .58%)	#	1/13/2020	6,389	6,417,307
Nissan Motor Acceptance Corp.†	3.331%(3 Mo. LIBOR + 1.01%)	#	3/8/2019	3,200	3,214,445
Toyota Motor Credit Corp.	2.582%(3 Mo. LIBOR + .24%)	#	7/15/2020	47,989	48,019,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Toyota Motor Credit Corp.	2.726%(3 Mo. LIBOR + .39%)	#	1/17/2019	$15	$15,025
Total					538,207,041

Banks: Regional 26.98%

ABN AMRO Bank NV (Netherlands)†(b)	2.752%(3 Mo. LIBOR + .41%)	#	1/19/2021	9,800	9,809,604
ABN AMRO Bank NV (Netherlands)†(b)	2.881%(3 Mo. LIBOR + .57%)	#	8/27/2021	28,480	28,586,173
ABN AMRO Bank NV (Netherlands)†(b)	2.973%(3 Mo. LIBOR + .64%)	#	1/18/2019	93,550	93,788,085
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	2.772%(3 Mo. LIBOR + .46%)	#	5/17/2021	11,750	11,784,706
Australia & New Zealand Banking Group Ltd. (Australia)(b)	2.995%(3 Mo. LIBOR + .66%)	#	9/23/2019	3,156	3,170,344
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	2.576%(3 Mo. LIBOR + .25%)	#	12/19/2019	10,000	10,014,741
Bank of America Corp.	3.207%(3 Mo. LIBOR + .87%)	#	4/1/2019	13,209	13,271,708
Bank of America Corp.	3.379%(3 Mo. LIBOR + 1.04%)	#	1/15/2019	63,446	63,698,109
Bank of America NA	2.561%(3 Mo. LIBOR + .25%)	#	8/28/2020	109,109	109,192,068
Bank of Montreal (Canada)(b)	2.577%(3 Mo. LIBOR + .25%)	#	9/11/2019	22,000	22,043,594
Bank of Montreal (Canada)(b)	2.677%(3 Mo. LIBOR + .34%)	#	7/13/2020	38,514	38,681,014
Bank of Montreal (Canada)(b)	2.781%(3 Mo. LIBOR + .44%)	#	6/15/2020	3,375	3,392,921
Bank of Montreal (Canada)(b)	2.926%(3 Mo. LIBOR + .60%)	#	12/12/2019	8,626	8,677,633
Bank of Montreal (Canada)(b)	2.983%(3 Mo. LIBOR + .65%)	#	7/18/2019	35	35,180
Bank of Nova Scotia (The) (Canada)(b)	2.729%(3 Mo. LIBOR + .39%)	#	7/14/2020	5,000	5,018,854
Barclays Bank plc (United Kingdom)(b)	3.109%(3 Mo. LIBOR + .77%)	#	10/28/2019	10,000	10,036,692
BB&T Corp.	3.054%(3 Mo. LIBOR + .72%)	#	1/15/2020	8,685	8,746,980
Branch Banking & Trust Co.	2.541%(3 Mo. LIBOR + .22%)	#	6/1/2020	10,000	10,004,204
Branch Banking & Trust Co.	2.789%(3 Mo. LIBOR + .45%)	#	1/15/2020	16,689	16,750,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Canadian Imperial Bank of Commerce	2.735%(3 Mo. LIBOR + .41%)	#	9/20/2020	$29,830	$29,907,893
Canadian Imperial Bank of Commerce (Canada)(b)	2.647%(3 Mo. LIBOR + .31%)	#	10/5/2020	21,914	21,972,642
Canadian Imperial Bank of Commerce (Canada)(b)	2.834%(3 Mo. LIBOR + .52%)	#	9/6/2019	4,067	4,081,758
Citibank NA	2.571%(3 Mo. LIBOR + .23%)	#	11/9/2018	4,000	4,001,984
Citibank NA	2.595%(3 Mo. LIBOR + .26%)	#	9/18/2019	15,000	15,025,064
Citibank NA	2.648%(3 Mo. LIBOR + .30%)	#	10/20/2020	10,000	10,003,199
Citibank NA	2.663%(3 Mo. LIBOR + .32%)	#	5/1/2020	30,000	30,031,129
Citibank NA	2.665%(3 Mo. LIBOR + .34%)	#	3/20/2019	11,000	11,017,778
Citibank NA	2.917%(3 Mo. LIBOR + .57%)	#	7/23/2021	28,793	28,951,649
Citigroup, Inc.	3.121%(3 Mo. LIBOR + .79%)	#	1/10/2020	9,325	9,397,335
Citigroup, Inc.	3.179%(3 Mo. LIBOR + .86%)	#	12/7/2018	6,286	6,298,923
Citigroup, Inc.	3.249%(3 Mo. LIBOR + .93%)	#	6/7/2019	24,900	25,049,783
Citigroup, Inc.	3.645%(3 Mo. LIBOR + 1.31%)	#	10/26/2020	5,625	5,745,708
Citizens Bank NA/Providence RI	2.861%(3 Mo. LIBOR + .54%)	#	3/2/2020	3,470	3,479,333
Citizens Bank NA/Providence RI	2.881%(3 Mo. LIBOR + .57%)	#	5/26/2020	2,000	2,006,835
Commonwealth Bank of Australia (Australia)†(b)	2.735%(3 Mo. LIBOR + .40%)	#	9/18/2020	7,000	7,019,983
Commonwealth Bank of Australia (Australia)†(b)	2.776%(3 Mo. LIBOR + .45%)	#	3/10/2020	9,042	9,078,884
Commonwealth Bank of Australia (Australia)†(b)	3.139%(3 Mo. LIBOR + .79%)	#	11/2/2018	5,398	5,405,778
Commonwealth Bank of Australia (Australia)†(b)	3.401%(3 Mo. LIBOR + 1.06%)	#	3/15/2019	410	412,090
Compass Bank	3.057%(3 Mo. LIBOR + .73%)	#	6/11/2021	24,152	24,208,834
Credit Agricole SA (United Kingdom)†(b)	3.139%(3 Mo. LIBOR + .80%)	#	4/15/2019	12,730	12,790,090
Danske Bank A/S (Denmark)†(b)	2.831%(3 Mo. LIBOR + .51%)	#	3/2/2020	3,000	3,010,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Danske Bank A/S (Denmark)†(b)	2.894%(3 Mo. LIBOR + .58%)	#	9/6/2019	$5,000	$5,018,416
Danske Bank A/S (Denmark)(b)	2.831%(3 Mo. LIBOR + .51%)	#	3/2/2020	14,404	14,454,270
Fifth Third Bank	2.775%(3 Mo. LIBOR + .44%)	#	7/26/2021	25,887	25,930,180
Fifth Third Bank	2.927%(3 Mo. LIBOR + .59%)	#	9/27/2019	2,257	2,262,912
Goldman Sachs Group, Inc. (The)	3.067%(3 Mo. LIBOR + .73%)	#	12/27/2020	19,831	19,933,016
Goldman Sachs Group, Inc. (The)	3.133%(3 Mo. LIBOR + .80%)	#	12/13/2019	16,290	16,411,880
Goldman Sachs Group, Inc. (The)	3.367%(3 Mo. LIBOR + 1.02%)	#	10/23/2019	28,361	28,626,191
Goldman Sachs Group, Inc. (The)	3.375%(3 Mo. LIBOR + 1.04%)	#	4/25/2019	48,905	49,193,389
Goldman Sachs Group, Inc. (The)	3.414%(3 Mo. LIBOR + 1.10%)	#	11/15/2018	75,177	75,336,559
Goldman Sachs Group, Inc. (The)	3.507%(3 Mo. LIBOR + 1.16%)	#	4/23/2020	4,861	4,925,514
HSBC Holdings plc (United Kingdom)(b)	2.922%(3 Mo. LIBOR + .60%)	#	5/18/2021	29,486	29,581,250
HSBC USA, Inc.	2.948%(3 Mo. LIBOR + .61%)	#	11/13/2019	3,100	3,117,293
HSBC USA, Inc.	3.215%(3 Mo. LIBOR + .88%)	#	9/24/2018	4,480	4,482,506
Huntington National Bank (The)	2.837%(3 Mo. LIBOR + .51%)	#	3/10/2020	30,421	30,530,186
ING Bank NV (Netherlands)†(b)	2.924%(3 Mo. LIBOR + .61%)	#	8/15/2019	8,000	8,027,150
ING Bank NV (Netherlands)†(b)	3.027%(3 Mo. LIBOR + .69%)	#	10/1/2019	1,970	1,979,386
ING Bank NV (Netherlands)†(b)	3.282%(3 Mo. LIBOR + .97%)	#	8/17/2020	1,700	1,722,231
ING Bank NV (Netherlands)†(b)	3.462%(3 Mo. LIBOR + 1.13%)	#	3/22/2019	44,400	44,669,788
Intesa Sanpaolo SpA	2.966%(3 Mo. LIBOR + .63%)	#	7/17/2019	32,850	32,867,977
JPMorgan Chase & Co.	2.969%(3 Mo. LIBOR + .63%)	#	1/28/2019	85,525	85,734,355
JPMorgan Chase & Co.	3.172%(3 Mo. LIBOR + .84%)	#	3/22/2019	1,113	1,117,345
JPMorgan Chase & Co.	3.302%(3 Mo. LIBOR + .96%)	#	1/23/2020	20,968	21,207,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

JPMorgan Chase Bank NA	2.552%(3 Mo. LIBOR + .23%)	#	9/1/2020	$71,163	$71,216,167
JPMorgan Chase Bank NA	2.588%(3 Mo. LIBOR + .25%)	#	2/13/2020	15,000	15,012,087
JPMorgan Chase Bank NA	2.675%(3 Mo. LIBOR + .34%)	#	4/26/2021	24,750	24,777,432
JPMorgan Chase Bank NA	2.925%(3 Mo. LIBOR + .59%)	#	9/23/2019	2,000	2,010,027
KeyBank NA	2.35%		3/8/2019	1,920	1,918,030
Lloyds Bank plc (United Kingdom)(b)	2.833%(3 Mo. LIBOR + .49%)	#	5/7/2021	19,757	19,840,318
Lloyds Banking Group plc (United Kingdom)(b)	3.13%(3 Mo. LIBOR + .80%)	#	6/21/2021	9,492	9,527,649
Macquarie Bank Ltd. (Australia)†(b)	2.687%(3 Mo. LIBOR + .35%)	#	4/4/2019	26,821	26,856,643
Macquarie Bank Ltd. (Australia)†(b)	2.691%(3 Mo. LIBOR + .35%)	#	3/15/2019	15,000	15,020,098
Macquarie Bank Ltd. (Australia)†(b)	3.519%(3 Mo. LIBOR + 1.18%)	#	1/15/2019	19,389	19,454,250
Manufacturers & Traders Trust Co.	3.28%(1 Mo. LIBOR + 1.22%)	#	12/28/2020	24,750	24,762,681
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	2.985%(3 Mo. LIBOR + .65%)	#	7/26/2021	19,196	19,293,097
Morgan Stanley	2.891%(3 Mo. LIBOR + .55%)	#	2/10/2021	9,903	9,930,676
Morgan Stanley	3.119%(3 Mo. LIBOR + .80%)	#	2/14/2020	105,750	105,990,052
Morgan Stanley	3.192%(3 Mo. LIBOR + .85%)	#	1/24/2019	995	998,176
Morgan Stanley	3.315%(3 Mo. LIBOR + .98%)	#	6/16/2020	12,995	13,149,213
Morgan Stanley	3.477%(3 Mo. LIBOR + 1.14%)	#	1/27/2020	15,105	15,291,161
Morgan Stanley	3.747%(3 Mo. LIBOR + 1.40%)	#	4/21/2021	3,937	4,037,998
MUFG Bank Ltd. (Japan)†(b)	3.356%(3 Mo. LIBOR + 1.02%)	#	9/14/2018	600	600,192
National Australia Bank Ltd. (Australia)†(b)	2.921%(3 Mo. LIBOR + .59%)	#	1/10/2020	3,610	3,633,530
National Australia Bank Ltd. (Australia)†(b)	3.016%(3 Mo. LIBOR + .69%)	#	12/9/2019	8,000	8,051,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

National Australia Bank Ltd. (Australia)†(b)	2.687%(3 Mo. LIBOR + .35%)	#	1/12/2021	$14,750	$14,768,979
National Australia Bank Ltd. (Australia)†(b)	2.82%(3 Mo. LIBOR + .51%)	#	5/22/2020	4,000	4,020,816
Nordea Bank AB (Sweden)†(b)	2.787%(3 Mo. LIBOR + .47%)	#	5/29/2020	10,898	10,945,827
Nordea Bank AB (Sweden)†(b)	2.954%(3 Mo. LIBOR + .62%)	#	9/30/2019	6,810	6,842,688
Regions Bank/Birmingham AL	2.838%(3 Mo. LIBOR + .50%)	#	8/13/2021	42,736	42,777,508
Royal Bank of Canada (Canada)(b)	2.635%(3 Mo. LIBOR + .30%)	#	7/22/2020	28,763	28,850,866
Royal Bank of Canada (Canada)(b)	2.701%(3 Mo. LIBOR + .38%)	#	3/2/2020	1,360	1,364,200
Royal Bank of Canada (Canada)(b)	3.049%(3 Mo. LIBOR + .71%)	#	4/15/2019	1,915	1,924,120
Santander UK plc (United Kingdom)(b)	2.941%(3 Mo. LIBOR + .62%)	#	6/1/2021	14,250	14,330,085
Santander UK plc (United Kingdom)(b)	2.648%(3 Mo. LIBOR + .30%)	#	11/3/2020	10,000	10,006,786
Santander UK plc (United Kingdom)(b)	3.816%(3 Mo. LIBOR + 1.48%)	#	3/14/2019	27,836	28,038,147
Skandinaviska Enskilda Banken AB (Sweden)†(b)	2.903%(3 Mo. LIBOR + .57%)	#	9/13/2019	14,840	14,903,371
Societe Generale SA (France)(b)	3.417%(3 Mo. LIBOR + 1.08%)	#	10/1/2018	300	300,274
Standard Chartered plc (United Kingdom)(b)	3.452%(3 Mo. LIBOR + 1.13%)	#	8/19/2019	7,850	7,911,434
Standard Chartered plc (United Kingdom)†(b)	3.452%(3 Mo. LIBOR + 1.13%)	#	8/19/2019	21,150	21,312,730
Sumitomo Mitsui Banking Corp. (Japan)(b)	2.643%(3 Mo. LIBOR + .31%)	#	10/18/2019	24,485	24,527,726
Sumitomo Mitsui Banking Corp. (Japan)(b)	2.686%(3 Mo. LIBOR + .35%)	#	1/17/2020	85,968	86,199,020
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(b)	2.766%(3 Mo. LIBOR + .44%)	#	9/19/2019	9,000	9,025,056
Svenska Handelsbanken	2.617%(3 Mo. LIBOR + .27%)	#	10/21/2020	19,840	19,858,663
Svenska Handelsbanken AB (Sweden)(b)	2.804%(3 Mo. LIBOR + .49%)	#	9/6/2019	1,800	1,806,517
Toronto-Dominion Bank (The) (Canada)(b)	2.606%(3 Mo. LIBOR + .28%)	#	6/11/2020	33,814	33,913,097
UBS AG (United Kingdom)†(b)	2.631%(3 Mo. LIBOR + .32%)	#	5/28/2019	105,930	106,086,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

UBS AG (United Kingdom)†(b)	2.639%(3 Mo. LIBOR + .32%)	#	12/7/2018	$5,300	$5,303,297
UBS AG (United Kingdom)†(b)	2.801%(3 Mo. LIBOR + .48%)	#	12/1/2020	15,000	15,029,955
UBS AG/Stamford CT	2.959%(3 Mo. LIBOR + .64%)	#	8/14/2019	15,130	15,214,958
US Bancorp	2.735%(3 Mo. LIBOR + .40%)	#	4/25/2019	50	50,105
US Bank NA/Cincinnati OH	2.592%(3 Mo. LIBOR + .25%)	#	7/24/2020	48,000	48,133,219
US Bank NA/Cincinnati OH	2.602%(3 Mo. LIBOR + .29%)	#	5/21/2021	24,000	24,022,085
Wells Fargo & Co.	2.736%(3 Mo. LIBOR + .40%)	#	9/14/2018	6,200	6,201,206
Wells Fargo & Co.	3.019%(3 Mo. LIBOR + .68%)	#	1/30/2020	64,786	65,283,426
Wells Fargo & Co.	3.227%(3 Mo. LIBOR + .88%)	#	7/22/2020	21,492	21,746,032
Wells Fargo Bank NA	2.569%(3 Mo. LIBOR + .23%)	#	1/15/2020	24,250	24,290,317
Wells Fargo Bank NA	2.811%(3 Mo. LIBOR + .50%)	#	11/28/2018	2,500	2,502,915
Wells Fargo Bank NA	2.847%(3 Mo. LIBOR + .50%)	#	7/23/2021	69,139	69,382,044
Wells Fargo Bank NA	2.912%(3 Mo. LIBOR + .60%)	#	5/24/2019	3,400	3,414,257
Wells Fargo Bank NA	2.964%(3 Mo. LIBOR + .65%)	#	12/6/2019	9,270	9,330,915
Westpac Banking Corp. (Australia)(b)	2.594%(3 Mo. LIBOR + .28%)	#	5/15/2020	14,789	14,814,234
Total					2,468,535,044

Biotechnology Research & Production 0.41%

Amgen, Inc.	2.91%(3 Mo. LIBOR + .60%)	#	5/22/2019	45	45,176
Gilead Sciences, Inc.	2.495%(3 Mo. LIBOR + .17%)	#	9/20/2018	15,000	15,002,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production (continued)
Gilead Sciences, Inc.	2.545%(3 Mo. LIBOR + .22%)	#	3/20/2019	$14,500	$14,519,607
Gilead Sciences, Inc.	2.575%(3 Mo. LIBOR + .25%)	#	9/20/2019	7,538	7,550,349
Total					37,118,085

Building Materials 0.76%

Martin Marietta Materials, Inc.	2.825%(3 Mo. LIBOR + .50%)	#	12/20/2019	16,827	16,864,690
Martin Marietta Materials, Inc.	2.96%(3 Mo. LIBOR + .65%)	#	5/22/2020	20,038	20,124,292
Vulcan Materials Co.	2.941%(3 Mo. LIBOR + .60%)	#	6/15/2020	12,846	12,872,611
Vulcan Materials Co.	2.971%(3 Mo. LIBOR + .65%)	#	3/1/2021	19,904	19,962,956
Total					69,824,549

Business Services 0.11%

Equifax, Inc.	3.184%(3 Mo. LIBOR + .87%)	#	8/15/2021	9,500	9,567,264
ERAC USA Finance LLC†	2.80%		11/1/2018	100	100,023
Total					9,667,287

Computer Hardware 0.01%

Hewlett Packard Enterprise Co.	4.267%(3 Mo. LIBOR + 1.93%)	#	10/5/2018	561	561,903

Drugs 0.62%

AstraZeneca plc (United Kingdom)(b)	2.845%(3 Mo. LIBOR + .53%)	#	11/16/2018	50	50,049
Bayer US Finance II LLC†	2.965%(3 Mo. LIBOR + .63%)	#	6/25/2021	14,468	14,536,366
CVS Health Corp.	2.957%(3 Mo. LIBOR + .63%)	#	3/9/2020	24,866	25,019,594
Zoetis, Inc.	2.762%(3 Mo. LIBOR + .44%)	#	8/20/2021	17,103	17,136,230
Total					56,742,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.05%

Atlantic City Electric Co.	7.75%		11/15/2018	$1,000	$1,009,465
Consolidated Edison Co. of New York, Inc.	2.739%(3 Mo. LIBOR + .40%)	#	6/25/2021	24,089	24,194,339
Kansas Gas & Electric Co.†	6.70%		6/15/2019	125	128,932
NextEra Energy Capital Holdings, Inc.	2.861%(3 Mo. LIBOR + .55%)	#	8/28/2021	47,466	47,472,637
Origin Energy Finance Ltd. (Australia)†(b)	3.50%		10/9/2018	5,300	5,300,551
Sempra Energy	2.589%(3 Mo. LIBOR + .25%)	#	7/15/2019	14,936	14,945,224
Sempra Energy	2.839%(3 Mo. LIBOR + .50%)	#	1/15/2021	6,975	6,980,942
South Carolina Electric & Gas Co.	5.25%		11/1/2018	440	441,668
Southern Co. (The)†	2.802%(3 Mo. LIBOR + .49%)	#	2/14/2020	47,502	47,523,232
Southern Power Co.†	2.875%(3 Mo. LIBOR + .55%)	#	12/20/2020	39,050	39,073,406
Texas-New Mexico Power Co.†	9.50%		4/1/2019	386	400,409
Total					187,470,805

Financial Services 0.48%

AIG Global Funding†	2.817%(3 Mo. LIBOR + .48%)	#	7/2/2020	12,000	12,033,830
American Express Credit Corp.	2.678%(3 Mo. LIBOR + .33%)	#	5/3/2019	7,897	7,909,333
American Express Credit Corp.	2.804%(3 Mo. LIBOR + .49%)	#	8/15/2019	4,242	4,258,690
Federation des Caisses Desjardins du Quebec (Canada)†(b)	2.669%(3 Mo. LIBOR + .33%)	#	10/30/2020	19,378	19,397,390
Total					43,599,243

Food 0.54%

Campbell Soup Co.	2.835%(3 Mo. LIBOR + .50%)	#	3/16/2020	14,912	14,898,909
Conagra Brands, Inc.	2.839%(3 Mo. LIBOR + .50%)	#	10/9/2020	10,000	9,971,880
Mondelez International Holdings Netherlands BV (Netherlands)†(b)	2.949%(3 Mo. LIBOR + .61%)	#	10/28/2019	11,801	11,842,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Tyson Foods, Inc.	2.762%(3 Mo. LIBOR +.45%)	#	8/21/2020	$5,000	$5,014,538
Tyson Foods, Inc.	2.765%(3 Mo. LIBOR + .45%)	#	5/30/2019	8,000	8,012,823
Total					49,740,574

Health Care Products 0.33%

Becton Dickinson & Co.	3.209%(3 Mo. LIBOR + .88%)	#	12/29/2020	10,607	10,628,296
Zimmer Biomet Holdings, Inc.	3.076%(3 Mo. LIBOR + 0.75%)	#	3/19/2021	19,894	19,926,838
Total					30,555,134

Health Care Services 0.01%

Fresenius Medical Care US Finance, Inc.†	6.50%		9/15/2018	500	500,445

Insurance 0.76%

Assurant, Inc.	3.589%(3 Mo. LIBOR + 1.25%)	#	3/26/2021	9,942	9,968,671
Metropolitan Life Global Funding I†	2.546%(3 Mo. LIBOR + .22%)	#	9/19/2019	7,000	7,013,708
New York Life Global Funding†	2.661%(3 Mo. LIBOR + .32%)	#	8/6/2021	28,524	28,595,077
Protective Life Global Funding†	2.856%(3 Mo. LIBOR + .52%)	#	6/28/2021	24,089	24,162,344
Total					69,739,800

Leasing 0.11%

Aviation Capital Group LLC†	3.013%(3 Mo. LIBOR + .67%)	#	7/30/2021	9,570	9,596,854

Machinery: Industrial/Specialty 0.43%

John Deere Capital Corp.	2.457%(3 Mo. LIBOR + .12%)	#	7/5/2019	10,000	10,007,683
John Deere Capital Corp.	2.556%(3 Mo. LIBOR + .18%)	#	1/7/2020	28,991	29,023,969
Total					39,031,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Oil Well Equipment & Services 0.02%

Caterpillar Financial Services Corp.	2.494%(3 Mo. LIBOR + .18%)	#	12/6/2018	$2,000	$2,001,145

Manufacturing 0.53%

General Electric Co.	2.746%(3 Mo. LIBOR + .41%)	#	3/28/2020	3,202	3,206,018
General Electric Co.	2.849%(3 Mo. LIBOR + .51%)	#	1/14/2019	6,069	6,075,249
General Electric Co.	2.959%(3 Mo. LIBOR + .62%)	#	1/9/2020	39,163	39,319,883
Total					48,601,150

Natural Gas 0.49%

WGL Holdings, Inc.	2.717%(3 Mo. LIBOR + .40%)	#	11/29/2019	20,800	20,810,220
WGL Holdings, Inc.	2.876%(3 Mo. LIBOR + .55%)	#	3/12/2020	24,195	24,213,361
Total					45,023,581

Oil 0.23%

Phillips 66	2.911%(3 Mo. LIBOR + .60%)	#	2/26/2021	6,641	6,649,931
Phillips 66†	2.989%(3 Mo. LIBOR + .65%)	#	4/15/2019	14,694	14,701,236
Total					21,351,167

Real Estate Investment Trusts 0.16%

SL Green Operating Partnership LP	3.345%(3 Mo. LIBOR + .98%)	#	8/16/2021	14,316	14,336,781

Retail 0.44%

Alimentation Couche-Tard, Inc. (Canada)†(b)	2.833%(3 Mo. LIBOR + .50%)	#	12/13/2019	9,957	9,966,848
Dollar Tree, Inc.	3.036%(3 Mo. LIBOR + .70%)	#	4/17/2020	30,602	30,668,457
Total					40,635,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.10%

Deutsche Telekom International Finance BV (Netherlands)†(b)	2.776%(3 Mo. LIBOR + .45%) #	9/19/2019	$9,000	$9,016,332
Total Corporate Bonds (cost $3,825,029,583)				3,829,402,890
Total Long-Term Investments (cost $5,667,951,837)				5,670,325,466

SHORT-TERM INVESTMENTS 36.37%

ASSET-BACKED SECURITY 0.05%

Other

DLL LLC 2018-1 A1† (cost $4,479,732)	2.45%	5/17/2019	4,480	4,479,949

COMMERCIAL PAPER 31.86%

Aerospace/Defense 1.05%

Harris Corp.	2.486%	9/13/2018	24,750	24,734,841
Harris Corp.	2.591%	9/10/2018	23,748	23,737,907
Northrop Grumman Corp.	2.327%	9/19/2018	47,509	47,463,668
Total				95,936,416

Automotive 1.36%

General Motors Financial Co., Inc.	2.54%	9/7/2018	12,000	11,997,500
General Motors Financial Co., Inc.	2.584%	10/9/2018	14,239	14,203,838
General Motors Financial Co., Inc.	2.594%	9/4/2018	4,000	4,000,000
General Motors Financial Co., Inc.	2.627%	10/15/2018	25,000	24,926,542
General Motors Financial Co., Inc.	2.627%	10/22/2018	10,000	9,965,600
General Motors Financial Co., Inc.	2.704%	9/14/2018	3,750	3,747,239
General Motors Financial Co., Inc.	2.715%	9/20/2018	15,000	14,982,267
VW Credit, Inc.	2.684%	9/13/2018	40,414	40,387,428
Total				124,210,414

Beverages 1.89%

Constellation Brands, Inc.	2.416%	9/13/2018	18,984	18,972,705
Constellation Brands, Inc.	2.416%	9/12/2018	29,000	28,984,662
Constellation Brands, Inc.	2.416%	9/17/2018	25,500	25,478,084
Constellation Brands, Inc.	2.524%	10/26/2018	4,700	4,683,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)

Constellation Brands, Inc.	2.546%	10/29/2018	$26,750	$26,647,830
Keurig Dr Pepper, Inc.	2.39%	9/21/2018	37,979	37,936,854
Keurig Dr Pepper, Inc.	2.41%	9/14/2018	30,000	29,980,250
Total				172,683,549

Chemicals 2.70%

Dow Chemical Co. (The)	2.444%	11/5/2018	21,350	21,255,708
Nutrien Ltd.	2.379%	10/5/2018	33,224	33,157,054
Nutrien Ltd.	2.443%	10/16/2018	18,000	17,949,600
Nutrien Ltd.	2.464%	10/2/2018	19,000	18,964,238
Nutrien Ltd.	2.493%	9/10/2018	983	982,599
Nutrien Ltd.	2.495%	9/28/2018	10,000	9,983,667
Nutrien Ltd.	2.546%	9/6/2018	50,000	49,993,055
Sherwin Williams Co.	2.442%	10/1/2018	23,748	23,705,253
Sherwin Williams Co.	2.556%	10/9/2018	71,230	71,056,179
Total				247,047,353

Computer Hardware 1.39%

Hewlett Packard Enterprise Co.	2.293%	9/6/2018	66,451	66,442,656
HP, Inc.	2.664%	10/22/2018	47,972	47,805,058
HP, Inc.	2.664%	10/24/2018	13,336	13,287,657
Total				127,535,371

Containers 0.32%

Bemis Co., Inc.	2.556%	9/5/2018	17,029	17,027,808
Bemis Co., Inc.	2.588%	9/13/2018	12,000	11,992,350
Total				29,020,158

Drugs 0.02%

AstraZeneca plc	2.52%	10/17/2018	2,020	2,014,040

Electric: Power 2.36%

Dominion Resources	2.337%	10/2/2018	18,986	18,952,036
Dominion Resources	2.349%	10/16/2018	10,500	10,471,702
Entergy Corp.	2.359%	10/5/2018	35,000	34,930,078
Entergy Corp.	2.601%	10/25/2018	9,000	8,967,487
Entergy Corp.	2.602%	10/23/2018	7,000	6,975,704
Hawaiian Electric Co.	2.639%	9/10/2018	2,848	2,846,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Hawaiian Electric Co.	2.639%	9/12/2018	$29,834	$29,816,763
Hawaiian Electric Co.	2.846%	9/5/2018	24,500	24,498,094
South Carolina Fuel	2.948%	9/11/2018	21,944	21,931,626
South Carolina Fuel	2.999%	9/11/2018	3,463	3,461,014
South Carolina Fuel	3.053%	9/24/2018	8,553	8,538,745
South Carolina Fuel	3.056%	10/3/2018	9,495	9,472,054
South Carolina Fuel	3.104%	9/26/2018	15,979	15,949,217
South Carolina Fuel	3.104%	9/26/2018	19,009	18,973,569
Total				215,784,855

Electronics 1.48%

Arrow Electronics, Inc.	2.742%	9/6/2018	15,000	14,997,750
Arrow Electronics, Inc.	2.743%	9/12/2018	19,004	18,992,597
Arrow Electronics, Inc.	2.743%	9/18/2018	45,000	44,952,750
Arrow Electronics, Inc.	2.744%	9/28/2018	41,769	41,693,816
Arrow Electronics, Inc.	2.745%	9/4/2018	14,500	14,500,000
Total				135,136,913

Food 1.84%

Campbell Soup Co.	2.369%	10/10/2018	20,250	20,202,817
Campbell Soup Co.	2.412%	10/24/2018	30,000	29,901,250
Campbell Soup Co.	2.423%	10/31/2018	24,000	23,900,855
Campbell Soup Co.	2.478%	10/25/2018	3,000	2,989,672
Campbell Soup Co.	2.509%	11/8/2018	8,841	8,799,332
Campbell Soup Co.	2.519%	10/15/2018	13,207	13,169,848
Kraft Foods Group, Inc.	2.441%	10/4/2018	30,000	29,940,000
Kraft Foods Group, Inc.	2.505%	10/23/2018	40,000	39,866,067
Total				168,769,841

Health Care Products 0.78%

Boston Scientific Corp.	2.489%	9/18/2018	42,840	42,799,183
Boston Scientific Corp.	2.49%	9/18/2018	3,750	3,746,427
Boston Scientific Corp.	2.50%	9/18/2018	3,750	3,746,413
Boston Scientific Corp.	2.508%	9/13/2018	2,500	2,498,456
Boston Scientific Corp.	2.595%	9/4/2018	9,500	9,500,000
Boston Scientific Corp.	2.596%	9/4/2018	8,897	8,897,000
Total				71,187,479

Health Care Services 0.11%

Humana, Inc.	2.577%	11/1/2018	10,000	9,956,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 1.25%

Royal Caribbean Cruises Ltd.	2.672%	9/20/2018	$16,135	$16,116,140
Royal Caribbean Cruises Ltd.	2.673%	10/2/2018	3,250	3,243,352
Royal Caribbean Cruises Ltd.	2.693%	9/12/2018	71,285	71,243,021
Royal Caribbean Cruises Ltd.	2.694%	9/27/2018	23,730	23,689,824
Total				114,292,337

Lodging 1.69%

Marriott International, Inc.	2.493%	10/19/2018	46,977	46,833,133
Marriott International, Inc.	2.504%	10/16/2018	75,928	75,710,086
Marriott International, Inc.	2.525%	10/17/2018	32,285	32,189,365
Total				154,732,584

Machinery: Agricultural 0.26%

BAT International Finance plc	2.705%	9/6/2018	9,000	8,998,675
BAT International Finance plc	2.735%	9/10/2018	15,000	14,993,300
Total				23,991,975

Machinery: Industrial/Specialty 1.03%

CNH Industrial Capital LLC	2.941%	10/9/2018	26,866	26,790,775
CNH Industrial Capital LLC	2.941%	10/17/2018	4,750	4,733,660
CNH Industrial Capital LLC	2.941%	10/16/2018	38,000	37,872,320
CNH Industrial Capital LLC	2.941%	10/15/2018	25,000	24,918,000
Total				94,314,755

Manufacturing 0.11%

Pentair Finance	2.738%	9/4/2018	10,000	10,000,000

Media 2.01%

CBS Corp.	2.494%	9/4/2018	38,873	38,873,000
Thomson Reuters Corp.	2.439%	10/2/2018	63,000	62,882,400
Thomson Reuters Corp.	2.44%	9/27/2018	35,000	34,946,333
Thomson Reuters Corp.	2.515%	10/9/2018	47,487	47,372,965
Total				184,074,698

Metals & Minerals: Miscellaneous 1.52%

Glencore Funding LLC	2.315%	9/17/2018	47,465	47,425,921
Glencore Funding LLC	2.336%	9/10/2018	30,950	30,938,136
Glencore Funding LLC	2.336%	9/19/2018	50,000	49,952,083
Glencore Funding LLC	2.443%	10/26/2018	11,000	10,961,867
Total				139,278,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 1.74%

Sempra Energy	2.391%	10/3/2018	$24,500	$24,453,620
Sempra Energy	2.423%	10/30/2018	24,750	24,658,370
Sempra Energy	2.443%	9/18/2018	19,189	19,171,090
Sempra Energy	2.444%	10/19/2018	47,480	47,337,560
Sempra Energy	2.496%	10/1/2018	39,250	39,177,878
WGL Holdings, Inc.	2.547%	10/23/2018	4,748	4,731,844
Total				159,530,362

Oil 0.94%

Canadian Natural Resources Ltd.	2.512%	9/24/2018	30,000	29,958,833
Suncor Energy, Inc.	2.494%	9/18/2018	4,250	4,245,951
Suncor Energy, Inc.	2.674%	10/3/2018	4,500	4,490,502
Suncor Energy, Inc.	2.674%	10/4/2018	20,000	19,956,333
Suncor Energy, Inc.	2.674%	9/24/2018	17,000	16,975,256
Suncor Energy, Inc.	2.705%	9/17/2018	10,000	9,990,431
Total				85,617,306

Oil: Crude Producers 5.21%

Enable Midstream Partners LP	2.638%	9/11/2018	9,000	8,995,450
Enable Midstream Partners LP	2.693%	10/2/2018	13,750	13,721,660
Enable Midstream Partners LP	2.745%	9/4/2018	14,500	14,500,000
Enable Midstream Partners LP	2.747%	10/10/2018	23,732	23,667,924
Enable Midstream Partners LP	2.747%	10/15/2018	9,000	8,972,325
Enable Midstream Partners LP	2.801%	10/25/2018	1,500	1,494,156
Enbridge Energy Partners LP	2.536%	9/6/2018	500	499,931
Enbridge Energy Partners LP	2.547%	9/12/2018	4,750	4,747,350
Enbridge Energy Partners LP	3.07%	9/27/2018	15,559	15,528,980
Enbridge Energy Partners LP	3.07%	10/1/2018	10,000	9,977,350
Enbridge Energy Partners LP	3.071%	10/2/2018	5,692	5,678,630
Enbridge Energy Partners LP	3.113%	9/17/2018	25,000	24,972,375
Enbridge Energy Partners LP	3.114%	9/17/2018	12,337	12,323,368
Enbridge Energy Partners LP	3.114%	9/24/2018	39,000	38,933,700
Energy Transfer Partners	2.739%	9/5/2018	6,000	5,999,550
Energy Transfer Partners	2.791%	9/12/2018	700	699,572
Energy Transfer Partners	2.791%	9/4/2018	15,000	15,000,000
Energy Transfer Partners	2.895%	9/6/2018	94,996	94,980,959
Kinder Morgan, Inc.	2.688%	9/4/2018	250	250,000
Kinder Morgan, Inc.	2.738%	9/4/2018	19,750	19,750,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Kinder Morgan, Inc.	2.739%		9/7/2018	$13,500	$13,496,962
Plains Midstream Canada ULC	3.023%		9/4/2018	17,500	17,500,000
TransCanada PipeLines Ltd.	2.55%		11/5/2018	52,359	52,127,756
TransCanada PipeLines Ltd.	2.551%		10/29/2018	30,000	29,885,417
Williams Cos., Inc. (The)	2.795%		9/19/2018	42,730	42,681,039
Total					476,384,454

Oil: Integrated Domestic 0.13%

Schlumberger Holdings Corp.	2.549%		9/24/2018	12,235	12,218,007

Telecommunications 0.15%

Bell Canada, Inc.	2.454%		9/12/2018	14,000	13,992,502

Transportation: Miscellaneous 0.52%

FedEx Corp.	2.392%		10/9/2018	47,496	47,387,485
Total Commercial Paper (cost $2,914,503,099)					2,915,097,065

CORPORATE BONDS 2.02%

Banks: Regional 1.08%

Citigroup, Inc.	3.109%(3 Mo. LIBOR + .77%)	#	4/8/2019	22,714	22,800,992
ING Bank NV (Netherlands)(b)	2.924%(3 Mo. LIBOR + .61%)	#	8/15/2019	1,570	1,575,328
Lloyds Bank plc (United Kingdom)(b)	3.347%(3 Mo. LIBOR + 1.00%)	#	1/22/2019	14,491	14,542,155
Morgan Stanley	3.087%(3 Mo. LIBOR + .74%)	#	7/23/2019	1,000	1,005,179
Morgan Stanley	3.718%(3 Mo. LIBOR + 1.38%)	#	2/1/2019	14,000	14,074,568
Swedbank AB (Sweden)(b)	3.021%(3 Mo. LIBOR + .68%)	#	11/1/2018	20,000	20,015,540
Westpac Banking Corp. (Australia)(b)	3.048%(3 Mo. LIBOR + .71%)	#	5/13/2019	21,526	21,616,894
Westpac Banking Corp. (Australia)(b)	2.946%(3 Mo. LIBOR + .61%)	#	1/17/2019	2,986	2,992,381
Total					98,623,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.00%

HP, Inc.	3.279%(3 Mo. LIBOR + .94%) #	1/14/2019	$75	$75,200

Electric: Power 0.91%

Oncor Electric Delivery Co. LLC	6.80%	9/1/2018	1,500	1,500,000
Pacific Gas & Electric Co.	2.541%(3 Mo. LIBOR + .23%) #	11/28/2018	79,167	79,051,367
South Carolina Electric & Gas Co.	6.50%	11/1/2018	2,729	2,744,028
Total				83,295,395

Financial Services 0.03%

International Lease Finance Corp.	7.125%	9/1/2018	781	781,000
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/2018	1,533	1,551,883
Total				2,332,883
Total Corporate Bonds (cost $184,386,487)				184,326,515

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.04%

Holmes Master Issuer plc 2018-1A A1† (cost $3,712,500)	2.433%(1 Mo. LIBOR + .37%) #	1/15/2019	3,713	3,701,652

REPURCHASE AGREEMENT 0.12%

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $11,390,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $11,161,323; proceeds: $10,939,655 (cost $10,938,379)			10,938	10,938,379

U.S. TREASURY OBLIGATION 2.28%

U.S. Treasury Bill (cost $209,003,041)	Zero Coupon	11/8/2018	209,790	209,019,166
Total Short-Term Investments (cost $3,327,023,238)				3,327,562,726
Total Investments in Securities 98.35% (cost $8,994,975,075)				8,997,888,192
Cash and Other Assets in Excess of Liabilities 1.65%				150,560,222
Net Assets 100.00%				$9,148,448,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2018

LIBOR	London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2018.
(a)	Level 3 Investment as described in Note 2(p) in the Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$328,797,599	$19,214,001	$348,011,600
Remaining Industries	—	1,492,910,976	—	1,492,910,976
Corporate Bonds	—	3,829,402,890	—	3,829,402,890
Short-Term Investments
Asset-Backed Security	—	4,479,949	—	4,479,949
Commercial Paper	—	2,915,097,065	—	2,915,097,065
Corporate Bonds	—	184,326,515	—	184,326,515
Non-Agency Commercial Mortgage-Backed Security	—	3,701,652	—	3,701,652
Repurchase Agreement	—	10,938,379	—	10,938,379
U.S. Treasury Obligation	—	209,019,166	—	209,019,166
Total	$—	$8,978,674,191	$19,214,001	$8,997,888,192

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Asset-Backed Securities
Balance as of December 1, 2017	$1,893,901
Accrued Discounts (Premiums)	0
Realized Gain (Loss)	0
Change in Unrealized Appreciation (Depreciation)	12,001
Purchases	19,202,000
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	(1,893,901)
Balance as of August 31, 2018	$19,214,001
Change in unrealized appreciation/depreciation for period ended August 31, 2018, related to Level 3 investments held at August 31, 2018	$12,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.76%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	10,757,135	$230,310
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	7,417,202	167,184
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	12,237,463	174,384
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(d)	16,015,203	78,474
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	6,099,218	211,643
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	5,996,748	155,016
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	34,130,236	256,318
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	8,031,935	95,018
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	6,754,052	91,855
Lord Abbett Securities Trust-International Value Fund-Class I(j)	12,729,559	92,671
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	2,403,750	74,108
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(l)	7,907,588	79,155
Total Investments in Underlying Funds (cost $1,612,838,690)		1,706,136

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $985,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $965,224; proceeds: $943,213 (cost $943,103)	$943	943
Total Investments in Securities 99.82% (cost $1,613,781,793)		1,707,079
Other Assets in Excess of Liabilities(m) 0.18%		3,152
Net Assets 100.00%		$1,710,231

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2018

(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	September 2018	519	Short	$(52,021,482)	$(50,830,860)	$1,190,622
E-Mini S&P 500 INDEX	September 2018	119	Long	17,019,312	17,267,495	248,183
Ultra Long U.S. Treasury Bond	December 2018	70	Short	(11,188,389)	(11,151,875)	36,514
Total Unrealized Appreciation on Open Futures Contracts						$1,475,319

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini MSCI EAFE INDEX	September 2018	642	Long	$34,220,393	$33,862,290	$(358,103)
E-Mini NASDAQ 100 INDEX	September 2018	291	Short	(41,768,656)	(44,588,475)	(2,819,819)
U.S. 10-Year Treasury Note	December 2018	435	Short	(52,192,444)	(52,315,547)	(123,103)
Total Unrealized Depreciation on Open Futures Contracts						$(3,301,025)

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,706,136	$—	$—	$1,706,136
Short-Term Investment
Repurchase Agreement	—	943	—	943
Total	$1,706,136	$943	$—	$1,707,079
Other Financial Instruments
Futures Contracts
Assets	$1,475	$—	$—	$1,475
Liabilities	(3,301)	—	—	(3,301)
Total	$(1,826)	$—	$—	$(1,826)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.77%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,540,865	$57,999
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	5,438,984	116,448
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	5,931,840	133,704
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	4,166,658	59,375
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	4,217,502	146,347
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	5,647,270	145,982
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	26,301,800	197,526
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	1,987,818	23,516
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	6,670,276	90,716
Lord Abbett Securities Trust-International Value Fund-Class I(j)	12,483,341	90,879
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	2,662,170	82,075
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(l)	1,472,705	14,742
Total Investments in Underlying Funds (cost $1,090,417,605)		1,159,309

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $495,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $485,062; proceeds: $471,658 (cost $471,603)	$472	472
Total Investments in Securities 99.81% (cost $1,090,889,208)		1,159,781
Other Assets in Excess of Liabilities(m) 0.19%		2,157
Net Assets 100.00%		$1,161,938

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2018

(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	September 2018	353	Short	$(35,136,297)	$(34,572,820)	$563,477
E-Mini S&P 500 INDEX	September 2018	162	Long	23,169,153	23,507,010	337,857
Total Unrealized Appreciation on Open Futures Contracts						$901,334

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini MSCI EAFE INDEX	September 2018	436	Long	$23,240,137	$22,996,820	$(243,317)
E-Mini NASDAQ 100 INDEX	September 2018	198	Short	(28,461,068)	(30,338,550)	(1,877,482)
Total Unrealized Depreciation on Open Futures Contracts						$(2,120,799)

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,159,309	$—	$—	$1,159,309
Short-Term Investment
Repurchase Agreement	—	472	—	472
Total	$1,159,309	$472	$—	$1,159,781
Other Financial Instruments
Futures Contracts
Assets	$902	$—	$—	$902
Liabilities	(2,121)	—	—	(2,121)
Total	$(1,219)	$—	$—	$(1,219)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.66%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	6,107,793	$137,670
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	16,655,082	237,335
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,482,744	15,643
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(e)	11,765,588	57,651
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	3,515,131	121,975
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	3,345,020	86,469
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	31,265,356	234,803
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	8,537,890	101,003
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	6,334,872	86,154
Lord Abbett Securities Trust-International Value Fund-Class I(k)	11,490,546	83,651
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(l)	3,191,114	98,382
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(m)	30,340,909	303,713
Total Investments in Underlying Funds (cost $1,500,830,630)		1,564,449

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement

Repurchase Agreement dated 8/31/2018, 1.05% due 9/4/2018 with Fixed Income Clearing Corp. collateralized by $775,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $759,440; proceeds: $741,193 (cost $741,106)	$741	$741
Total Investments in Underlying Funds 99.71% (cost $1,501,571,736)		1,565,190
Other Assets in Excess of Liabilities(n) 0.29%		4,517
Net Assets 100.00%		$1,569,707

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2018

(h)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(m)	Fund investment objective is to seek current income consistent with the preservation of capital.
(n)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	September 2018	478	Short	$(47,903,509)	$(46,815,320)	$1,088,189
Ultra Long U.S. Treasury Bond	December 2018	51	Short	(8,151,541)	(8,124,938)	26,603
Total Unrealized Appreciation on Open Futures Contracts						$1,114,792

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini MSCI EAFE INDEX	September 2018	590	Long	$31,447,871	$31,119,550	$(328,321)
E-Mini NASDAQ 100 INDEX	September 2018	269	Short	(38,610,888)	(41,217,525)	(2,606,637)
E-Mini S&P 500 INDEX	September 2018	55	Short	(7,652,172)	(7,980,775)	(328,603)
U.S. 10-Year Treasury Note	December 2018	324	Short	(38,874,372)	(38,966,063)	(91,690)
Total Unrealized Depreciation on Open Futures Contracts						$(3,355,251)

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,564,449	$—	$—	$1,564,449
Short-Term Investment
Repurchase Agreement	—	741	—	741
Total	$1,564,449	$741	$—	$1,565,190
Other Financial Instruments
Futures Contracts
Assets	$1,115	$—	$—	$1,115
Liabilities	(3,355)	—	—	(3,355)
Total	$(2,240)	$—	$—	$(2,240)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fifteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (‘Ultra Short Bond Fund”).

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s Investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. Each of Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Notes to Schedule of Investments (unaudited)(continued)

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(j)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2018, the following Fund had unfunded loan commitments:

Notes to Schedule of Investments (unaudited)(continued)

Floating Rate Fund
CFSP Acquisition Corp.	1,064,931
DG Investment Intermediate Holdings 2, Inc. 1st Lien Delayed Draw Term Loan	206,677
Epicor Software Corp. Bridge Loan	37,762,993
GFL Environmental Inc. Delayed Draw Term Loan	3,453,934
Heartland Dental, LLC Delayed Draw Term Loan	2,205,235
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	3,862,961
Recess Holdings, Inc. 1st Lien Delayed Draw Term Loan	1,436,985
St. George’s University Scholastic Services LLC Delayed Draw Term Loan	4,650,842
VT Topco, Inc. 1st Lien Delayed Draw Term Loan	2,910,383
Total	57,554,941

	High Yield Fund	Income Fund	Short Duration Income Fund	Inflation Focused Fund
Energizer Holdings, Inc. Bridge Term Loan	5,316,000	1,667,000	16,156,000	510,000
Total	5,316,000	1,667,000	16,156,000	510,000

(m)	Inflation-Linked Derivatives- Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Schedule of Investments (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(o)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of August 31, 2018, the aggregate unrealized security gains and losses based on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Tax cost	$861,701,291	$1,423,936,962	$16,286,418
Gross unrealized gain	92,278,301	5,621,149	126,596
Gross unrealized loss	(10,037,916)	(17,574,904)	(286,011)
Net unrealized security gain (loss)	$82,240,385	$(11,953,755)	$(159,415)

	Corporate Bond Fund	Floating Rate Fund	High Yield Fund
Tax cost	$5,260,839	$15,359,546,006	$6,784,395,751
Gross unrealized gain	12,096	97,452,284	159,264,319
Gross unrealized loss	(161,537)	(99,663,433)	(193,193,833)
Net unrealized security gain (loss)	$(149,441)	$(2,211,149)	$(33,929,514)

	Income Fund	Inflation Focused Fund	Short Duration Core Bond Fund
Tax cost	$2,284,340,584	$1,513,204,068	$9,824,365
Gross unrealized gain	17,980,763	26,270,474	14,761
Gross unrealized loss	(72,496,680)	(153,560,049)	(95,331)
Net unrealized security gain (loss)	$(54,515,917)	$(127,289,575)	$(80,570)

	Short Duration Income Fund	Total Return Fund	Ultra Short Bond Fund
Tax cost	$41,376,010,637	$4,717,045,372	$8,994,975,082
Gross unrealized gain	84,718,367	19,169,155	6,458,847
Gross unrealized loss	(1,532,626,200)	(63,473,056)	(3,545,737)
Net unrealized security gain (loss)	$(1,447,907,833)	$(44,303,901)	$2,913,110

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Growth Fund	Multi-Asset Income Fund
Tax cost	$1,631,738,534	$1,101,888,183	$1,555,556,250
Gross unrealized gain	85,988,738	61,934,727	21,095,073
Gross unrealized loss	(12,474,028)	(5,261,583)	(13,701,918)
Net unrealized security loss	$73,514,710	$56,673,144	$7,393,155

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities, certain distributions, forward currency contracts, futures, swaps, amortization of premium and wash sales.

Notes to Schedule of Investments (unaudited)(continued)

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Convertible, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended August 31, 2018 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index futures contracts for the period ended August 31, 2018 (as described in note 2(e)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund entered into U.S. Treasury futures contracts for the period ended August 31, 2018 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended August 31, 2018 (as described in note 2(m)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

Core Plus Bond Fund, High Yield Fund, Income Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into credit default swaps for the period ended August 31, 2018 (as described in note 2(n)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Core Plus Bond Fund and High Yield Fund entered into centrally cleared credit default swaps on indexes for the period then ended August 31, 2018 (as described in note 2(n)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Notes to Schedule of Investments (unaudited)(continued)

As of August 31, 2018, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Convertible Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$102,319
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$98,156

Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$167,288
Liability Derivatives
Futures Contracts	$1,949

	Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Credit Default Swaps	$—	$1,041
Futures Contracts	$2,477	$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$36,721
Credit Default Swaps	$—	$11,393
Futures Contracts	$1,349	$—

Corporate Bond Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$3,443
Liability Derivatives
Futures Contracts	$3,116

Notes to Schedule of Investments (unaudited)(continued)

	Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts	$27,389	$—
Liability Derivatives
Futures Contracts	$705,403	$—
Forward Foreign Currency Exchange Contracts	$—	$606,606

	High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$—	$5,933,599
Forward Foreign Currency Exchange Contracts	$—	$1,472,637	$—
Futures Contracts	$435,170	$—	$—
Liability Derivatives
Credit Default Swaps	$—	$—	$610,771
Futures Contracts	$604,188	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$2,995,000	$—

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$71,762	$—
Futures Contracts	$703,627	$—	$—
Liability Derivatives
Credit Default Swaps	$—	$—	$62,513
Futures Contracts	$231,147	$—	$—

Notes to Schedule of Investments (unaudited)(continued)

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
CPI Swaps	$—	$—	$18,123,810
Centrally Cleared CPI Swaps	$—	$—	$5,124,308
Forward Foreign Currency Exchange Contracts	$—	$24,878	$—
Futures Contracts	$149,250	$—	$—
Liability Derivatives
CPI Swaps	$—	$—	$99,359,675
Centrally Cleared CPI Swaps	$—	$—	$8,717,442
Futures Contracts	$241,322	$—	$—

	Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Credit Default Swaps	$—	$1,600
Futures Contracts	$226	$—
Liability Derivatives
Credit Default Swaps	$—	$1,176
Futures Contracts	$1,387	$—

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swaps	$—	$—	$450,070
Forward Foreign Currency Exchange Contracts	$—	$935,082	$—
Futures Contracts	$1,220,341	$—	$—
Liability Derivatives
Credit Default Swaps	$—	$—	$2,262,141
Futures Contracts	$1,191,767	$—	$—

	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$10,751
Futures Contracts	$615,820	$—
Liability Derivatives
Futures Contracts	$230,934	$—

	Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts
Futures Contracts	$1,438,805	$36,514
Liability Derivatives
Futures Contracts	$3,177,922	$123,103

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Growth Fund
Asset Derivatives	Equity Contracts
Futures Contracts	$901,334
Liability Derivatives
Futures Contracts	$2,120,799

	Multi-Asset Income Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts
Futures Contracts	$1,088,189	$26,603
Liability Derivatives
Futures Contracts	$3,263,561	$91,690

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended August 31, 2018:

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2018	Fair Value at 8/31/2018	Net Realized Gain(Loss) 12/1/2017 to 8/31/2018	Dividend Income 12/1/2017 to 8/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 8/31/2018
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	12,266,738	26,957	(1,536,560)	10,757,135	$230,310,270	$1,754,611	$—	$8,242,147
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	12,073,713	—	(4,656,511)	7,417,202	167,183,725	4,086,128	—	3,137,858
Lord Abbett Investment Trust-Convertible Fund-Class I	13,589,421	268,447	(1,620,405)	12,237,463	174,383,845	562,206	3,445,994	10,111,980
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	17,260,253	874,471	(2,119,521)	16,015,203	78,474,495	(59,504)	3,544,671	(7,264,173)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	6,482,529	1,898,370	(2,281,681)	6,099,218	211,642,876	8,996,034	—	36,602,024

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2018	Fair Value at 8/31/2018	Net Realized Gain(Loss) 12/1/2017 to 8/31/2018	Dividend Income 12/1/2017 to 8/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 8/31/2018
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	6,177,960	(181,212)	5,996,748	$155,015,933	$78,959	$—	$11,044,706
Lord Abbett Investment Trust-High Yield Fund - Class I	40,402,771	2,799,797	(9,072,332)	34,130,236	256,318,070	(1,061,361)	12,630,846	(8,164,206)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,369,177	3,088,332	(425,574)	8,031,935	95,017,789	84,551	2,134,628	(498,705)
Lord Abbett Securities Trust-International Equity Fund-Class I	5,725,703	2,084,697	(1,056,348)	6,754,052	91,855,102	2,323,861	1,788,709	(9,763,138)
Lord Abbett Securities Trust-International Value Fund - Class I	17,606,581	376,435	(5,253,457)	12,729,559	92,671,190	1,010,520	2,555,989	(4,579,269)
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	4,830,555	142,563	(2,569,368)	2,403,750	74,107,599	21,720,564 (a)	1,641,989	(19,535,319)
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	29,571,867	7,981,991	(37,553,858)	—	—	(2,353,931)	2,181,730	756,252
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	—	7,907,588	—	7,907,588	79,154,953	—	240,462	70,437
Total					$1,706,135,847	$37,142,638	$30,165,018	$20,160,594

(a) Includes $2,541,035 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2018	Fair Value at 8/31/2018	Net Realized Gain(Loss) 12/1/2017 to 8/31/2018	Dividend Income 12/1/2017 to 8/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 8/31/2018
Lord Abbett Affiliated Fund, Inc.-Class I	3,275,815	765,603	(500,553)	3,540,865	$57,999,367	$(114,216)	$870,711	$2,889,555
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	4,998,548	1,118,135	(677,699)	5,438,984	116,448,651	132,526	—	5,118,093
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	8,349,351	1,157,203	(3,574,714)	5,931,840	133,703,684	1,551,853	—	3,901,533
Lord Abbett Investment Trust-Convertible Fund-Class I	5,296,112	896,444	(2,025,898)	4,166,658	59,374,880	2,577,859	1,283,643	1,302,507
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	3,600,678	1,832,061	(1,215,237)	4,217,502	146,347,333	4,862,532	—	25,014,397
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	5,917,638	(270,368)	5,647,270	145,981,936	120,750	—	10,424,249
Lord Abbett Investment Trust-High Yield Fund-Class I	23,620,890	7,046,317	(4,365,407)	26,301,800	197,526,517	(12,101)	8,018,879	(5,062,987)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	1,987,818	—	1,987,818	23,515,885	—	200,182	(79,200)
Lord Abbett Securities Trust-International Equity Fund-Class I	3,525,667	3,809,278	(664,669)	6,670,276	90,715,747	1,483,435	1,101,418	(7,480,972)

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2018	Fair Value at 8/31/2018	Net Realized Gain(Loss) 12/1/2017 to 8/31/2018		Dividend Income 12/1/2017 to 8/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 8/31/2018
Lord Abbett Securities Trust-International Value Fund-Class I	15,715,862	2,687,427	(5,919,948)	12,483,341	$90,878,721	$1,650,664		$2,079,806	$(5,859,338)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,182,946	641,585	(2,162,361)	2,662,170	82,074,691	22,627,933	(a)	1,421,118	(20,052,585)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6,527,733	5,302,463	(11,830,196)	—	—	(195,322)		255,161	51,914
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	—	1,472,705	—	1,472,705	14,741,777	—		44,748	14,698
Total					$1,159,309,189	$34,685,913		$15,275,666	$10,181,864

(a) Includes $2,196,649 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2018	Fair Value at 8/31/2018	Net Realized Gain(Loss) 12/1/2017 to 8/31/2018	Dividend Income 12/1/2017 to 8/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 8/31/2018
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	7,701,115	—	(1,593,322)	6,107,793	$137,669,649	$3,527,744	$—	$1,751,838
Lord Abbett Investment Trust-Convertible Fund-Class I	18,471,465	453,482	(2,269,865)	16,655,082	237,334,921	1,128,940	4,711,350	13,830,315
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1,514,771	96,131	(128,158)	1,482,744	15,642,953	(23,451)	375,964	(443,114)
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	12,449,075	707,148	(1,390,635)	11,765,588	57,651,379	(295,919)	2,595,550	(5,122,801)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	5,876,527	1,524,683	(3,886,079)	3,515,131	121,975,041	14,125,133	—	23,378,685
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	3,345,020	—	3,345,020	86,468,764	—	—	5,218,108
Lord Abbett Investment Trust-High Yield Fund-Class I	36,567,290	1,862,801	(7,164,735)	31,265,356	234,802,822	(185,421)	11,613,973	(8,209,336)

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2018	Fair Value at 8/31/2018	Net Realized Gain(Loss) 12/1/2017 to 8/31/2018		Dividend Income 12/1/2017 to 8/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 8/31/2018
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,601,227	3,573,253	(636,590)	8,537,890	$101,003,240	$80,087		$2,260,634	$(521,403)
Lord Abbett Securities Trust-International Equity Fund-Class I	5,194,774	1,991,226	(851,128)	6,334,872	86,154,264	1,787,069		1,597,257	(8,688,628)
Lord Abbett Securities Trust-International Value Fund-Class I	16,072,587	619,534	(5,201,575)	11,490,546	83,651,174	1,009,910		2,327,566	(4,334,951)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,817,052	112,939	(738,877)	3,191,114	98,382,050	5,271,343	(a)	1,303,058	(2,449,934)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	77,834,117	7,401,134	(85,235,251)	—	—	(9,283,544)		7,014,731	4,047,690
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	—	30,340,909	—	30,340,909	303,712,502	—		1,078,864	271,591
Total					$1,564,448,759	$17,141,891		$34,878,947	$18,728,060

(a) Includes $2,010,852 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of August 31, 2018, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	13.50%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9.80%
Lord Abbett Investment Trust-Convertible Fund-Class I	10.22%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.60%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.41%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	9.09%
Lord Abbett Investment Trust-High Yield Fund-Class I	15.02%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.57%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.38%
Lord Abbett Securities Trust-International Value Fund-Class I	5.43%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.34%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	4.64%

Multi-Asset Growth Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc.-Class I	5.00%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	10.05%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	11.53%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.12%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.62%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	12.59%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.04%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	2.03%
Lord Abbett Securities Trust-International Equity Fund-Class I	7.83%
Lord Abbett Securities Trust-International Value Fund-Class I	7.84%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7.08%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.27%

Multi-Asset Income Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	8.80%
Lord Abbett Investment Trust-Convertible Fund-Class I	15.17%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1.00%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.68%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7.79%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5.53%
Lord Abbett Investment Trust-High Yield Fund-Class I	15.01%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.46%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.51%
Lord Abbett Securities Trust-International Value Fund-Class I	5.35%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	6.29%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	19.41%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of

Investments in Underlying Funds (unaudited)(continued)

its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Pfizer, Inc.	3.16%
Chevron Corp.	2.82%
JPMorgan Chase & Co.	2.75%
Bank of America Corp.	2.31%
Intel Corp.	2.29%
Merck & Co., Inc.	2.06%
Cisco Systems, Inc.	1.94%
U.S. Bancorp	1.73%
Valero Energy Corp.	1.62%
Verizon Communications, Inc.	1.60%

Holding by Sector*	% of Investments
Consumer Discretionary	8.13%
Consumer Staples	9.93%
Energy	9.27%
Financials	21.59%
Health Care	12.09%
Industrials	10.79%
Information Technology	10.07%
Materials	4.21%
Real Estate	4.53%
Telecommunication Services	3.11%
Utilities	5.95%
Repurchase Agreement	0.33%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.96%
Bank of America Corp.	2.90%
Chevron Corp.	2.90%
Pfizer, Inc.	2.74%
Cisco Systems, Inc.	2.11%
Intel Corp.	1.98%
Johnson & Johnson	1.91%
AT&T, Inc.	1.79%
Verizon Communications, Inc.	1.51%
ConocoPhillips	1.43%

Holding by Sector*	% of Investments
Consumer Discretionary	7.65%
Consumer Staples	6.66%
Energy	10.27%
Financials	24.00%
Health Care	14.15%
Industrials	8.35%
Information Technology	10.41%
Materials	4.44%
Real Estate	4.59%
Telecommunication Services	3.60%
Utilities	5.39%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Public Service Enterprise Group, Inc.	1.51%
KeyCorp	1.46%
Comerica, Inc.	1.33%
M&T Bank Corp.	1.32%
PPL Corp.	1.32%
UDR, Inc.	1.24%
Mylan NV	1.23%
Leidos Holdings, Inc.	1.22%
Sempra Energy	1.20%
Citizens Financial Group, Inc.	1.16%

Holding by Sector*	% of Investments
Consumer Discretionary	11.47%
Consumer Staples	4.68%
Energy	7.68%
Financials	18.11%
Health Care	7.20%
Industrials	12.52%
Information Technology	9.26%
Materials	6.31%
Real Estate	13.07%
Utilities	9.49%
Repurchase Agreement	0.21%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Convertible Fund

Ten Largest Holdings	% of Investments
VEREIT, Inc. 3.755, 12/15/2020	2.91%
NRG Yield, Inc., 3.25%, 06/01/2020	2.66%
Vipshop Holdings Ltd. (China), 1.50%, 03/15/2019	2.59%
Wells Fargo & Co., 7.50%, 01/01/2199	2.35%
Tesla, Inc., 0.25%, 03/01/2019	2.12%
Becton, Dickinson & Co.	2.09%
Microchip Technology, Inc., 1.625%, 02/15/2025	2.05%
FireEye, Inc., 1.625%, 06/01/2035	2.04%
Micron Technology, Inc., 2.125%, 02/15/2033	1.78%
SunPower Corp., 4.00%, 01/15/2023	1.78%

Holding by Sector*	% of Investments
Automotive	2.75%
Banking	3.91%
Basic Industry	3.10%
Capital Goods	4.02%
Consumer Goods	1.91%
Energy	8.10%
Financial Services	0.38%
Healthcare	21.96%
Leisure	1.50%
Media	1.65%
Real Estate	4.82%
Retail	3.55%
Services	2.26%
Technology & Electronics	27.90%
Telecommunications	1.49%
Transportation	2.88%
Utility	4.71%
Repurchase Agreement	3.11%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Core Fixed Income Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 4.00%, 09/13/2048	11.39%
Federal National Mortgage Assoc., 4.50%, 09/13/2048	10.22%
U.S. Treasury Bill, Zero Coupon, 12/13/2018	4.64%
U.S. Treasury Note/Bond - When Issued, 2.625%, 08/31/2023	2.92%
U.S. Treasury Notes, 2.875%, 08/15/2028	1.87%
U.S. Treasury Bond, 3.00%, 02/15/2048	1.85%
U.S. Treasury Note, 1.875%, 12/15/2020	1.74%
U.S. Treasury Note, 1.625%, 11/15/2022	1.44%
Federal National Mortgage Assoc., 4.00%, 09/01/2047	1.26%
U.S. Treasury Notes, 2.75%, 08/15/2021	1.13%

Holding by Sector*	% of Investments
Auto	0.63%
Capital Goods	0.26%
Consumer Cyclicals	0.11%
Consumer Services	0.99%
Consumer Staples	0.61%
Energy	1.97%
Financial Services	34.59%
Foreign Government	0.26%
Health Care	0.55%
Integrated Oils	0.39%
Materials and Processing	0.73%
Municipal	0.05%
Producer Durables	0.63%
Technology	1.29%
Telecommunications	0.54%
Transportation	0.43%
U.S. Government	48.05%
Utilities	2.12%
Repurchase Agreement	5.80%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. - Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Republic of Colombia, 5.00%, 06/15/2045	1.97%
Republic of Colombia, 3.875%, 04/25/2027	1.94%
United Mexican States, 4.75%, 03/08/2044	1.68%
Republic of EI Salvador, 6.375%, 01/18/2027	1.64%
Dominican Republic, 5.95%, 01/25/2027	1.64%
Government of Jamaica, 7.875%, 07/28/2045	1.62%
Petroleos Mexicanos, 5.35%, 02/12/2028	1.52%
Republic of Nigeria, 6.50%, 11/28/2027	1.30%
United Mexican States, 3.75%, 01/11/2028	1.15%
Petroleos del Peru SA (Peru), 5.625%, 06/19/2047	1.12%

Holding by Sector*	% of Investments
Banking	3.78%
Basic Industry	3.06%
Capital Goods	0.26%
Consumer Goods	0.88%
Energy	13.85%
Financial Services	3.71%
Foreign Sovereign	55.18%
Government Guaranteed	1.77%
Local-Authority	0.49%
Real Estate	0.59%
Sovereign	0.58%
Telecommunications	0.55%
Transportation	3.63%
Utility	5.67%
Repurchase Agreement	6.00%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Growth Leaders Fund

Ten Largest Holdings	% of Investments
Amazon.com, Inc.	7.63%
Apple, Inc.	5.68%
Alphabet, Inc. Class A	5.27%
Microsoft Corp.	5.16%
NVIDIA Corp.	2.55%
Illumina, Inc.	2.30%
Square, Inc. Class A	2.12%
Visa, Inc. Class A	2.11%
Mastercard, Inc. Class A	1.86%
UnitedHealth Group, Inc.	1.85%

Holding by Sector*	% of Investments
Consumer Discretionary	18.48%
Consumer Staples	0.77%
Financials	4.11%
Health Care	17.33%
Industrials	9.70%
Information Technology	48.68%
Repurchase Agreement	0.93%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. - Growth Opportunities Fund

Ten Largest Holdings	% of Investments
ServiceNow, Inc.	2.34%
Red Hat, Inc.	2.29%
Global Payments, Inc.	2.04%
Ultimate Software Group, Inc. (The)	1.96%
Centene Corp.	1.91%
Burlington Stores, Inc.	1.85%
CoStar Group, Inc.	1.76%
Fortive Corp.	1.70%
O’Reilly Automotive, Inc.	1.67%
Moody’s Corp.	1.66%

Holding by Sector*	% of Investments
Consumer Discretionary	16.89%
Consumer Staples	2.95%
Energy	1.00%
Financials	9.57%
Health Care	14.29%
Industrials	16.22%
Information Technology	30.96%
Materials	5.63%
Real Estate	1.34%
Repurchase Agreement	1.15%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 5.25%, 06/15/2026	0.81%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.80%
Bombardier, Inc., 7.50%, 03/15/2025	0.77%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.67%
TENET HEALTHCARE Corp., 5.125%, 05/01/2025	0.63%
Peabody Energy Corp., 6.375%, 03/31/2025	0.58%
HCA, Inc., 5.50%, 06/15/2047	0.52%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 04/01/2024	0.52%
CenturyLink, Inc., 7.50%, 04/01/2024	0.52%
Altice France SA (France), 7.375%, 05/01/2026	0.51%

Holding by Sector*	% of Investments
Automotive	1.55%
Banking	2.13%
Basic Industry	12.99%
Capital Goods	6.16%
Commercial Mortgage Backed	0.41%
Consumer Goods	3.63%
Energy	14.09%
Financial Services	4.02%
Foreign Sovereign	0.55%
Government Guaranteed	0.12%
Healthcare	11.90%
Insurance	1.03%
Leisure	5.79%
Materials and Processing	0.10%
Media	7.29%
Real Estate	0.34%
Retail	5.99%
Services	6.45%
Technology & Electronics	4.41%
Telecommunications	5.09%
Transportation	2.40%
Utility	3.26%
Repurchase Agreement	0.30%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Invesetmenet Trust - Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 2.625%, 08/31/2020	2.81%
U.S. Treasury Notes, 2.625%, 07/31/2020	1.24%
U.S. Treasury Note/Bond - When Issued, 2.625%, 08/31/2023	1.08%
Chase Issuance Trust 2016-A5, 1.27%, 07/15/2021	0.65%
VNDO Mortgage Trust 2012-6AVE A, 2.9956%, 11/15/2030	0.61%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.56%
Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	0.47%
Flagship Credit Auto Trust 2018-3 2018-3 A, 3.07%, 02/15/2023	0.45%
California Republic Auto Receivables Trust 2018-1 A2, 2.86%, 03/15/2021	0.44%
California Republic Auto Receivables Trust 2016-1 B, 3.43%, 02/15/2022	0.44%

Holding by Sector*	% of Investments
Auto	1.86%
Basic Industry	0.36%
Capital Goods	0.89%
Consumer Cyclicals	1.05%
Consumer Discretionary	0.73%
Consumer Services	1.27%
Consumer Staples	0.63%
Energy	7.54%
Financial Services	59.14%
Foreign Government	0.35%
Health Care	2.37%
Integrated Oils	0.19%
Materials and Processing	3.61%
Municipal	0.17%
Other	0.09%
Producer Durables	1.10%
Technology	2.31%
Telecommunications	0.90%
Transportation	0.74%
U.S. Government	8.11%
Utilities	2.08%
Repurchase Agreement	4.51%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Equity Fund

Ten Largest Holdings	% of Investments
AIA Group Ltd.	2.29%
Tencent Holdings Ltd.	2.20%
BHP Billiton Ltd.	1.86%
Royal Dutch Shell plc B Shares	1.83%
Symrise AG	1.80%
Aroundtown SA	1.79%
Koninklijke Philips NV	1.78%
Ubisoft Entertainment SA	1.78%
SAP SE	1.78%
Alibaba Group Holding Ltd. ADR	1.76%

Holding by Sector	% of Investments
Consumer Discretionary	13.44%
Consumer Staples	8.11%
Energy	5.29%
Financials	19.59%
Health Care	9.68%
Industrials	13.79%
Information Technology	16.95%
Materials	9.13%
Real Estate	1.79%
Telecommunication Services	0.79%
Repurchase Agreement	1.44%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.62%
Royal Dutch Shell plc Class A ADR	3.47%
Total SA ADR	3.35%
AstraZeneca plc	3.21%
Roche Holding Ltd. AG	2.65%
Sanofi	2.06%
BAE Systems plc	2.02%
ASR Nederland NV	1.99%
Aroundtown SA	1.95%
Spark New Zealand Ltd.	1.92%

Holding by Sector*	% of Investments
Consumer Discretionary	7.12%
Consumer Staples	7.85%
Energy	11.38%
Financials	26.83%
Health Care	12.24%
Industrials	6.93%
Information Technology	7.00%
Materials	5.40%
Real Estate	5.49%
Telecommunication Services	2.71%
Utilities	5.57%
Repurchase Agreement	1.48%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
KeyCorp	2.41%
Conduent, Inc.	2.21%
FirstEnergy Corp.	2.14%
Citizens Financial Group, Inc.	1.95%
CMS Energy Corp.	1.91%
Textron, Inc.	1.89%
Evergy, Inc.	1.83%
UDR, Inc.	1.72%
Edison International	1.67%
Ashland Global Holdings, Inc.	1.63%

Holding by Sector*	% of Investments
Consumer Discretionary	7.84%
Consumer Staples	4.79%
Energy	6.90%
Financials	19.80%
Health Care	6.60%
Industrials	14.26%
Information Technology	9.25%
Materials	8.28%
Real Estate	10.30%
Utilities	8.51%
Repurchase Agreement	3.47%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust - Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 11/08/2018	2.32%
Bank of America NA, 2.561%, 08/28/2020	1.21%
UBS AG (United Kingdom), 2.631%, 05/28/2019	1.18%
Morgan Stanley, 3.119%, 02/14/2020	1.18%
Energy Transfer Partners LP, 2.8949%, 09/06/2018	1.06%
ABN AMRO Bank NV (Netherlands), 2.9726%, 01/18/2019	1.04%
Sumitomo Mitsui Banking Corp. (Japan), 2.686%, 01/17/2020	0.96%
JPMorgan Chase & Co., 2.9689%, 01/28/2019	0.95%
Pacific Gas & Electric Co., 2.5414%, 11/28/2018	0.88%
Marriott International, Inc., 2.5037%, 10/16/2018	0.84%

Holding by Sector*	% of Investments
Auto	7.36%
Basic Industry	0.32%
Consumer Cyclicals	3.44%
Consumer Services	2.05%
Consumer Staples	4.35%
Energy	8.78%
Financial Services	50.63%
Government	2.32%
Health Care	2.31%
Integrated Oils	0.14%
Materials and Processing	5.07%
Producer Durables	2.40%
Technology	4.41%
Telecommunications	0.26%
Transportation	0.63%
Utilities	5.41%
Repurchase Agreement	0.12%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: October 29, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: October 29, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: October 29, 2018